As Filed With The Securities And Exchange Commission On April 27, 2007

Registration No. 33-80958

811-06564

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-4

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 26

and

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

Amendment No. 37

PEOPLES BENEFIT LIFE INSURANCE COMPANY SEPARATE ACCOUNT V

(Exact Name of Registrant)

PEOPLES BENEFIT LIFE

INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road NE

Cedar Rapids, Iowa 52499

(Address of Depositor’s Principal Executive Office)

Depositor’s Telephone Number (319) 355-8330

Darin D. Smith, Esquire

PEOPLES BENEFIT LIFE INSURANCE COMPANY

4333 Edgewood Road NE

Cedar Rapids, Iowa 52499

(Name and Address of Agent for Service)

Copies to:

Michael Berenson, Esquire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Approximate Date of Proposed Offering:    As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	On May 1, 2007 pursuant to paragraph (b) of Rule 485.
☐	60 Days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On , pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

THE ADVISOR’S EDGE®

VARIABLE ANNUITY

Issued Through

Peoples Benefit Life Insurance Company

Separate Account V

By

Peoples Benefit Life Insurance Company

Prospectus

May 1, 2007

The Advisor’s Edge® Variable Annuity (the “Policy”) provides a means of investing on a tax-deferred basis in a variety of portfolios of underlying mutual funds (the “Portfolios”) and a fixed account which offers interest at rates that are guaranteed by Peoples Benefit Life Insurance Company. The Policy is an individual variable annuity policy and is intended for retirement savings or other long-term investment purposes. For investments in the Subaccounts, the Policy Owner (“You,” “Your”) bears all investment risk (including the possible loss of principal), and investment results are not guaranteed. The Policy provides a Right to Cancel period of at least 20 days (30 days or more in some instances) during which the Policy may be cancelled.

Before investing you should carefully read this prospectus and the accompanying prospectuses for the Portfolios of the underlying mutual funds. These prospectuses give you important information about the Policy and the Portfolios, including the objectives, risks, and strategies of the Portfolios; you should keep them for future reference.

A Statement of Additional Information (“SAI”) for the Policy prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free by calling our Administrative and Service Office at 800-866-6007. The Table of Contents of the Statement of Additional Information is included at the end of this prospectus. Information about the variable annuity also can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. You may obtain information about the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

The Policy is not available in all states.

This prospectus does not constitute an offering in any jurisdiction where it would be unlawful to make an offering like this. We have not authorized anyone to give any information or make any representations about this offering other than those contained in this prospectus. You should not rely on any other information or representations.

Neither the Securities and Exchange Commission nor any state securities regulator has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

AEGON/Transamerica Series Trust

– Initial Class

Portfolio Construction Manager: Morningstar Associates, LLC

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities

Clarion Global Real Estate Securities

Subadvised by JP Morgan Investment Management, Inc.

JPMorgan Enhanced Index

Subadvised by MFS ® Investment Management

MFS International Equity

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Small Cap

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Value Balanced

Subadvised by Morgan Stanley Investment Management Inc.

Van Kampen Active International Allocation

Subadvised by Van Kampen Asset Management

Van Kampen Mid-Cap Growth

Columbia Funds Variable Insurance

Trust – Class A

Managed by Columbia Management Advisors, Inc.

Columbia Small Company Growth Fund, Variable Series

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Focus Portfolio

Credit Suisse Small Cap Core I Portfolio

DFA Investment Dimensions Group Inc.

Advised by Dimensional Fund Advisors, LP

VA Global Bond Portfolio

VA International Small Portfolio

VA International Value Portfolio

VA Large Value Portfolio

VA Short-Term Fixed Portfolio

VA Small Value Portfolio

The Federated Insurance Series

Advised by Federated Equity Management Company of Pennsylvania

Federated American Leaders Fund II

Federated Capital Income Fund II

Advised by Federated Investment Management Company

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

Fidelity Variable Insurance Products Fund

– Initial Class

Advised by Fidelity Management & Research Company

VIP Contrafund® Portfolio

VIP Mid Cap Portfolio

VIP Value Strategies Portfolio

Nationwide Variable Insurance Fund

Advised by Nationwide Fund Advisors

Gartmore NVIT Developing Markets Fund

Vanguard Variable Insurance Fund

Advised by

Vanguard’s Quantitative Equity Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Advised by Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd.

International Portfolio

Advised by Vanguard’s Fixed Income Group

Short-Term Investment-Grade Portfolio

Total Bond Market Index Portfolio

Wanger Advisors Trust

Advised by Columbia Wanger Asset Management, L.P.

Wanger International Small Cap

Wanger U.S. Smaller Companies

Wells Fargo Advantage Variable Trust Funds

Advised by Wells Capital Management Incorporated

WFAVT Small/Mid Cap Value Fund

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Contents

4	Summary

8	Fee Table

9	Example

10	The Annuity Policy

11	Purchase

12	Investment Choices

18	Performance

20	Expenses

22	Access to Your Money

23	Annuity Payments

26	Death Benefit

28	Taxes

32	Additional Features

34	Other Information

38	Table of Contents of Statement of Additional Information

39	Appendix A (Condensed Financial Information)

60	Appendix B: Policy Form Number NA103

66	Appendix C: Policy Form Number AV515 101 130 600

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SUMMARY

The numbered sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding numbered headings. Please read the full prospectus carefully.

1.	THE ANNUITY POLICY

The Advisor’s Edge® Variable Annuity

Advisor’s Edge® is a flexible-premium variable annuity offered by Peoples Benefit Life Insurance Company (“Peoples Benefit,” “We,” “Us,” “Our”). The Policy provides a means of investing on a tax-deferred basis in various Portfolios of the underlying funds and a fixed account offered by Peoples Benefit.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.

The Policy provides benefits in two distinct phases: accumulation and income.

The Accumulation Phase

During the Accumulation Phase, you choose to allocate your investment in the Policy among the various Portfolios and the fixed account available under the Policy. You can contribute additional amounts to the Policy and you can take withdrawals from the Policy during the Accumulation Phase. The value of your investment depends on the investment performance of the Portfolios of the underlying funds that you choose. Your earnings are generally not taxed during this phase unless you withdraw them.

The Income Phase

During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Policy. See ANNUITY PAYMENTS for more information about Annuity Payment Options.

2.	PURCHASE

You can buy the Policy with a minimum investment of $10,000 for Non-Qualified Policies and $1,000 for Qualified Policies. You must obtain prior company approval to purchase a policy with an amount less than the required minimum. You can add $500 or more to Non-Qualified Policies and $25 or more to Qualified Policies at any time during the Accumulation Phase. Your Policy may not exceed $1,000,000 in total Premium Payments without our prior approval if riders are attached. Your Policy may not exceed $2,000,000 in total Premium Payments without our prior approval if riders are not attached. For issue ages over 80, the maximum total Premium Payments may not exceed $500,000 without prior approval if riders are attached; the maximum total Premium Payments may not exceed $1,000,000 without prior approval if riders are not attached.

3.	INVESTMENT CHOICES

When you purchase the Policy, your Premium Payments are deposited into the Peoples Benefit Life Insurance Company Separate Account V (the “Separate Account”). The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios of the underlying mutual funds (the “Subaccounts”). The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Peoples Benefit, but are accounted for separately from the Company’s other assets and can be used only to satisfy its obligations to the Policy Owners.

You can allocate your Premium Payments to one or more Subaccounts that invest exclusively in shares of the following Portfolios described in the underlying funds’ prospectuses and to the fixed account. The fixed account offers an interest rate that Peoples Benefit guarantees.

Asset Allocation – Conservative Portfolio – Initial Class(1)

Asset Allocation – Growth Portfolio – Initial Class(1)

Asset Allocation – Moderate Portfolio – Initial Class(1)

Asset Allocation – Moderate Growth Portfolio – Initial Class(1)

Capital Guardian Global – Initial Class(1)

Capital Guardian Value – Initial Class(1)

Clarion Global Real Estate Securities – Initial Class(1)(2)

JPMorgan Enhanced Index – Initial Class(1)(2)

MFS International Equity – Initial Class(1)

PIMCO Total Return – Initial Class(1)

T. Rowe Price Small Cap – Initial Class

Transamerica Equity – Initial Class(1)(2)

Transamerica Growth Opportunities – Initial Class(1)

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Transamerica Value Balanced – Initial Class(1)(2)

Van Kampen Active International Allocation

    – Initial Class(1)(2)

Van Kampen Mid-Cap Growth – Initial Class(1)

Columbia Small Company Growth Fund,

    Variable Series – Class A Shares(1)(2)

Credit Suisse International Focus Portfolio(1)(2)

Credit Suisse Small Cap Core I Portfolio(1)(2)

VA Global Bond Portfolio(1)(2)

VA International Small Portfolio(1)(2)

VA International Value Portfolio(1)(2)

VA Large Value Portfolio(1)(2)

VA Short-Term Fixed Portfolio(1)(2)

VA Small Value Portfolio(1)(2)

Federated American Leaders Fund II(1)(2)

Federated Capital Income Fund II(1)(2)

Federated Fund for U.S. Government Securities II(1)(2)

Federated High Income Bond Fund II(1)(2)

Federated Prime Money Fund II(1)(2)

Fidelity – VIP Contrafund® Portfolio – Initial Class

Fidelity – VIP Mid Cap Portfolio – Initial Class(1)

Fidelity – VIP Value Strategies Portfolio

    – Initial Class(1)

Gartmore NVIT Developing Markets Fund(1)(2)

Vanguard – Equity Index Portfolio(1)

Vanguard – Mid-Cap Index Portfolio(1)

Vanguard – REIT Index Portfolio(1)

Vanguard – International Portfolio

Vanguard – Short-Term Investment-Grade Portfolio(1)

Vanguard – Total Bond Market Index Portfolio(1)

Wanger International Small Cap(1)(2)

Wanger U.S. Smaller Companies(1)(2)

WFAVT Small/Mid Cap Value Fund(1)(2)

(1)	Owners of Policy Number AV515 101 130 600 may invest in these funds.

(2)	Owners of Policy Number NA103 may only invest in these funds.

You can make or lose money in any of the Subaccounts that invest in these Portfolios depending on their investment performance.

4.	PERFORMANCE

The investment performance of the Subaccounts you choose directly affects the value of your Policy. For investments in the Subaccounts, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed.

From time to time, Peoples Benefit may advertise the investment performance of the Subaccounts. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission (“SEC”), as well as certain non-standardized methods.

Past performance does not indicate or predict future performance.

5.	EXPENSES

No sales load is deducted from Premium Payments.

No surrender charge applies to withdrawals. Full surrenders, partial withdrawals, and transfers from a Guaranteed Period Option of the fixed account may be subject to an Excess Interest Adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an Annuity Payment Option from a Guaranteed Period Option of the fixed account.

Peoples Benefit will deduct daily mortality and expense risk fees and administrative charges at an annual rate of either 0.75%, 0.60% or 0.55% from the assets in each Subaccount (depending on the death benefit you select).

On each Policy Anniversary and at the time of surrender during any Policy Year before the Annuity Commencement Date, we reserve the right to assess a service charge of up to $30 for policy administration expenses. In no event will the Service Charge exceed 2% of the Policy Value on the Policy Anniversary or at the time of surrender. The Service Charge will not be deducted on a Policy Anniversary or at the time of surrender if, at either of these times, (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000 or (2) the Policy Value equals or exceeds $50,000.

You will also pay certain expenses associated with the operation of the Portfolios of the underlying funds.

If you elect the Initial Payment Guarantee when you annuitize, there is an additional fee equal to an annual rate of 1.25% of the daily net asset value in the Subaccounts.

6.	ACCESS TO YOUR MONEY

You can take money out of your Policy at any time during the Accumulation Phase. Each withdrawal you make must be at least $500. If you have Policy Value in the fixed account, you may take all cumulative earnings under the Policy free of Excess Interest Adjustments. Amounts withdrawn from the fixed account in excess of cumulative earnings will be subject to Excess Interest Adjustments. You may have to pay income tax and a tax penalty on any money you take out. Withdrawals may be restricted under Qualified Policies.

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7.	ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Policy allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a number of years. Most Annuity Payment Options are available on either a variable basis (where the amount of each payment rises or falls depending on the investment performance of the Portfolios of the underlying funds you have chosen) or a fixed basis (where the amount of each payment will remain level). If you select a variable payment option, the dollar amount of your payments may go up or down, although under the Initial Payment Guarantee, Peoples Benefit will guarantee a minimum amount of your payments. There is an extra charge for this guarantee.

8.	DEATH BENEFIT

If the annuitant dies before the Income Phase begins, then a death benefit will become payable.

Naming different persons as owner and annuitant can affect to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your advisor if you have questions.

You may choose one of the following death benefits options:

•	Policy Value;

•	Return of Premium;

•	Annual Step-Up to age 81—available if the owner or annuitant is age 0 to 75 on the Policy Date.

If the owner is not the annuitant, no death benefit is paid if the owner dies.

The death benefit is paid first to a surviving owner, if any; it is only paid to the beneficiary if there is no surviving owner.

9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the Accumulation Phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the Income Phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the Income Phase are, in many cases, considered as all taxable income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.

10.	ADDITIONAL FEATURES

This Policy has additional features that might interest you. These features are not available in all states and may not be suitable for your particular situation. These include the following:

•

You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your Policy is in the Accumulation Phase. This feature is referred to as the “systematic payout option.” Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•

You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee”. There is an extra charge for this rider.

•

Under certain medically related circumstances, we will allow you to surrender or partially withdraw your Policy Value without an Excess Interest Adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•	Under certain unemployment circumstances, you may withdraw all or a portion of the Policy Value free of Excess Interest Adjustments. This feature is called the “Unemployment Waiver.”

•	You may make transfers and/or change the allocation of additional Premium Payments by telephone.

•

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the Policy Value among the various subaccounts. This feature is called “Asset Rebalancing.”

•

You can arrange to have a certain amount of money (at least $500) automatically transferred from the fixed account or a money market subaccount either monthly or quarterly, into your choice of Subaccounts. This feature is called “Dollar Cost Averaging.”

These features are not available in all states, may vary by state, and may not be suitable for your particular situation.

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11.	OTHER INFORMATION

Right to Cancel Period

The Policy provides for a Right to Cancel Period of 20 days (30 or more days in some instances as specified in your Policy) plus a 5-day period to allow for mail delivery. The amount of the refund will generally be the Policy Value. No fees or charges will be deducted from the Policy Value (except separate account charges that are included in the Policy Value calculation.) Premium Payments (with no fees or charges deducted) will be returned in states that require this for cancellations during the Right to Cancel Period. You bear the risk of any decline in Policy Value during the Right to Cancel Period. To cancel your investment, please return your Policy to us or to the advisor from whom you purchased the Policy.

Section 1035 Exchanges

Before exchanging one annuity for another under Section 1035 of the Internal Revenue Code (“1035 Exchange”), you should compare both annuities carefully. If you exchange an annuity contract for the Policy described in this prospectus, you might have to pay a surrender charge and tax, including a penalty tax, on your old annuity contract, there will be a new surrender charge period for this Policy, other fees and charges may be higher (or lower) under this Policy, and the benefits under this Policy may be different. You should not exchange another annuity contract for this Policy unless you determine, after knowing all of the facts, that the change is in your best interest and not just better for the person trying to sell you this Policy. If you decide to purchase this Policy through a 1035 Exchange, you should speak to your financial professional or tax advisor to make sure that the transaction will be tax free. If you surrender your old annuity contract for cash and then buy a new annuity contract, for example, you will have to pay tax on the surrender.

State Variations

Certain provisions of the Policy may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your Policy for specific variations since any such state variation will be included in your Policy. See your advisor or contact us for specific information that may be applicable to your state.

Peoples Benefit Life Insurance Company

Peoples Benefit Life Insurance Company is a life insurance company incorporated under Iowa law. It is principally engaged in offering life insurance and annuity policies.

Peoples Benefit Life Insurance Company Separate Account V

The Separate Account is a unit investment trust registered with the SEC and operating under Iowa law. The Separate Account has various Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying funds.

Condensed Financial Information

Please note that Appendix A contains a history of accumulation unit values in a table labeled “Condensed Financial Information.”

12.	INQUIRIES AND POLICY AND POLICYHOLDER INFORMATION

If you need more information about the Advisor’s Edge® Variable Annuity or want to make a transaction, call or write to our Administrative and Service Office at: Peoples Benefit Life Insurance Company, Variable Annuity Department, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, 800-866-6007.

If you have questions about your Policy, please telephone our Administrative and Service Office at 800-866-6007 Monday through Friday between the hours of 8 a.m. and 6 p.m. Eastern time. Please have ready the Policy number and the Policy Owner’s name when you call. As Policy Owner, you will receive periodic statements confirming any transactions that take place as well as quarterly and annual statements.

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FEE TABLE(1)

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy, surrender the Policy, or transfer Cash Value between investment choices. State premium taxes may also be deducted, and Excess Interest Adjustments may be made to amounts surrendered or applied to Annuity Payment Options from Cash Value from the fixed account.

Policy Owner Transaction Expenses
Sales Load Imposed on Premiums	None
Contingent Deferred Sales Load (surrender charge)(2)	None
Transfer Fees(3)	$0 - $10
Special Service Fee	$0 - $25

(1)	During the income phase, the fees may be different than those described in the fee table. See Section 5, “Expenses.”

(2)	If you select the Life With Emergency CashSM annuity payment option, you will be subject to a surrender charge after the Annuity Commencement Date. See Section 5, “Expenses.”

(3)	Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the investment portfolios’ fees and expenses.

Annual Policy Service Charge(1)	$30
Separate Account Annual Expenses (as a percentage of assets in the Separate Account)(2)
Base Separate Account Expenses:
Mortality and Expense Risk Fee	0.60%
Administrative Charge	0.15%

Total Base Separate Account Annual Expenses(3)	0.75%

(1)

We may assess an Annual Policy Service Charge of up to $30 for policy administration expenses (but no more than 2% of the Policy Value at the time of deduction). We will not assess this charge on a Policy if (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000 or (2) the Policy Value equals or exceeds $50,000.

(2)

If you elect the Initial Payment Guarantee rider at the time of annuitization, you will pay an additional fee—currently equal to an annual rate of 1.25% of the daily net asset value in the Subaccounts—that is reflected in the amount of the annuity payments that you receive. See Section 10, “Additional Features.”

(3)

Total Annual Separate Account Expenses shown (0.75%) apply to the Annual Step-Up to Age 81 Death Benefit option. This reflects a fee that is 0.15% and 0.20% per year higher than the 0.60% and 0.55% corresponding total separate account expenses for the Return of Premium Death Benefit and Policy Value Death Benefit options, respectively.

The next item shows the lowest and highest total operating expenses charged by the portfolios for the year ended December 31, 2006 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

	Lowest	Highest
Total Portfolio Annual Operating Expenses(1)
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.14%	1.46%

(1)

The fee table information relating to the Portfolios is for the year ending December 31, 2006 (unless otherwise noted) and was provided to Peoples Benefit by the underlying funds, their investment advisors or managers, and Peoples Benefit has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the Portfolios may be greater or less than those shown in the Table.

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EXAMPLE(1)

The following example illustrates the highest fees and expenses of any of the Portfolios for the year ended December 31, 2006, and the highest combination of Separate Account expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, (2) full surrender at the end of each period, and (3) assuming no optional riders have been selected. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

	1 Year	3 Years	5 Years	10 Years
Annual Step-Up to Age 81 Death Benefit Option (0.75%)	$230	$710	$1216	$2607
Return of Premium Death Benefit Option (0.60%)	$215	$664	$1140	$2453
Policy Value Death Benefit Option (0.55%)	$210	$649	$1114	$2402

(1)	Different fees and expenses not reflected in the example may be assessed during the income phase of the Policy.

You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher than those shown, subject to the guarantees in the Policy. In addition, your rate of return may be more or less than the 5% assumed in the example. This example does not reflect any premium taxes.

For information concerning compensation paid for sale of the Policies, see “Distribution of the Policies.”

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1.	THE ANNUITY POLICY

The Advisor’s Edge® variable annuity is a flexible-premium multi-funded variable annuity offered by Peoples Benefit. The Policy provides a means of investing on a tax-deferred basis in various Portfolios of the underlying mutual funds (the “Portfolios”) and a fixed account. The fixed account offers interest rates that Peoples Benefit guarantees will not decrease during the selected guaranteed period. There may be a different interest rate for each different guaranteed period that you select. The Guaranteed Period Options are the various interest rate periods for the fixed account which Peoples Benefit may offer and into which Premium Payments may be paid or amounts transferred.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement, but also for other long-term investment purposes. The tax-deferred feature of the Policy is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans. There is no additional tax deferral benefit when the Policy is purchased to fund a qualified plan.

About the Policy

The Advisor’s Edge® variable annuity is a policy between you, the Policy Owner, and Peoples Benefit, the issuer of the Policy. (Owners of Policy Number NA103 should also refer to Appendix B; and owners of Policy Number AV515 101 130 600 should refer to Appendix C, for further information about specific policy features.)

The Policy provides benefits in two distinct phases: accumulation and income.

Accumulation Phase

The Accumulation Phase starts when you purchase your Policy and ends immediately before the Annuity Commencement Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Policy among the various available Portfolios and the fixed account. The Policy is a variable annuity because the value of your investment in the Subaccounts can go up or down depending on the investment performance of the Subaccounts you choose. The Policy is a flexible-premium annuity because you can make additional investments of at least $500 until the Income Phase begins. During this phase, you are generally not taxed on earnings from amounts invested unless you make withdrawals.

Other benefits available during the Accumulation Phase include the ability to:

•	Make transfers among your Subaccount choices at no charge and without current tax consequences. (See Transfers Among the Subaccounts and the Fixed Account)

•	Withdraw all or part of your money with no surrender penalty charged by Peoples Benefit, although you may incur income taxes and a 10% penalty tax. (See Full and Partial Withdrawals.)

Income Phase

During the Income Phase, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Policy and the Annuity Payment Option you select. The Annuity Payment Options are explained at ANNUITY PAYMENTS.

At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investment performance of the Subaccounts you choose. However, if you annuitize under the Initial Payment Guarantee, then Peoples Benefit will guarantee a minimum amount of your annuity payments. There is an extra charge for this rider. If fixed, the payment amounts are level.

Annuity payments are available in a wide variety of options, including payments over a specified period or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

The Separate Account

When you purchase a Policy, money you have allocated to the Subaccounts is deposited into Peoples Benefit’s Separate Account V. The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Peoples Benefit, but are accounted for separately from Peoples Benefit’s other assets and

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can be used only to satisfy its obligations to Policy Owners.

2.	PURCHASE

Customer Order Form and Issuance of Policies To invest in the Advisor’s Edge® variable annuity, you should send a completed customer order form and your Initial Premium Payment to the address indicated on the customer order form. If you wish to make a personal delivery by hand or courier to Peoples Benefit of your completed customer order form and Initial Premium Payment (rather than through the mail), do so at our Administrative and Service Office, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Peoples Benefit will issue a Policy only if the Annuitant and Joint Annuitant are 85 years of age or less.

If the customer order form and any other required documents are received in good order, Peoples Benefit will issue the Policy and will credit the Initial Premium Payment within two Business Days after receipt. (A Business Day is any day that the New York Stock Exchange is open for trading.) Along with the Policy, Peoples Benefit will also send a Policy acknowledgment form, which you should complete, sign, and return in accordance with its instructions. Please note that until Peoples Benefit receives (at our Administrative and Service Office) the acknowledgment form signed by the Owner and any Joint Owner, the Owner and any Joint Owner must obtain a signature guarantee on their written signed request in order to exercise any rights under the Policy.

If Peoples Benefit cannot credit the Initial Premium Payment because the customer order form or other required documentation is incomplete, Peoples Benefit will contact the applicant in writing, explain the reason for the delay, and refund the Initial Premium Payment within five Business Days unless the applicant consents to Peoples Benefit’s retaining the Initial Premium Payment and crediting it as soon as the necessary requirements are fulfilled.

Qualified Policy

In addition to Non-Qualified Policies, Peoples Benefit also offers the Advisor’s Edge® as a Qualified Policy. Note that Qualified Policies contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Policy. (See QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES.)

When the term “Qualified Policy” is used in this prospectus we mean a Policy that qualifies as an individual retirement annuity under either Section 403(b), 408(b), or 408A of the Internal Revenue Code.

Premium Payments

A Premium Payment is any amount you use to buy or add to the Policy. A Premium Payment may be reduced by any applicable premium tax. In that case, the resulting amount is called a Net Premium Payment. The initial Net Premium Payment is credited to the Policy within two Business Days of receipt of the Premium Payment, customer order form and other required documents.

A Few Things to Keep in Mind Regarding Premium Payments

•	The minimum Initial Premium Payment for a Non-Qualified Policy is $10,000.

•	The minimum Initial Premium Payment for a Qualified Policy is $1,000.

•	You must obtain prior company approval to purchase a policy with an amount less than the required minimum.

•

You may make additional Premium Payments at any time during the Accumulation Phase and while the Annuitant or Joint Annuitant, if applicable, is living. Additional Premium Payments must be at least $500 for Non-Qualified Policies. Additional Premium Payments must be at least $25 for Qualified Policies.

•	Additional Premium Payments received before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) are credited to the Policy as of the close of business that same day.

•

The total of all Premium Payments may not exceed $2,000,000 if the Policy does not include a rider, and $1,000,000 if the Policy does include a rider, without our prior approval. For issue ages over 80, the total of all Premium Payments may not exceed $1,000,000 if the Policy does not include a rider, and $500,000 if the Policy does include a rider, without our prior approval.

•	Your Initial Net Premium Payment will be immediately invested among the Subaccounts selected in your customer order form. See Allocation of Premium Payments, below, for more information.

The date on which the Policy is issued is called the Policy Date. A Policy Anniversary is any anniversary of the Policy Date. A Policy Year is a

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period of twelve months starting with the Policy Date or any Policy Anniversary.

Purchasing by Wire

For wiring instructions, please contact our Administrative Office at 800-866-6007.

Allocation of Premium Payments

You specify on the customer order form what portion of your Premium Payments you want to be allocated among which Subaccounts and which Guaranteed Period Options. You may allocate your Premium Payments to one or more Subaccounts or to any of the Guaranteed Period Options. All allocations you make to the Subaccounts must be in whole-number percentages totaling 100%. Peoples Benefit reserves the right to refuse any Premium Payment.

Should your investment goals change, you may change the allocation percentages for additional Net Premium Payments by sending written notice to or by calling Peoples Benefit. Requests for Transfers received before the close of the New York Stock Exchange (generally 4 p.m. Eastern time) are processed as of that day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

WHAT’S MY POLICY WORTH TODAY?

Policy Value

The Policy Value of your Policy is the value of all amounts accumulated under the Policy during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Policy is opened, the Policy Value is equal to your Initial Net Premium Payment. On any Business Day thereafter, the Policy Value equals the Policy Value from the previous Business Day, plus –

•	any additional Net Premium Payments credited

•	any increase in the Policy Value due to investment results of the Subaccount(s) you selected and the interest credited to the Guaranteed Period Options minus –

•	any decrease in the Policy Value due to investment results of the Subaccount(s) you selected

•	the daily Mortality and Expense Risk Fee

•	the daily Administrative Expense Charge

•	the Annual Policy Service Charge and any rider charges, if applicable

•	any withdrawals (including the net effect of any applicable Excess Interest Adjustments on such withdrawals)

•	any charges for Transfers made after the first twelve in a Policy Year

•	any Premium Taxes that occur during the Valuation Period.

The Valuation Period is any period between two successive Business Days beginning at the close of business of the first Business Day and ending at the close of business of the next Business Day.

You should expect the Policy Value of your Policy to change from Valuation Period to Valuation Period, reflecting the investment experience of the Subaccounts you have selected as well as the daily deduction of charges.

An Accumulation Unit is a measure of your ownership interest in the Policy during the Accumulation Phase. When you allocate your Net Premium Payments to a selected Subaccount, Peoples Benefit will credit a certain number of Accumulation Units to your Policy. Peoples Benefit determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the payment is credited. Each Subaccount has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Subaccount. The net rate of return reflects the performance of the Subaccount for the Valuation Period and is net of asset charges to the Subaccount. The Policy Value in each Subaccount equals the number of Accumulation Units in the Subaccount multiplied by the Accumulation Unit Value for that Subaccount.

All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value. Only in this way can these earnings remain tax-deferred.

3.	INVESTMENT CHOICES

The Advisor’s Edge® variable annuity offers you a means of investing in various Portfolios offered by different investment companies (each investment company a “Fund”) and a fixed account. The companies that provide investment advice and

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administrative services for the underlying fund Portfolios offered through this Policy are listed below. More detailed information, including an explanation of the Portfolio’s investment objectives, may be found in the current prospectuses for the underlying funds, which are attached to this prospectus. You should read the prospectuses for the underlying funds carefully before you invest. For information about the fixed account and the Guaranteed Period Options, see The Fixed Account.

The general public may invest in the Portfolios only through certain insurance policies and qualified plans. The investment objectives and policies of the Portfolios may be similar to those of certain publicly available funds or portfolios. However, you should not expect that the investment results of any publicly available funds or portfolios will be comparable to those of the Portfolios.

AEGON/Transamerica Series Trust – Initial Class

Portfolio Construction Manager: Morningstar Associates, LLC

Asset Allocation – Conservative Portfolio(1)

Asset Allocation – Growth Portfolio(1)

Asset Allocation – Moderate Portfolio(1)

Asset Allocation – Moderate Growth Portfolio(1)

Subadvised by Capital Guardian Trust Company

Capital Guardian Global(1)

Capital Guardian Value(1)

Subadvised by ING Clarion Real Estate Securities

Clarion Global Real Estate Securities(1) (2)

Subadvised by JP Morgan Investment Management, Inc.

JPMorgan Enhanced Index(1) (2)

Subadvised by MFS® Investment Management(3)

MFS International Equity(1)(4)

Subadvised by Pacific Investment Management Company, LLC

PIMCO Total Return(1)

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Small Cap

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity(1) (2)(5)

Transamerica Growth Opportunities(1)

Transamerica Value Balanced(1) (2)

Subadvised by Morgan Stanley Investment Management Inc.

Van Kampen Active International Allocation(1) (2)

Subadvised by Van Kampen Asset Management Inc.

Van Kampen Mid-Cap Growth(1)

Columbia Funds Variable Insurance Trust – Class A Shares

Advised by Columbia Management Advisors, Inc.

Columbia Small Company Growth Fund, Variable Series(1) (2)

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Focus Portfolio(1) (2)

Credit Suisse Small Cap Core I Portfolio(1) (2)(6)

DFA Investment Dimensions Group Inc.

Advised by Dimensional Fund Advisors LP(7)

VA Global Bond Portfolio(1) (2)

VA International Small Portfolio(1) (2)

VA International Value Portfolio(1) (2)

VA Large Value Portfolio(1) (2)

VA Short-Term Fixed Portfolio(1) (2)

VA Small Value Portfolio(1) (2)

The Federated Insurance Series

Advised by Federated Equity Management Company of Pennsylvania

Federated American Leaders Fund II(1) (2)

Federated Capital Income Fund II(1) (2)

Advised by Federated Investment Management Company

Federated Fund for U.S. Government

Securities II(1) (2)

Federated High Income Bond Fund II(1) (2)

Federated Prime Money Fund II(1) (2)

Fidelity Variable Insurance Products Fund – Initial Class

Advised by Fidelity Management &

Research Company

VIP Contrafund® Portfolio

VIP Mid Cap Portfolio(1)

VIP Value Strategies Portfolio(1)

Nationwide Variable Insurance Trust(8)

Advised by Nationwide Fund Advisors

Management Trust(9)

Gartmore NVIT Developing Markets Fund(1) (2)(10)

Vanguard Variable Insurance Fund

Advised by Vanguard’s Quantitative Equity Group

Equity Index Portfolio(1)

Mid-Cap Index Portfolio(1)

REIT Index Portfolio(1)

Advised by Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd.

International Portfolio

Advised by Vanguard’s Fixed Income Group

Short-Term Investment-Grade Portfolio(1)

Total Bond Market Index Portfolio(1)

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Wanger Advisors Trust

Advised by Columbia Wanger Asset Management, L.P.

Wanger International Small Cap(1) (2)

Wanger U.S. Smaller Companies(1) (2)

Wells Fargo Advantage Variable Trust Funds

Advised by Wells Capital Management Inc.

WFAVT Small/Mid Cap Value Fund(1) (2)

(1)	Owners of Policy Number AV515 101 130 600 may invest in these funds.

(2)	Owners of Policy Number NA103 may only invest in these funds.

(3)	Formerly subadvised by American Century Global Investment Management Inc.

(4)	Formerly known as American Century International.

(5)	Great Companies - AmericaSM and the Janus Growth merged into Transamerica Equity.

(6)	Formerly known as Credit Suisse Small Cap Growth Portfolio.

(7)	Formerly known as Dimensional Fund Advisors Inc.

(8)	Formerly known as Gartmore Variable Insurance Trust.

(9)	Formerly subadvised by Gartmore Mutual Fund Capital Trust.

(10)	Formerly known as Gartmore GVIT Developing Markets Fund.

The following Subaccount is only available to Policy Owners who held an investment in this Subaccount on July 1, 2002. However, if an owner withdraws all of his or her money from this Subaccount after July 1, 2002, that owner may not reinvest in this Subaccount.

AEGON/Transamerica Series Trust – Initial Class

Subadvised by Transamerica Investment Management, LLC

Transamerica Small/Mid Cap Value

The following Subaccounts were closed to new investments as of May 1, 2006.

AEGON/Transamerica Series Trust – Initial Class

Subadvised by ClearBridge Advisors, LLC(1)

Legg Mason Partners All Cap(2)

Subadvised by Templeton Investment Counsel, LLC and Transamerica Investment Management, LLC(3)

Templeton Transamerica Global(4)

Subadvised by Transamerica Investment Management, LLC(5)

Transamerica Science and Technology(6)

(1)	Formerly subadvised by Salomon Brothers Asset Management Inc.

(2)	Formerly known as Salomon All Cap.

(3)	Formerly subadvised by Templeton Investment Counsel, LLC and Great Companies, LLC.

(4)	Formerly known as Templeton Great Companies Global.

(5)	Formerly subadvised by Great Companies, LLC.

(6)	Formerly known as Great Companies - TechnologySM.

AllianceBernstein Variable Products Series Fund, Inc.- Class B

Advised by Alliance Capital Management L.P.

AllianceBernstein Global Technology Portfolio

AllianceBernstein Growth Portfolio

AllianceBernstein Large Cap Growth Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class

Advised by The Dreyfus Corporation

Dreyfus Variable Investment Fund – Service Class

Advised by The Dreyfus Corporation

Dreyfus VIF – Appreciation Portfolio (Subadvised by Fayez Sarofim & Co.)

Seligman Portfolios, Inc. – Class 2 Shares

Advised by J. & W. Seligman & Co. Incorporated

Seligman Capital Portfolio

Seligman Communications and Information Portfolio

Seligman Global Technology Portfolio

There is no assurance that a Portfolio will achieve its stated objective.

Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services, total expenses, and charges can be found in the current prospectuses for the corresponding Funds. You should read the prospectuses for the Portfolios carefully before you invest.

Selection of Underlying Portfolios

The underlying portfolios offered through this product are selected by Peoples Benefit, and Peoples Benefit may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to

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new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the AEGON/Transamerica Series Trust (“ATST”) portfolios at least in part because they are managed by one of our affiliates, Transamerica Fund Advisors, Inc. (“TFAI”).

You are responsible for choosing the portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since you bear the investment risk, you should carefully consider decisions you make regarding your investment allocations.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the portfolios that is available to you, including each fund's prospectus, statement of additional information and annual and semi/annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or portfolio. After you select portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the portfolios you have chosen.

We do not recommend or endorse any particular portfolio and we do not provide investment advice.

We do not guarantee that any Subaccounts will always be available for Premium Payments, allocations, or transfers. See the SAI for more information about the possible addition, deletion, or substitution of investments.

We also reserve the right to limit the number of Subaccounts you are invested in at any one time.

Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers frequent or disruptive traders. Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing or disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

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Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•

expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that, some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

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Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment choice that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Policy owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual policy owners, and to restrict or prohibit further purchases or transfers by specific policy owners identified by an underlying fund portfolio as violating the frequent trading policies established for that portfolio.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

The Fixed Account

Premium Payments allocated and amounts transferred to the fixed account become part of Peoples Benefit’s general account. Interests in the general account have not been registered under the Securities Act of 1933, nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 and 1940 Acts. Peoples Benefit has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the fixed account.

While we do not guarantee that the fixed account will always be available for new investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your Policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at

17

least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the Guaranteed Period Option you selected, the value in the Guaranteed Period Option will automatically be transferred into a new Guaranteed Period Option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a Guaranteed Period Option of the fixed account are subject to an Excess Interest Adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your Policy. The Excess Interest Adjustment will not decrease the interest credited to your Policy below the guaranteed minimum, however.

We also guarantee that upon full surrender your Cash Value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law.

If you select the fixed account, your money will be placed with Peoples Benefit’s other general assets. The amount of money you are able to accumulate in the fixed account during the Accumulation Phase depends upon the total interest credited. The amount of annuity payments you receive during the Income Phase from the fixed portion of your Policy will remain level for the entire Income Phase.

We reserve the right to refuse any Premium Payment to the fixed account.

Transfers Among the Subaccounts and the Fixed Account

Should your investment goals change, you may make transfers of money among the Subaccounts and the Fixed Account, subject to limitations described above which we reserve the right to impose, and the following conditions:

•

You may make requests for transfers in writing or by telephone. Peoples Benefit will process requests it receives before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

•	The minimum amount you may transfer from a Subaccount is $500 (unless the Policy Value in a Subaccount is less than $500).

•	Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for Transfers in excess of 12 per Policy Year.

•	Transfers out of a Guaranteed Period Option of the fixed account are limited to the following:

•

Within 30 days prior to the end of the guaranteed period you must notify us that you wish to transfer the amount in that Guaranteed Period Option to another investment choice. No Excess Interest Adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest Premium Payment first.

•

Other than at the end of a guaranteed period, transfers of amounts from the Guaranteed Period Option (in excess of interest credited), are subject to an Excess Interest Adjustment. If the adjustment is negative, then the maximum amount you can transfer is 25% of the amount in that Guaranteed Period Option, less any previous transfers during the current Policy Year. If the adjustment is positive, then we do not limit the amount that you can transfer.

•	Transfers of the Guaranteed Period Option amounts equal to interest credited must be at least $50.

•	There are no transfers permitted out of the Dollar Cost Averaging Fixed Account Option except through the dollar cost averaging program.

4.	PERFORMANCE

Performance Measures

Performance for the Subaccounts of the Separate Account, including the yield and effective yield of the money market Subaccount, the yield of the other Subaccounts, and the total return of all Subaccounts may appear in reports and promotional literature to current or prospective Policy Owners.

Please refer to the discussion below and to the Statement of Additional Information for a more detailed description of the method used to calculate a Portfolio’s yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio’s performance.

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Standardized Average Annual Total Return

When advertising performance of the Subaccounts, Peoples Benefit will show the Standardized Average Annual Total Return for a Subaccount which, as prescribed by the rules of the SEC, is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The Standardized Average Annual Total Return assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable charges, including the Annual Policy Service Charge and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

ADDITIONAL PERFORMANCE MEASURES

Non-Standardized Average Annual Total Return

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Peoples Benefit may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may also make other assumptions, such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For information regarding the calculation of other performance data, please refer to the SAI.

Non-Standardized Adjusted Historical Average Annual Total Return

Peoples Benefit may show Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios, and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy’s inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Policy Values. These returns reflect a deduction for the Separate Account expenses and Portfolio expenses. These returns do not include the Annual Policy Service Charge or Premium Taxes (if any) which, if included, would reduce the percentages reported.

Non-Standardized Adjusted Historical Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Policy Value over the stated period had the performance remained constant throughout.

Yield And Effective Yield

Peoples Benefit may also show yield and effective yield figures for the money market Subaccount. “Yield” refers to the income generated by an investment in the money market Subaccount over a seven-day period, which is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the money market Subaccount is assumed to be reinvested. Therefore, the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures do not reflect the Annual Policy Service Charge or Premium Taxes (if any) which, if included, would reduce the yields reported.

From time to time a Portfolio of a Fund may advertise its yield and total return investment performance. For each Subaccount other than the money market Subaccount for which Peoples Benefit advertises yield, Peoples Benefit shall furnish a yield quotation referring to the Subaccount computed in the following manner: the net investment income per Accumulation Unit earned during a recent one month period divided by the Accumulation Unit Value on the last day of the period.

Please refer to the Statement of Additional Information for a description of the method used to calculate a Subaccount’s yield and total return, and a list of the indexes and other benchmarks used in evaluating a Subaccount’s performance.

The performance measures discussed above reflect results of the Subaccounts and are not intended to indicate or predict future performance. For more detailed information, see the Statement of Additional Information.

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Performance information for the Subaccounts may be contrasted with other comparable variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service that ranks mutual funds and other investment companies by overall performance, investment objectives, and assets. Performance may also be tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

5.	EXPENSES

There are charges and expenses associated with the Policy that reduce the return on your investment in the Policy.

Excess Interest Adjustment

Withdrawals of Cash Value from the fixed account may be subject to an Excess Interest Adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also be made to amounts applied to an Annuity Payment Option. See “Excess Interest Adjustment” in Section 7 of this prospectus and the Statement of Additional Information.

Annual Policy Service Charge

We reserve the right to assess an Annual Policy Service Charge of up to $30 (but no more than 2% of your Policy Value at the time of deduction) for policy administrative expenses. We will not assess this charge on your Policy if (1) sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; or (2) your Policy Value equals or exceeds $50,000.

Mortality and Expense Risk Fee

Peoples Benefit charges a fee as compensation for bearing certain mortality and expense risks under the Policy. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Fee is dependent on the death benefit option you select on the customer order form. For the Policy Value Death Benefit Option the mortality and expense risk fee is at an annual rate of 0.40%. For the Return of Premium Death Benefit Option the mortality and expense risk fee is at an annual rate of 0.45%. For the Annual Step-Up to age 81 Death Benefit Option the mortality and expense risk fee is at an annual rate of 0.60%.

We guarantee that the annual charge described above will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Peoples Benefit’s surplus. If the charges collected under the Policy are not enough to cover actual costs or assumed risks, then Peoples Benefit will bear the loss. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

A Closer Look At The Mortality and Expense Risk Fee

Peoples Benefit assumes mortality risk in two ways. First, where Policy Owners elect an Annuity Payment Option under which Peoples Benefit guarantees a number of payments over a life or joint lives, Peoples Benefit assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, Peoples Benefit assumes mortality risk in guaranteeing a minimum Death Benefit in the event the Annuitant dies during the Accumulation Phase.

The expense risk that Peoples Benefit assumes is that the charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Policy, may not be great enough to cover the actual costs of issuing and administering the Policy.

Administrative Expense Charge

Peoples Benefit assesses each Policy an annual Administrative Expense Charge to cover the cost of issuing and administering each Policy and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to 0.15% annually of the net asset value of the Separate Account.

Special Service Fees

We will deduct a charge for special services, such as overnight delivery.

Transfer Fee

You are generally allowed to make 12 free transfers per year before the Annuity Commencement Date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer.

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Premium Payments, asset rebalancing and dollar cost averaging transfers are not considered transfers. All transfer requests made at the same time are treated as a single request.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a daily rider fee currently at an annual rate of 1.25% of the daily net asset value in the Subaccounts. The rider fee may be higher or lower at the time you annuitize and elect the rider.

Life with Emergency CashSM Surrender Charge

If you select the Life with Emergency Cash annuity payment option, then you can surrender your Policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the Annuity Commencement Date, according to the following schedule:

Number of years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)
0-1	4%
1-2	3%
2-3	2%
3-4	1%
4 or more	0%

We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency CashSM annuity payment option.

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the Annuity Commencement Date and not from the Premium Payment date;

•	this charge is a percentage of the Adjusted Policy Value applied to the Life with Emergency CashSM annuity payment option, and not a percentage of premium; and

•	under this payment option, there is no surrender charge free amount.

Portfolio Expenses

The value of the assets in the Separate Account will reflect the fees and expenses paid by the Portfolios. The lowest and highest Portfolio expenses for the previous calendar year are found in the “Fee Table” section of this prospectus. See the prospectuses for the underlying fund Portfolios for more information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive two types of payments:

•

Rule 12b-1 Fees. Effective on or about May 1, 2007 our affiliate Transamerica Capital, Inc. (“TCI”) replaced our affiliate AFSG Securities Corporation as principal underwriter for the policies. TCI receives some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.10% to 0.25% of the average daily assets of the certain portfolios attributable to the Policies and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the Portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment advisor or sub-advisor receives from the advisory fee deducted from Portfolio assets. Policy owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is based on a percentage of the assets of the particular Portfolios attributable to the Policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

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Incoming Payments to Peoples Benefit and TCI

Fund	Maximum Fee % of assets(1)
AEGON/Transamerica Series Trust(2)	0.00%
Columbia Funds Variable Insurance Trust	0.20%
Credit Suisse Trust	0.20%
Federated Insurance Series	0.25%
Fidelity Variable Insurance Products Fund	0.10%
Gartmore Variable Investment Trust	0.25%
Wanger Advisors Trust	0.15%
Wells Fargo Variable Trust	0.25%

(1)

Payments are based on a percentage of the average assets of each Portfolio owned by the subaccounts available under this Policy and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.

(2)

Because ATST is managed by TFAI, there are additional benefits to us and our affiliates for amounts you allocate to the ATST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other arrangements may be received from TFAI. A variety of financial and accounting methods may be used to allocate resources and profits to us. Such payments or arrangements may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in the ATST underlying fund portfolios. These payments or arrangements may take the form of internal credits, recognition, or cash payments. Additionally, if an ATST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those ATST portfolios that are sub-advised by non-affiliated entities. During 2006 we received $349,711.38 from TFAI pursuant to these arrangements. We anticipate receiving comparable amounts in the future.

Proceeds from certain of these payments by the Portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the Portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the Policies, see “Distribution of the Policies” in this prospectus.

6.	ACCESS TO YOUR MONEY

The value of your Policy can be accessed during the Accumulation Phase:

•	by making a full or partial withdrawal;

•	by electing an Annuity Payment Option; and

•	by taking systematic payouts.

On or before the Annuity Commencement Date, the Policy Value is equal to the owner’s:

•	Premium Payments; minus

•	partial withdrawals (including the net effect of any applicable Excess Interest Adjustments on such withdrawals); plus

•	interest credited in the fixed account; plus or minus

•	accumulated gains or losses in the separate account; minus

•	service charges, rider fees, Premium Taxes, and transfer fees, if any.

On or before the Annuity Commencement Date, the Cash Value is equal to the Adjusted Policy Value. The Adjusted Policy Value is the Policy Value increased or decreased by any Excess Interest Adjustment.

Full and Partial Withdrawals

You may withdraw all or part of your money at any time during the Accumulation Phase of your Policy. All partial withdrawals must be for at least $500.

On the business day that Peoples Benefit receives your request for a full withdrawal, the amount payable is the Cash Value. You will receive:

•	the value of your Policy; plus or minus

•	any Excess Interest Adjustment; minus

•	any applicable Premium Taxes, service charges and any rider fees.

To make a withdrawal, send your written request on the appropriate Peoples Benefit form to our Administrative and Service Office.

Because you assume the investment risk for amounts allocated to the Portfolios under the Policy, the total amount paid upon a full withdrawal of the Policy may be more or less than the total Premium Payments made (taking prior withdrawals into account).

Excess Interest Adjustment

Money that you withdraw from a Guaranteed Period Option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the Guaranteed Period Option) may be subject to an Excess Interest Adjustment. At the time you request a withdrawal, if interest rates set by Peoples Benefit have risen since the date of the initial guarantee, the Excess Interest Adjustment will result in a lower Cash Value on surrender. However, if interest rates have fallen since the date of the initial guarantee, the Excess Interest Adjustment will result in a higher Cash Value on surrender.

Generally, all withdrawals from a Guaranteed Payment Option (including transfers) in excess of your cumulative earnings in that option are subject to an Excess Interest Adjustment. Beginning in the first Policy Year you can withdraw up to your cumulative earnings each Policy Year, in one or more withdrawals, without an Excess Interest Adjustment. This is referred to as the “free percentage.”

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There will be no Excess Interest Adjustment on any of the following:

•	lump sum withdrawals of the free percentage available;

•	nursing care and terminal condition withdrawals

•	unemployment withdrawals;

•	withdrawals to satisfy the minimum distribution requirements for Qualified Policies; and

•	Systematic Payout Option payments, which do not exceed 10% of total Premium Payments divided by the number of payouts made per year.

Please note that under these circumstances you will not receive a higher Cash Value if interest rates have fallen nor will you receive a lower Cash Value if interest rates have risen.

Payment of Full or Partial Withdrawal Proceeds

Peoples Benefit will pay cash withdrawals within seven business days after receipt (at our Administrative and Service Office) of your written request for withdrawal except in one of the following situations, in which Peoples Benefit may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

•	the SEC permits a delay for your protection as a Policy Owner

•	the payment is derived from premiums paid by check, in which case Peoples Benefit may delay payment until the check has cleared your bank

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a Premium Payment and/or “freeze” a Policy Owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Taxation of Withdrawals

For important information on the tax consequences of withdrawals, see Taxation of Full and Partial Withdrawals, and Penalty Taxes on Certain Early Withdrawals.

Tax Withholding on Withdrawals

If you do not provide Peoples Benefit with a written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires Peoples Benefit to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government.

7.	ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.

Starting the Income Phase

As Policy Owner, you exercise control over when the Income Phase begins by specifying an Annuity Commencement Date on the customer order form when you purchase the Policy. The Annuity Commencement Date is the date on which annuity payments begin. You may also change the Annuity Commencement Date at any time by giving us notice with the information we need, as long as the Annuitant or Joint Annuitant is living. New Annuity Commencement Dates less than 30 days from the day Peoples Benefit receives notice of it require prior approval. This date may be any date at least thirty days after the Policy Date and may not be later than the last day of the month following the month in which the Annuitant attains age 95.

The Annuity Commencement Date for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

Annuity Payment Options

The Policy provides four Annuity Payment Options that are described below. You may choose any combination of Annuity Payment Options. Peoples Benefit will use your Adjusted Policy Value to provide these annuity payments. The Adjusted Policy Value is the Policy Value increased or decreased by any applicable Excess Interest Adjustment. If the Adjusted Policy Value on the Annuity Commencement Date is less than $2,000, Peoples Benefit reserves the right to pay it in one lump sum in lieu of applying it under an Annuity Payment Option. You can receive annuity payments monthly,

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quarterly, semi-annually, or annually. (Peoples Benefit reserves the right to change the frequency if payments would be less than $50.)

If you receive fixed payments, then the amount of each payment will be set on the Annuity Commencement Date and will not change. You may, however, choose to receive variable payments under Annuity Payment Options 2 and 4. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in your Policy. The dollar amount of additional variable payments will vary based on the investment performance of the Subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease. These changes may only occur on an annual basis, however, if you receive stabilized payments under the Initial Payment Guarantee.

A charge for Premium Taxes and an Excess Interest Adjustment may be made when annuity payments begin.

The Annuity Payment Options are explained below. Options 1 and 3 are fixed only. Options 2 and 4 can be fixed or variable.

•

Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed period you choose which maybe from 10 to 20 years. The specified period may not exceed your life expectancy. No funds will remain at the end.

•	Payment Option 2—Life Income. You may choose between:

Fixed Payments

•	No Period Certain–We will make level payments only during the annuitant’s lifetime.

•	Period Certain—We will make level payments for the longer of the annuitant’s lifetime or a period you chose which may be from 10 to 20 years.

•

Guaranteed Return of Policy Proceeds—We will make level payments for the longer of the annuitant’s lifetime or until the total dollar amount of payments we make to you equals the amount applied to this option.

Variable Payments

•	No Period Certain—Payments will be made only during the lifetime of the annuitant.

•	10 Years Certain—Payments will be made for the longer of the annuitant’s lifetime or ten years.

Life with Emergency CashSM (fixed only)

Payments will be made during the lifetime of the annuitant. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule) You will be subject to whatever surrender charge schedule is in effect at the time you annuitize under this Annuity Payment Option. The Life with Emergency CashSM benefit will continue through age 100 of the annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value without any surrender charges. For Qualified Policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.

The amount of the death benefit is calculated the same as the “Emergency Cash Benefit” under the rider. The Emergency Cash Benefit is determined by multiplying the current annuity payment that is supported by the “Surrender Factor” (a factor used to determine the amount that is available to surrender) that is included on the Emergency Cash Benefit Schedule in the rider, less any applicable surrender charges. The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

•

Payment Option 3—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. The duration of the payments may not exceed the annuitant’s life

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expectancy. This will be a series of level payments followed by a smaller final payment.

•	Payment Option 4—Joint and Survivor Annuity. You may choose between:

Fixed Payments

•	No Period Certain. Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Variable Payments

•	No Period Certain. Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Life with Emergency CashSM (fixed only)

Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this Annuity Payment Option. The Life with Emergency CashSM benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For Qualified Policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

The amount of the death benefit is calculated the same as the “Emergency Cash Benefit” under the rider. The Emergency Cash Benefit is determined by multiplying the current annuity payment that is supported by the “Surrender Factor” (a factor used to determine the amount that is available to surrender) that is included on the Emergency Cash Benefit Schedule in the rider, less any applicable surrender charges. The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

Other Annuity Payment Options may be arranged by agreement with Peoples Benefit. Some Annuity Payment Options may not be available in all states.

If your Policy is a Qualified Policy, payment options 1 and 3 may not satisfy minimum required distribution rules. Consult a tax advisor before electing either of these options.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity; and

•	the annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency CashSM; and

•	the annuitant dies before age 101;

THEN:

•	the Life with Emergency CashSM death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving

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payments is responsible for keeping Peoples Benefit informed of his/her current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels). If you do not elect an annuity payment option, the default option will generally be Option 2 Life with 10 Years Certain, and all optional benefits (including guaranteed minimum death benefits and living benefits) will terminate.

Calculating Annuity Payments

Fixed Annuity Payments. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Policy’s Annuity Tables corresponding to the Annuity Payment Option selected.

Variable Annuity Payments. To calculate variable Annuity Payments, Peoples Benefit determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Policy. This amount depends on the value of your Policy on the Annuity Commencement Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes.

Impact of Annuitant’s Age on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant’s Sex on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the sex of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

A Few Things to Keep in Mind Regarding Annuity Payments

•

If an Annuity Payment Option is not selected, Peoples Benefit will assume that you chose the Payment Option 2—Life Income (with 10 years certain). Any amounts in a Subaccount immediately before the Income Phase begins will be applied under a variable Annuity Payment Option based on the performance of that Subaccount.

•

Peoples Benefit reserves the right to change the frequency if payments would be less than $50. If on the Annuity Commencement Date, the Adjusted Policy Value is less than $2,000, Peoples Benefit reserves the right to pay it in one lump sum in lieu of applying it under an annuity payment option.

•	From time to time, Peoples Benefit may require proof that the Annuitant, Joint Annuitant, or Policy Owner is living.

•

If someone has assigned ownership of a Policy to you, or if a non-natural person (e.g., a corporation) owns a Policy, you may not start the Income Phase of the Policy without Peoples Benefit’s consent.

•	At the time Peoples Benefit calculates your fixed Annuity Payments, Peoples Benefit may offer more favorable rates than those guaranteed in the Annuity Tables found in the Policy.

•	Once Annuity Payments begin, you may not select a different Annuity Payment Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.

•	If you have selected a variable Annuity Payment Option, you may change the Subaccount funding the variable Annuity Payments by written request or by calling 800-866-6007.

•

You may select an Annuity Payment Option and allocate a portion of the value of your Policy to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.

•

If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee’s address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee’s responsibility to keep Peoples Benefit informed of the Payee’s most current address of record.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the Accumulation Phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary.

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The person receiving the death benefit may choose an annuity payment option, or a lump sum payment.

When We Pay A Death Benefit

We will pay a death benefit to the beneficiary IF:

•	you (owner) are both the annuitant and sole owner of the Policy; and

•	you die before the Annuity Commencement Date.

We will pay a death benefit to you (owner) IF:

•	you (owner) are not the annuitant; and

•	the annuitant dies before the Annuity Commencement Date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the Policy as the new annuitant and owner, instead of receiving the death benefit.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you (owner) are not the annuitant; and

•	you die prior to the Annuity Commencement Date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the Policy within five years of your death for the Adjusted Policy Value minus any applicable rider fees.

Distribution requirements apply to the Policy Value upon the death of any owner. These requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the Annuity Commencement Date depends on the annuity payment option selected.

IF:

•	you (owner) are not the annuitant; and

•	you die on or after the Annuity Commencement Date; and

•	the entire interest in the Policy has not been paid to you;

THEN:

•	the remaining portion of such interest in the Policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	you (owner) are receiving annuity payments under the Life with Emergency CashSM; and

•	the annuitant dies before age 101;

THEN:

•	a Life with Emergency CashSM death benefit will be paid.

Succession of Ownership

If any owner dies during the Accumulation Phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as lump sum or as annuity payments. The death benefit will be the greatest of:

•	Policy Value on the date we receive the required information; or

•	Cash Value on the date we receive the required information at our Administrative and Service Office (this will be more than the Policy Value if there is a positive Excess Interest Adjustment); or

•	Guaranteed Minimum Death Benefit, if any (discussed below).

Please Note: the death benefit terminates upon annuitization and there is a mandatory annuitization date.

Guaranteed Minimum Death Benefit Options

On the Policy application, you generally may choose one of the Guaranteed Minimum Death Benefit Options listed below. After the Policy is issued, you cannot make an election and the death benefit cannot be changed.

If the Guaranteed Minimum Death Benefit is not available because of the age of the Policy Owner or Annuitant, the death benefit will be the greater of the Policy Value or Cash Value as of the date of death.

A.	Return of Premium Death Benefit

The Return of Premium Death Benefit is:

•	the total Premium Payments;

•	less any adjusted partial withdrawals (discussed below) as of the date of death.

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There is an extra charge for this death benefit of 0.05% annually for a total mortality and expense risk fee of 0.45%.

B.	Annual Step-Up To Age 81 Death Benefit

The Annual Step-Up Death Benefit is:

On each policy anniversary before your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. The death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary before the earlier of the date of the annuitant’s death or the annuitant’s 81st birthday; plus

•	any premium payments since that date; minus

•	any adjusted partial withdrawals since that date.

The Annual Step-Up Death Benefit is not available if the annuitant is 76 or older on the Policy Date. There is an extra charge for this death benefit of 0.20% annually, for a total mortality and expense risk fee of 0.60%.

Adjusted Partial Withdrawal

When you request a partial withdrawal, your Guaranteed Minimum Death Benefit will be reduced by an amount called the Adjusted Partial Withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the amount of your withdrawal request. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total Premium Payments. We have included a detailed explanation of this adjustment in the Statement of Additional Information.

9. TAXES

Introduction

The following discussion of annuity taxation is general in nature and is based on Peoples Benefit’s understanding of the treatment of annuity policies under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. The discussion does not touch upon state or local taxes. It is not tax advice. You may want to consult with a qualified tax advisor about your particular situation to ensure that your purchase of a Policy results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.

Taxation Of Annuities In General

Tax Deferral

Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Policy until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See ANNUITY POLICIES OWNED BY NON-NATURAL PERSONS and DIVERSIFICATION STANDARDS.)

A Closer Look At Tax Deferral

Tax deferral means no current tax on earnings in your Policy. The amount you would have paid in income taxes can be left in the Policy and earn money for you.

One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.

Taxation of Full and Partial Withdrawals

If you make a full or partial withdrawal (including a Systematic Payout Option) from a Non-Qualified Policy during the Accumulation Phase, you as Policy Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Policy and then from the money you invested in the Policy. This “investment in the Policy” can generally be described as the cost of the Policy, and it generally includes all Premium Payments minus any amounts you have already received under the Policy that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Policy is treated as a partial withdrawal from a Policy. (If you are contemplating using your Policy

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as collateral for a loan, you may be asked to pledge or assign it.)

Taxation of Annuity Payments

When you take Annuity Payments in the Income Phase of a Non-Qualified Policy, for tax purposes each payment is deemed to return to you a portion of your investment in the Policy. Since with a Non-Qualified Policy you have already paid taxes on those amounts (the Policy was funded with after-tax dollars), you will not be taxed again on your investment only on your earnings.

For fixed Annuity Payments from a Non-Qualified Policy, in general, Peoples Benefit calculates the taxable portion of each payment using a formula known as the “exclusion ratio.” This formula establishes the ratio that the investment in the Policy bears to the total expected amount of Annuity Payments for the term of the Policy. Peoples Benefit then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.

For variable Annuity Payments from a Non-Qualified Policy, in general, Peoples Benefit calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, Peoples Benefit divides the investment in the Policy by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.

Once your investment in the Policy has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.

Taxation of Withdrawals and Distributions From Qualified Policies

Generally, the entire amount distributed from a Qualified Policy is taxable to the Policy Owner. In the case of Qualified Policies with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Because Peoples Benefit has no knowledge of the amount of after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

Tax Withholding

Federal tax law requires that Peoples Benefit withhold federal income taxes on all distributions unless the recipient elects not to have any amounts withheld and properly notifies Peoples Benefit of that election. In certain situations, Peoples Benefit will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless an exemption from withholding applies under an applicable tax treaty and the Company has received the appropriate Form W-8 certifying the U.S. taxpayer identification number.

“Eligible rollover distributions” from section 403(b) Policies are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a “direct rollover” from the Policy to a tax-qualified plan, IRA or tax sheltered annuity or to a government 457 plan that agrees to separately account for rollover contributions.

Penalty Taxes on Certain Early Withdrawals

The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions that are includible in income. The penalty amount is 10% of the amount includible in income that is received under the deferred annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (i) made after the taxpayer reaches age 59 1/2; (ii) made on or after the death of the Policy Owner or, where the Policy Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Policies); (iii) attributable to the disability of the taxpayer which occurred after the purchase of the Policy (as defined in the Internal Revenue Code); (iv) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (v) under an immediate annuity policy (as defined in the Internal Revenue Code); (vi) that can be traced to an investment in the Policy prior to

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August 14, 1982; or (vii) under a Policy that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee’s severance from employment.

If the penalty tax does not apply to a withdrawal as a result of the application of item (iv) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iv) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

For Qualified Policies, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.

Additional exceptions to the penalty tax may not apply to distributions from Qualified Policies issued under Section 408(b) or 408A of the Internal Revenue Code that you use to pay qualified higher education expenses, the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer, a distribution made on account of an Internal Revenue Service levy. Other exceptions may be available under Qualified Policies.

It is unclear whether stabilized annuity payments under the Initial Payment Guarantee should be treated as fixed annuity payments or variable annuity payments for federal income tax purposes. You should consult a tax advisor on this issue.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g. death benefits other than the Return of Premium Death Benefit) are deemed to be taxable distributions to you.

Annuity Policies Owned By Non-Natural Persons

Where a non-natural person (for example, a corporation) holds a Policy, that Policy is generally not treated as an annuity policy for federal income tax purposes, and the income on that Policy (generally the increase in the net Policy Value less the payments) is considered taxable income each year. This rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an advisor for a natural person. The rule also does not apply where the estate of a decedent acquires a Policy, where an employer purchases a Policy on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue Code).

Multiple-Policies Rule

All non-qualified annuity policies issued by the same company (or affiliate) to the same Policy Owner during any calendar year are to be aggregated and treated as one policy for purposes of determining the amount includible in the taxpayer’s gross income. Thus, any amount received under any Policy prior to the Policy’s Annuity Commencement Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such policies. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-policies rules through the serial purchase of annuity policies or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Policies purchased by the same Policy Owner. Accordingly, a Policy Owner should consult a tax adviser before purchasing more than one Policy or other annuity policies. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code.))

Transfers Of Annuity Policies

Any transfer of a Non-Qualified Policy during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Policy to the Policy Owner at the time of such transfer. The transferee’s investment in the Policy will be increased by any amount included in the Policy Owner’s income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code Section 1041(a).

Assignments Of Annuity Policies

A transfer of ownership in a Policy, a collateral assignment, or the designation of an Annuitant or other beneficiary who is not also the Policy Owner may result in tax consequences to the Policy Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Policy Owner considering such a

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transfer or assignment of a Policy should contact a tax advisor about the potential tax effects of such a transaction. Qualified Policies may not be assigned, except as permitted by federal income tax law.

Diversification Standards

To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A “look-through” rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance on the extent to which Policy Owners may direct their investments to particular subaccounts of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are issued, the Policy may need to be modified in order to remain in compliance. For these reasons, Peoples Benefit reserves the right to modify the Policy, as necessary, to maintain the tax-deferred status of the Policy.

We intend to comply with the diversification regulations to assure that the Policy continues to be treated as an annuity policy for federal income tax purposes.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Policy Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases By Residents Of Puerto Rico

The Internal Revenue Service recently announced that income received by resident of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of the United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Qualified Policies

Qualified Policies contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Policy should consult a personal tax advisor. Currently, Qualified Policies are available as traditional IRA Policies, Roth IRA Policies, and 403(b) Policies.

403(b) Policies

Peoples Benefit will offer Policies in connection with retirement plans adopted by public school systems and certain tax-exempt organizations for their employees under Section 403(b) of the Internal Revenue Code. More detailed information on 403(b) Policies may be found in the Statement of Additional Information.

Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988, (2) earnings on those contributions, and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

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Foreign Tax Credits

We may benefit from any foreign tax credits attributes to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under Federal tax law.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation, regulation, or otherwise. You should consult a tax advisor with respect to legal or regulatory developments and their effect on the Policy. We have the right to modify the Policy in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive. We make no guarantee regarding the tax status of any Policy and do not intend the above discussion as tax advice.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

10.	ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the Accumulation Phase) to receive regular payments from your Policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of payouts made per year, where:

(1)	is up to 10% of your Premium Payments (reduced by prior withdrawals in that Policy Year); or

(2)	is any gains in the Policy.

For amounts greater than 10% of your Premium Payments you must receive prior company approval.

Any payment from a Guaranteed Period Option in excess of the cumulative interest credited at the time of the payment may be subject to an Excess Interest Adjustment.

Payments can be made monthly, quarterly, semi-annually, or annually and will not begin until one payment period from the date we receive your instructions at our Administrative and Service Office. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account.

If you request an additional surrender while a Systematic Payout Option is in effect, the Systematic Payout Option will terminate.

There is no charge for this benefit.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your Policy. You cannot delete this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

With the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time, however once you annuitize and elect the rider, the guaranteed percentage will not change during the life of the rider. Contact us for the current guaranteed percentage.

Rider Fee. There is a charge for the Initial Payment Guarantee rider, which is in addition to the base product mortality and expense risk fee charge. This fee is reflected in the amount of the annuity payments that you receive if you select the payment guarantee rider. It is deducted in the same manner as the separate account charge since it is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the Subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.

Other Terms and Conditions. The Initial Payment Guarantee uses a 5.0% assumed investment rate (“AIR”) to calculate your annuity payments. This

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means that the dollar amount of the annuity payments will remain level if the net investment return exactly equals 5.0%. The payments will increase if actual net investment performance exceeds the AIR, and decrease if actual net performance is below the AIR (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary by state and may not be available in all states.

Nursing Care and Terminal Condition

No Excess Interest Adjustment will apply if you or your spouse has been:

•	Confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or

•	Diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit.

This benefit may not be available in all states. See the Policy or endorsement for details and conditions.

Unemployment Waiver

No Excess Interest Adjustment will apply to withdrawals if you or your spouse is unemployed. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed; and

•	employed full time on the Policy Date; and

•	unemployed for at least 60 days in a row at the time of the withdrawal; and

•	must have a minimum Cash Value at the time of withdrawal of $5,000

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of withdrawal.

You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. This benefit may not be available in all states. See the Policy for details.

Guaranteed Minimum Income Benefit

The Guaranteed Minimum Income Benefit (“GMIB”) is no longer available for new sales, but Policy Owners who elected the GMIB before May 1, 2003, can still upgrade. If you upgrade, the annual effective interest rate is currently 5% per year.

Telephone Transactions

You may establish the telephone transfer privilege on your Policy by completing the appropriate section of the Policy acknowledgment form you will receive with your Policy or by completing a separate telephone authorization form at a later date. You may also authorize a third party to initiate transactions by telephone by completing a third party authorization form or the appropriate section of the Policy acknowledgment form.

Peoples Benefit will take reasonable steps to confirm that instructions communicated by telephone are genuine. Before we act on any request, we will ask the caller for his or her policy number and Social Security Number. In addition, we will take reasonable steps to confirm that instructions communicated by telephone from a third party are genuine. The third party caller will be asked for his or her name, company affiliation (if appropriate), the policy number to which he or she is referring, and the Social Security number of the Policy Owner. This information will be verified with the Policy Owner’s records before processing a transaction, and all transactions performed will be verified with the Policy Owner through a written confirmation statement. We will record all calls. Neither the Company nor the Funds shall be liable for any loss, cost, or expense for acting on telephone instructions that are believed to be genuine in accordance with these procedures.

Asset Rebalancing

During the Accumulation Phase, you may instruct us to make automatic transfers of amounts among the Subaccounts in order to maintain a desired allocation of Policy Value among those Subaccounts. We will “rebalance” monthly, quarterly, semi-annually, or

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annually, beginning on the date you select. You must select the percentage of the Policy Value you desire in each of the various Subaccounts offered (totaling 100%). Rebalancing can be started, stopped, or changed at any time, Rebalancing will not be available when Dollar-Cost Averaging is in effect or when any other transfer is requested.

Dollar Cost Averaging Program

During the Accumulation Phase, you may instruct us to automatically make transfers into one or more variable Subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly.

You can elect to transfer from the Dollar Cost Averaging Fixed Account Option or the money market Subaccount.

A Dollar Cost Averaging program will begin on the 28th day of the applicable month. If we receive additional Premium Payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market Subaccount; and

•	any amount in a variable source will remain in that variable Subaccount; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging program may vary for certain policies and may not be available for all policies. See your policy for availability of the fixed account options.

11.	OTHER INFORMATION

Peoples Benefit Life Insurance Company

Peoples Benefit Life Insurance Company is an Iowa stock life insurance company incorporated on August 6, 1920,

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with Administrative and Service Office at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. It is principally engaged in offering life insurance and annuity policies, and is licensed in all states, the District of Columbia, and Puerto Rico.

Peoples Benefit is a wholly owned-indirect subsidiary of Transamerica Corporation, which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

Peoples Benefit is a member of the Insurance Marketplace Standards Association (“IMSA”). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at 240-744-3030.

Peoples Benefit Life Insurance Company Separate Account V

The Separate Account was established by Peoples Benefit on February 1, 1992, and operates under Iowa law.

The Separate Account is a unit investment trust registered with the SEC under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

Peoples Benefit owns the assets of the Separate Account, and the obligations under the Policy are obligations of Peoples Benefit. These assets are held separately from the other assets of Peoples Benefit and are not chargeable with liabilities incurred in any other business operation of Peoples Benefit (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). Peoples Benefit will always keep assets in the Separate Account with a value at least equal to the total Policy Value under the Policies. Income, gains, and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of Peoples Benefit. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of Peoples Benefit’s general account assets or any other separate account Peoples Benefit maintains.

The Separate Account has various Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying funds. Additional Subaccounts may be established at Peoples Benefit’s discretion. The Separate Account meets the definition of a “separate account” under Section 2(a)(37) of the 1940 Act.

Policy Owner

The Policy Owner is the person or persons designated as the Policy Owner in the customer order form to participate in the Policy and who exercises all rights under the Policy. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

Annuitant

The person during whose life any annuity payments involving life contingencies will continue.

Payee

The Payee is the Policy Owner, Annuitant, beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Distribution of the Policies

Distribution and Principal Underwriting Agreement. Effective May 1, 2007, our affiliate, TCI, replaced our affiliate, AFSG, as principal underwriter for the policies. We have entered into a principal underwriting agreement with our affiliate, TCI, for the distribution and sale of the Policies.

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Compensation to Investment Advisers and Broker-Dealers Selling the Policies. The Policies are offered to investors through investment advisers (“advisers”) that are licensed as investment advisers under the federal securities laws and that charge an investor an investment advisory fee to manage the investor’s assets. The Policies are also offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the Policies. We do not pay commissions to the advisers or the selling firms.

A limited number of representatives of InterSecurities, Inc. (“ISI”), an affiliated broker-dealer firm, “wholesale” the Policies, that is, provide sales support to the advisers and selling firms. To the extent permitted by NASD rules, we and/or ISI or another affiliates may provide promotional incentives in the form of cash or non-cash compensation or reimbursement to some, but not all, advisory and selling firms or organizations in connection with the sale of the Policies. We and/or our affiliates may share the costs of client appreciation events with advisory or selling firms, reimburse such firms for, among other things, the costs of exhibit booths and other items related to sponsoring marketing conferences and events, and/or provide other marketing support. To the extent permitted by NASD Rules, we and/or our affiliates may provide certain advisors and selling representatives with occasional de minimus gifts, meals, tickets or other non-cash compensation in connection with the sale the Policies. These special compensation arrangements are not offered to all advisory and selling firms and the terms of such arrangements may differ between firms.

Special Compensation Paid to Affiliated Firms. Our parent company provides paid-in capital to TCI and pays the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. Certain costs of ISI are underwritten by our affiliates. Wholesaling representatives and their managers at ISI who meet certain productivity standards that include sales of the Policies may receive additional cash bonuses and non-cash compensation from us or our affiliates.

No specific charge is assessed directly to Policy Owners or the separate account to cover incentives or any additional payments described above. We intend to recoup our sales expenses and incentives we pay, however, through fees and charges deducted under the Policy and other corporate revenue.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may be create an incentive for selling firm or its sales representatives to recommend or sell this Policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the Policies.

Right to Cancel Period

The period during which the Policy Owner may cancel the Policy for a refund, and we will treat the Policy as void from the Policy Date. The period ranges in length from 20 to 30 days (or more in some cases), as specified in your Policy. We will pay the refund within seven days after we receive your written request to cancel the Policy and the returned Policy at our Administrative and Service Office. You bear the risk of any decline in Policy Value during the Right to Cancel Period.

Reinstatements

Peoples Benefit occasionally receives requests to reinstate a Policy whose funds had been transferred to another company via an exchange under Internal Revenue Code Section 1035 or a trustee-to-trustee transfer under the Internal Revenue Code. In this situation, Peoples Benefit will require the Policy Owner to replace the same total amount of money in the applicable Subaccounts as was taken from them to effect the transfer. The total dollar amount of funds reapplied to the Separate Account will be used to purchase a number of Accumulation Units available for each Subaccount based on the Accumulation Unit Values at the date of Reinstatement (within two days of the date the funds were received by Peoples Benefit). It should be noted that the number of Accumulation Units available on the Reinstatement date may be more or less than the number surrendered for the transfer. Policy Owners should consult a qualified tax advisor concerning the tax consequences of any Internal Revenue Code Section 1035 exchanges or reinstatements.

Voting Rights

The underlying funds do not hold regular meetings of shareholders. The directors/trustees of the Funds may call special meetings of shareholders as the 1940 Act

36

or other applicable law may require. To the extent required by law, Peoples Benefit will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccount. Peoples Benefit will vote Fund shares as to which no timely instructions are received and those shares held by Peoples Benefit as to which Policy Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Policies participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Prior to the Annuity Commencement Date, the Policy Owner holds a voting interest in each Portfolio to which the Policy Value is allocated. The number of votes which are available to a Policy Owner will be determined by dividing the Policy Value attributable to a Portfolio by the net asset value per share of the applicable Portfolio. After the Annuity Commencement Date, the person receiving Annuity Payments under any variable Annuity Payment Option has the voting interest. The number of votes after the Annuity Commencement Date will be determined by dividing the reserve for such Policy allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Annuity Commencement Date, the votes attributable to a Policy decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.

Please note that it is possible for a small number of policy owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values.

The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited before such meeting in accordance with procedures established by the Fund.

Additions, Deletions, or Substitutions of Investments

Peoples Benefit retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Peoples Benefit reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another portfolio of the funds or of another registered open-end management investment company, if the shares of the Portfolios are no longer available for investment or if, in Peoples Benefit’s judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent the 1940 Act requires, substitutions of shares attributable to a Policy Owner’s interest in a Portfolio will not be made until SEC approval has been obtained and the Policy Owner has been notified of the change.

Peoples Benefit may establish new subaccounts when marketing, tax, investment, or other conditions so warrant. Peoples Benefit will make any new Portfolios available to existing Policy Owners on a basis Peoples Benefit will determine. Peoples Benefit may also eliminate one or more Portfolios if marketing, tax, investment, or other conditions so warrant.

In the event of any such substitution or change, Peoples Benefit may, by appropriate endorsement, make whatever changes in the Policies may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Policies, Peoples Benefit may operate the Separate Account as a management company under the 1940 Act or any other form permitted by law, may deregister the Separate Account under the 1940 Act in the event such registration is no longer required, or may combine the Separate Account with one or more other separate accounts.

Financial Statements

The audited statutory-basis financial statements and schedules of Peoples Benefit and the audited financial statements of the Subaccounts of the Separate Account which are available for investment by Advisor’s Edge® Policy Owners (as well as the Independent Registered Public Accounting Firms’ Reports on them) are contained in the Statement of Additional Information.

Independent Registered Public Accounting Firm

Ernst & Young LLP serves as independent registered public accounting firms for Peoples Benefit and the Subaccounts of the Separate Account which are available for investment by Advisor’s Edge® Policy Owners and audits their financial statements annually.

37

Legal Proceedings

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Peoples Benefit, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Peoples Benefit believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Separate Account or on the ability of TCI, to perform under its principal underwriting agreement, or on the ability of Peoples Benefit to meet its obligations under the policy..

TABLE OF CONTENTS FOR THE ADVISOR’S EDGE® VARIABLE ANNUITY

STATEMENT OF ADDITIONAL INFORMATIO N

GLOSSARY OF TERMS
THE POLICY—GENERAL PROVISIONS
PERFORMANCE INFORMATION
PERFORMANCE COMPARISONS
SAFEKEEPING OF ACCOUNT ASSETS
CERTAIN FEDERAL INCOME TAX CONSEQUENCES
TAXATION OF PEOPLES BENEFIT
STATE REGULATION OF PEOPLES BENEFIT
RECORDS AND REPORTS
DISTRIBUTION OF THE POLICIES
ADMINISTRATIVE SERVICES CONTRACT
LEGAL MATTERS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
OTHER INFORMATION
FINANCIAL STATEMENTS

38

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

0.55%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Asset Allocation - Conservative Portfolio – Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.260418 1.078659 1.000	$ $ $	1.228196 1.260418 1.078659	212,157.370 129,069.005 4,104.603
Asset Allocation - Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.248926 1.118828 1.000	$ $ $	1.436100 1.248926 1.118828	700,412.105 119,059.197 114,238.364
Asset Allocation - Moderate Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.166896 1.092010 1.000	$ $ $	1.293739 1.166896 1.092010	133,521.853 66,486.533 0.000
Asset Allocation Moderate Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.216429 1.112818 1.000	$ $ $	1.377156 1.216429 1.112818	903,987.927 581,103.580 0.000
Capital Guardian Global - Initial Class Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.201278 1.096300 1.000	$ $ $	1.365802 1.201278 1.096300	67,247.831 192,187.553 146,491.514
Capital Guardian Value - Initial Class Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.222622 1.141348 1.000	$ $ $	1.416542 1.222622 1.141348	286,064.508 346,866.951 284,832.704
Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 3, 1999	2006 2005 2004	$ $ $	1.537803 1.362646 1.000	$ $ $	2.175950 1.537803 1.362646	252,119.533 154,572.954 161,625.168
JPMorgan Enhanced Index - Initial Class Subaccount Inception Date October 13, 1997	2006 2005 2004	$ $ $	1.129319 1.097549 1.000	$ $ $	1.295117 1.129319 1.097549	93,601.166 69,603.889 40,111.820
Legg Mason Partners All Cap - Initial Class(1) Subaccount Inception Date June 18, 2001	2006 2005 2004	$ $ $	1.109463 1.071846 1.000	$ $ $	1.308160 1.109463 1.071846	0.000 0.000 0.000
MFS International Equity - Initial Class(2) Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.260418 1.122870 1.000	$ $ $	1.542705 1.260418 1.122870	258,477.899 129,069.005 36,078.514
PIMCO Total Return – Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.058625 1.040208 1.000	$ $ $	1.097177 1.058625 1.040208	3,164,946.110 1,721,066.694 561,646.080
T. Rowe Price Small Cap – Initial Class Subaccount Inception Date May 1, 2006	2006		$1.000		$0.954575	44,719.318
Templeton Transamerica Global - Initial Class(3) Subaccount Inception Date May 3, 1999	2006 2005 2004	$ $ $	1.166496 1.091382 1.000	$ $ $	1.378121 1.166496 1.091382	58,948.384 33,111.745 0.000
Transamerica Equity - Initial Class(4) Subaccount Inception Date June 18, 2001	2006 2005 2004	$ $ $	1.296355 1.118505 1.000	$ $ $	1.401632 1.296355 1.118505	1,342,656.752 729,190.869 210,858.102
Transamerica Growth Opportunities - Initial Class Subaccount Inception Date June 18, 2001	2006 2005 2004	$ $ $	1.239692 1.072453 1.000	$ $ $	1.295836 1.239692 1.072453	40,884.179 16,959.235 4,043.313
Transameica Science and Technology - Initial Class(5) Subaccount Inception Date July 1, 2002	2006 2005 2004	$ $ $	1.095638 1.079402 1.000	$ $ $	1.100615 1.095638 1.079402	0.000 0.000 0.000
Transamerica Value Balanced - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.155920 1.090382 1.000	$ $ $	1.325130 1.155920 1.090382	80,931.038 64,044.912 0.000
Van Kampen Active International Allocation - Initial Class Subaccount Inception Date October 13, 1997	2006 2005 2004	$ $ $	1.299360 1.148143 1.000	$ $ $	1.596045 1.299360 1.148143	448,649.730 127,803.009 8,830.040

39

0.55%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Van Kampen Mid-Cap Growth - Initial Class Subaccount Inception Date June 18, 2001	2006 2005 2004	$ $ $	1.152927 1.077895 1.000	$ $ $	1.260225 1.152927 1.077895	18,455.707 25,335.923 2,180.440
AllianceBernstein Global Technology Portfolio - Class B Subaccount Inception Date June 18, 2001	2006 2005 2004	$ $ $	1.139690 1.105608 1.000	$ $ $	1.228466 1.139690 1.105608	0.000 0.000 0.000
AllianceBernstein Growth Portfolio - Class B Subaccount Inception Date June 18, 2001	2006 2005 2004	$ $ $	1.203577 1.084054 1.000	$ $ $	1.182149 1.203577 1.084054	2,648.935 2,517.732 0.000
AllianceBernstein Large Cap Growth Portfolio - Class B Subaccount Inception Date June 18, 2001	2006 2005 2004	$ $ $	1.247020 1.091803 1.000	$ $ $	1.232274 1.247020 1.091803	0.000 0.000 65,072.971
Columbia Small Company Growth Fund, Variable Series - Class A Subaccount Inception Date March 31, 1997	2006 2005 2004	$ $ $	1.099205 1.076070 1.000000	$ $ $	1.228771 1.099205 1.076070	681,678.979 193,994.486 7,878.795
Credit Suisse - International Focus Portfolio Subaccount Inception Date March 31, 1997	2006 2005 2004	$ $ $	1.338342 1.145856 1.000	$ $ $	1.579328 1.338342 1.145856	289,273.723 83,259.549 0.000
Credit Suisse - Small Cap Core I Portfolio(6) Subaccount Inception Date March 31, 1997	2006 2005 2004	$ $ $	1.033993 1.068290 1.000	$ $ $	1.077381 1.033993 1.068290	734,179.746 166,867.105 8,224.089
VA Global Bond Subaccount Inception Date January 18, 1995	2006 2005 2004	$ $ $	1.038489 1.026981 1.000	$ $ $	1.071359 1.038489 1.026981	17,043,022.035 10,115,002.707 1,609,345.206
VA International Small Subaccount Inception Date October 6, 1995	2006 2005 2004	$ $ $	1.435123 1.184747 1.000	$ $ $	1.781597 1.435123 1.184747	7,277,921.656 3,701,880.900 1,079,399.615
VA International Value Subaccount Inception Date October 3, 1995	2006 2005 2004	$ $ $	1.394929 1.204565 1.000	$ $ $	1.865555 1.394929 1.204565	10,118,581.452 4,527,535.821 1,098,010.563
VA Large Value Subaccount Inception Date January 18, 1995	2006 2005 2004	$ $ $	1.245911 1.142164 1.000	$ $ $	1.484593 1.245911 1.142164	17,079,139.960 7,959,434.213 1,623,268.250
VA Short-Term Fixed Subaccount Inception Date October 9, 1995	2006 2005 2004	$ $ $	1.018433 1.002169 1.000	$ $ $	1.059756 1.018433 1.002169	11,502,798.007 4,844,887.820 1,690,345.121
VA Small Value Subaccount Inception Date October 6, 1995	2006 2005 2004	$ $ $	1.244835 1.181284 1.000	$ $ $	1.497585 1.244835 1.181284	11,778,721.252 6,557,739.077 1,481,443.695
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Subaccount Inception Date June 18, 2001	2006 2005 2004	$ $ $	1.082694 1.053324 1.000	$ $ $	1.173250 1.082694 1.053324	137,922.169 137,941.974 0.000
Dreyfus - VIF Appreciation - Service Class Subaccount Inception Date June 18, 2001	2006 2005 2004	$ $ $	1.061729 1.025329 1.000	$ $ $	1.227080 1.061729 1.025329	35,276.271 8,736.937 2,157.417
Federated American Leaders Fund II Subaccount Inception Date March 10, 1995	2006 2005 2004	$ $ $	1.141798 1.093156 1.000	$ $ $	1.326432 1.141798 1.093156	348,736.811 316,898.210 221,091.824
Federated Capital Income Fund II Subaccount Inception Date July 20, 1995	2006 2005 2004	$ $ $	1.161939 1.099232 1.000	$ $ $	1.336351 1.161939 1.099232	243,287.978 23,809.132 15,878.293
Federated Fund for U.S. Government Securities II Subaccount Inception Date June 28, 1995	2006 2005 2004	$ $ $	1.048066 1.032882 1.000	$ $ $	1.085483 1.048066 1.032882	729,479.406 505,328.404 9,986.555
Federated High Income Bond Fund II Subaccount Inception Date September 18, 1995	2006 2005 2004	$ $ $	1.101934 1.079295 1.000	$ $ $	1.214340 1.101934 1.079295	1,201,066.626 1,108,773.511 236,889.337
Federated Prime Money Fund II Subaccount Inception Date December 7, 1994	2006 2005 2004	$ $ $	1.024237 1.002774 1.000	$ $ $	1.065016 1.024237 1.002774	3,442,728.615 1,587,529.153 597,816.500

40

0.55%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Fidelity – VIP Contrafund® Portfolio – Initial Class Subaccount Inception Date May 1, 2006	2006		$1.000		$1.036620	341,351.166
Fidelity - VIP Mid Cap Portfolio - Initial Class Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.439409 1.223374 1.000	$ $ $	1.613357 1.439409 1.223374	187,297.812 65,050.705 46,012.045
Fidelity – VIP Value Strategies Portfolio - Initial Class Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.149967 1.126292 1.000	$ $ $	1.330520 1.149967 1.126292	41,272.189 1,921.173 0.000
Gartmore NVIT Developing Markets Fund(7) Subaccount Inception Date February 5, 1996	2006 2005 2004	$ $ $	1.542746 1.179473 1.000	$ $ $	2.064819 1.542746 1.179473	1,331,971.165 490,060.775 277,782.740
Seligman Capital - Class 2 Shares Subaccount Inception Date June 18, 2001	2006 2005 2004	$ $ $	1.166665 1.045499 1.000	$ $ $	1.227652 1.166665 1.045499	17,730.434 0.000 0.000
Seligman Communications and Information - Class 2 Shares Subaccount Inception Date June 18, 2001	2006 2005 2004	$ $ $	1.173049 1.096953 1.000	$ $ $	1.423446 1.173049 1.096953	26,189.754 24,170.557 10,805.935
Seligman Global Technology - Class 2 Shares Subaccount Inception Date June 18, 2001	2006 2005 2004	$ $ $	1.029715 1.062001 1.000	$ $ $	1.334567 1.140132 1.062001	22,421.699 18,917.450 4,854.719
Vanguard - Equity Index Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.139110 1.092958 1.000	$ $ $	1.310847 1.139110 1.092958	7,478,645.559 3,858,975.816 1,052,682.307
Vanguard - Mid-Cap Index Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.341289 1.183281 1.000	$ $ $	1.517423 1.341289 1.183281	1,429,823.986 1,013,469.352 380,084.611
Vanguard – REIT Index Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.492233 1.341632 1.000	$ $ $	2.002473 1.492233 1.341632	1,654,504.201 1,010,789.382 578,009.324
Vanguard – Short-Term Investment-Grade Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.029715 1.012584 1.000	$ $ $	1.074433 1.029715 1.012584	5,888,569.171 2,464,231.921 363,467.388
Vanguard - Total Bond Market Index Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.058026 1.038902 1.000	$ $ $	1.097566 1.058026 1.038902	5,572,693.009 1,813,910.816 969,309.680
Wanger International Small Cap Subaccount Inception Date September 18, 1995	2006 2005 2004	$ $ $	1.473344 1.219009 1.000	$ $ $	2.009822 1.473344 1.219009	797,593.401 631,226.179 17,144.274
Wanger U.S. Smaller Companies Subaccount Inception Date September 20, 1995	2006 2005 2004	$ $ $	1.283262 1.159786 1.000	$ $ $	1.376751 1.283262 1.159786	1,315,856.373 822,085.042 328,296.201
WFAVT Small/Mid Cap Value Fund Subaccount Inception Date October 13, 1997	2006 2005 2004	$ $ $	1.375293 1.186971 1.000	$ $ $	1.582839 1.375293 1.186971	82,764.543 23,674.028 1,183.966

41

0.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Asset Allocation - Conservative Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.263237 1.201594 1.101791 0.902 1.000	$ $ $ $ $	1.366831 1.263237 1.201594 1.101791 0.902	405,961.734 652,110.708 313,270.422 237,702.677 20,998
Asset Allocation - Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.333147 1.194875 1.052733 0.810 1.000	$ $ $ $ $	1.532194 1.333147 1.194875 1.052733 0.810	931,646.130 576,930.522 489,072.766 411,028.790 66,502
Asset Allocation - Moderate Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.281661 1.200004 1.083738 0.873 1.000	$ $ $ $ $	1.420274 1.281661 1.200004 1.083738 0.873	601,669.477 311,017.523 274,797.304 111,467.237 20,619
Asset Allocation Moderate Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.316193 1.204683 1.067366 0.844 1.000	$ $ $ $ $	1.489372 1.316193 1.204683 1.067366 0.844	251,018.364 341,836.416 262,148.789 183,807.344 43,966
Capital Guardian Global - Initial Class Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.200294 1.095938 1.000	$ $ $	1.364002 1.200294 1.095938	259,399.816 163,572.526 52,010.872
Capital Guardian Value - Initial Class Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.221635 1.140977 1.000	$ $ $	1.414701 1.221635 1.140977	684,753.788 436,805.608 236,562.925
Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 3, 1999	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	2.143834 1.900589 1.439114 1.067 1.036 1.000	$ $ $ $ $ $	3.031960 2.143834 1.900589 1.439114 1.067 1.036	640,917.766 675,836.713 727,653.238 733,552.025 722,298 187,187
JPMorgan Enhanced Index - Initial Class Subaccount Inception Date October 13, 1997	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.029409 1.000939 0.907020 0.708 0.944 1.000	$ $ $ $ $ $	1.179951 1.029409 1.000939 0.907020 0.708 0.944	1,749,593.371 1,748,694.477 1,470,499.107 1,289,513.133 826,647 427,925
Legg Mason Partners All Cap - Initial Class(1) Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.100038 1.063273 0.980088 0.730 0.975 1.000	$ $ $ $ $ $	1.296407 1.100038 1.063273 0.980088 0.730 0.975	120,426.511 190,998.034 198,657.186 172,997.132 78,818 56,035
MFS International Equity - Initial Class(2) Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.263237 1.125943 0.990624 0.795 1.000	$ $ $ $ $	1.545403 1.263237 1.125943 0.990624 0.795	643,958.090 652,110.708 488,193.938 323,170.471 121,922
PIMCO Total Return – Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.165404 1.145696 1.103003 1.058 1.000	$ $ $ $ $	1.207246 1.165404 1.145696 1.103003 1.058	10,243,118.891 5,511,284.618 3,858,224.303 2,808,699.748 1,477,661
T. Rowe Price Small Cap – Initial Class Subaccount Inception Date May 1, 2006	2006		$1.000		$0.954257	23,017.472

42

0.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Templeton Transamerica Global - Initial Class(3) Subaccount Inception Date May 3, 1999	2006 2005 2004 2003 2002	$ $ $ $ $	1.376581 1.288575 1.184293 0.940 1.000	$ $ $ $ $	1.625512 1.376581 1.288575 1.184293 0.940	75,648.834 107,540.051 104,434.102 38,370.186 100
Transamerica Equity - Initial Class(4) Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.289246 1.112931 0.966804 0.741 0.959 1.000	$ $ $ $ $ $	1.393250 1.289246 1.112931 0.966804 0.741 0.959	3,565,858.198 2,216,477.993 1,691,423.840 1,064,371.534 200,435 54,216
Transamerica Growth Opportunities - Initial Class Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.700812 1.472085 1.269802 0.974 1.143 1.000	$ $ $ $ $ $	1.776955 1.700812 1.472085 1.269802 0.974 1.143	436,853.221 450,809.454 343,598.168 165,504.716 184,834 1,000
Transamerica Science and Technology - Initial Class(5) Subaccount Inception Date July 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.509765 1.488122 1.385401 0.923 1.000	$ $ $ $ $	1.515872 1.509765 1.488122 1.385401 0.923	759.445 21,067.345 20,901.016 16,459.453 100
Transamerica Small/Mid Cap Value - Initial Class Subaccount Inception Date October 13, 1997	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.533199 1.358181 1.174384 0.619 1.029 1.000	$ $ $ $ $ $	1.799226 1.533199 1.358181 1.174384 0.619 1.029	127,852.940 145,973.421 168,398.455 227,529.638 290,558 233,982
Transamerica Value Balanced - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.232834 1.163516 1.064466 0.891 1.000	$ $ $ $ $	1.412602 1.232834 1.163516 1.064466 0.891	493,659.240 566,947.057 533,575.216 140,134.754 45,816
Van Kampen Active International Allocation - Initial Class Subaccount Inception Date October 13, 1997	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.311116 1.159115 1.004892 0.761 0.922 1.000	$ $ $ $ $ $	1.609681 1.311116 1.159115 1.004892 0.761 0.922	760,106.648 745,724.485 790,973.401 697,640.710 837,581 395,120
Van Kampen Mid-Cap Growth - Initial Class Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.843017 0.788542 0.740403 0.581 0.873 1.000	$ $ $ $ $ $	0.921024 0.843017 0.788542 0.740403 0.581 0.873	131,113.958 155,540.780 351,969.314 335,094.522 167,372 28,739
AllianceBernstein Global Technology Portfolio - Class B Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.817392 0.793346 0.759480 0.531 0.919 1.000	$ $ $ $ $ $	0.880626 0.817392 0.793346 0.759480 0.531 0.919	0.000 31,675.168 80,852.102 164,566.234 32,675 1,000
AllianceBernstein Growth Portfolio - Class B Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.107301 0.997825 0.876476 0.655 0.918 1.000	$ $ $ $ $ $	1.087065 1.107301 0.997825 0.876476 0.655 0.918	249,662.030 324,065.707 377,872.418 292,951.615 95,318 20,943

43

0.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
AllianceBernstein Large Cap Growth Portfolio - Class B Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.971038 0.850602 0.789806 0.644 0.937 1.000	$ $ $ $ $ $	0.959075 0.971038 0.850602 0.789806 0.644 0.937	68,692.814 158,414.895 18,256.315 57,870.598 118,509 41,541
Columbia Small Company Growth Fund, Variable Series - Class A Subaccount Inception Date March 31, 1997	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.177162 1.152953 1.040451 0.726000 0.965000 1.000000	$ $ $ $ $ $	1.315267 1.177162 1.152953 1.040451 0.726000 0.965000	950,455.376 1,011,972.692 853,497.860 645,130.767 481,351.000 19,321.000
Credit Suisse - International Focus Portfolio Subaccount Inception Date March 31, 1997	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.311478 1.123422 0.759480 0.745 0.937 1.000	$ $ $ $ $ $	1.546850 1.311478 1.123422 0.759480 0.745 0.937	871,620.309 859,178.572 624,363.427 439,891.647 300,531 4,922
Credit Suisse - Small Cap Core I Portfolio(6) Subaccount Inception Date March 31, 1997	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.075796 1.112038 1.009053 0.683 1.037 1.000	$ $ $ $ $ $	1.120380 1.075796 1.112038 1.009053 0.683 1.037	779,223.823 751,126.357 701,797.630 675,552.056 493,136 150,851
VA Global Bond Subaccount Inception Date January 18, 1995	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.187062 1.174465 1.149659 1.125 1.029 1.000	$ $ $ $ $ $	1.224054 1.187062 1.174465 1.149659 1.125 1.029	23,559,803.482 21,066,500.669 15,922,163.147 9,384,152.959 5,193,758 1,312,326
VA International Small Subaccount Inception Date October 6, 1995	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	2.185709 1.805267 1.408442 0.899 0.875 1.000	$ $ $ $ $ $	2.712059 2.185709 1.805267 1.408442 0.899 0.875	8,935,169.349 9,183,697.611 8,468,912.058 5,030,462.442 3,423,422 823,686
VA International Value Subaccount Inception Date October 3, 1995	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.790869 1.547241 1.228331 0.823 0.906 1.000	$ $ $ $ $ $	2.393895 1.790869 1.547241 1.228331 0.823 0.906	14,730,747.916 15,011,306.402 13,113,305.351 9,099,983.262 6,090,296 1,319,039
VA Large Value Subaccount Inception Date January 18, 1995	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.267152 1.162208 0.995999 0.745 0.941 1.000	$ $ $ $ $ $	1.509153 1.267152 1.162208 0.995999 0.745 0.941	30,769,461.239 28,072,051.518 23,621,839.297 15,889,251.813 9,760,461 2,209,620
VA Short-Term Fixed Subaccount Inception Date October 9, 1995	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.084541 1.067822 1.065931 1.058 1.026 1.000	$ $ $ $ $ $	1.128000 1.084541 1.067822 1.065931 1.058 1.026	20,761,155.376 19,389,443.774 15,560,121.201 10,159,183.732 5,860,311 1,689,342

44

0.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
VA Small Value Subaccount Inception Date October 6, 1995	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.977030 1.877030 1.533537 0.928 1.046 1.000	$ $ $ $ $ $	2,377,255 1.977030 1.877030 1.533537 0.928 1.046	15,741,507.942 15,558,939.518 12,784,226.454 9,157,566.110 7,112,893 1,283,377
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.865002 0.841950 0.799523 0.640 0.908 1.000	$ $ $ $ $ $	0.936879 0.865002 0.841950 0.799523 0.640 0.908	327,848.713 350,911.590 382,814.029 169,891.975 22,113 1,000
Dreyfus - VIF Appreciation - Service Class Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.026056 0.991372 0.951686 0.792 0.959 1.000	$ $ $ $ $ $	1.185254 1.026056 0.991372 0.951686 0.792 0.959	252,375.891 322,903.049 434,587.218 666,054.068 379,826 98,828
Federated American Leaders Fund II Subaccount Inception Date March 10, 1995	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.094828 1.048705 0.961029 0.757 0.955 1.000	$ $ $ $ $ $	1.271239 1.094828 1.048705 0.961029 0.757 0.955	1,370,498.954 1,469,363.305 1,538,677.907 1,588,538.018 1,516,138 726,101
Federated Capital Income Fund II Subaccount Inception Date July 20, 1995	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.954206 0.903168 0.826580 0.689 0.912 1.000	$ $ $ $ $ $	1.096899 0.954206 0.903168 0.826580 0.689 0.912	92,807.342 85,042.887 29,405.922 88,578.104 64,907 80,523
Federated Fund for U.S. Government Securities II Subaccount Inception Date June 28, 1995	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.190079 1.173397 1.139328 1.120 1.033 1.000	$ $ $ $ $ $	1.231956 1.190079 1.173397 1.139328 1.120 1.033	2,399,960.916 2,423,994.740 1,851,148.927 1,734,568.805 1,896,903 732,600
Federated High Income Bond Fund II Subaccount Inception Date September 18, 1995	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.360432 1.333153 1.214176 0.999 0.992 1.000	$ $ $ $ $ $	1.498456 1.360432 1.333153 1.214176 0.999 0.992	2,597,521.938 2,735,412.842 3,690,140.363 3,794,609.112 1,585,753 279,514
Federated Prime Money Fund II Subaccount Inception Date December 7, 1994	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.044001 1.022638 1.020480 1.020 1.012 1.000	$ $ $ $ $ $	1.085019 1.044001 1.022638 1.020480 1.020 1.012	4,945,100.695 4,639,408.822 3,867,753.698 3,892,259.552 8,205,653 4,627,192
Fidelity – VIP Contrafund® Portfolio – Initial Class Subaccount Inception Date May 1, 2006	2006		$1.000		$1.036286	665,319.393
Fidelity - VIP Mid Cap Portfolio - Initial Class Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.438221 1.222968 1.000	$ $ $	1.611228 1.438221 1.222968	747,022.702 501,964.739 89,625.850

45

0.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Fidelity – VIP Value Strategies Portfolio - Initial Class Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.149027 1.125929 1.000	$ $ $	1.328766 1.149027 1.125929	199,915.126 164,806.654 110,156.286
Gartmore NVIT Developing Markets Fund(7) Subaccount Inception Date February 5, 1996	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	2.154623 1.648088 1.384188 0.872 0.971 1.000	$ $ $ $ $ $	2.882324 2.154623 1.648088 1.384188 0.872 0.971	1,336,122.310 1,066,742.833 783,476.002 534,117.748 421,990 49,029
Seligman Capital - Class 2 Shares Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.032250 0.925493 0.859676 0.637 0.959 1.000	$ $ $ $ $ $	1.085675 1.032250 0.925493 0.859676 0.637 0.959	42,887.590 79,132.589 71,488.351 51,422.118 43,840 19,800
Seligman Communications and Information - Class 2 Shares Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.059610 0.991361 0.899621 0.628 0.991 1.000	$ $ $ $ $ $	1.285166 1.059610 0.991361 0.899621 0.628 0.991	39,638.944 50,303.562 85,712.103 69,644.954 24,926 26,548
Seligman Global Technology - Class 2 Shares Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.922763 0.859954 0.833190 0.616 0.909 1.000	$ $ $ $ $ $	1.079598 0.922763 0.859954 0.833190 0.616 0.909	44,931.786 51,527.536 82,141.928 55,582.035 20,939 12,997
Vanguard - Equity Index Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.196627 1.148713 1.042940 0.817 1.000	$ $ $ $ $	1.376361 1.196627 1.148713 1.042940 0.817	15,564,397.558 13,879,232.891 13,328,664.848 8,121,760.396 3,734,097
Vanguard - Mid-Cap Index Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.439836 1.270854 1.062613 0.797 1.000	$ $ $ $ $	1.628114 1.439836 1.270854 1.062613 0.797	3,15,649.428 2,953,824.921 1,919,259.914 1,166,225.739 409,519
Vanguard – REIT Index Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.827797 1.644141 1.267349 0.941 1.000	$ $ $ $ $	2.451572 1.827797 1.644141 1.267349 0.941	4,868,947.434 4,672,816.793 4,242,532.165 3,222,018.073 1,619,996
Vanguard – Short-Term Investment-Grade Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.110001 1.092107 1.076457 1.046 1.000	$ $ $ $ $	1.157676 1.110001 1.092107 1.076457 1.046	9,232,343.425 8,038,430.648 5,604,990.353 3,653,958.373 1,239,776
Vanguard - Total Bond Market Index Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.157846 1.137478 1.098159 1.062 1.000	$ $ $ $ $	1.200526 1.157846 1.137478 1.098159 1.062	6,872,470.880 5,230,831.039 3,432,334.135 2,032,328.432 753,412
Wanger International Small Cap Subaccount Inception Date September 18, 1995	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.690910 1.399715 1.080928 0.730 0.853 1.000	$ $ $ $ $ $	2.305467 1.690910 1.399715 1.080928 0.730 0.853	1,285,950.183 1,200,334.402 944,530.961 631,039.327 397,408 91,651

46

0.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Wanger U.S. Smaller Companies Subaccount Inception Date September 20, 1995	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.552374 1.403700 1.193356 0.838 1.014 1.000	$ $ $ $ $ $	1.664632 1.552374 1.403700 1.193356 0.838 1.014	2,622,777.565 2,390,531.848 1,991,761.308 1,706,191.113 1,270,439 387,646
WFAVT Small/Mid Cap Value Fund Subaccount Inception Date October 13, 1997	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.376012 1.188178 1.023686 0.744 0.974 1.000	$ $ $ $ $ $	1.582877 1.376012 1.188178 1.023686 0.744 0.974	529,958.444 676,733.660 664,566.240 854,092.940 867,367 167,722

47

0.65%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Asset Allocation - Conservative Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.254054 1.199995 1.100876 0.901 1.000	$ $ $ $ $	1.363670 1.254054 1.199995 1.100876 0.901	145,682.511 145,682.511 145,683 161,869.457 161,969
Asset Allocation - Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.330735 1.193301 1.051863 0.809 1.000	$ $ $ $ $	1.528654 1.330735 1.193301 1.051863 0.809	0.000 0.000 0.000 0.000 100
Asset Allocation - Moderate Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.279315 1.198397 1.082823 0.873 1.000	$ $ $ $ $	1.416973 1.279315 1.198397 1.082823 0.873	11,064.385 11,071.539 11,,072 0.000 100
Asset Allocation Moderate Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.313821 1.23103 1.066490 0.844 1.000	$ $ $ $ $	1.485941 1.313821 1.23103 1.066490 0.844	1,253,257.564 1,289,440.122 1,312,266 1,026,859.772 100
Capital Guardian Global - Initial Class Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.199291 1.095576 1.000	$ $ $	1.362207 1.199291 1.095576	43,363.849 43,556.726 43,756
Capital Guardian Value - Initial Class Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.220615 1.140603 1.000	$ $ $	1.412828 1.220615 1.140603	46,101.248 46,030.911 41,913
Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 3, 1999	2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $	26.412035 23.426754 17.747415 13.160 12.785 11.558 8.998 10.000	$ $ $ $ $ $ $ $	37.335227 26.412035 23.426754 17.747415 13.160 12.785 11.558 8.998	71,414.071 81,719.962 111,270 171,570 172,881 181,945 114,722 54,834
J.P. Morgan Enhanced Index - Initial Class Subaccount Inception Date October 13, 1997	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	12.909972 12.559244 11.386439 8.888 11.863 13.566 15.328 13.057 10.002 10.00	$ $ $ $ $ $ $ $ $ $	14.790720 12.909972 12.559244 11.386439 8.888 11.863 13.566 15.328 13.057 10.002	347,294.095 442,623.782 420,976 665,507 497,933 605,185 641,465 434,242 272,747 34,587
Legg Mason Partners All Cap - Initial Class(1) Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.097576 1.061410 0.978856 0.729 0.975 1.000	$ $ $ $ $ $	1.292862 1.097576 1.061410 0.978856 0.729 0.975	5,517.439 5,517.439 12,446 92,510.213 6,517 6,517
MFS International Equity - Initial Class(2) Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.260924 1.124436 0.989796 0.795 1.000	$ $ $ $ $	1.541803 1.260924 1.124436 0.989796 0.795	123,725.155 129,637.320 158,465 64,880.955 19,305
PIMCO Total Return – Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.163292 1.144186 1.102095 1.057 1.000	$ $ $ $ $	1.204464 1.163292 1.144186 1.102095 1.057	1,782,437.953 653,795.094 355,941 465,901.044 313,392

48

0.65%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
T. Rowe Price Small Cap – Initial Class Subaccount Inception Date May 1, 2006	2006		$1.000000		$0.953944	0.000
Templeton Transamerica Global - Initial Class(3) Subaccount Inception Date May 3, 1999	2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $	1.374199 1.286979 8.828406 7.209 9.809 12.797 15.620 10.000	$ $ $ $ $ $ $ $	1.621898 1.374199 1.286979 8.828406 7.209 9.809 12.797 15.620	283,549.045 309,543.800 346,499 66,025.152 115,687 161,472 260,965 155,589
Transamerica Equity - Initial Class(4) Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $	1.286344 1.110971 7.406285 5.522 8.473 10.207 14.961 10.000	$ $ $ $ $ $ $ $	1.389423 1.286344 1.110971 7.406285 5.522 8.473 10.207 14.961	413,502.414 1,542,179.343 1,379,374 308,368.183 291,327 237,429 293,373 64,889
Transamerica Growth Opportunities - Initial Class Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.696982 1.469491 1.268203 0.973 1.143 1.000	$ $ $ $ $ $	1.772079 1.696982 1.469491 1.268203 0.973 1.143	68,094.726 67,450.036 69,339 49,123.604 45,054 1,000
Transamerica Science and Technology - Initial Class(5) Subaccount Inception Date July 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.507139 1.486724 1.384378 0.923 1.000	$ $ $ $ $	1.512489 1.507139 1.486724 1.384378 0.923	0.000 0.000 0.000 0.000 100
Transamerica Small/Mid Cap Value - Initial Class Subaccount Inception Date October 13, 1997	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	24.349604 21.580876 18.669705 9.847 16.372 12.796 11.600 9.024 9.284 10.000	$ $ $ $ $ $ $ $ $ $	28.560397 24.349604 21.580876 18.669705 9.847 16.372 12.796 11.600 9.024 9.284	35,228.546 47,453.857 61,703 86,713 155,233 699,984 274,892 201,964 317,784 585
Transamerica Value Balanced - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $	1.230580 1.161965 10.655504 8.747 9.842 10.128 10.592 10.000	$ $ $ $ $ $ $ $	1.409317 1.230580 1.161965 10.655504 8.747 9.842 10.128 10.592	63,390.961 794,645.441 976,395 101,236 94,464 98,753 105,157 14,628
Van Kampen Active International Allocation - Initial Class Subaccount Inception Date October 13, 1997	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	12.226714 10.814525 9.380292 7.109 8.618 11.258 13.862 10.541 9.191 10.000	$ $ $ $ $ $ $ $ $ $	15.003550 12.226714 10.814525 9.380292 7.109 8.618 11.258 13.862 10.541 9.191	131,385.426 180,498.351 202,778 245,313 460,527 607,891 483,666 366,344 145,782 24,827

49

0.65%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Van Kampen Mid-Cap Growth - Initial Class Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.841117 0.787151 0.739462 0.581 0.873 1.000	$ $ $ $ $ $	0.918490 0.841117 0.787151 0.739462 0.581 0.873	28,619.591 28,658.394 28,255 26,700.574 41,547 25,642
AllianceBernstein Global Technology Portfolio - Class B Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.815530 0.791931 0.758513 0.531 0.918 1.000	$ $ $ $ $ $	0.878196 0.815530 0.791931 0.758513 0.531 0.918	14,126.907 14,129.674 14,130 14,129.674 15,130 1,000
AllianceBernstein Growth Portfolio - Class B Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.104812 0.996080 0.875372 0.654 0.918 1.000	$ $ $ $ $ $	1.084070 1.104812 0.996080 0.875372 0.654 0.918	32,061.679 32,268.688 39,938 0.000 1,000 1,000
AllianceBernstein Large Cap Growth Portfolio - Class B Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.968833 0.849087 0.788790 0.644 0.937 1.000	$ $ $ $ $ $	0.956428 0.968833 0.849087 0.788790 0.644 0.937	50,029.029 27,404.530 19,619 11,464 55,749 18,708
Columbia Small Company Growth Fund, Variable Series - Class A Subaccount Inception Date March 31, 1997	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	14.307909 14.020673 12.658764 8.840000 11.752000 13.147000 13.988000 9.507000 11.571000 10.000000	$ $ $ $ $ $ $ $ $ $	15.978616 14.307909 14.020673 12.658764 8.840000 11.752000 13.147000 13.988000 9.507000 11.571000	55,618.011 55,465.068 47,446 57,066 48,960 60,992 49,289 12,554 11,989 7,407
Credit Suisse - International Focus Portfolio Subaccount Inception Date March 31, 1997	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	12.190772 10.447810 9.164808 6.931000 8.727000 11.279000 15.319000 10.049000 9.601000 10.000000	$ $ $ $ $ $ $ $ $ $	14.371614 12.190772 10.447810 9.164808 6.931000 8.727000 11.279000 15.319000 10.049000 9.601000	115,331.171 115,493.190 142,344 167,578 178,990 93,231 140,388 141,359 230,381 106,212
Credit Suisse - Small Cap Core I Portfolio(6) Subaccount Inception Date March 31, 1997	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	15.028516 15.542412 14.110015 9.560000 14.512000 17.391000 21.375000 12.724000 13.183000 10.000000	$ $ $ $ $ $ $ $ $ $	15.643654 15.028516 15.542412 14.110015 9.560000 14.512000 17.391000 21.375000 12.724000 13.183000	71,095.390 72,471.464 92,015 110,338 131,281 206,863 558,195 275,865 89,528 48,791

50

0.65%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
VA Global Bond Subaccount Inception Date January 18, 1995	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	18.638944 18.450519 18.069956 17.693000 16.196000 15.386000 14.565000 14.091000 13.103000 12.235000	$ $ $ $ $ $ $ $ $ $	19.210246 18.638944 18.450519 18.069956 17.693000 16.196000 15.386000 14.565000 14.091000 13.103000	621,766.141 720,214.342 753,666 809,316 763,636 818,120 683,605 518,872 368,039 346,747
VA International Small Subaccount Inception Date October 6, 1995	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	19.990937 16.519544 12.894695 8.235000 8.019000 9.078000 9.484000 8.054000 7.708000 10.106000	$ $ $ $ $ $ $ $ $ $	24.792666 19.990937 16.519544 12.894695 8.235000 8.019000 9.078000 9.484000 8.054000 7.708000	416,369.391 555,959.410 730,401 767,292 884,737 890,072 790,399 784,305 825,132 869,388
VA International Value Subaccount Inception Date October 3, 1995	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	23.717646 20.501250 16.283703 10.910000 12.026000 14.387000 14.660000 12.092000 10.893000 11.214000	$ $ $ $ $ $ $ $ $ $	31.688212 23.717646 20.501250 16.283703 10.910000 12.026000 14.387000 14.660000 12.092000 10.893000	494,259.341 655,502.862 864,883 980,021 1,175,767 1,213,708 1,049,264 1,072,798 1,023,764 1,228,043
VA Large Value Subaccount Inception Date January 18, 1995	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	30.001098 27.530251 23.604732 17.667000 22.329000 22.545000 20.831000 20.013000 18.187000 14.165000	$ $ $ $ $ $ $ $ $ $	35.713089 30.001098 27.530251 23.604732 17.667000 22.329000 22.545000 20.831000 20.013000 18.187000	569,646.587 690,914.775 856,713 897,346 1,031,009 1,103,685 949,034 942,056 859,894 1,062,867
VA Short-Term Fixed Subaccount Inception Date October 9, 1995	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	14.105109 13.894007 13.876360 13.774000 13.372000 12.757000 12.039000 11.620000 11.089000 10.560000	$ $ $ $ $ $ $ $ $ $	14.662905 14.105109 13.894007 13.876360 13.774000 13.372000 12.757000 12.039000 11.620000 11.089000	787,749.211 899,407.208 960,799 1,160,101 1,121,756 1,109,254 990,473 1,002,680 752,441 862,087
VA Small Value Subaccount Inception Date October 6, 1995	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	40.162336 38.149891 31.184051 18.888000 21.294000 17.299000 15.832000 14.506000 15.633000 12.063000	$ $ $ $ $ $ $ $ $ $	48.268976 40.162336 38.149891 31.184051 18.888000 21.294000 17.299000 15.832000 14.506000 15.633000	331,092.435 423,368.472 618,201 717,600 824,097 822,245 772,512 764,208 746,000 864,489

51

0.65%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.863032 0.840456 0.798516 0.639000 0.908000 1.000000	$ $ $ $ $ $	0.934286 0.863032 0.840456 0.798516 0.639000 0.908000	64,567.698 64,567.698 64,568 64,567.698 65,568 1,000
Dreyfus - VIF Appreciation - Service Class Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.023726 0.989615 0.950483 0.792 0.959 1.000	$ $ $ $ $ $	1.181988 1.023726 0.989615 0.950483 0.792 0.959	61,768.178 63,024.386 61,903 100,639.495 66,399 17,128
Federated American Leaders Fund II Subaccount Inception Date March 10, 1995	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	27.623312 26.472830 24.271753 19.131 24.134 25.361 24.931 23.524 20.130 15.311	$ $ $ $ $ $ $ $ $ $	32.058427 27.623312 26.472830 24.271753 19.131 24.134 25.361 24.931 23.524 20.130	86,295.211 100,340.730 123,963 181,842 237,204 377,246 352,733 327,212 255,419 181,634
Federated Capital Income Fund II Subaccount Inception Date July 20, 1995	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	14.542572 13.771444 12.609999 10.518000 13.920000 16.239000 18.110000 17.924000 15.833000 12.584000	$ $ $ $ $ $ $ $ $ $	16.708979 14.542572 13.771444 12.609999 10.518000 13.920000 16.239000 18.110000 17.924000 15.833000	19,085.480 37,509.341 43,038 44,170 54,971 83,341 105,603 97,673 74,288 20,024
Federated Fund for U.S. Government Securities II Subaccount Inception Date June 28, 1995	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	16.805776 16.578556 16.105222 15.835000 14.616000 13.745000 12.466000 12.623000 11.801000 10.940000	$ $ $ $ $ $ $ $ $ $	17.388494 16.805776 16.578556 16.105222 15.835000 14.616000 13.745000 12.466000 12.623000 11.801000	201,515.600 256,300.708 297,704 387,836 559,822 695,682 590,014 547,797 422,127 249,634
Federated High Income Bond Fund II Subaccount Inception Date September 18, 1995	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	17.031897 16.698744 15.215940 12.531000 12.440000 12.350000 13.663000 13.442000 13.174000 11.648000	$ $ $ $ $ $ $ $ $ $	18.750641 17.031897 16.698744 15.215940 12.531000 12.440000 12.350000 13.663000 13.442000 13.174000	214,350.649 254,389.168 303,789 351,231 359,156 468,114 528,372 589,780 532,325 424,673

52

0.65%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Federated Prime Money Fund II Subaccount Inception Date December 7, 1994	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	13.763074 13.487982 13.466238 13.462000 13.366000 12.962000 12.304000 11.835000 11.365000 10.900000	$ $ $ $ $ $ $ $ $ $	14.296822 13.763074 13.487982 13.466238 13.462000 13.366000 12.962000 12.304000 11.835000 11.365000	185,440.362 214,989.127 262,560 376,674 785,053 1,321,240 1,296,989 952,527 651,890 312,343
Fidelity – VIP Contrafund® Portfolio – Initial Class Subaccount Inception Date May 1, 2006	2006		$1.000000		$1.035939	0.000
Fidelity - VIP Mid Cap Portfolio - Initial Class Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.437037 1.222571 1.000	$ $ $	1.609103 1.437037 1.222571	65,452.479 44,455.332 49,131
Fidelity - VIP Value Strategies Portfolio - Initial Class Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.148082 1.125557 1.000	$ $ $	1.327020 1.148082 1.125557	25,141.673 25,141.673 25,142
Gartmore NVIT Developing Markets Fund(7) Subaccount Inception Date February 5, 1996	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	15.484852 11.850324 9.957720 6.276000 6.994000 7.566000 10.658000 6.508000 10.486000 10.616000	$ $ $ $ $ $ $ $ $ $	20.704447 15.484852 11.850324 9.957720 6.276000 6.994000 7.566000 10.658000 6.508000 10.486000	109,321.500 150,138.318 203,184 207,243 336,438 322,089 311,907 227,382 301,041 252,354
Seligman Capital - Class 2 Shares Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.029913 0.923862 0.858577 0.637000 0.958000 1.000000	$ $ $ $ $ $	1.082679 1.029913 0.923862 0.858577 0.637000 0.958000	76,128.158 76,751.489 76,394 19,266.647 31,700 22,563
Seligman Communications and Information - Class 2 Shares Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.057207 0.989604 0.898480 0.628000 0.991000 1.000000	$ $ $ $ $ $	1.281615 1.057207 0.989604 0.898480 0.628000 0.991000	54,909.813 55,145.639 58,592 7,391.562 8,765 6,018
Seligman Global Technology - Class 2 Shares Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.920674 0.858432 0.832124 0.616 0.908 1.000	$ $ $ $ $ $	1.076606 0.920674 0.858432 0.832124 0.616 0.908	35,043.013 35,266.651 34,833 34,771.816 31,702 1,000
Vanguard - Equity Index Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.194465 1.147196 1.042081 0.816000 1.000000	$ $ $ $ $	1.373192 1.194465 1.147196 1.042081 0.816000	1,142,943.169 1,451,022.563 1,227,352 863,820.761 332,603
Vanguard - Mid-Cap Index Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.437207 1.269154 1.061727 0.797000 1.000000	$ $ $ $ $	1.624344 1.437207 1.269154 1.061727 0.797000	191,536.049 189,212.254 213,788 168,033.293 26,738
Vanguard - REIT Index Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.824468 1.641967 1.266290 0.941000 1.000000	$ $ $ $ $	2.445905 1.824468 1.641967 1.266290 0.941000	324,811.039 370,184.894 812,377 240,889.768 132,235

53

0.65%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Vanguard - Short-Term Investment-Grade Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.108055 1.090718 1.075578 1.045000 1.000000	$ $ $ $ $	1.155054 1.108055 1.090718 1.075578 1.045000	524,509.007 483,081.580 437,812 543,197.414 72,773
Vanguard - Total Bond Market Index Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.155766 1.135982 1.097255 1.062000 1.000000	$ $ $ $ $	1.197784 1.155766 1.135982 1.097255 1.062000	542,142.246 539,317.948 480,132 187,818.265 141,059
Wanger International Small Cap Subaccount Inception Date September 18, 1995	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	40.423609 33.478705 25.866750 17.489 20.428 26.080 36.429 16.194 14.011 14.312	$ $ $ $ $ $ $ $ $ $	55.088165 40.423609 33.478705 25.866750 17.489 20.428 26.080 36.429 16.194 14.011	42,449.409 58,796.030 74,012 120,840 107,625 131,125 149,543 182,333 193,817 149,792
Wanger U.S. Smaller Companies Subaccount Inception Date September 20, 1995	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	37.477896 33.905369 28.839247 20.267 24.521 22.158 24.283 19.542 18.098 14.076	$ $ $ $ $ $ $ $ $ $	40.168299 37.477896 33.905369 28.839247 20.267 24.521 22.158 24.283 19.542 18.098	72,348.000 97,299.979 136,830 206,683 159,837 193,912 174,047 164,471 181,215 275,517
WFAVT Small/Mid Cap Value Fund Subaccount Inception Date October 13, 1997	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	15.407767 13.311104 11.474112 8.245 10.930 10.566 9.863 10.220 10.067 10.000	$ $ $ $ $ $ $ $ $ $	17.715411 15.407767 13.311104 11.474112 8.245 10.930 10.566 9.863 10.220 10.067	52,917.198 55,825.527 61,828 65,649 101,342 113,896 62,591 53,258 61,989 20,688

54

0.75%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Asset Allocation - Conservative Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.249478 1.196796 1.099033 0.901 1.000	$ $ $ $ $	1.357347 1.249478 1.196796 1.099033 0.901	391,141.716 318,647.301 130,336.081 0.000 100
Asset Allocation - Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.325911 1.190160 1.050140 0.809 1.000	$ $ $ $ $	1.521618 1.325911 1.190160 1.050140 0.809	44,908.422 41,740.306 94,903.793 33,689.754 100
Asset Allocation - Moderate Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.274668 1.195226 1.081041 0.872 1.000	$ $ $ $ $	1.410426 1.274668 1.195226 1.081041 0.872	782,404.195 42,067.960 42,067.960 0.000 100
Asset Allocation Moderate Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.309030 1.199903 1.064711 0.844 1.000	$ $ $ $ $	1.479067 1.309030 1.199903 1.064711 0.844	154,139.178 184,803.851 91,569.709 628.296 714
Capital Guardian Global - Initial Class Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.197318 1.094858 1.000	$ $ $	1.358607 1.197318 1.094858	81,930.925 1,318.623 0.000
Capital Guardian Value - Initial Class Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.218610 1.139853 1.000	$ $ $	1.409099 1.218610 1.139853	448,225.261 391,351.100 341,631.884
Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 3, 1999	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	2.129400 1.890591 1.433686 1.064 1.035 1.000	$ $ $ $ $ $	3.007087 2.129400 1.890591 1.433686 1.064 1.035	243,430.059 183,372.557 249,353.599 141,437.415 894,511 274,282
J.P. Morgan Enhanced Index - Initial Class Subaccount Inception Date October 13, 1997	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.022456 0.995663 0.903588 0.706 0.943 1.000	$ $ $ $ $ $	1.170247 1.022456 0.995663 0.903588 0.706 0.943	329,649.305 239,167.447 356,013.180 1,367,507.815 629,623 394,524
Legg Mason Partners All Cap - Initial Class(1) Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.092643 1.057672 0.976384 0.728 0.974 1.000	$ $ $ $ $ $	1.285789 1.092643 1.057672 0.976384 0.728 0.974	24,575.118 24,618.523 24,665.248 29,344.251 174,848 1,000
MFS International Equity - Initial Class(2) Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.256337 1.121460 0.988170 0.795 1.000	$ $ $ $ $	1.534669 1.256337 1.121460 0.988170 0.795	282,308.125 41,083.201 61,552.017 573,521.694 2,481,763
PIMCO Total Return – Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.159058 1.141145 1.100269 1.057 1.000	$ $ $ $ $	1.198895 1.159058 1.141145 1.100269 1.057	1,339,704.667 948,781.784 469,691.245 438,083.214 185,509
T. Rowe Price Small Cap – Initial Class Subaccount Inception Date May 1, 2006	2006		$1.000000		$0.953327	31,334.614
Templeton Transamerica Global - Initial Class(3) Subaccount Inception Date May 3, 1999	2006 2005 2004 2003 2002	$ $ $ $ $	1.369443 1.283805 1.181650 0.939 1.000	$ $ $ $ $	1.614679 1.369443 1.283805 1.181650 0.939	6,126.987 8,614.606 5,161.672 0.000 100

55

0.75%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Equity - Initial Class(4) Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.280569 1.107079 0.963156 0.739 0.958 1.000	$ $ $ $ $ $	1.381826 1.280569 1.107079 0.963156 0.739 0.958	1,045,357.865 668,383.796 442,463.183 132,041.061 93,160 53,004
Transamerica Growth Opportunities - Initial Class Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.689349 1.464337 1.265019 0.971 1.142 1.000	$ $ $ $ $ $	1.762364 1.689349 1.464337 1.265019 0.971 1.142	107,270.596 82,018.060 155,419.222 87,676.723 77,058 1,000
Transamerica Science and Technology - Initial Class(5) Subaccount Inception Date July 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.501894 1.482571 1.382303 0.923 1.000	$ $ $ $ $	1.505735 1.501894 1.482571 1.382303 0.923	2,661.979 13,623.789 0.000 0.000 1,441
Transamerica Small/Mid Cap Value - Initial Class Subaccount Inception Date October 13, 1997	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.522885 1.351056 1.169963 0.618 1.028 1.000	$ $ $ $ $ $	1.784469 1.522885 1.351056 1.169963 0.618 1.028	6,849.837 25,269.206 25,270.111 72,001.844 125,527 3,627,352
Transamerica Value Balanced - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.226111 1.158896 1.061814 0.890 1.000	$ $ $ $ $	1.402810 1.226111 1.158896 1.061814 0.890	88,925.893 160,242.752 172,451.380 28,643.812 100
Van Kampen Active International Allocation - Initial Class Subaccount Inception Date October 13, 1997	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.302305 1.153030 1.001104 0.759 0.922 1.000	$ $ $ $ $ $	1.596493 1.302305 1.153030 1.001104 0.759 0.922	172,677.792 80,040.571 149,064.803 159,465.145 491,308 397,745
Van Kampen Mid-Cap Growth - Initial Class Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.837324 0.784383 0.737599 0.580 0.873 1.000	$ $ $ $ $ $	0.913439 0.837324 0.784383 0.737599 0.580 0.873	49,829.856 78,862.301 63,389.867 72,917.580 114,090 24,085
AllianceBernstein Global Technology Portfolio - Class B Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.811860 0.789151 0.756591 0.530 0.918 1.000	$ $ $ $ $ $	0.873362 0.811860 0.789151 0.756591 0.530 0.918	0.000 4,667.547 4,469.141 494,672.402 9,211 1,000
AllianceBernstein Growth Portfolio - Class B Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.099834 0.992572 0.873163 0.653 0.917 1.000	$ $ $ $ $ $	1.078118 1.099834 0.992572 0.873163 0.653 0.917	78,313.840 116,864.962 148,989.076 108,827.248 109,977 1,000
AllianceBernstein Large Cap Growth Portfolio - Class B Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.964473 0.846104 0.786798 0.643 0.936 1.000	$ $ $ $ $ $	0.951182 0.964473 0.846104 0.786798 0.643 0.936	0.000 59,279.966 0.000 16,521.337 20,538 14,559
Columbia Small Company Growth Fund, Variable Series - Class A Subaccount Inception Date March 31, 1997	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.169252 1.146916 1.036545 0.725 0.964 1.000	$ $ $ $ $ $	1.304487 1.169252 1.146916 1.036545 0.725 0.964	196,947.236 123,603.591 48,757.382 55,416.233 70,407 21,506

56

0.75%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Credit Suisse - International Focus Portfolio Subaccount Inception Date March 31, 1997	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.302639 1.117506 0.981253 0.743 0.936 1.000	$ $ $ $ $ $	1.534160 1.302639 1.117506 0.981253 0.743 0.936	301,325.009 321,882.953 203,564.052 87,044.177 31,894 28,079
Credit Suisse - Small Cap Core I Portfolio(6) Subaccount Inception Date March 31, 1997	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.068542 1.106177 1.005225 0.682 1.036 1.000	$ $ $ $ $ $	1.111172 1.068542 1.106177 1.005225 0.682 1.036	137,397.136 159,638.296 122,929.068 100,732.229 700,135 36,710
VA Global Bond Subaccount Inception Date January 18, 1995	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.179060 1.168298 1.145334 1.123 1.029 1.000	$ $ $ $ $ $	1.213998 1.179060 1.168298 1.145334 1.123 1.029	3,255,592.709 2,474,387.359 1,019,243.257 1,057,068.273 825,655 484,612
VA International Small Subaccount Inception Date October 6, 1995	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	2.170995 1.795784 1.403131 0.897 0.874 1.000	$ $ $ $ $ $	2.689786 2.170995 1.795784 1.403131 0.897 0.874	1,578,095.536 1,410,591.034 526,805.875 397,317.897 298,749 111,015
VA International Value Subaccount Inception Date October 3, 1995	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.778797 1.539099 1.223687 0.821 0.906 1.000	$ $ $ $ $ $	2.374239 1.778797 1.539099 1.223687 0.821 0.906	2,457,066.647 2,111,302.874 1,324,915.181 1,018,620.501 849,763 395,967
VA Large Value Subaccount Inception Date January 18, 1995	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.258606 1.156087 0.992228 0.743 0.940 1.000	$ $ $ $ $ $	1.496749 1.258606 1.156087 0.992228 0.743 0.940	5,292,496.499 4,122,414.256 2,738,097.837 1,975,692.826 1,456,894 874,090
VA Short-Term Fixed Subaccount Inception Date October 9, 1995	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.077128 1.062080 1.061815 1.055 1.025 1.000	$ $ $ $ $ $	1.118629 1.077128 1.062080 1.061815 1.055 1.025	3,122,824.176 2,545,735.191 1,751,843.893 1,046,833.978 1,027,233 150,702
VA Small Value Subaccount Inception Date October 6, 1995	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.963698 1.867137 1.527732 0.926 1.045 1.000	$ $ $ $ $ $	2.357726 1.963698 1.867137 1.527732 0.926 1.045	2,815,838.096 2,417,755.350 1,209,931.783 914,254.787 492,826 142,446
Dreyfus IP - Core Bond - Service Class Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.195093 1.179094 1.138281 1.071 1.010 1.000	$ $ $ $ $ $	1.244652 1.195093 1.179094 1.138281 1.071 1.010	162,193.622 188,149.549 119,450.416 295,677.517 206,501 65,100
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.859154 0.837514 0.796501 0.638 0.907 1.000	$ $ $ $ $ $	0.929166 0.859154 0.837514 0.796501 0.638 0.907	6,145.081 105,744.537 103,043.648 82,137.189 37,422 8,766
Dreyfus - VIF Appreciation - Service Class Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.019142 0.986163 0.948103 0.791 0.958 1.000	$ $ $ $ $ $	1.175527 1.019142 0.986163 0.948103 0.791 0.958	55,472.865 106,553.489 89,101.357 78,836.449 128,122 108,528

57

0.75%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Federated American Leaders Fund II Subaccount Inception Date March 10, 1995	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.087418 1.043162 0.957386 0.755 0.954 1.000	$ $ $ $ $ $	1.260765 1.087418 1.043162 0.957386 0.755 0.954	416,333.913 459,585.748 421,219.153 326,349.257 341,691 109,586
Federated Capital Income Fund II Subaccount Inception Date July 20, 1995	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.947787 0.898411 0.823457 0.688 0.911 1.000	$ $ $ $ $ $	1.087909 0.947787 0.898411 0.823457 0.688 0.911	478,278.433 288,725.443 168,337.700 189,040.543 49,389 41,288
Federated Fund for U.S. Government Securities II Subaccount Inception Date June 28, 1995	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.182055 1.167228 1.135042 1.117 1.032 1.000	$ $ $ $ $ $	1.486169 1.182055 1.167228 1.135042 1.117 1.032	633,521.584 411,877.137 376,640.276 260,708.164 368,504 146,980
Federated High Income Bond Fund II Subaccount Inception Date September 18, 1995	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.351274 1.326143 1.209590 0.997 0.991 1.000	$ $ $ $ $ $	1.486169 1.351274 1.326143 1.209590 0.997 0.991	633,521.584 792,796.237 592,222.834 2,900,468.282 3,296,306 2,697,353
Federated Prime Money Fund II Subaccount Inception Date December 7, 1994	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.036978 1.017256 1.016629 1.017 1.011 1.000	$ $ $ $ $ $	1.076133 1.036978 1.017256 1.016629 1.017 1.011	3,740,305.057 1,300,405.488 787,903.096 709,882.433 1,950,712 562,953
Fidelity - VIP Mid Cap Portfolio - Initial Class Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.434664 1.221755 1.000	$ $ $	1.604856 1.434664 1.221755	462,840.849 302,141.439 224,026.263
Fidelity - VIP Value Strategies Portfolio - Initial Class Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.146197 1.124815 1.000	$ $ $	1.323523 1.146197 1.124815	911.355 1,035.219 1,435.910
Gartmore NVIT Developing Markets Fund(7) Subaccount Inception Date February 5, 1996	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	2.140103 1.639412 1.378954 0.870 0.970 1.000	$ $ $ $ $ $	2.858661 2.140103 1.639412 1.378954 0.870 0.970	531,265.945 593,387.513 207,493.666 298,053.075 203,957 98,927
Seligman Capital - Class 2 Shares Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.025281 0.920609 0.856427 0.636 0.958 1.000	$ $ $ $ $ $	1.076742 1.025281 0.920609 0.856427 0.636 0.958	16,868.327 19,758.756 25,681.930 17,601.331 21,618 1,000
Seligman Communications and Information - Class 2 Shares Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.052448 0.986125 0.896210 0.627 0.990 1.000	$ $ $ $ $ $	1.274579 1.052448 0.986125 0.896210 0.627 0.990	0.000 0.000 0.000 95,415.394 8,107 8,107
Seligman Global Technology - Class 2 Shares Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.916532 0.855419 0.830041 0.615 0.908 1.000	$ $ $ $ $ $	1.070706 0.916532 0.855419 0.830041 0.615 0.908	13,531.924 17,094.191 17,307.639 138,499.989 8,102 1,000
Vanguard - Equity Index Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.190108 1.144147 1.040340 0.816 1.000	$ $ $ $ $	1.366826 1.190108 1.144147 1.040340 0.816	2,303,408.299 1,997,657.075 1,199,088.521 601,035.067 169,375

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0.75%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Vanguard - Mid-Cap Index Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.431957 1.265777 1.059954 0.797 1.000	$ $ $ $ $	2.002473 1.431957 1.265777 1.059954 0.797	1,654,504.201 860,565.638 657,374.892 375,251.347 38,402
Vanguard - REIT Index Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.817860 1.637629 1.264203 0.940 1.000	$ $ $ $ $	2.434636 1.817860 1.637629 1.264203 0.940	573,814.059 412,308.480 451,134.496 796,775.233 70,731
Vanguard - Short-Term Investment-Grade Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.104000 1.087798 1.073787 1.045 1.000	$ $ $ $ $	1.149679 1.104000 1.087798 1.073787 1.045	1,359,403.994 1,142,790.161 810,288.698 703,167.020 332,533
Vanguard - Total Bond Market Index Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.151548 1.132964 1.095438 1.061 1.000	$ $ $ $ $	1.192224 1.151548 1.132964 1.095438 1.061	1,225,763.972 464,698.859 328,976.964 357,180.924 100
Wanger International Small Cap Subaccount Inception Date September 18, 1995	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.679508 1.392339 1.076834 0.729 0.852 1.000	$ $ $ $ $ $	2.286518 1.679508 1.392339 1.076834 0.729 0.852	262,088.161 146,456.705 454,008.176 248,012.565 128,225 16,496
Wanger U.S. Smaller Companies Subaccount Inception Date September 20, 1995	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.541919 1.396325 1.188865 0.836 1.013 1.000	$ $ $ $ $ $	1.650964 1.541919 1.396325 1.188865 0.836 1.013	1,169,927.477 953,921.041 661,593.565 687,354.715 333,159 180,422
WFAVT Small/Mid Cap Value Fund Subaccount Inception Date October 13, 1997	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.366730 1.181914 1.019821 0.742 0.973 1.000	$ $ $ $ $ $	1.569876 1.366730 1.181914 1.019821 0.742 0.973	412,990.563 485,888.681 357,556.116 291,360.828 154,647 4,683

(1)	Formerly known as Salomon All Cap.

(2)	Formerly known as American Century International.

(3)	Formerly known as Templeton Great Companies Global.

(4)	Effective October 27, 2006, Janus Growth and Great Companies – AmericaSM merged into Transamerica Equity.

(5)	Formerly known as Great Companies - TechnologySM.

(6)	Formerly known as Credit Suisse Small Cap Growth Portfolio.

(7)	Formerly known as Gartmore GVIT Developing Markets Fund.

Vanguard – International Portfolio had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

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APPENDIX B: POLICY FORM NUMBER NA103

If you are a Policy Owner of Policy Form Number NA103, below is a description of the significant features of your Policy and the available investment options that may be different than those described in the Prospectus. Please see your actual Policy and any attachments for determining your specific coverage.

The Nursing Care and Terminal Condition Option, Unemployment Waiver Option, and the Guaranteed Minimum Death Benefit Options are currently not available to Policy Owners of Policy Form Number NA103.

Annuity Payment Options

The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Designated Period Annuity Option listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.

If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Portfolios you choose.

If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, Peoples Benefit will move your investment out of the Portfolios and into the general account of Peoples Benefit.

•	Life Annuity—Monthly Annuity Payments are paid for the life of an Annuitant, ending with the last payment before the Annuitant dies.

•	Joint and Last Survivor Annuity—Monthly Annuity Payments are paid for as long as at least one of two named Annuitants is living, ending with the last payment before the surviving Annuitant dies.

•

Life Annuity With Period Certain—Monthly Annuity Payments are paid for as long as the Annuitant lives, with payments guaranteed to be made for a period of at least 10 years, 15 years, or 20 years, as elected. If the Annuitant dies before the period certain ends, Peoples Benefit will make any remaining payments to the Beneficiary.

•

Installment or Unit Refund Life Annuity—Available as either a fixed (Installment Refund) or variable (Unit Refund) Annuity Payment Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a period certain determined by dividing the Accumulated Value by the first Annuity Payment. If the Annuitant dies before the period certain ends, Peoples Benefit will make any remaining payments to the Beneficiary.

•	Designated Period Annuity—Available only on a fixed basis. Monthly Annuity Payments are paid for a specified period, which may be from 10 to 30 years.

Mortality and Expense Risk Charge

Peoples Benefit charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Charge is 0.50% of the net asset value of the Separate Account.

We guarantee that this annual charge will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Peoples Benefit’s surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then Peoples Benefit will bear the loss. We expect to profit from this charge. We may use any profits for any proper purpose, including distribution expenses.

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Fee Table

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer Cash Value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases	None
Contingent Deferred Sales Load (surrender charge)	None
Transfer Fees(1)	$10
Special Service Fee	$0 - $25

(1)	Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each transfer in excess of 12 per Policy Year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the investment portfolios’ fees and expenses.

Annual Policy Service Charge(1)	$30
Separate Account Annual Expenses (as a percentage of assets in the Separate Account)
Base Separate Account Expenses:
Mortality and Expense Risk Fee	0.50%
Administrative Charge	0.15%

Total Base Separate Account Annual Expenses	0.65%

(1)

Peoples Benefit does not currently charge an Annual Policy Service Charge, but reserves the right to assess a service charge up to $30 for policy administration expenses. If we assesses this charge, it will not be deducted on a Contract if (1) the sum of all Purchase Payments less the sum of all withdrawals taken is at least $50,000; (2) the Contract Value equals or exceeds $50,000, or (3) the Contract is a Qualified Policy.

The next item shows the lowest and highest total operating expenses charged by the Portfolios for the year ended December 31, 2006. Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

	Lowest	Highest
Portfolio Annual Expenses(1)
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.32%	1.46%

(1)

The fee table information relating to the Portfolios was provided to Peoples Benefit by the underlying funds, their investment advisors or managers, and Peoples Benefit has not independently verified such information. Actual future expenses of the underlying funds may be greater or less than those shown in the Table.

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EXAMPLE TABLE

The following example illustrates the highest fees and expenses of any of the Portfolios for the year ended December 31, 2006, and the highest combination of Separate Account expenses that you would incur on a $10,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) full surrender at the end of each period. As noted in the Fee Table, the Contract imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Contract or withdraw the entire value of your Contract at the end of the applicable period as a lump sum or under one of the Contract’s Annuity Payment Options.

1 Year	3 Years	5 Years	10 Years
$220	$680	$1165	$2505

You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher or lower than those shown. In addition, your rate of return may be more or less than the 5% assumed in the example.

For information concerning compensation paid for sale of the Policies, see “Distribution of the Policies.”

Minimum Balance Requirements

The minimum required balance in any Portfolio is $250, except where Purchase Payments are made by monthly payroll deduction. The minimum required balance in any General Account Guaranteed Option, except the Dollar Cost Averaging Fixed Account Option, is $1,000. If an exchange or withdrawal would reduce the balance in a Portfolio to less than $250 (or $1,000 in the case of a General Account Guaranteed Option other than the Dollar Cost Averaging Fixed Account Option), Peoples Benefit will transfer the remaining balance to the remaining Portfolios under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, and if you have not made a Purchase Payment within three years, Peoples Benefit may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an Additional Purchase Payment before your Contract is liquidated. Peoples Benefit would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract. We will not exercise this right to cancel your Contract if it is a Qualified Contract.

DEATH BENEFIT

In General

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

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Death of the Annuitant During the Accumulation Phase

If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. When Peoples Benefit receives Due Proof of Death of the Annuitant, Peoples Benefit will calculate the Death Benefit. The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant’s death. However, if the Contract Owner does not make such a choice and Peoples Benefit has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant’s death.

Paid as a lump sum, the Death Benefit is the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the date we receive Due Proof of Death; or

(2)	the Adjusted Death Benefit.

Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the Annuity Date elected by the Beneficiary and approved by Peoples Benefit; or

(2)	the Adjusted Death Benefit.

The amount of the Adjusted Death Benefit is calculated as follows. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken.

Death of the Annuitant During the Income Phase

The Death Benefit, if any, payable if the Annuitant dies during the Income Phase, depends on the Annuity Payment Option selected. Upon the Annuitant’s death, Peoples Benefit will pay the Death Benefit, if any, to the Beneficiary under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.

Joint Annuitants

The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase.

During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant’s death during the Income Phase will have no effect on the benefits due under the Contract.

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Designation of a Beneficiary

The Contract Owner may select one or more Beneficiaries and name them in the customer order form. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before Peoples Benefit acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to Peoples Benefit and obtaining approval from Peoples Benefit. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:

•	If there is more than one Beneficiary, each will share in the Death Benefit equally.

•	If one or two or more Beneficiaries have already died, Peoples Benefit will pay that share of the Death Benefit equally to the survivor(s).

•	If no Beneficiary is living, Peoples Benefit will pay the proceeds to the Contract Owner.

•

If a Beneficiary dies at the same time as the Annuitant, Peoples Benefit will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant’s death and before Peoples Benefit receives due proof of the Annuitant’s death, Peoples Benefit will pay proceeds as though the Beneficiary had died first.

If a Beneficiary who is receiving Annuity Payments dies, Peoples Benefit will pay any remaining Payments Certain to that Beneficiary’s named Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

Death of the Contract Owner

Death of the Contract Owner During the Accumulation Phase. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, Peoples Benefit must pay out the entire value of the Contract within five years of the date of death. First exception: If the entire value is to be distributed to the Owner’s Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner’s death. Second exception: If the Owner’s Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. (“Owner’s Designated Beneficiary” means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner’s death.) If the Contract Owner and the Annuitant are the same person, then upon that person’s death the Beneficiary is entitled to the Death Benefit. In this regard, see Death of the Annuitant During the Accumulation Phase,.

Death of the Contract Owner During the Income Phase. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, Peoples Benefit must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

Non-Natural Person as Contract Owner. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the “primary Annuitant” is treated as the death of the Contract Owner for purposes of federal tax law. (The Internal Revenue Code defines a “primary Annuitant” as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the “primary Annuitant” is also treated as the death of the Contract Owner for purposes of federal tax law.

Payment of Lump-Sum Death Benefits

Peoples Benefit will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which Peoples Benefit may delay the payment beyond seven days:

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•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted
•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

•	the SEC permits a delay for your protection as a Contract Owner

•	the payment is derived from premiums paid by check, in which case Peoples Benefit may delay payment until the check has cleared your bank.

65

APPENDIX C; POLICY FORM NUMBER AV515 101 130 600

If you are a Policy Owner of Policy Form Number AV515 101 130 600, below is a description of the significant features of your Policy and the available investment options that may be different than described in the Prospectus. Please see your actual Policy and any attachments for determining your specific coverage.

Annuity Payment Options

The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Interest Payments Option, Income for a Specified Period Option, and Income for a Specified Amount listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.

If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Portfolios you choose.

If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, Peoples Benefit will move your investment out of the Portfolios and into the general account of Peoples Benefit.

•

Interest Payments. We will pay the interest on the amount we use to provide annuity payments in equal payments, or this amount may be left to accumulate for a period of time to which you and Peoples Benefit agree. You and Peoples Benefit will agree on withdrawal rights when you elect this option.

•	Income for a Specified Period. We will make level payments only for a fixed period you choose. No funds will remain at the end.

•	Life Income. You may choose between:

Fixed Payments

•	No Period Certain–We will make level payments only during the Annuitant’s lifetime.

•	10 Years Certain—We will make level payments for the longer of the Annuitant’s lifetime or ten years.

•

Guaranteed Return of Policy Proceeds—We will make level payments for the longer of the Annuitant’s lifetime or until the total dollar amount of payments we make to you equals the amount applied to this option.

Variable Payments

•	No Period Certain—Payments will be made only during the lifetime of the Annuitant.

•	10 Years Certain—Payments will be made for the longer of the Annuitant’s lifetime or ten years.

Life with Emergency CashSM (fixed only)

Payments will be made during the lifetime of the Annuitant. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the amount you surrender.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the Annuitant. (For qualified policies, the death benefit ceases at the date the annuitant reaches the IRS joint age limitation determined at Policy issue date.) The death benefit will be paid if the annuitant dies before age 101. The amount of the death benefit is calculated the same as the “Emergency Cash Benefit” under the rider. The Emergency Cash Benefit is determined by multiplying the current annuity payment that is supported by the “Surrender Factor” (a factor used to

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determine the amount that is available to surrender) that is included on the Emergency Cash Benefit Schedule in the rider, less any applicable surrender charges. The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

•

Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

•	Joint and Survivor Annuity. You may choose between:

Fixed Payments

•	Payments are made during the joint lifetime of the Annuitant and a Joint Annuitant of your selection. Payments will be made as long as either person is living.

Variable Payments

•	Payments are made during the joint lifetime of the Annuitant and a Joint Annuitant of your selection. Payments will be made as long as either person is living.

Life with Emergency CashSM (fixed only)

Payments will be made during the joint lifetime of the Annuitant and a Joint Annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule).

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving Annuitant. (For qualified policies the death benefit ceases on the date the surviving Joint Annuitant reaches the IRS joint age limitation.)

Mortality and Expense Risk Charge

Peoples Benefit charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Charge is 0.60%, 0.50% or 0.40% (depending on the selected Death Benefit Option) of the net asset value of the Separate Account.

We guarantee that these annual charges will not increase. If the charges are more than sufficient to cover actual costs or assumed risks, any excess will be added to Peoples Benefit’s surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then Peoples Benefit will bear the loss. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

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FEE TABLE

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy, surrender the Policy, or transfer Cash Value between investment options. State premium taxes may also be deducted, and Excess Interest Adjustments may be made to amounts surrendered or applied to Annuity Payment Options from Cash Value from the fixed account.

Policy Owner Transaction Expenses
Sales Load Imposed on Premiums	None
Contingent Deferred Sales Load (surrender charge)(2)	None
Transfer Fees(1)	$10
Special Service Fee	$0 - $25

(1)	Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each transfer in excess of 12 per Policy Year.

(2)	If you select the Life With Emergency CashSM annuity payment option, you will be subject to a surrender charge after the Annuity Commencement Date. See Section 5, “Expenses.”

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the Portfolios’ fees and expenses.

Annual Policy Service Charge(1)	$30
Separate Account Annual Expenses (as a percentage of assets in the Separate Account)
Base Separate Account Expenses:
Mortality and Expense Risk Fee	0.60%
Administrative Charge	0.15%

Total Base Separate Account Annual Expenses(2)	0.75%
Annual Optional Rider Fees:
Additional Death Benefit Fee(3)	0.25%
Additional Death Distribution – II(4)	0.55%

(1)

Peoples Benefit does not currently charge an Annual Policy Service Charge, but reserves the right to assess a service charge up to $30 for policy administration expenses. If we assesses a Service Charge, it will not be deducted on a Policy if (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; (2) the Policy Value equals or exceeds $50,000, or (3) the Policy is a Qualified Policy.

(2)

Total Annual Separate Account Expenses shown (0.75%) applies to the Double Enhanced Death Benefit option. This reflects a fee that is 0. 10% and 0.15% per year higher than the 0.65% and 0.60% corresponding fees for the 6 Year Step-Up Death Benefit and Return of Premium Death Benefit options, respectively.

(3)	The annual rider fee is 0.25% of the Policy Value and is deducted on the rider anniversary date. The prorated fee will be charged upon termination.

(4)	The annual rider fee is 0.55% of the Policy Value and is deducted on the rider anniversary date. The prorated fee will be charged upon termination.

The next item shows the lowest and highest total operating expenses charged by the Portfolios for the year ended December 31, 2006 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

	Lowest	Highest
Total Portfolio Annual Operating Expenses(1)
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.14%	1.46%

(1)	The fee table information relating to the Portfolios is for the year ending December 31, 2006 (unless otherwise

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noted) and was provided to Peoples Benefit by the underlying funds, their investment advisors or managers, and Peoples Benefit has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the underlying funds may be greater or less than those shown in the Table.

EXAMPLE TABLE A

The following example illustrates the highestfees and expenses of any of the Portfolios for the year ended December 31, 2006, and the highest combination of Separate Account expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, (2) full surrender at the end of each period, and (3) assuming no optional riders have been selected. The examples assume that current fee waivers and expense reimbursement arrangements for a fund will continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

	1 Year	3 Years	5 Years	10 Years
Double Enhanced Death Benefit Option (0.75%)	$230	$710	$1216	$2607
6 Year Step-Up to Age 81 Death Benefit Option (0.65%)	$220	$680	$1165	$2505
Return of Premium Death Benefit Option (0.60%)	$215	$664	$1140	$2453

EXAMPLE TABLE B

The following example illustrates the highest fees and expenses of any of the Portfolios for the year ended December 31, 2006, and the highest combination of Separate Account expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, (2) full surrender at the end of each period, and (3) assuming the ADD-II rider has been selected. The examples assume that current fee waivers and expense reimbursement arrangements for a fund will continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

	1 Year	3 Years	5 Years	10 Years
Double Enhanced Death Benefit Option (0.75%)	$287	$884	$1514	$3247
6 Year Step-Up to Age 81 Death Benefit Option (0.65%)	$277	$854	$1465	$3148
Return of Premium Death Benefit Option (0.60%)	$272	$839	$1440	$3099

You should not consider these examples to be a representation of past or future expenses or performance. Actual expenses may be higher or lower than those shown. In addition, your rate of return may be more or less than the 5% assumed in the example.

For information concerning compensation paid for sale of the Policies, see “Distribution of the Policies.”

Minimum Balance Requirements

The minimum required balance in any Portfolio is $250, except where Purchase Payments are made by monthly payroll deduction. The minimum required balance in any General Account Guaranteed Option, except the Dollar Cost Averaging Fixed Account Option, is $1,000. If an exchange or withdrawal would reduce the balance in a Portfolio to less than $250 (or $1,000 in the case of a General Account Guaranteed Option other than the Dollar Cost Averaging Fixed Account Option), Peoples Benefit will transfer the remaining balance to the remaining Portfolios under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, and if you have not made a Purchase Payment within three years, Peoples Benefit may notify you that the Accumulated Value of your

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Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an Additional Purchase Payment before your Contract is liquidated. Peoples Benefit would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract. We will not exercise this right to cancel your Contract if it is a Qualified Contract.

DEATH BENEFIT

In General

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

Death of the Annuitant During the Accumulation Phase

If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. When we receive Due Proof of Death of the Annuitant, we will calculate the Death Benefit. The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant’s death. However, if the Contract Owner does not make such a choice and Peoples Benefit has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant’s death.

Paid as a lump sum, the Death Benefit is the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the date we receive Due Proof of Death; or

(2)	the Adjusted Death Benefit.

Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the Annuity Date elected by the Beneficiary and approved by Peoples Benefit; or

(2)	the Adjusted Death Benefit.

The amount of the Adjusted Death Benefit is calculated as follows. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken.

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Death of the Annuitant During the Income Phase

The Death Benefit, if any, payable if the Annuitant dies during the Income Phase depends on the Annuity Payment Option selected. Upon the Annuitant’s death, Peoples Benefit will pay the Death Benefit, if any, to the Beneficiary under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.

Joint Annuitants

The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase.

During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant’s death during the Income Phase will have no effect on the benefits due under the Contract.

Designation of a Beneficiary

The Contract Owner may select one or more Beneficiaries and name them in the customer order form. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before Peoples Benefit acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to Peoples Benefit and obtaining approval from Peoples Benefit. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:

•	If there is more than one Beneficiary, each will share in the Death Benefit equally.

•	If one or two or more Beneficiaries have already died, Peoples Benefit will pay that share of the Death Benefit equally to the survivor(s).

•	If no Beneficiary is living, Peoples Benefit will pay the proceeds to the Contract Owner.

•

If a Beneficiary dies at the same time as the Annuitant, Peoples Benefit will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant’s death and before Peoples Benefit receives due proof of the Annuitant’s death, Peoples Benefit will pay proceeds as though the Beneficiary had died first.

If a Beneficiary who is receiving Annuity Payments dies, Peoples Benefit will pay any remaining Payments Certain to that Beneficiary’s named Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

Death of the Contract Owner

Death of the Contract Owner During the Accumulation Phase. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, Peoples Benefit must pay out the entire value of the Contract within five years of the date of death. First exception: If the entire value is to be distributed to the Owner’s Designated Beneficiary, he or she may elect to have it paid under an

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Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner’s death. Second exception: If the Owner’s Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. (“Owner’s Designated Beneficiary” means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner’s death.) If the Contract Owner and the Annuitant are the same person, then upon that person’s death the Beneficiary is entitled to the Death Benefit. In this regard, see Death of the Annuitant During the Accumulation Phase,.

Death of the Contract Owner During the Income Phase. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, Peoples Benefit must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

Non-Natural Person as Contract Owner. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the “primary Annuitant” is treated as the death of the Contract Owner for purposes of federal tax law. (The Internal Revenue Code defines a “primary Annuitant” as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the “primary Annuitant” is also treated as the death of the Contract Owner for purposes of federal tax law.

Payment of Lump-Sum Death Benefits

Peoples Benefit will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which Peoples Benefit may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted;

•	the SEC permits a delay for your protection as a Contract Owner; or

•	the payment is derived from premiums paid by check, in which case Peoples Benefit may delay payment until the check has cleared your bank.

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THE ADVISOR’S EDGE®

VARIABLE ANNUITY

Issued by Peoples Benefit Life Insurance Company

Supplement Dated May 1, 2007

to the

Prospectus dated May 1, 2007

For Policy NA103 and Policy AV515 101 130 600, we will not accept any premium payment or transfer that is allocated to a guaranteed period option that would result in the value of the fixed account exceeding $5,000. Premium payments or transfers allocated to the dollar cost averaging fixed account option do not apply towards this limit.

For all other policies, we will not accept any premium payment or transfer that is allocated to a guaranteed period option of 6 years or longer that would result in the value of these fixed accounts exceeding $25,000.

This Prospectus Supplement must be accompanied by the

Prospectus for The Advisor’s Edge® Variable Annuity

dated May 1, 2007

PEOPLES BENEFIT LIFE INSURANCE COMPANY

SEPARATE ACCOUNT V

STATEMENT OF ADDITIONAL INFORMATION

for the

THE ADVISOR’S EDGE® VARIABLE ANNUITY

Offered by

Peoples Benefit Life Insurance Company

(An Iowa Stock Company)

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Advisor’s Edge® Variable Annuity policy (the “Policy”) offered by Peoples Benefit Life Insurance Company (the “Company” or “Peoples Benefit”). You may obtain a copy of the Prospectus dated May 1, 2007, by calling 800-866-6007 or by writing to our Administrative and Service Office, at 4333 Edgewood Road, NE, Cedar Rapids, Iowa 52499. Terms used in the current Prospectus for the Policy are incorporated in this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY.

May 1, 2007

2

G LOSSARY OF TERMS

Accumulation Unit – An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value – An amount equal to the policy value increased or decreased by any excess interest adjustments.

Administrative and Service Office – Financial Markets Division – Variable Annuity Department, Peoples Benefit Life Insurance Company, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Annuitant – The person during whose life, annuity payments involving life contingencies will continue.

Annuity Commencement Date – The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month following the month in which the annuitant attains age 95, except expressly allowed by Peoples Benefit.

Annuity Payment Option – A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit – An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Beneficiary – The person who has the right to the death benefit set forth in the policy.

Business Day – A day when the New York Stock Exchange is open for business.

Cash Value – The policy value increased or decreased by an excess interest adjustment, less the annual service charge, and less any applicable premium taxes and any rider fees.

Code – The Internal Revenue Code of 1986, as amended.

Enrollment form – A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment – A positive or negative adjustment to amounts withdrawn upon partial withdrawals, full surrenders or transfers from the Guaranteed Period Options, or to amounts applied to annuity payment options. The adjustment reflects changes in the interest rates declared by Peoples Benefit since the date any payment was received by, or an amount was transferred to, a Guaranteed Period Option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account – One or more investment choices under the policy that are part of Peoples Benefit general assets and which are not in the separate account.

Guaranteed Period Options (“GPO”) – The various guaranteed interest rate periods of the fixed account, which Peoples Benefit may offer, and into which Premium Payments may be paid or amounts may be transferred.

Nonqualified Policy – A policy other than a qualified policy.

Owner (Policy Owner, You, Your) – The individual or entity that owns an individual policy.

Policy – The individual policy.

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Policy Value – On or before the annuity commencement date, the policy value is equal to the owner’s:

•	Premium Payments; minus

•	Partial withdrawals (including any applicable excess interest adjustments on such withdrawals); plus

•	Interest credited in the fixed account; plus or minus

•	Accumulated gains or losses in the separate account; minus

•	Services charges, premium taxes, rider fees, and transfer fees, if any.

Policy Year – A policy year begins on the date in which the policy becomes effective and on each anniversary thereof.

Premium Payment – An amount paid to Peoples Benefit by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy – A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account – Peoples Benefit Life Insurance Company Separate Account V, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which Premium Payments under the policies may be allocated.

Service Charge – An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses.

Subaccount – subdivision within the separate account, the assets of which are invested in specified portfolios of the underlying funds.

Successor Owner – A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Valuation Period – The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.

Variable Annuity Payments – Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice or Written Request – Written notice, signed by the owner, that gives Peoples Benefit the information it requires and that is received at the administrative and service office. For some transactions, Peoples Benefit may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Peoples Benefit establishes for such notices.

[THIS SPACE INTENTIONALLY LEFT BLANK]

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T HE POLICY – GENERAL PROVISIONS

OWNER

The Policy shall belong to the owner upon issuance of the Policy after completion of an enrollment form and delivery of the Initial Premium Payment. While the annuitant is living, the owner may: (1) assign the Policy; (2) surrender the policy; (3) amend or modify the Policy with the consent of Peoples Benefit; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary, and of your spouse in a community or marital property state.

Unless Peoples Benefit has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the enrollment form, information provided in lieu thereof, or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives you and you predecease the annuitant, your estate will become the owner.

Note Carefully. If the owner does not name a contingent owner, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Peoples Benefit has received written notice of the trust as a successor owner signed prior to the owner’s death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by Peoples Benefit.

The owner may change the ownership of the policy in a written notice. When the change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Peoples Benefit has made or action Peoples Benefit has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner’s death, or payments must be made for a period certain or for the successor owner’s lifetime so long as any period certain does not exceed that successor owner’s life expectancy, if the first payment begins within one year of your death.

ENTIRE POLICY

The policy, any endorsements thereon, the enrollment form, or information provided in lieu thereof constitute the entire Policy between Peoples Benefit and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof. No registered representative has authority to change or waive any provision of the policy.

NON-PARTICIPATING

The Policies are non-participating. No dividends are payable and the Policies will not share in the profits or surplus earnings of Peoples Benefit.

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MISSTATEMENT OF AGE OR SEX

Peoples Benefit may require proof of age and sex before making Annuity Payments. If the Annuitant's stated age, sex or both in the Policy are incorrect, Peoples Benefit will change the annuity benefits payable to those benefits which the Premium Payments would have purchased for the correct age and sex. In the case of correction of the stated age and/or sex after payments have commenced, Peoples Benefit will: (1) in the case of underpayment, pay the full amount due with the next payment; and (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

Any Non-Qualified Policy may be assigned by you prior to the Annuity Date and during the Annuitant's lifetime. Peoples Benefit is not responsible for the validity of any assignment. No assignment will be recognized until Peoples Benefit receives at the Administrative and Service Office the appropriate Peoples Benefit form notifying Peoples Benefit of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. Peoples Benefit shall not be liable as to any payment or other settlement made by Peoples Benefit before receipt of the appropriate Peoples Benefit form.

ADDITION, DELETION OR SUBSTITUTUION OF INVESTMENTS

Peoples Benefit cannot and does not guarantee that any of the subaccounts will always be available for Premium Payments, allocations or transfers. Peoples Benefit retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Peoples Benefit reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the judgment of Peoples Benefit, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuities, or from effecting an exchange between series or classes of variable annuities on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Peoples Benefit, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Peoples Benefit. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Peoples Benefit may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Peoples Benefit will notify you and request reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Peoples Benefit will reinvest the amounts in the subaccount that invests in the Federated Prime Money Fund II (or in a similar portfolio of money market instruments). If a portfolio of money market instruments is unavailable, Peoples Benefit will reinvest the amounts, in another subaccount, or in the fixed account, if appropriate.

Similarly, Peoples Benefit will close a subaccount to new investment (either transfers or premium payments) if the corresponding portfolio closes to new investments. Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation, be invested in the subaccount that invests in the Federated Prime Money Market Fund II (or in a similar portfolio of money market instruments). If a portfolio of money market instruments is unavailable, Peoples Benefit will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Peoples Benefit may, by appropriate endorsement, make such changes in the policy as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i)

6

operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts.

To the extent permitted by applicable law, Peoples Benefit also may transfer the assets of the separate account associated with the policies to another account or accounts.

EXCESS INTEREST ADJUSTMENT

Money that you withdraw from, transfer out of, or apply to an annuity payment option from a Guaranteed Period Option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the Guaranteed Period Option) may be subject to an excess interest adjustment. At the time you request a withdrawal, if the interest rates Peoples Benefit sets have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a Guaranteed Period Option below the Premium Payments and transfers to that Guaranteed Period Option, less any prior partial withdrawals and transfers from the Guaranteed Period Option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment (“EIA”) is:

EIA = S* (G-C)* (M/12)

Where

S =	the gross amount being surrendered, withdrawn, transferred or applied to a Payment Option that is subject to the EIA.

G =	the guaranteed interest rate applicable to S.

C =

the current guaranteed interest rate then being offered on new Premium Payments for the next longer Guaranteed Period than “M”. If this form, or such a Guaranteed Period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.

M =	the number of months remaining in the Guaranteed Period for S, rounded up to the next higher whole number of months.

No cap on positive EIA adjustment. Floor on negative EIA is effective on full surrender.

On full surrender, each Guaranteed Period Option’s contribution to the adjusted Policy Value will never fall below the sum of Premium Payments, less any prior withdrawals and transfers from that GPO, plus interest at the guaranteed effective annual interest rate.

Some states may not allow an EIA.

[THIS SPACE INTENTIONALLY LEFT BLANK]

7

Example 1 (Full Surrender, rates increase by 3%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .085
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.085) * (42/12)
= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00
Adjusted policy value = Cash Value*	= Policy value + excess interest adjustment = 54,181.21 + (-3,052.00) = 51,129.21

Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .045
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted policy value = CashValue*	= 54,181.21 + 1,750.00 = 55,931.21

*	Upon full surrender of the policy, the cash value will never be less than that required by the nonforfeiture laws as applicable in the state issue.

On a partial surrender, Peoples Benefit will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R - E

R	=	the requested partial surrender; and
E	=	the excess interest adjustment

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Example 3 (Partial Surrender, rates increase by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000 (requested withdrawal amount after penalties); middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .065
M = 42
E = 15,818.79 * (.055 - .065) * (42/12) = -553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R – E)
= 54,181.21 - (20,000.00 - (-553.66)) = 33,627.55

Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .045
M = 42
E = 15,818.79 * (.055 - .045)* (42/12) = 553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R – E)
= 54,181.21 - (20,000.00 – 553.66) = 34,734.87

COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

In order to supplement the description in the Prospectus and Appendixes A, B and C thereto, the following provides additional information about the Policy which may be of interest to Policy Owners.

The amounts shown in the Annuity Tables contained in your Policy represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Tables contained in your Policy corresponding to the Annuity Payment Option elected by the Policy Owner and based on an assumed interest rate of 5%. This will produce a dollar amount which is the first monthly payment.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days prior to the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an Exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment,

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the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where

(a)	=	the Annuity Unit Value for the immediately preceding Business Day;
(b)	=	the Net Investment Factor for the day;
(c)	=	the investment result adjustment factor (.99986634 per day), which recognizes an assumed interest rate of 5% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

(a)	=	any increase or decrease in the value of the Subaccount due to investment results;
(b)	=	a daily charge assessed at an annual rate of 0.40% for the mortality and expense risks assumed by Peoples Benefit of the value of the Subaccount;
(c)	=	a daily charge for the cost of administering the Policy corresponding to an annual charge of .15% of the value of the Subaccount.

The Annuity Tables contained in the Policy are based on the A2000 Table, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females) at the minimum guaranteed interest rate.

EXCHANGES

After the Annuity Date you may, by making a written request, exchange the current value of an existing subaccount to Annuity Units of any other subaccount(s) then available. The written request for an exchange must be received by us, however, at least ten Business Days prior to the first payment date on which the exchange is to take effect. An exchange shall result in the same dollar amount as that of the Annuity Payment on the date of exchange (the “Exchange Date”). Each year you may make an unlimited number of free exchanges between Subaccounts. We reserve the right to charge a $10 fee in the future for exchanges in excess of twelve per Policy Year.

Exchanges will be made using the Annuity Unit Value for the subaccounts on the date the written request for exchange is received. On the Exchange Date, Peoples Benefit will establish a value for the current subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing subaccounts and compute the number of Annuity Units for the new subaccounts by dividing the Annuity Unit Value of the new subaccounts into the value previously calculated for the existing subaccounts.

DEATH BENEFIT

Adjusted Partial Surrender. In the event of a partial surrender of your Policy, the amount of your guaranteed minimum death benefit is reduced by an amount called the adjusted partial surrender. The amount of the reduction depends on the relationship between your guaranteed minimum death benefit and policy value. The adjusted partial surrender is (1) multiplied by (2), where:

(1)	is the gross partial surrender, where the gross partial surrender = requested partial surrender minus excess interest adjustment; and

(2)	is the adjustment factor, which = current death proceeds prior to the surrender divided by the current policy value prior to the surrender, where death proceeds equal the maximum of policy value, cash value, and guaranteed minimum death benefit.

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The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

EXAMPLE 1

(Assumed Facts for Example)

$75,000	current guaranteed minimum death benefit before surrender
$50,000	current policy value before surrender
$75,000	current death proceeds
$15,000	requested surrender
$5,000	Excess interest adjustment-free amount (assumes 10% penalty free surrender is available)
$100	excess interest adjustment (assumes interest rates have decreased since initial guarantee)
$14,900	reduction in policy value = 15000 - 100
$22,350	adjusted partial surrender = 14,900 * (75,000/50,000)
$52,650	new guaranteed minimum death benefit (after surrender) = 75,000 - 22,350
$35,100	new policy value (after surrender)=50,000 – 14,900

Summary:

Reduction in guaranteed minimum death benefit	= $	22,350
Reduction in policy value	= $	14,900

Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

EXAMPLE 2

(Assumed Facts for Example)

$50,000	current guaranteed minimum death benefit before surrender
$75,000	current policy value before surrender
$75,000	current death proceeds
$15,000	requested surrender
$7,500	excess interest adjustment-free amount (assumes 10% penalty free surrender is available)
$ - 100	excess interest adjustment (assumes interest rates have increased since initial guarantee)
$15,100	reduction in policy value = $15,000 - (- 100) = 15,000 + 100
$15,100	adjusted partial surrender = $15,100 * (75,000/75,000)
$34,900	new guaranteed minimum death benefit (after surrender) = 50,000 - 15,100
$59,900	new policy value (after surrender) = 75,000 – 15,100

Summary:

Reduction in guaranteed minimum death benefit	=$	15,100
Reduction in policy value	=$	15,100

Note, guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

STABILIZED PAYMENTS

If you have selected a payout feature that provides for stabilized payments, please note that the stabilized payments remain constant throughout each year and are adjusted on your anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you.

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Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*

AIR		3.50%
First Variable Payment		$500
	Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments in Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	400.0000	1.250000	$500.00	—	—	400.0000
February 1	400.0000	1.254526	$501.81	$500.00	0.0084	400.0084
March 1	400.0000	1.253122	$501.25	$500.00	0.0058	400.0142
April 1	400.0000	1.247324	$498.93	$500.00	(0.0050)	400.0092
May 1	400.0000	1.247818	$499.13	$500.00	(0.0040)	400.0051
June 1	400.0000	1.244178	$497.67	$500.00	(0.0109)	399.9943
July 1	400.0000	1.250422	$500.17	$500.00	0.0008	399.9951
August 1	400.0000	1.245175	$498.07	$500.00	(0.0090)	399.9861
September 1	400.0000	1.251633	$500.65	$500.00	0.0030	399.9891
October 1	400.0000	1.253114	$501.25	$500.00	0.0058	399.9949
November 1	400.0000	1.261542	$504.62	$500.00	0.0212	400.0161
December 1	400.0000	1.265963	$506.39	$500.00	0.0293	400.0454
January 1	400.0000	1.270547	$508.22	$500.00	0.0387	400.0841
February 1	400.0841	1.275148	$510.17	$508.33	0.0086	400.0927

Expenses included in the calculations are 0.55% mortality and expense risk fee, 0.15% administrative expenses, 0.00% rider charge, and 1.00% portfolio expenses (1.00% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

P ERFORMANCE INFORMATION

MONEY MARKET SUBACCOUNT YIELDS

Current yield for the Federated Prime Money Fund II will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the “base period”), and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of “effective yield” begins with the same “base period return” used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [((Base Period Return)+1)365/7]-1

30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period (“net investment income”), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

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YIELD = 2[(a-b + 1)6-1]

cd

Where:

[a]	equals the net investment income earned during the period by the Portfolio attributable to shares owned by a subaccount;

[b]	equals the expenses accrued for the period (net of reimbursement);

[c]	equals the average daily number of Units outstanding during the period; and

[d]	equals the maximum offering price per Accumulation Unit on the last day of the period.

Yield on a subaccount is earned from the increase in net asset value of shares of the Portfolio in which the subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the Portfolio.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR SUBACCOUNTS

When advertising performance of the subaccounts, Peoples Benefit will show the “Standardized Average Annual Total Return,” calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads (including the contingent deferred sales load), the Annual Policy Fee and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Policy over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

P(1+T)n=ERV

Where:

(1)[P]	equals a hypothetical initial Premium Payment of $1,000;

(2)[T]	equals an average annual total return;

(3)[n]	equals the number of years; and

(4)[ERV]	equals the ending redeemable value of a hypothetical $1,000 Premium Payment made at the beginning of the period (or fractional portion thereof).

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NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Peoples Benefit may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may also make other assumptions, such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed.

NON-STANDARDIZED ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURN

Peoples Benefit may show Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios (calculated beginning from the end of the year of inception for each Portfolio) and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified Premium Payment patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses, and 12b-1 fee, if applicable, restated as if the 12b-1 fee had been in existence from the inception date. However, they do not include the Annual Policy Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported.

INDIVIDUALIZED COMPUTER GENERATED ILLUSTRATIONS

Peoples Benefit may from time to time use computer-based software available through Morningstar, CDA/Wiesnberger and/or other firms to provide registered representatives and existing and/or potential owners of Policies with individualized hypothetical performance illustrations for some or all of the Portfolios. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Portfolio; (ii) the historical fluctuation of the value of a single Portfolio (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Portfolio; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Portfolios; (v) the historical performance of two or more market indices in comparison to a single Portfolio or a group of Portfolios; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Portfolios to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Portfolio data sheets showing various information about one or more Portfolios (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).

P ERFORMANCE COMPARISONS

Performance information for any subaccount reflects only the performance of a hypothetical Policy under which Accumulation Value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of Peoples Benefit Life Insurance Company, Inc. as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an

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investment in a Policy (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Each subaccount’s performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

•	quality of underlying investments;

•	average maturity of underlying investments;

•	type of instruments in which the Portfolio is invested;

•	changes in interest rates and market value of underlying investments;

•	changes in Portfolio expenses; and

•	the relative amount of the Portfolio’s cash flow.

From time to time, we may advertise the performance of the subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

•

Dow Jones Industrial Average (“DJIA”), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

•

Standard & Poor’s Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor’s index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor’s figures.

•

Lipper Analytical Services, Inc., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios’ Lipper rankings in various fund categories in advertising and sales literature.

•

Bank Rate Monitor National Index, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

•

Shearson Lehman Government/Corporate (Total) Index, an index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

•

Shearson Lehman Government/Corporate (Long-Term) Index, an index composed of the same types of issues as defined above. However, the average maturity of the bonds included in this index approximates 22 years.

•

Shearson Lehman Government Index, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

•

Morningstar, Inc., an independent rating service that publishes the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

•

Money, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

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•

Standard & Poor’s Utility Index, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

•

Dow Jones Utility Index, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

•	The Consumer Price Index, a measure for determining inflation.

Investors may use such indexes (or reporting services) in addition to the Funds’ Prospectuses to obtain a more complete view of each Portfolio's performance before investing. Of course, when comparing each Portfolio’s performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such companies. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.

S AFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Peoples Benefit. The assets are kept physically segregated and held separate and apart from Peoples Benefit's general account assets. The general account contains all of the assets of Peoples Benefit. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the subaccounts and the general account.

C ERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

DISTRIBUTION REQUIREMENTS

The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the “designated beneficiary” as defined in section 72(s) of the Code. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the successor owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policy satisfy all such Code requirements. The provisions contained in the policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

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The following discussion is based on the assumption that the policy qualifies as an annuity policy for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code provides that in order for a variable policy which is based on a segregated asset account to qualify as an annuity policy under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury regulations. Peoples Benefit has entered into agreements with each underlying fund company which requires the portfolios to be operated in compliance with the Treasury regulations.

OWNER CONTROL

In some circumstances, owners of variable contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts as a result of their ability to exercise the investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of our Policies, such as the flexibility of a policy owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Policies do not give policy owners investment control over separate account assets, we reserve the right to modify the Policies as necessary to prevent a policy owner from being treated as the owner of the separate account assets supporting the Policy.

WITHHOLDING

The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested to be made. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a “direct rollover” from the Policy to a tax-qualified plan, IRA or tax sheltered annuity, or to a governmental 457 plan that agrees to separately account for rollover contributions. Different withholding requirements may apply in the case of non-United States persons.

QUALIFIED POLICIES

The qualified policy is designed for use with several types of tax-qualified retirement plans. Currently, Qualified Policies are available as traditional IRA policies, Roth IRA policies and 403(b) policies. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1

17

of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

Peoples Benefit makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of a policy for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

INDIVIDUAL RETIREMENT ANNUITIES

In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) the total Premium Payments for any calendar year may not exceed $4,000 ($5,000 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70  1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth IRA) or annuity should be invested in a life insurance policy, but tax regulations allow such funds to be invested in an annuity policy that provides a death benefit that equals the greater of the Premium Payments paid or the cash value for the policy. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)

The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $114,000 for single filers, $166,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $4,000 ($5,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual, and made after attaining age 59  1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

SECTION 403(b) PLANS

Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policies include a death benefit that in some cases may exceed the greater of the Premium Payments or the policy value. The death benefit

18

could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policies include a death benefit that in some cases may exceed the greater of the Premium Payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser.

DEFERRED COMPENSATION PLANS

Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, political sub-divisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

NON-NATURAL PERSONS

Pursuant to Section 72(u) of the Code, an annuity policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code, accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the Premium Payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at the year-end may have to be increased by any positive excess interest adjustment, which could result from a full surrender at such time. There is however, no definitive guidance on the proper tax treatment of excess interest adjustments, and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent’s death, (iii) a qualified policy (other than one qualified under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single Premium Payment; instead, such policies are taxed as described above under the heading “Taxation of Annuities.”

T AXATION OF PEOPLES BENEFIT

Peoples Benefit at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of Peoples Benefit and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability

19

with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

S TATE REGULATION OF PEOPLES BENEFIT

Peoples Benefit is a stock life insurance company organized under the laws of Iowa, and is subject to regulation by the Iowa State Department of Insurance. An annual statement is filed with the Iowa Commissioner of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of Peoples Benefit as of December 31st of the preceding calendar year. Periodically, the Iowa Commissioner of Insurance examines the financial condition of Peoples Benefit, including the liabilities and reserves of the Separate Account.

R ECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Peoples Benefit. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, Peoples Benefit will mail to all Policy Owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

D ISTRIBUTION OF THE POLICIES

We currently offer the Policies on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

Effective May 1, 2007, our affiliate Transamerica Capital, Inc. (“TCI”) replaced our affiliate AFSG Securities Corporation (“AFSG”) as principal underwriter for the Policies. TCI’s home office is located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. TCI, like Peoples Benefit, is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of NASD, Inc. TCI is not a member of the Securities Investor Protection Corporation.

The Policies are offered to the public through fee-only advisors who are not paid a commission. The Policies are also offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the Policies. During fiscal years 2006, 2005, and 2004, AFSG paid no amounts in commissions in connection with the sale of the Policies.

A DMINISTRATIVE SERVICES CONTRACT

We and TCI, the principal underwriter for the Policies, have contracted with Planning Corporation of America (“PCA”), a subsidiary of Raymond James & Associates, Inc., to provide certain administrative services to owners who purchase a Policy through registered representatives of PCA. The administrative services include customer application processing, agent insurance licensing and appointment process, and aggregation of customer statements. We pay Planning Corporation of America a fee equal to 0.15% of the amount of assets in the Policy that are sold by PCA registered representatives. During 2004, 2005 and 2006, we paid PCA $7,158.97, $4,178.71, and $3,104.14, respectively, in connection with this contract.

L EGAL MATTERS

The law firm of Morgan, Lewis & Bockius LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Policy under the applicable federal securities laws.

20

I NDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account at December 31, 2006 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Peoples Benefit at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, an Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

O THER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Policy discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Policy and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

F INANCIAL STATEMENTS

The audited financial statements of certain subaccounts of the Separate Account which are available for investment by Advisor’s Edge Policy Owners as of December 31, 2006, and for the periods indicated thereon, including the Report of Independent Registered Public Accounting Firm thereon, are included in this Statement of Additional Information.

The audited statutory-basis financial statements and schedules of Peoples Benefit as of December 31, 2006, and 2005, and for each of the three years in the period ended December 31, 2006, including the Reports of Independent Registered Public Accounting Firm thereon, also are included in this Statement of Additional Information. They should be distinguished from the financial statements of the subaccounts of the Separate Account which are available for investment by Advisor’s Edge Policy Owners and should be considered only as bearing on the ability of Peoples Benefit to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

21

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Peoples Benefit Life Insurance Company

Years Ended December 31, 2006, 2005, and 2004

Peoples Benefit Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2006, 2005, and 2004

Report of Independent Registered Public Accounting Firm

The Board of Directors

Peoples Benefit Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Peoples Benefit Life Insurance Company (an indirect wholly owned subsidiary of AEGON N.V.) as of December 31, 2006 and 2005, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2006. Our audit also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statement of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Peoples Benefit Life Insurance Company at December 31, 2006 and 2005, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2006.

1

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Peoples Benefit Life Insurance Company at December 31, 2006 and 2005, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2006, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2006 Peoples Benefit Life Insurance Company changed its accounting for investments in certain low income housing tax credit properties. Also, as discussed in Note 2 to the financial statements, in 2005 Peoples Benefit Life Insurance Company changed its accounting for investment in subsidiary, controlled and affiliated entities as well as its accounting for transfers and servicing of financial assets and extinguishments of liabilities.

/s/ Ernst & Young LLP

Des Moines, Iowa

March 13, 2007

2

Peoples Benefit Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except Share Amounts)

	December 31
	2006	2005
Admitted assets
Cash and invested assets:
Cash (overdraft), cash equivalents and short-term investments	$(10,696)	$(15,506)
Bonds	3,445,913	4,213,730
Preferred stocks:
Unaffiliated	234,690	4,915
Affiliated	—	47,321
Common stocks:
Unaffiliated (cost: 2006 – $2,877; 2005 - $12)	3,850	1
Affiliated (cost: 2006 – $8,625; 2005 - $6,845)	4,705	2,971
Mortgage loans on real estate	547,963	522,120
Real estate:
Properties held for sale	2,999	—
Policy loans	147,617	149,897
Other invested assets	322,024	332,733

Total cash and invested assets	4,699,065	5,258,182
Premiums deferred and uncollected	37,583	46,502
Reinsurance receivable	5,030	2,956
Due and accrued investment income	57,041	62,985
Federal and foreign income tax recoverable	—	5,887
Net deferred income tax asset	29,285	32,691
Receivable from parent, subsidiaries and affiliates	1,300	—
Short-term notes receivable from affiliates	20,000	—
Other assets	11,848	14,585
Separate account assets	10,639,055	9,127,932

Total admitted assets	$15,500,207	$14,551,720

3

Peoples Benefit Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except Share Amounts)

	December 31
	2006	2005
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$926,167	$989,452
Annuity	2,223,115	2,443,637
Accident and health	54,573	63,871
Policy and contract claim reserves:
Life	12,922	16,964
Accident and health	20,215	23,176
Liability for deposit-type contracts	559,166	972,418
Reinsurance in unauthorized companies	—	1,066
Other policyholders’ funds	1,524	2,119
Remittances and items not allocated	1,734	1,966
Asset valuation reserve	115,123	124,072
Payable to parent, subsidiaries and affiliates	19	28,751
Payable for securities	1	3,424
Transfers to (from) separate accounts due or accrued	(129)	980
Federal income taxes payable	12,872	—
Borrowed money	4,852	1,987
Deferred derivative loss	31,759	—
Municipal repo agreements	22,448	—
Other liabilities	41,587	46,185
Separate account liabilities	10,639,055	9,127,932

Total liabilities	14,667,003	13,848,000
Capital and surplus:
Common stock, $11 per share par value, 1,146,000 shares authorized, 1,145,000 issued and outstanding	12,595	12,595
Preferred stock, $11 per share par value, $240 per share liquidation value, 2,290,000 shares authorized, issued and outstanding	25,190	25,190
Paid-in surplus	5,912	5,704
Unassigned surplus	789,507	660,231

Total capital and surplus	833,204	703,720

Total liabilities and capital and surplus	$15,500,207	$14,551,720

See accompanying notes.

4

Peoples Benefit Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2006	2005	2004
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$104,336	$130,709	$137,555
Annuity	786,386	672,658	629,391
Accident and health	66,696	84,419	154,093
Net investment income	278,838	295,280	290,528
Amortization of interest maintenance reserve	1,525	1,018	(766)
Commissions and expense allowances on reinsurance ceded	9,862	11,067	13,943
Separate account fee income	32,130	28,421	19,637
Reinsurance reserve recapture	8,266	5,415	88,102
Other	1,347	710	3,456

	1,289,386	1,229,697	1,335,939
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health	126,869	143,246	195,328
Annuity benefits	163,419	160,661	150,978
Surrender benefits	767,384	665,158	672,283
Other benefits	73,047	63,493	59,205
Increase (decrease) in aggregate reserves for policies and contracts:
Life	(120,428)	(26,526)	(25,578)
Annuity	(220,522)	(149,203)	(88,377)
Accident and health	(14,298)	3,752	760

	775,471	860,581	964,599
Insurance expenses:
Commissions	17,743	31,408	43,536
General insurance expenses	61,532	60,831	65,077
Taxes, licenses and fees	2,793	6,496	8,751
Net transfers to separate accounts	237,341	169,510	58,334
Consideration on reinsurance recaptured	62,143	8,671	81,322
Other expenses	(3,172)	152	203

	378,380	277,068	257,223

Total benefits and expenses	1,153,851	1,137,649	1,221,822
Gain from operations before dividends to (from) policyholders, federal income tax expense (benefit) and net realized capital gains on investments	135,535	92,048	114,117
Dividends to (from) policyholders	39	41	(67)

Gain from operations before federal income tax expense (benefit) and net realized capital gains (losses) on investments	135,496	92,007	114,184
Federal income tax expense (benefit)	27,041	(4,229)	(10,584)

Gain from operations before net realized capital gains on investments	108,455	96,236	124,768
Net realized capital gains on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	19,849	6,773	13,964

Net income	$128,304	$103,009	$138,732

See accompanying notes.

5

Peoples Benefit Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2004	$12,595	$25,190	$2,583	$434,730	$475,098
Net income	—	—	—	138,732	138,732
Change in net unrealized capital gains/losses	—	—	—	(2,422)	(2,422)
Change in nonadmitted assets	—	—	—	17,406	17,406
Change in asset valuation reserve	—	—	—	23,339	23,339
Change in net deferred income tax asset	—	—	—	(38,086)	(38,086)
Change in surplus as a result of reinsurance	—	—	—	(72)	(72)
Tax benefits on stock options exercised	—	—	—	32	32
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	1,025	—	1,025

Balance at December 31, 2004	12,595	25,190	3,608	573,659	615,052
Net income	—	—	—	103,009	103,009
Change in net unrealized capital gains/losses	—	—	—	(3,138)	(3,138)
Change in nonadmitted assets	—	—	—	(4,450)	(4,450)
Change in asset valuation reserve	—	—	—	(6,745)	(6,745)
Change in liability for reinsurance in unauthorized companies	—	—	—	(1,066)	(1,066)
Change in net deferred income tax asset	—	—	—	(1,041)	(1,041)
Change in surplus as a result of reinsurance	—	—	—	(70)	(70)
Tax benefit on stock options exercised	—	—	—	73	73
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	2,096	—	2,096

Balance at December 31, 2005	12,595	25,190	5,704	660,231	703,720
Net income	—	—	—	128,304	128,304
Change in net unrealized capital gains/losses	—	—	—	27,572	27,572
Change in nonadmitted assets	—	—	—	(23,868)	(23,868)
Change in liability for reinsurance in unauthorized companies	—	—	—	1,066	1,066
Change in asset valuation reserve	—	—	—	8,949	8,949
Change in net deferred income tax asset	—	—	—	19,999	19,999
Change in surplus as a result of reinsurance	—	—	—	3	3
Dividends to stockholders	—	—	—	(18,000)	(18,000)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	208	—	208
Cumulative effect of change in accounting principle	—	—	—	(14,749)	(14,749)

Balance at December 31, 2006	$12,595	$25,190	$5,912	$789,507	$833,204

See accompanying notes.

6

Peoples Benefit Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2006	2005	2004
Operating activities
Premiums collected, net of reinsurance	$967,853	$894,377	$916,897
Net investment income received	314,582	292,373	299,100
Miscellaneous income	64,319	38,562	36,940
Benefit and loss related payments	(1,622,823)	(909,543)	(999,000)
Net transfers from separate accounts	(238,450)	(249,246)	(33,253)
Commissions and other expenses paid	(56,780)	(92,461)	(116,906)
Consideration on reinsurance recaptured	—	—	(81,322)
Dividends paid to policyholders	(39)	(42)	(91)
Federal and foreign income taxes paid	(26,453)	(22,558)	(1,508)

Net cash provided by (used in) operating activities	(597,791)	(48,538)	20,857
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	1,885,183	2,530,486	3,896,060
Stocks	123,842	10,914	122,200
Mortgage loans	103,025	159,887	154,826
Real estate	322	9,046	7,249
Other invested assets	77,498	83,724	72,740
Miscellaneous proceeds	31,755	3,142	220,185

Total investment proceeds	2,221,625	2,797,199	4,473,260
Cost of investments acquired:
Bonds	(1,394,281)	(2,444,474)	(4,032,778)
Stocks	(51,345)	(533)	(76,565)
Mortgage loans	(132,090)	(94,307)	(34,587)
Real estate	1	—	(7,521)
Other invested assets	(42,603)	(83,624)	(25,015)
Miscellaneous applications	(3,615)	(216,406)	—

Total cost of investments acquired	(1,623,933)	(2,839,344)	(4,176,466)
Net decrease in policy loans	2,292	1,754	2,543

Net cost of investments acquired	(1,621,641)	(2,837,590)	(4,173,923)

Net cash provided by (used in) investing activities	599,984	(40,391)	299,337
Financing and miscellaneous activities
Borrowed funds received	2,853	1,987	—
Net deposits on deposit-type contract funds and other liabilities	(32,981)	(20,953)	(35,025)
Dividends to stockholders	(18,000)	—	—
Other cash provided (used)	50,745	(82,155)	(240,578)

Net cash used in financing and miscellaneous activities	2,617	(101,121)	(275,603)

Net increase (decrease) in cash (overdraft), cash equivalents and short-term investments	4,810	(190,050)	44,591
Cash (overdraft), cash equivalents and short-term investments:
Beginning of year	(15,506)	174,544	129,953
End of year	$(10,696)	$(15,506)	$174,544

See accompanying notes.

7

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands)

December 31, 2006

1. Organization and Summary of Significant Accounting Policies

Organization

Peoples Benefit Life Insurance Company (the Company) is a stock life and health insurance company. The Company is directly owned by Monumental Life Insurance Company (76%), Capital Liberty Limited Partnership (CLLP) (20%), and Commonwealth General Corporation (4%). CLLP also owns 100% of the preferred stock of the Company. Each of these companies are indirect, wholly owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company sells and services life and accident and health insurance products, primarily utilizing direct response methods, such as television, telephone, mail and third-party programs to reach low to middle-income households nationwide. The Company also sells and services group and individual accumulation products and guaranteed interest contracts and funding agreements, primarily utilizing brokers, fund managers, financial planners, stock brokerage firms and a mutual fund. The Company is licensed in 49 states, the District of Columbia and Puerto Rico.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles (GAAP). The more significant variances from GAAP are:

8

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale. Fair value for statutory purposes is based on the price published by the Securities Valuation Office of the NAIC (SVO), if available, whereas fair value for GAAP is based on quoted market prices.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, all derivatives are reported on the balance sheet at fair value, the effective and ineffective portions of a single hedge are accounted for separately and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value with the change in fair value for cash flow hedges credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

9

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five-year bands. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

10

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Separate Accounts With Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets and agent debit balances, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that those assets are not impaired.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies, premiums received and benefits paid would be recorded directly to the reserve liability.

11

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance balance amounts deemed to be uncollectible have been written off through a charge to operations. A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10 percent of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in future years, and a valuation allowance is established for deferred income tax assets not realizable.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

12

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Statements of Cash Flow: Cash (overdraft), cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting practices are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value as determined by the SVO and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. Non-redeemable preferred stocks are reported at fair value of lower cost or fair value as determined by the SVO and the related net unrealized gains (losses) are reported as unassigned surplus with any adjustment for federal taxes.

13

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Beginning in 2006, hybrid securities, not classified as debt by the SVO, are reported as preferred stock. Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. As a result, $252,073 of securities previously classified as bonds by the Company have been reclassified as preferred stock as of December 31, 2006. Although the classification has changed, these hybrid securities continue to meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost based upon their NAIC rating. A corresponding reclassification was not made as of December 31, 2005.

Common stocks of unaffiliated companies, which include shares of mutual funds, are reported at fair value as determined by the SVO and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. Common stocks of affiliated noninsurance companies are carried at the GAAP basis equity in the underlying net assets and the net unrealized capital gains (losses) are reported in unassigned surplus.

There are no restrictions on common or preferred stock.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

Real estate occupied by the Company is reported at cost less allowances for depreciation. Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed principally by the straight-line method over the estimated useful lives of the properties.

Policy loans are reported at unpaid principal balances.

14

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

The Company has ownership interests in limited partnerships. The Company carries these interests based on its interest in the underlying GAAP equity of the investee. The company recognized impairment write-downs for its investments in limited partnerships during the years ended December 31, 2006, 2005 and 2004 of $4,592, $484 and $2,222, respectively, which is included in the statement of operations within net realized capital gains (losses).

Other “admitted assets” are valued principally at cost.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2005 the Company excluded investment income due and accrued of $22 with respect to such practices. The Company did not exclude any investment income due and accrued at December 31, 2006.

The carrying amounts of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying amount of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying amount are recognized as realized losses on investments.

For dollar reverse repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

15

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative Instruments

Swaps that are designated in hedging relationships and meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, on the financial statements with any premium or discount amortized into income over the life of the contract. For foreign currency swaps, the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Options are marked to fair value in the balance sheet and the fair value adjustment is recorded in unassigned surplus. Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financials statements.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income for forward-starting interest rate swaps begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

A replication transaction is a derivative transaction, generally a credit default swap, entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. For replication transactions, a premium is received by the Company on a periodic basis and recognized in investment income as earned. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

16

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The carrying values of derivative instruments are reflected in either the other invested assets or the other liabilities line within the balance sheet, depending upon the net balance of the derivatives as of the end of the reporting period. As of December 31, 2006 and 2005, derivatives in the amount of $3,747 and $5,065, respectively, were reflected in the other liabilities line within the financial statements.

Aggregate Reserves for Policies and Contracts

Life, annuity, and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. The Company returns any portion of the final premium beyond the date of death.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 4.5 to 10.0 percent and mortality rates, where appropriate, from a variety of tables.

17

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in Statement of Statutory Accounting Principles (SSAP) No. 50, Classifications and Definitions of Insurance or Managed Care Contracts in Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease directly to the liability balance, and are not reflected as premiums, benefits, or changes in reserve in the statement of operations.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus (deficit) and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

18

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at fair value. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The Company received variable contract premiums of $782,970, $667,230, and $619,696 in 2006, 2005, and 2004, respectively. In addition, the Company received $32,130, $28,421, and $25,757, in 2006, 2005 and 2004, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Separate accounts predominately held by the Company, primarily for individual policyholders, do not have any minimum guarantees, and the investment risks associated with fair value changes are borne by the policyholder. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks and long-term bonds.

Certain separate account assets and liabilities reported in the accompanying financial statements contain contractual guarantees. Guaranteed separate accounts represent funds invested by the Company for the benefit of individual contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than guaranteed requirements is transferred to the general account and reported in the statements of operations. Assets in the accounts, carried at estimated fair value, consist primarily of long-term bonds.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

19

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Stock Option Plan and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 & 2006, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded an expense of $(46), $1,908 and $1,025 for the years ended December 31, 2006, 2005 and 2004, respectively. In addition, the Company recorded an adjustment to paid-in surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $254, $188 and $0, for years ended December 31, 2006, 2005 and 2004, respectively.

Reclassifications

Certain reclassification differences exist between these statements and those filed with the state insurance departments that have no effect on unassigned surplus or net income. Certain reclassifications have been made to the 2005 and 2004 financial statements to conform to the 2006 presentation.

2. Accounting Changes

Effective January 1, 2006, the Company adopted SSAP No. 93, Accounting for Low Income Housing Tax Credit Property Investments. This statement established statutory accounting principles for investments in federal and certain state sponsored Low Income Housing Tax Credit (LIHTC) properties. SSAP No. 93 states that LIHTC investments shall be initially recorded at cost and amortized based on the proportion of tax benefits received in the current year to the total estimated tax benefits to be allocated to the investor. Prior to 2006, the Company’s investments in LIHTC investments were reported in accordance with SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies and SSAP No. 88, Investments in Subsidiary, Controlled and Affiliated Entities and carried at audited GAAP equity. The cumulative effect is the difference between the audited GAAP equity amount at December 31, 2005 and the amortized cost assuming the new accounting principles had been applied retroactively for prior periods. As a result of the change, the Company reported a cumulative effect of a

20

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

2. Accounting Changes (continued)

change of accounting principle that reduced unassigned surplus by $14,749 at January 1, 2006.

Effective January 1, 2005, the Company adopted SSAP No. 88, Investments in Subsidiary, Controlled, and Affiliated Entities (SCA entities). According to SSAP No. 88, noninsurance subsidiaries are carried at audited GAAP equity. Prior to 2005, the Company’s investments in noninsurance subsidiaries were reported in accordance with SSAP No. 46, Investments in Subsidiary, Controlled and Affiliated Entities, and carried at statutory equity. The cumulative effect is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been applied retroactively for prior periods. This change of accounting principle had no impact on unassigned surplus as of January 1, 2005.

Effective January 1, 2005, the Company adopted SSAP No. 91, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SSAP No. 91 addresses, among other things, the criteria that must be met in order to account for certain asset transfers as sales rather than collateralized borrowings. Transfers impacted by SSAP No. 91 that the Company engages in include securities lending, repurchase and reverse repurchase agreements and dollar reverse repurchase agreements. In accordance with SSAP No. 91, if specific criteria are met, reverse repurchase agreements and dollar reverse repurchase agreements are accounted for as collateralized borrowings, and repurchase agreements accounted for as collateralized lending. The cumulative effect of the adoption of this SSAP is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been applied retroactively for prior periods. This change of accounting principle had no impact on unassigned surplus as of January 1, 2005.

3. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, cash equivalents and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

Investment securities: Fair values for investment securities are based on unit prices published by the SVO or, in the absence of SVO published unit prices or when amortized cost is used by the SVO as the unit price, quoted market prices by other third party organizations, where available.

21

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit, and maturity of the investments. For equity securities that are not actively traded, estimated fair values are based on values of issues of comparable yield and quality.

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

Short-term notes receivable from affiliates: The carrying amount for short-term notes receivable from affiliates approximate their fair values.

Separate account assets: The fair value of separate account assets are based on quoted market prices.

Investment contract liabilities: Fair values for the Company’s liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Interest rate swaps and call options: Estimated fair values of swaps, including interest rate and currency swaps and call options, are based on pricing models or formulas using current assumptions.

Credit default swaps: Estimated fair value of credit default swaps are based upon the pricing differential for similar swap agreements.

Separate account annuity liabilities: The fair value of separate account annuity liabilities approximate the fair value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

22

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2006		2005
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash (overdraft), cash equivalents and short-term investments	$(10,696)	$(10,696)	$(15,506)	$(15,506)
Bonds	3,445,913	3,498,437	4,213,730	4,366,254
Preferred stocks, other than affiliates	234,690	253,337	4,915	5,115
Common stocks, other than affiliates	3,850	3,850	1	1
Mortgage loans on real estate	547,963	572,149	522,120	556,984
Policy loans	147,617	147,617	149,897	149,897
Short-term notes receivable from affiliates	20,000	20,000	—	—
Receivable from parents, subsidiaries, and affiliates	1,300	1,300	—	—
Interest rate swaps	(3,747)	(3,053)	(5,065)	50,304
Call options	—	—	—	272
Credit default swaps	—	911	—	980
Separate account assets	10,639,055	10,639,055	9,127,932	9,127,932
Liabilities
Investment contract liabilities	1,555,201	1,582,362	2,165,385	2,198,897
Borrowed money	4,852	4,852	1,987	1,987
Separate account annuity liabilities	10,570,535	10,570,535	9,071,923	9,071,923

4. Investments

The Company owns 8.2% of the outstanding common stock of Buena Sombra Insurance Agency at December 31, 2006 and 2005, respectively. The cost of this subsidiary was $100. The Company owns 100% of the outstanding common stock of JMH Operating Company at December 31, 2006 and 2005. The cost of this subsidiary was $4,411. The Company owns 32% of the outstanding common stock of Real Estate Alternative Portfolio 3A at December 31, 2006 and 2005. The cost of this subsidiary was $4,114 and $2,334 as of December 31, 2006 and 2005, respectively. Buena Sombra, JMH Operating Company, and Real Estate Alternative Portfolio 3A are all valued based upon the equity basis as described in the Purposes and Procedures Manual of the Securities Valuation Office of the NAIC.

23

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The Company also owned 100% of the outstanding preferred shares of GTFP, an affiliated company, at December 31, 2005. The cost of this subsidiary was $47,321 as of December 31, 2005. GTFP was valued based upon amortized cost. The Company disposed of this affiliate during 2006.

The carrying amounts and estimated fair values of investments in bonds and preferred stock were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2006
Bonds:
United States Government and agencies	$200,113	$8,855	$495	$436	$208,037
State, municipal and other government	57,979	3,551	11	304	61,215
Public utilities	238,728	12,000	470	2,370	247,888
Industrial and miscellaneous	2,303,990	75,045	11,998	28,176	2,338,861
Mortgage and other asset-backed securities	645,103	3,867	768	5,766	642,436

	3,445,913	103,318	13,742	37,052	3,498,437
Unaffiliated preferred stocks	234,690	20,900	275	1,978	253,337
Unaffiliated common stocks	2,877	973	—	—	3,850

	$3,683,480	$125,191	$14,017	$39,030	$3,755,624

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2005
Bonds:
United States Government and agencies	$164,237	$12,492	$322	$554	$175,853
State, municipal and other government	51,060	6,297	324	374	56,659
Public utilities	264,552	23,925	1,050	1,102	286,325
Industrial and miscellaneous	2,878,821	154,125	24,029	9,031	2,999,886
Mortgage and other asset-backed securities	855,060	16,559	4,807	19,281	847,531

	4,213,730	213,398	30,532	30,342	4,366,254
Unaffiliated preferred stocks	4,915	200	—	—	5,115
Unaffiliated common stocks	12	—	11	—	1

	$4,218,657	$213,598	$30,543	$30,342	$4,371,370

24

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The Company held bonds at December 31, 2006 and 2005 with a carrying amount of $6,861 and $11,243, respectively, and amortized cost of $6,978 and $17,631, respectively, that have an NAIC rating of 6 and which are not considered to be other than temporarily impaired. These bonds are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus.

At December 31, 2006 and 2005, respectively, for securities in a continuous loss position greater than or equal to twelve months, the Company held 288 and 143 securities with a carrying value of $1,120,055 and $390,506 and an unrealized loss of $39,030 and $30,342 with an average price of 97.4 and 92.2 (NAIC market value/amortized cost). Of this portfolio, 95.0% and 85.9% were investment grade with associated unrealized losses of $34,214 and $11,195, respectively.

At December 31, 2006, and 2005, respectively, for securities that have been in an unrealized loss position for less than twelve months, the Company held 182 and 288 securities with a carrying value of $761,111 and $1,291,457 and an unrealized loss of $14,017 and $30,532 with an average price of 99.5 and 97.6 (NAIC market value/amortized cost). Of this portfolio, 94.7% and 94.6% were investment grade with associated unrealized losses of $8,378 and $27,444, respectively.

The Company closely monitors below investment grade holdings and those investment grade issuers and industry sectors where the Company has concerns. Securities in unrealized loss positions that are considered other than temporary are written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other than temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; and (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount. Additionally, financial condition, near term prospects of the issuer, nationally recognized credit rating changes and cash flow trends and underlying levels of collateral, for asset-backed securities only, are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

25

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The estimated fair value of bonds with gross unrealized losses at December 31, 2006 and 2005 are as follows:

	Losses Less Than 12 Months	Losses 12 Months or More	Total
December 31, 2006
Bonds:
United States Government and agencies	$46,228	$11,790	$58,018
State, municipal and other government	923	7,501	8,424
Public utilities	50,344	66,050	116,394
Industrial and miscellaneous	478,381	713,645	1,192,026
Mortgage and other asset-backed securities	154,534	255,590	410,124

	730,410	1,054,576	1,784,986
Unaffiliated preferred stocks	16,683	26,448	43,131

	$747,093	$1,081,024	$1,828,117

	Losses Less Than 12 Months	Losses 12 Months or More	Total
December 31, 2005
Bonds:
United States Government and agencies	$38,237	$14,992	$53,229
State, municipal and other government	6,013	2,496	8,509
Public utilities	58,750	34,707	93,457
Industrial and miscellaneous	884,971	142,922	1,027,893
Mortgage and other asset-backed securities	272,954	165,047	438,001

	$1,260,925	$360,164	$1,621,089

Unaffiliated common stocks	—	1	1

	$1,260,926	$360,165	$1,621,089

The carrying amounts and estimated fair values of bonds at December 31, 2006, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$140,625	$141,392
Due after one year through five years	761,327	763,192
Due after five years through ten years	780,502	784,256
Due after ten years	1,118,356	1,167,161

	2,800,810	2,856,001
Mortgage and other asset-backed securities	645,103	642,436

	$3,445,913	$3,498,437

26

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

There were no significant concentrations of credit risk for the Company as of December 31, 2006.

A detail of net investment income is presented below:

	Year Ended December 31
	2006	2005	2004
Income:
Bonds	$229,339	$248,536	$235,892
Preferred stocks	22,857	1,491	1,067
Common stocks	140	—	4,569
Mortgage loans	41,188	46,628	51,556
Real estate	6	—	914
Policy loans	6,728	6,885	6,280
Other investment income (loss)	(5,151)	7,837	6,150

Gross investment income	295,107	311,377	306,428
Less investment expenses	16,269	16,097	15,900

Net investment income	$278,838	$295,280	$290,528

Proceeds from sales and maturities of bonds and preferred stocks and related gross realized gains and losses were as follows:

	Year Ended December 31
	2006	2005	2004
Proceeds	$2,260,554	$2,538,174	$3,898,355

Gross realized gains	$26,495	$16,991	$35,447
Gross realized losses	(49,756)	(24,976)	(38,208)

Net realized losses	$(23,261)	$(7,985)	$(2,761)

Gross realized losses for the years ended December 31, 2006, 2005, and 2004 include $23,960, $4,322, and $13,564, respectively that relate to losses recognized on other than temporary declines in fair values of debt securities.

At December 31, 2006, investments with an aggregate carrying amount of $2,916 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

27

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

Net realized capital gains (losses) on investments and change in net unrealized capital gains (losses) are summarized below:

	Realized Year Ended December 31
	2006	2005	2004
Bonds	$(30,074)	$(8,068)	$(2,761)
Preferred stock	6,813	83	—
Equity securities	42	1,396	33,913
Mortgage loans on real estate	(1,046)	185	—
Real estate	(82)	1,524	271
Derivatives	3,793	(5,867)	1,361
Other invested assets	58,529	30,413	5,819

	37,975	19,666	38,603
Tax effect	(18,424)	(17,252)	(15,820)
Transfer to interest maintenance reserve	298	4,359	(8,819)

Net realized capital gains on investments	$19,849	$6,773	$13,964

	Change in Unrealized Year Ended December 31
	2006	2005	2004
Bonds	$8,994	$(11,780)	$6,201
Common stocks	938	125	(32,209)
Derivatives	(3,550)	16,872	(4,303)
Other invested assets	21,924	(12,839)	19,360

Change in net unrealized capital gains (losses)	$28,306	$(7,622)	$(10,951)

Gross unrealized gains (losses) on common stocks were as follows:

	December 31
	2006	2005
Unrealized gains	$1,564	$537
Unrealized losses	(4,511)	(4,422)

Net unrealized gains	$(2,947)	$(3,885)

28

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

During 2006, the Company issued mortgage loans with interest rates ranging from 5.29% to 7.42%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 90%. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. At December 31, 2006, mortgage loans with a carrying value of $628 were non-income producing for the previous 180 days. Accrued interest of $65 related to these mortgage loans was excluded from investment income. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

At December 31, 2005, the carry value of impaired loans with a related allowance for credit losses were $4,545, with associated allowances $750. There were no impaired mortgage loans with a related allowance for credit losses as of December 31, 2006. There were also no impaired mortgage loans held without an allowance for credit losses as of December 31, 2006 or 2005. The average recorded investment in impaired loans was $2,227 and $4,457 at December 31, 2006 and 2005, respectively. Taxes assessments and other amounts advanced not included in the mortgage loan total were $1 and $2 at December 31, 2006 and 2005, respectively.

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2006	2005	2004
Balance at beginning of period	$750	$750	$—
Additions, net charged to operations	295	—	750
Reduction due to write-downs charged against the allowance	1,045	—	—
Recoveries in amounts previously charged off	—	—	—

Balance at end of period	$—	$750	$750

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. The Company recognized interest income on impaired loans of $1 and $2 for the years ended December 31, 2006 and 2005, respectively. There was no interest income recognized on a cash basis for years ended December 31, 2006 or 2005, respectively.

29

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

During 2006, 2005, and 2004, mortgage loans of $4,545, $0, and $7,527, respectively, were foreclosed and transferred to real estate. At December 31, 2006 and 2005, the Company held a mortgage loan loss reserve in the AVR of $34,941 and $33,367, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2006	2005		2006	2005
Pacific	28%	19%	Office	29%	31%
Middle Atlantic	24	29	Retail	22	22
South Atlantic	15	18	Apartment	19	16
E. North Central	11	16	Industrial	11	11
E. South Central	9	7	Other	10	9
W. South Central	8	3	Agricultural	9	11
New England	2	4
W. North Central	2	2
Mountain	1	2

During 2006, an impairment loss of $267 was taken on Goble Orchards, a foreclosure property located in Mabton, Washington, to write the book value down to the current fair value. The fair value of the property was determined based on an appraisal from a third-party appraiser, along with information obtained from discussions with internal asset managers and a listing broker regarding recent comparable sales data and other relevant property information. The impairment amount was reflected as a realized loss in the Summary of Operations.

For the year ending December 31, 2006, the Company had ownership interests in 46 Low Income Housing Tax Credits (LIHTC) properties. The remaining years of unexpired tax credits ranged from one to nine and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from three to 13 years. The amount of contingent equity commitments expected to be paid during the years 2007 to 2010 are $3,668. There were no impairment losses, write-downs, or reclassifications during the year related to any of these credits.

30

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. The Company also uses cross currency swaps to reduce market risk in foreign currencies and to alter exchange exposure arising from mismatches between assets and liabilities. A cash payment is often exchanged at the outset of the swap contract, representing the present value of cash flows of the instrument. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counter party at each due date.

Under exchange traded currency futures and options, the Company agrees to purchase a specified number of contracts with other parties and to post variation margins on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange traded futures and options are regulated futures commissions merchants who are members of a trading exchange.

The Company replicates investment grade corporate bonds by combining a AAA rated security with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. Using the swap market to replicate credit quality enables the Company to enhance the relative values and ease the execution of larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. At December 31, 2006 and 2005, the Company had replicated assets with a fair value of $117,498 and $175,353 and credit default swaps with a fair value of $911 and $980, respectively. During the years ended December 31, 2006, 2005, and 2004, the Company did not recognize any capital losses related to credit default swaps.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit rating of ‘A’ or better. At December 31, 2006, the fair value of all contracts, aggregated at a counterparty level, with a positive fair value amounted to $13,072.

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, the Company is required to post assets.

31

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

At December 31, 2006, the fair value of all contracts, aggregated at a counterparty level, with a negative fair value amounted to $16,124.

For the years ended December 31, 2006 and 2005, the Company recorded unrealized gains of $5,612 and $6,551, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus.

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 1000 Indices. The Company uses S&P 500 and NASDAQ 1000 options to hedge the liability option risk associated with these products. Options are marked to fair value in the balance sheet and the fair value adjustment is recorded to unassigned surplus in the financial statements. The Company recognized income (loss) from options contracts in the amount of $0, $0, and $(1), for the years ended December 31, 2006, 2005, and 2004, respectively.

At December 31, 2006 and 2005, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2006	2005
Derivative securities:
Interest rate and currency swaps:
Receive fixed – pay floating	$496,489	$637,489
Receive floating – pay floating	—	274,119
Receive floating – pay fixed	179,191	456,712

The Company utilizes futures contracts to hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Company agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Company as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the values of the contracts are recognized as realized gains or losses. When the contracts are closed, the Company recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Company’s cost basis in the contract. The Company recognized net realized gains from futures contracts in the amount of $1,268, $317, and $898 for the years ended December 31, 2006, 2005, and 2004, respectively.

32

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

Open futures contracts at December 31, 2006 and 2005, were as follows:

Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value
December 31, 2006
46	S&P 500 March 2007 Futures	$16,389	$16,427
December 31, 2005
41	S&P 500 March 2006 Futures	$13,091	$12,862

The Company’s use of futures contracts may expose the Company to certain risks. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged. Unexpected adverse price movements could cause the Company’s hedging strategy to be unsuccessful and result in losses.

These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The maximum term over which the Company is hedging its exposure to the variability of future cash flows for forecasted transactions is 29 years. If the forecasted asset purchase does not occur or is no longer highly probable of occurring, valuation at cost ceases and the forward-starting swap would be valued at its current fair value with fair value adjustments recorded in unassigned surplus. For the years ended December 31, 2006, 2005 and 2004, none of the Company’s cash flow hedges were discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

33

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2006	2005	2004
Direct premiums	$992,262	$899,134	$858,426
Reinsurance assumed – non affiliates	(5,844)	27,673	30,291
Reinsurance assumed – affiliates	1,345	(7,608)	66,916
Reinsurance ceded – non affiliates	(22,589)	(25,804)	(29,793)
Reinsurance ceded – affiliates	(7,756)	(5,609)	(4,801)

Net premiums earned	$957,418	$887,786	$921,039

The related aggregate reserves for policies and contracts for reinsurance assumed from affiliates are $1,574,567 and $2,062,833 at December 31, 2006 and 2005, respectively.

The Company received reinsurance recoveries in the amount of $17,506, $14,571, and $14,151 during 2006, 2005, and 2004, respectively. At December 31, 2006 and 2005, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $3,325 and $4,840, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2006 and 2005 of $63,161 and $45,888, respectively, of which $29,853 and $17,689, respectively, were ceded to affiliates.

During 2003, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligations and benefits related to certain life insurance contracts. The difference between the consideration paid of $2,192 and the reserve credit taken of $3,167 was credited directly to unassigned surplus on a net of tax basis. During 2006, 2005, and 2004, the Company has amortized $67, $70, and $72, respectively, into earnings with a corresponding charge to unassigned surplus. The Company holds collateral in the form of letters of credit.

34

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Reinsurance (continued)

Effective January 1, 2006, a block of life and accident and health business assumed by the Company under a reinsurance agreement was recaptured. The recapture premium received from the transaction was $8,266. As a result of the transaction, premium receivables of $5,211 were written off and reserves of $62,143 were released resulting in a pre-tax gain of $65,198 ($42,379 net of tax) that was included in the statement of operations.

During 2006, the Company entered into a reinsurance agreement with Transamerica International Re (Ireland), Ltd., an affiliate, to retrocede an inforce block of term life business effective January 1, 2006. The difference between the initial commission expense allowance received of $300 and ceded reserves of $180 resulted in an initial transaction gain of $120 which was credited to unassigned surplus on a net of tax basis in the amount of $78; in accordance with SSAP 61, Life, Deposit-Type and Accident and Health Reinsurance. For the year ended December 31, 2006, the Company amortized $8 into earnings with a corresponding charge to unassigned surplus.

The Company’s liability for deposit-type contracts includes GIC’s and funding agreements assumed from Monumental Life Insurance Company, an affiliate. The liabilities assumed are $458,924 and $844,160 at December 31, 2006 and 2005, respectively.

On June 30, 2004, Academy Life Insurance Company (merged into Life Investors Insurance Company of America on July 1, 2006), an affiliate, recaptured the business it had ceded under a reinsurance treaty with the Company. The Company paid $81,322 as consideration for this recapture, which has been included in the Company’s statement of operations. The change in reserves of $88,102 related to the recapture has been reported as revenue in the Company’s statement of operations.

Effective January 1, 2005, Monumental Life Insurance Company, an affiliate, recaptured the business it had ceded to the Company. The Company received $5,384 as consideration for this recapture and released $8,471 in reserves related to this transaction, which has been included in the Company’s statement of operations.

Effective December 30, 2005, Academy Life Insurance Company (merged into Life Investors Insurance Company of America on July 1, 2006), an affiliate, recaptured the business it had ceded to the Company. The Company received $31 as consideration for this recapture and released $200 in reserves related to this transaction, which has been included in the Company’s statement of operations.

35

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes

The main components of deferred income tax amounts are as follows:

	December 31
	2006	2005
Deferred income tax assets:
Accrued bonus	$1,087	$1,063
Deferred intercompany loss	6,942	4,331
Derivatives	—	4,819
Guaranty funds	2,621	2,616
Nonadmitted assets	1,652	1,863
Tax basis deferred acquisition costs	31,773	31,090
Partnerships	12,180	—
Reserves	29,555	23,541
Unrealized capital losses	20,244	21,545
Other	4,301	2,800

Total deferred income tax assets	$110,355	$93,668
Nonadmitted deferred income tax asset	$64,987	$42,315

Admitted deferred income tax assets	$45,368	$51,354
Deferred income tax liabilities:
§807(f) Adjustment – Liability	$2,199	$2,827
Partnerships	—	7,096
Unrealized capital gains	9,106	6,165
Deferred intercompany gains	3,511	2,082
Other	1,267	492

Total deferred income tax liabilities	16,083	18,662

Net admitted deferred income tax asset	$29,285	$32,691

The change in net deferred income tax assets are as follows:

	December 31
	2006	2005	Change
Total deferred income tax assets	$110,355	$93,669	$16,686
Total deferred income tax liabilities	16,083	18,662	(2,579)

Net deferred income tax asset	$94,272	$75,007	19,265

Tax effect of unrealized gains (losses)			734

Change in net deferred income tax			$19,999

36

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

	December 31
	2005	2004	Change
Total deferred income tax assets	$93,669	$92,990	$679
Total deferred income tax liabilities	18,662	21,426	2,764

Net deferred income tax asset	$75,007	$71,564	3,443

Tax effect of unrealized gains (losses)			(4,484)

Change in net deferred income tax			$(1,041)

Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense (benefit) and net realized capital gains (losses) on investments for the following reasons:

	Year Ended December 31
	2006	2005	2004
Income tax computed at the federal statutory rate (35%)	$47,424	$32,203	$39,964
Amortization of IMR	(534)	(356)	268
Deferred acquisition costs – tax basis	837	(113)	(2,945)
Depreciation	(83)	(83)	(153)
Dividends received deduction	(1,524)	(1,432)	(1,251)
Tax credits	(19,098)	(22,716)	(35,412)
Prior year over accrual	(4,294)	(7,560)	(4,393)
Tax reserve valuation	378	(1,564)	(459)
All other adjustments	3,935	(2,608)	(6,203)

Federal income tax expense (benefit)	27,041	(4,229)	(10,584)
Change in net deferred income taxes	19,999	(1,041)	(38,086)

Total statutory income taxes	$47,040	$(5,270)	$(48,670)

Tax credits include low income housing credits which are investments for which the Company’s primary benefit is a reduction in income tax expense via tax credits.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). No federal income taxes have been provided for in the financial statements on income deferred in the PSA. A distribution from the PSA was made during 2006 in the amount of $17,425, which reduced the balance in the PSA to zero. Due to United States tax legislation enacted in October 2004, distributions to shareholders during 2005 and 2006 are deemed to come first out of the PSA and are not taxed. There was no reduction to net earnings due to this distribution.

37

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income.

The consolidated tax group, in which the Company is included, incurred income taxes during 2005 and 2004 of $286,973, and $280,054, respectively that will be available for recoupment in the event of future net losses. There were no incurred income taxes during 2006 that will be available for recoupment.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 2000. The examination for 2001 through 2004 has been completed and resulted in tax return adjustments that are currently being appealed. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

7. Policy and Contract Attributes

Participating life insurance policies are issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted 0.19% and 2.37% of ordinary life insurance in force at December 31, 2006 and 2005, respectively.

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

38

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

	December 31
	2006		2005
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with fair value adjustment	$158,330	1%	$335,230	3%
Subject to discretionary withdrawal at book value less surrender charge of 5% or more	6,386	—	8,470	—
Subject to discretionary withdrawal at fair value	10,565,479	79	8,944,546	71

Total with adjustment or at fair value	10,730,195	80	9,288,246	74
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	846,055	6	978,264	8
Not subject to discretionary withdrawal	1,895,695	14	2,334,392	18

Total policy reserves on annuities and deposit fund liabilities	$13,471,945	100%	$12,600,902	100%

Included in the liability for deposit-type contracts at December 31, 2006 and 2005 are approximately $9,058 and $272,521, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance is used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders. At December 31, 2006, the contractual maturities were: 2007 through 2011 - $0; and thereafter - $9,048.

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2006 and 2005, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

39

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

	Gross	Loading	Net
December 31, 2006
Life and annuity:
Ordinary direct first year business	$3,893	$2,678	$1,215
Ordinary direct renewal business	19,724	4,185	15,539
Group life direct business	21,358	7,850	13,508
Reinsurance ceded	(1,040)	—	(1,040)

Total life and annuity	43,935	14,713	29,222
Accident and health:
Direct	8,405	—	8,405
Reinsurance assumed	4	—	4
Reinsurance ceded	(48)	—	(48)

Total accident and health	8,361	—	8,361

	$52,296	$14,713	$37,583

December 31, 2005
Life and annuity:
Ordinary direct first year business	$4,161	$3,053	$1,108
Ordinary direct renewal business	20,398	4,326	16,072
Group life direct business	28,124	9,437	18,687
Reinsurance ceded	(156)	—	(156)

Total life and annuity	52,527	16,816	35,711
Accident and health:
Direct	10,807	—	10,807
Reinsurance assumed	49	—	49
Reinsurance ceded	(65)	—	(65)

Total accident and health	10,791	—	10,791

	$63,318	$16,816	$46,502

At December 31, 2006 and 2005, the Company had insurance in force aggregating $2,640,354 and $3,014,209, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $18,764 and $10,971 to cover these deficiencies at December 31, 2006 and 2005, respectively.

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts.

40

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

The Separate Account includes funds related to variable annuities of a nonguaranteed nature. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets and the liabilities of these are carried at fair value. These variable annuities generally provide an incidental minimum guaranteed death benefit. Some variable annuities also provide a minimum guaranteed income benefit.

Information regarding the separate accounts of the Company is as follows:

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonguaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2006	$—	$218	$782,663	$782,881

Reserves for separate accounts as of December 31, 2006 with assets at:
Fair value	$—	$34,606	$10,585,971	$10,620,577

	$—	$34,606	$10,585,971	$10,620,577

Reserves by withdrawal characteristics as of December 31, 2006:
With fair value adjustment	$—	$34,606	$—	$34,606
At fair value	—	—	10,543,271	10,543,271
Not subject to discretionary withdrawal	—	—	42,700	42,700

Total separate account liabilities at December 31, 2006	$—	$34,606	$10,585,971	$10,620,577

41

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonguaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2005	$—	$443	$666,785	$667,228

Reserves for separate accounts as of December 31, 2005 with assets at:
Fair value	$48,058	$39,779	$9,029,198	$9,117,035

	$48,058	$39,779	$9,029,198	$9,117,035

Reserves by withdrawal characteristics as of December 31, 2005:
With fair value adjustment	$—	$39,779	$—	$39,779
At fair value	—	—	8,956,181	8,956,181
Not subject to discretionary withdrawal	48,058	—	73,017	121,075

Total separate account liabilities at December 31, 2005	$48,058	$39,779	$9,029,198	$9,117,035

Premiums, deposits and other considerations for the year ended December 31, 2004	$—	$107	$619,404	$619,511

Reserves for separate accounts as of December 31, 2004 with assets at:
Fair value	$135,147	$42,184	$8,267,641	$8,444,972

	$135,147	$42,184	$8,267,641	$8,444,972

Reserves by withdrawal characteristics as of December 31, 2004:
With fair value adjustment	$89,343	$42,184	$—	$131,527
At fair value	—	—	8,208,852	8,208,852
Not subject to discretionary withdrawal	45,804	—	58,789	104,593

Total separate account liabilities at December 31, 2004	$135,147	$42,184	$8,267,641	$8,444,972

42

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2006	2005	2004
Transfers as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$782,970	$667,230	$619,696
Transfers from separate accounts	(553,582)	(504,566)	(561,230)

Net transfers to separate accounts	229,388	162,664	58,466
Miscellaneous reconciling adjustments	7,953	6,846	(132)

Transfers as reported in the summary of operations of the life, accident and health annual statement	$237,341	$169,510	$58,334

At December 31, 2006 and 2005, the Company had variable annuities with minimum guaranteed income benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2006	Minimum Guaranteed Income Benefit	$18,335	$284	$—
2005	Minimum Guaranteed Income Benefit	17,272	218	—

For Variable Annuities with Guaranteed Living Benefits (VAGLB), the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

43

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

At December 31, 2006, 2005, and 2004, the Company had variable annuities with minimum guaranteed death benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2006	Minimum Guaranteed Death Benefit	$6,918,990	$23,588	$—
2005	Minimum Guaranteed Death Benefit	6,189,664	21,169	—
2004	Minimum Guaranteed Death Benefit	5,948,949	19,156	—

For Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

8. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102 to 105 percent of the fair market value of the loaned securities as of the transaction date for domestic/international securities, respectively. The counterparty is mandated to deliver additional collateral if the fair value of the collateral is at any time less than 102 to 105 percent of the fair value of the loaned securities. This additional collateral, along with the collateral already held in connection with the lending transaction, is at least equal to 102 to 105 percent of the fair value of the loaned securities. The agreement does not allow rehypothication of collateral by any party involved, but does allow cash collateral to be invested in reverse repurchase agreements. At December 31, 2006 and 2005, respectively, securities in the amount of $150,876 and $80,269 were on loan under securities lending agreements.

44

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

9. Capital and Surplus

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its stockholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (1) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (2) the Company’s statutory gain from operations before net realized capital gains on investments for the preceding year. Subject to availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2007, without prior regulatory approval, is $108,455.

The Company paid an $18,000 preferred stock dividend to its Parent Company, Capital Liberty LP, on December 19, 2006. The Company did not pay a common stock dividend to its Parent Companies in 2006, 2005, or 2004.

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus to be maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2006, the Company meets the RBC requirements.

10. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

During 2006, the Company executed an administration service agreement with Transamerica Fund Advisors, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $350 for these services during 2006.

The Company is party to a common cost allocation service arrangement between AEGON USA, Inc. (AEGON) companies, in which various affiliated companies may perform specified administrative functions in connection with the operations of the Company, in consideration of reimbursement of actual costs rendered. The Company is also party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the Advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2006, 2005, and 2004, the Company paid $32,840, $37,654, and $25,768, respectively, for these services, which approximates their costs to the affiliates.

45

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

10. Related Party Transactions (continued)

Payables to affiliates bear interest at the 30-day commercial paper rate. During 2006, 2005, and 2004, the Company paid net interest of $3,602, $2,141, and $1,363 respectively, to affiliates.

At December 31, 2006 and 2005, the Company reported a net amount of $1,281 due from affiliates and $28,751 due to affiliates, respectively. Terms of settlement require that these amounts are settled within 90 days.

At December 31, 2006 the Company had a short-term note receivable of $20,000 from AEGON. The note is due by December 28, 2007 and bears interest at 5.25%.

The Company participates in various benefit plans sponsored by AEGON and the related costs allocated to the Company are not significant.

The Company has 2,290,000 shares of redeemable preferred stock outstanding, all of which are owned by Capital Liberty Limited Partnership (CLLP). The preferred stock has a par value of $11 per share and a liquidation value of $240 per share. CLLP is entitled to receive a cumulative dividend equal to 8.5% per annum of the liquidation value of the preferred stock. The Company may redeem all or any portion of the preferred stock at the liquidation value. At December 31, 2006, cumulative unpaid dividends relating to the preferred shares were $215,580.

11. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

At December 31, 2006, securities with a book value of $4,814 and a fair value of $4,821 were subject to dollar reverse repurchase agreements. These securities have maturity dates ranging from 2035 to 2036 and have a weighted average interest rate of 5.03%.

The Company has recorded liabilities of $22,448 for municipal reverse repurchase agreements as of December 31, 2006. The reverse repurchase agreements are collateralized by government agency securities with book values of $23,940 as of December 31, 2006. These securities have maturity dates that range from 2017 to 2021 and have a weighted average interest rate of 0%. The Company did not participate in municipal reverse repurchase agreements during 2005.

46

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

11. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities (continued)

During 2006, 2005, and 2004, the Company sold $891, $2,344, and $5,749, respectively, of agent balances without recourse to an affiliated entity. Prior to July 29, 2005, the agent debit balances were sold to Money Services, Inc. (MSI), an affiliated company. Subsequent to July 29, 2005, agent debit balances were sold without recourse to ADB Corporation, LLC (ADB), an affiliate company, and all rights, title and interest in the prior net debit balances owned by MSI prior to July 29, 2005, were fully assigned, without recourse, to ADB. The Company did not realize a gain or loss as a result of the sales. As of July 1, 2006, the Company no longer sells agent debit balances and thus retains such balances as nonadmitted receivables. Receivables in the amount of $1,691 were nonadmitted as of December 31, 2006.

12. Commitments and Contingencies

The Company may pledge assets as collateral for derivative transactions. In conjunction with these transactions, the Company had pledged invested assets with a carrying value and market value of, $6,539 and $7,868 respectively, at December 31, 2006, and $1,808 and $1,820, respectively, at December 31, 2005. As of December 31, 2006, cash in the amount of $1,100 was posted to the Company which was not included in the financials of the Company. Securities were posted to the Company related to derivative transactions in the amount of $6,660 as of December 31, 2005, which were not included in the financials of the Company. There was no cash posted to the Company as of December 31, 2005 or securities posted to the Company at December 31, 2006 that was not included in the financials of the Company.

The Company has contingent commitments for additional funding of $75,618 and $70,638 at December 31, 2006 and 2005, respectively, for various joint ventures, partnerships, and limited liability companies, which includes commitments in LIHTC’s of $3,668 and $5,124, respectively.

At December 31, 2006 and 2005, there were no securities being acquired on a “to be announced” (TBA) basis.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

47

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

12. Commitments and Contingencies (continued)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $7,489 and $7,531 and an offsetting premium tax benefit of $767 and $904 at December 31, 2006 and 2005, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies.

As of December 31, 2005, the Company entered into a credit enhancement and a standby liquidity asset agreement with a trust that owns securities that are effectively beneficial interests, for commitment amounts of $244,019 for which the Company was paid a fee. The Company believes the chance of draws or other performance features being exercised under these agreements is minimal. The Company has no contingent commitments as of December 31, 2006.

13. Managing General Agents

The Company utilizes managing general agents and third-party administrators in its operation. Information regarding these entities is as follows:

Name and Address of Managing General Agent or Third-Party Administrator	FEIN	Exclusive Contract	Types of Business Written	Types of Authority Granted	Total Direct Premiums Written/ Produced By
The Vanguard Group, Inc. 100 Vanguard Blvd. Malvern, PA 19355	23-1945930	No	Deferred and income annuities	C,B,P,U	$643,480
Bolinger, Inc. 101 JFK Parkway Short Hills, NJ 07078	22-0781130	No	Group A&H/Life	C,CA,R,B,P,U	35,458
All others less than 5% of unassigned surplus					—

Total					$678,938

48

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Managing General Agents

C-	Claims Payment
CA-	Claims Adjustment
R-	Reinsurance Ceding
B-	Binding Authority
P-	Premium Collection
U-	Underwriting

14. Debt

The Company has an outstanding liability for borrowed money in the amount of $4,852 and $1,987 as of December 31, 2006 and 2005, respectively, due to participation in dollar reverse repurchase agreements. The company enters reverse dollar repurchase agreements in which securities are delivered to the counterparty once adequate collateral has been received.

49

Statutory-Basis Financial

Statement Schedules

Peoples Benefit Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2006

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$205,181	$213,142	$205,181
States, municipalities and political subdivisions	47,047	47,272	47,047
Foreign governments	32,695	35,561	32,695
Public utilities	238,728	247,888	238,728
All other corporate bonds	2,922,262	2,954,574	2,922,262
Unaffiliated preferred stocks	234,690	253,337	234,690

Total fixed maturities	3,680,603	3,751,774	3,680,603
Equity securities
Unaffiliated common stocks:
Industrial, miscellaneous and all other	2,877	3,850	3,850

Total equity securities	2,877	3,850	3,850
Mortgage loans on real estate	547,963		547,963
Real estate	2,999		2,999
Policy loans	147,617		147,617
Other long-term investments	322,024		322,024
Cash and short-term investments	(10,696)		(10,696)

Total investments	$4,693,387		$4,694,360

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and other than temporary impairments and adjusted for amortization of premiums or accrual of discounts.

50

Peoples Benefit Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2006
Individual life	$362,940	$—	$6,271	$62,423	$28,113	$47,795	$33,468
Individual health	19,628	2,213	3,377	15,299	1,663	10,982	6,415	$15,246
Group life and health	582,520	13,439	23,489	93,310	44,158	(30,779)	90,580	113,276
Annuity	2,223,115	—	—	786,386	204,904	747,473	247,917

	$3,188,203	$15,652	$33,137	$957,418	$278,838	$775,471	$378,380

Year ended December 31, 2005
Individual life	$366,199	$—	$7,091	$62,282	$26,727	$47,661	$11,806
Individual health	18,306	2,497	3,502	16,421	1,534	11,518	3,308	$16,494
Group life and health	646,367	19,954	29,546	136,425	44,742	99,354	50,475	134,542
Annuity	2,443,637	—	1	672,658	222,277	702,048	211,479

	$3,474,509	$22,451	$40,140	$887,786	$295,280	$860,581	$277,068

Year ended December 31, 2004
Individual life	$375,624	$—	$7,200	$68,958	$27,403	$53,127	$85,054
Individual health	16,618	2,731	4,513	18,330	1,365	13,350	5,573	$18,297
Group life and health	656,347	16,106	36,197	204,360	42,763	147,026	66,508	135,993
Annuity	2,592,840	—	—	629,391	218,997	751,096	100,088

	$3,641,429	$18,837	$47,910	$921,039	$290,528	$964,599	$257,223

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

51

Peoples Benefit Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2006
Life insurance in force	$9,283,332	$5,219,896	$179,925	$4,243,361	4%

Premiums:
Individual life	$77,354	$15,585	$654	$62,423	1%
Individual health	15,246	61	114	15,299	1%
Group life and health	113,276	14,699	(5,267)	93,310	(6)%
Annuity	786,386	—	—	786,386	—

	$992,262	$30,345	$(4,499)	$957,418	—

Year ended December 31, 2005
Life insurance in force	$9,065,012	$5,046,843	$1,652,481	$5,670,650	29%

Premiums:
Individual life	$75,440	$14,427	$1,269	$62,282	2%
Individual health	16,494	187	114	16,421	1%
Group life and health	134,542	16,799	18,682	136,425	14%
Annuity	672,658	—	—	672,658	0%

	$899,134	$31,413	$20,065	$887,786	2%

Year ended December 31, 2004
Life insurance in force	$9,096,026	$5,012,082	$1,800,618	$5,884,562	31%

Premiums:
Individual life	$74,758	$13,938	$8,138	$68,958	12%
Individual health	18,297	222	255	18,330	1%
Group life and health	135,993	20,434	88,801	204,360	43%
Annuity	629,378	—	13	629,391	0%

	$858,426	$34,594	$97,207	$921,039	11%

52

FINANCIAL STATEMENTS

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Year Ended December 31, 2006

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Financial Statements

Year Ended December 31, 2006

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

Of the Advisor’s Edge Variable Annuity

People’s Benefit Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain subaccounts of the People’s Benefit Life Insurance Company Separate Account V (comprised of VA Small Value, VA Large Value, VA International Value, VA International Small, VA Short-Term Fixed, VA Global Bond, Federated American Leaders, Federated Capital Income, Federated Prime Money, Federated High Income Bond, Federated Fund for U.S. Government Securities II, Wanger U.S. Smaller Companies, Wanger International Small Cap, Gartmore GVIT Developing Markets, WFAVT Small/Mid Cap Value, Columbia Small Company Growth, Credit Suisse – International Focus, Credit Suisse – Small Cap Core I, Asset Allocation – Growth, Asset Allocation – Conservative, Asset Allocation – Moderate, Asset Allocation – Moderate Growth, MFS International Equity, Capital Guardian Global, Capital Guardian Value, Clarion Global Real Estate Securities, Transamerica Science and Technology, Templeton Transamerica Global, J.P. Morgan Enhanced Index, PIMCO Total Return, Legg Mason Partners All Cap, Transamerica Equity, Transamerica Growth Opportunities, Transamerica Value Balanced, Van Kampen Active International Allocation, Van Kampen Mid-Cap Growth, T. Rowe Price Small Cap, AllianceBernstein Growth, AllianceBernstein Global Technology, AllianceBernstein Large Cap Growth, Dreyfus IP – Core Bond, Dreyfus Socially Responsible Growth Fund, Inc. – Service Class, Dreyfus VIF – Appreciation, Transamerica Small/Mid Cap Value, Seligman Global Technology, Seligman Communications and Information, Seligman Capital, Equity Index, Mid – Cap Index, REIT Index, Short – Term Investment Grade, Total Bond Market Index, Fidelity – VIP Mid Cap, Fidelity – VIP Value Strategies, and Fidelity-VIP Contrafund subaccounts), which are available for investment by contract owners of Advisor’s Edge Variable Annuity, as of December 31, 2006, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of People’s Benefit Life Insurance Company Separate Account V which are available for investment by contract owners of Advisor’s Edge Variable Annuity at December 31, 2006, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/Ernst & Young LLP

Des Moines, Iowa

March 15, 2007

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets & Liabilities

December 31, 2006

	VA Small Value Subaccount	VA Large Value Subaccount	VA International Value Subaccount	VA International Small Subaccount
Assets
Investment in securities:
Number of shares	5,117,380.369	5,599,147.391	3,896,780.145	3,697,619.810

Cost	$73,289,791	$81,094,096	$53,597,399	$41,018,886

Investments in mutual funds, at net asset value	$77,681,834	$100,056,764	$75,636,503	$51,766,677
Receivable for units sold	—	11	—	—

Total assets	77,681,834	100,056,775	75,636,503	51,766,677

Liabilities
Payable for units redeemed	152	—	9	2

	$77,681,682	$100,056,775	$75,636,494	$51,766,675

Net Assets:
Deferred annuity contracts terminable by owners	$77,681,682	$100,056,775	$75,636,494	$51,766,675

Total Net Assets	$77,681,682	$100,056,775	$75,636,494	$51,766,675

Accumulation units outstanding:
M&E - 0.55%	11,778,721	17,079,140	10,118,581	7,277,922

M&E - 0.60%	15,741,508	30,769,461	14,730,748	8,935,169

M&E - 0.65%	331,093	569,646	494,259	416,369

M&E - 0.75%	2,815,838	5,292,497	2,457,067	1,578,096

Accumulation unit value:
M&E - 0.55%	$1.497585	$1.484593	$1.865555	$1.781597

M&E - 0.60%	$2.377255	$1.509153	$2.393895	$2.712059

M&E - 0.65%	$48.268976	$35.713089	$31.688212	$24.792666

M&E - 0.75%	$2.357726	$1.496749	$2.374239	$2.689786

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets & Liabilities

December 31, 2006

	VA Short-Term Fixed Subaccount	VA Global Bond Subaccount	Federated American Leaders Subaccount	Federated Capital Income Subaccount
Assets
Investment in securities:
Number of shares	5,015,120.756	6,033,929.571	255,043.910	130,127.502

Cost	$51,109,122	$63,175,857	$4,646,851	$1,146,300

Investments in mutual funds, at net asset value	$50,652,720	$62,994,225	$5,496,196	$1,266,141
Receivable for units sold	—	5	—	—

Total assets	50,652,720	62,994,230	5,496,196	1,266,141

Liabilities
Payable for units redeemed	4	—	—	2

	$50,652,716	$62,994,230	$5,496,196	$1,266,139

Net Assets:
Deferred annuity contracts terminable by owners	$50,652,716	$62,994,230	$5,496,196	$1,266,139

Total Net Assets	$50,652,716	$62,994,230	$5,496,196	$1,266,139

Accumulation units outstanding:
M&E - 0.55%	11,502,798	17,043,022	348,737	243,288

M&E - 0.60%	20,761,155	23,559,803	1,370,499	92,807

M&E - 0.65%	787,750	621,766	86,295	19,085

M&E - 0.75%	3,122,824	3,255,593	416,334	478,279

Accumulation unit value:
M&E - 0.55%	$1.059756	$1.071359	$1.326432	$1.336351

M&E - 0.60%	$1.128000	$1.224054	$1.271239	$1.096899

M&E - 0.65%	$14.662905	$19.210246	$32.058427	$16.708979

M&E - 0.75%	$1.118629	$1.213998	$1.260765	$1.087909

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets & Liabilities

December 31, 2006

	Federated Prime Money Subaccount	Federated High Income Bond Subaccount	Federated Fund for U.S. Government Securities II Subaccount	Wanger U.S. Smaller Companies Subaccount
Assets
Investment in securities:
Number of shares	15,704,228.220	1,313,568.001	669,464.633	302,947.480

Cost	$15,704,228	$10,175,664	$7,593,044	$9,304,503

Investments in mutual funds, at net asset value	$15,704,228	$10,311,509	$7,591,729	$11,015,170
Receivable for units sold	4,135	—	—	—

Total assets	15,708,363	10,311,509	7,591,729	11,015,170

Liabilities
Payable for units redeemed	—	2	—	—

	$15,708,363	$10,311,507	$7,591,729	$11,015,170

Net Assets:
Deferred annuity contracts terminable by owners	$15,708,363	$10,311,507	$7,591,729	$11,015,170

Total Net Assets	$15,708,363	$10,311,507	$7,591,729	$11,015,170

Accumulation units outstanding:
M&E - 0.55%	3,442,729	1,201,067	729,479	1,315,856

M&E - 0.60%	4,945,101	2,597,522	2,399,961	2,622,778

M&E - 0.65%	185,440	214,351	201,515	72,348

M&E - 0.75%	3,740,305	633,521	277,613	1,169,927

Accumulation unit value:
M&E - 0.55%	$1.065016	$1.214340	$1.085483	$1.376751

M&E - 0.60%	$1.085019	$1.498456	$1.231956	$1.664632

M&E - 0.65%	$14.296822	$18.750641	$17.388494	$40.168299

M&E - 0.75%	$1.076133	$1.486169	$1.221828	$1.650964

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets & Liabilities

December 31, 2006

	Wanger International Small Cap Subaccount	Gartmore GVIT Developing Markets Subaccount	WFAVT Small/ MidCap Value Subaccount	Columbia Small Company Growth Subaccount
Assets
Investment in securities:
Number of shares	179,687.072	662,213.865	192,589.041	253,000.199

Cost	$5,420,921	$8,019,346	$2,361,373	$2,660,158

Investments in mutual funds, at net asset value	$7,505,529	$10,383,513	$2,555,657	$3,233,343
Receivable for units sold	—	53	—	1

Total assets	7,505,529	10,383,566	2,555,657	3,233,344

Liabilities
Payable for units redeemed	63	—	1	—

	$7,505,466	$10,383,566	$2,555,656	$3,233,344

Net Assets:
Deferred annuity contracts terminable by owners	$7,505,466	$10,383,566	$2,555,656	$3,233,344

Total Net Assets	$7,505,466	$10,383,566	$2,555,656	$3,233,344

Accumulation units outstanding:
M&E - 0.55%	797,593	1,331,971	82,765	681,679

M&E - 0.60%	1,285,950	1,336,122	529,958	950,455

M&E - 0.65%	42,449	109,322	52,918	55,618

M&E - 0.75%	262,089	531,266	412,990	196,948

Accumulation unit value:
M&E - 0.55%	$2.009822	$2.064819	$1.582839	$1.228771

M&E - 0.60%	$2.305467	$2.882324	$1.582877	$1.315267

M&E - 0.65%	$55.088165	$20.704447	$17.715411	$15.978616

M&E - 0.75%	$2.286518	$2.858661	$1.569876	$1.304487

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets & Liabilities

December 31, 2006

	Credit Suisse - International Focus Subaccount	Credit Suisse - Small Cap Core I Subaccount	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount
Assets
Investment in securities:
Number of shares	285,655.023	187,748.766	183,541.014	133,885.171

Cost	$2,917,106	$2,770,321	$2,306,012	$1,543,235

Investments in mutual funds, at net asset value	$3,924,900	$2,928,881	$2,501,664	$1,545,035
Receivable for units sold	1	1	—	—

Total assets	3,924,901	2,928,882	2,501,664	1,545,035

Liabilities
Payable for units redeemed	—	—	6	5

	$3,924,901	$2,928,882	$2,501,658	$1,545,030

Net Assets:
Deferred annuity contracts terminable by owners	$3,924,901	$2,928,882	$2,501,658	$1,545,030

Total Net Assets	$3,924,901	$2,928,882	$2,501,658	$1,545,030

Accumulation units outstanding:
M&E - 0.55%	289,274	734,180	700,412	212,157

M&E - 0.60%	871,620	779,224	931,646	405,962

M&E - 0.65%	115,331	71,096	—	145,683

M&E - 0.75%	301,325	137,396	44,909	391,141

Accumulation unit value:
M&E - 0.55%	$1.579328	$1.077381	$1.436100	$1.228196

M&E - 0.60%	$1.546850	$1.120380	$1.532194	$1.366831

M&E - 0.65%	$14.371614	$15.643654	$1.528654	$1.363670

M&E - 0.75%	$1.534160	$1.111172	$1.521618	$1.357347

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets & Liabilities

December 31, 2006

	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount	MFS International Equity Subaccount	Capital Guardian Global Subaccount
Assets
Investment in securities:
Number of shares	169,548.587	270,338.262	201,190.256	60,220.038

Cost	$2,050,933	$3,098,045	$1,792,518	$678,196

Investments in mutual funds, at net asset value	$2,146,485	$3,709,041	$2,017,938	$616,051
Receivable for units sold	—	—	2	1

Total assets	2,146,485	3,709,041	2,017,940	616,052

Liabilities
Payable for units redeemed	6	—	—	—

	$2,146,479	$3,709,041	$2,017,940	$616,052

Net Assets:
Deferred annuity contracts terminable by owners	$2,146,479	$3,709,041	$2,017,940	$616,052

Total Net Assets	$2,146,479	$3,709,041	$2,017,940	$616,052

Accumulation units outstanding:
M&E - 0.55%	133,522	903,988	258,478	67,248

M&E - 0.60%	601,669	251,018	643,958	259,400

M&E - 0.65%	11,064	1,253,258	123,725	43,364

M&E - 0.75%	782,405	154,139	282,308	81,930

Accumulation unit value:
M&E - 0.55%	$1.293739	$1.377156	$1.542705	$1.365802

M&E - 0.60%	$1.420274	$1.489372	$1.545403	$1.364002

M&E - 0.65%	$1.416973	$1.485941	$1.541803	$1.362207

M&E - 0.75%	$1.410426	$1.479067	$1.534669	$1.358607

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets & Liabilities

December 31, 2006

	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Science and Technology Subaccount	Templeton Transamerica Global Subaccount
Assets
Investment in securities:
Number of shares	97,443.400	240,021.121	1,280.824	30,566.511

Cost	$1,993,382	$4,590,319	$5,318	$552,988

Investments in mutual funds, at net asset value	$2,070,672	$5,890,118	$5,162	$673,991
Receivable for units sold	—	—	—	—

Total assets	2,070,672	5,890,118	5,162	673,991

Liabilities
Payable for units redeemed	1	6	3	4

	$2,070,671	$5,890,112	$5,159	$673,987

Net Assets:
Deferred annuity contracts terminable by owners	$2,070,671	$5,890,112	$5,159	$673,987

Total Net Assets	$2,070,671	$5,890,112	$5,159	$673,987

Accumulation units outstanding:
M&E - 0.55%	286,065	252,120	—	58,948

M&E - 0.60%	684,754	640,918	759	75,649

M&E - 0.65%	46,101	71,414	—	283,549

M&E - 0.75%	448,225	243,429	2,662	6,127

Accumulation unit value:
M&E - 0.55%	$1.416542	$2.175950	$1.100615	$1.378121

M&E - 0.60%	$1.414701	$3.031960	$1.515872	$1.625512

M&E - 0.65%	$1.412828	$37.335227	$1.512489	$1.621898

M&E - 0.75%	$1.409099	$3.007087	$1.505735	$1.614679

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets & Liabilities

December 31, 2006

	J.P. Morgan Enhanced Index Subaccount	PIMCO Total Return Subaccount	Legg Mason Partners All Cap Subaccount	Transamerica Equity Subaccount
Assets
Investment in securities:
Number of shares	471,447.061	1,784,291.244	13,228.457	475,682.921

Cost	$6,176,832	$19,519,696	$179,627	$11,226,356

Investments in mutual funds, at net asset value	$7,708,159	$19,591,518	$194,855	$12,343,972
Receivable for units sold	—	—	—	—

Total assets	7,708,159	19,591,518	194,855	12,343,972

Liabilities
Payable for units redeemed	1	1	2	3

	$7,708,158	$19,591,517	$194,853	$12,343,969

Net Assets:
Deferred annuity contracts terminable by owners	$7,708,158	$19,591,517	$194,853	$12,343,969

Total Net Assets	$7,708,158	$19,591,517	$194,853	$12,343,969

Accumulation units outstanding:
M&E - 0.55%	93,601	3,164,946	—	1,342,657

M&E - 0.60%	1,749,593	10,243,119	120,427	3,565,858

M&E - 0.65%	347,294	1,782,438	5,517	2,914,463

M&E - 0.75%	329,650	1,339,705	24,575	1,045,358

Accumulation unit value:
M&E - 0.55%	$1.295117	$1.097177	$1.308160	$1.401632

M&E - 0.60%	$1.179951	$1.207246	$1.296407	$1.393250

M&E - 0.65%	$14.790720	$1.204464	$1.292862	$1.389423

M&E - 0.75%	$1.170247	$1.198895	$1.285789	$1.381826

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets & Liabilities

December 31, 2006

	Transamerica Growth Opportunities Subaccount	Transamerica Value Balanced Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Mid- Cap Growth Subaccount
Assets
Investment in securities:
Number of shares	71,230.203	139,215.448	273,808.914	10,238.100

Cost	$1,057,106	$1,768,572	$3,080,673	$193,491

Investments in mutual funds, at net asset value	$1,138,971	$1,932,311	$4,186,538	$215,819
Receivable for units sold	—	2	—	2

Total assets	1,138,971	1,932,313	4,186,538	215,821

Liabilities
Payable for units redeemed	4	—	17	—

	$1,138,967	$1,932,313	$4,186,521	$215,821

Net Assets:
Deferred annuity contracts terminable by owners	$1,138,967	$1,932,313	$4,186,521	$215,821

Total Net Assets	$1,138,967	$1,932,313	$4,186,521	$215,821

Accumulation units outstanding:
M&E - 0.55%	40,884	80,931	448,650	18,456

M&E - 0.60%	436,853	493,659	760,107	131,114

M&E - 0.65%	68,095	711,677	131,385	28,620

M&E - 0.75%	107,271	88,926	172,678	49,829

Accumulation unit value:
M&E - 0.55%	$1.295836	$1.325130	$1.596045	$1.260225

M&E - 0.60%	$1.776955	$1.412602	$1.609681	$0.921024

M&E - 0.65%	$1.772079	$1.409317	$15.003550	$0.918490

M&E - 0.75%	$1.762364	$1.402810	$1.596493	$0.913439

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets & Liabilities

December 31, 2006

	T.Rowe Price Small Cap Subaccount	AllianceBernstein Growth Subaccount	AllianceBernstein Global Technology Subaccount	AllianceBernstein Large Cap Growth Subaccount
Assets
Investment in securities:
Number of shares	9,123.979	19,784.883	732.546	4,312.674

Cost	$93,934	$342,523	$9,552	$110,910

Investments in mutual funds, at net asset value	$94,524	$393,719	$12,409	$113,725
Receivable for units sold	1	—	—	6

Total assets	94,525	393,719	12,409	113,731

Liabilities
Payable for units redeemed	—	—	3	—

	$94,525	$393,719	$12,406	$113,731

Net Assets:
Deferred annuity contracts terminable by owners	$94,525	$393,719	$12,406	$113,731

Total Net Assets	$94,525	$393,719	$12,406	$113,731

Accumulation units outstanding:
M&E - 0.55%	44,719	2,649	—	—

M&E - 0.60%	23,017	249,662	—	68,693

M&E - 0.65%	—	32,062	14,127	50,029

M&E - 0.75%	31,335	78,313	—	—

Accumulation unit value:
M&E - 0.55%	$0.954575	$1.182149	$1.228466	$1.232274

M&E - 0.60%	$0.954257	$1.087065	$0.880626	$0.959075

M&E - 0.65%	$0.953944	$1.084070	$0.878196	$0.956428

M&E - 0.75%	$0.953327	$1.078118	$0.873362	$0.951182

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets & Liabilities

December 31, 2006

	Dreyfus IP-Core Bond Subaccount	Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Subaccount	Dreyfus VIF - Appreciation Subaccount	Transamerica Small/Mid Cap Value Subaccount
Assets
Investment in securities:
Number of shares	54,307.682	18,958.210	11,356.954	63,758.991

Cost	$697,557	$454,149	$386,154	$700,232

Investments in mutual funds, at net asset value	$694,595	$535,001	$480,626	$1,248,401
Receivable for units sold	1	6	10	—

Total assets	694,596	535,007	480,636	1,248,401

Liabilities
Payable for units redeemed	—	—	—	1

	$694,596	$535,007	$480,636	$1,248,400

Net Assets:
Deferred annuity contracts terminable by owners	$694,596	$535,007	$480,636	$1,248,400

Total Net Assets	$694,596	$535,007	$480,636	$1,248,400

Accumulation units outstanding:
M&E - 0.55%	100,770	137,922	35,276	—

M&E - 0.60%	177,894	327,849	252,376	127,853

M&E - 0.65%	125,415	64,568	61,768	35,229

M&E - 0.75%	162,194	6,145	55,473	6,849

Accumulation unit value:
M&E - 0.55%	$1.116562	$1.173250	$1.227080	$—

M&E - 0.60%	$1.254941	$0.936879	$1.185254	$1.799226

M&E - 0.65%	$1.251507	$0.934286	$1.181988	$28.560397

M&E - 0.75%	$1.244652	$0.929166	$1.175527	$1.784469

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets & Liabilities

December 31, 2006

	Seligman Global Technology Subaccount	Seligman Communications and Information Subaccount	Seligman Capital Subaccount	Equity Index Subaccount
Assets
Investment in securities:
Number of shares	8,253.329	9,474.205	11,730.083	1,211,848.527

Cost	$98,082	$138,177	$144,681	$32,423,309

Investments in mutual funds, at net asset value	$130,650	$158,598	$168,913	$35,943,427
Receivable for units sold	—	—	1	1

Total assets	130,650	158,598	168,914	35,943,428

Liabilities
Payable for units redeemed	2	2	—	—

	$130,648	$158,596	$168,914	$35,943,428

Net Assets:
Deferred annuity contracts terminable by owners	$130,648	$158,596	$168,914	$35,943,428

Total Net Assets	$130,648	$158,596	$168,914	$35,943,428

Accumulation units outstanding:
M&E - 0.55%	22,422	26,190	17,730	7,478,646

M&E - 0.60%	44,932	39,639	42,888	15,564,398

M&E - 0.65%	35,043	54,910	76,128	1,142,943

M&E - 0.75%	13,531	—	16,869	2,303,408

Accumulation unit value:
M&E - 0.55%	$1.334567	$1.423446	$1.227652	$1.310847

M&E - 0.60%	$1.079598	$1.285166	$1.085675	$1.376361

M&E - 0.65%	$1.076606	$1.281615	$1.082679	$1.373192

M&E - 0.75%	$1.070706	$1.274579	$1.076742	$1.366826

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets & Liabilities

December 31, 2006

	Mid-Cap Index Subaccount	REIT Index Subaccount	Short-Term Investment Grade Subaccount	Total Bond Market Index Subaccount
Assets
Investment in securities:
Number of shares	481,474.314	698,205.172	1,806,370.107	1,468,604.277

Cost	$8,050,745	$13,466,189	$18,834,985	$16,246,719

Investments in mutual funds, at net asset value	$9,557,265	$17,441,165	$19,183,651	$16,477,740
Receivable for units sold	—	—	—	—

Total assets	9,557,265	17,441,165	19,183,651	16,477,740

Liabilities
Payable for units redeemed	1	5	2	8

	$9,557,264	$17,441,160	$19,183,649	$16,477,732

Net Assets:
Deferred annuity contracts terminable by owners	$9,557,264	$17,441,160	$19,183,649	$16,477,732

Total Net Assets	$9,557,264	$17,441,160	$19,183,649	$16,477,732

Accumulation units outstanding:
M&E - 0.55%	1,429,824	1,654,504	5,888,569	5,572,693

M&E - 0.60%	3,156,649	4,868,947	9,232,343	6,872,471

M&E - 0.65%	191,536	324,811	524,509	542,142

M&E - 0.75%	1,198,118	573,815	1,359,405	1,225,764

Accumulation unit value:
M&E - 0.55%	$1.517423	$2.002473	$1.074433	$1.097566

M&E - 0.60%	$1.628114	$2.451572	$1.157676	$1.200526

M&E - 0.65%	$1.624344	$2.445905	$1.155054	$1.197784

M&E - 0.75%	$1.616796	$2.434636	$1.149679	$1.192224

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets & Liabilities

December 31, 2006

	Fidelity-VIP Mid Cap Subaccount	Fidelity-VIP Value Strategies Subaccount	Fidelity-VIP Contrafund Subaccount
Assets
Investment in securities:
Number of shares	67,699.710	26,364.044	40,514.921

Cost	$2,244,323	$340,248	$1,322,576

Investments in mutual funds, at net asset value	$2,353,919	$355,124	$1,275,005
Receivable for units sold	—	—	1

Total assets	2,353,919	355,124	1,275,006

Liabilities
Payable for units redeemed	4	1	—

	$2,353,915	$355,123	$1,275,006

Net Assets:
Deferred annuity contracts terminable by owners	$2,353,915	$355,123	$1,275,006

Total Net Assets	$2,353,915	$355,123	$1,275,006

Accumulation units outstanding:
M&E - 0.55%	187,298	41,272	341,351

M&E - 0.60%	747,023	199,915	665,319

M&E - 0.65%	65,452	25,142	—

M&E - 0.75%	462,841	911	223,804

Accumulation unit value:
M&E - 0.55%	$1.613357	$1.330520	$1.036620

M&E - 0.60%	$1.611228	$1.328766	$1.036286

M&E - 0.65%	$1.609103	$1.327020	$1.035939

M&E - 0.75%	$1.604856	$1.323523	$1.035255

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statement of Operations

Year Ended December 31, 2006

	VA Small Value Subaccount	VA Large Value Subaccount	VA International Value Subaccount	VA International Small Subaccount
Net investment income (loss)
Income:
Dividends	$613,930	$1,143,973	$1,993,087	$950,110
Expenses
Administrative, mortality and expense risk charge	421,614	517,398	387,538	276,367

Net investment income (loss)	192,316	626,575	1,605,549	673,743
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	9,507,017	5,977,515	4,215,183	3,313,551
Proceeds from sales	8,975,402	7,684,895	8,710,494	6,889,398
Cost of investments sold	6,360,258	5,596,523	4,329,362	3,255,081

Net realized capital gains (losses) on investments	12,122,161	8,065,887	8,596,315	6,947,868
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	3,909,549	12,620,567	13,623,473	8,500,425
End of period	4,392,043	18,962,668	22,039,104	10,747,791

Net change in unrealized appreciation/depreciation of investments	482,494	6,342,101	8,415,631	2,247,366

Net realized and unrealized capital gains (losses) on investments	12,604,655	14,407,988	17,011,946	9,195,234

Increase (decrease) in net assets from operations	$12,796,971	$15,034,563	$18,617,495	$9,868,977

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statement of Operations

Year Ended December 31, 2006

	VA Short- Term Fixed Subaccount	VA Global Bond Subaccount	Federated American Leaders Subaccount	Federated Capital Income Subaccount
Net investment income (loss)
Income:
Dividends	$1,833,100	$221,922	$80,057	$72,354
Expenses
Administrative, mortality and expense risk charge	274,920	346,906	33,649	7,585
Net investment income (loss)	1,558,180	(124,984)	46,408	64,769
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	662,448	—
Proceeds from sales	4,803,645	5,227,972	1,044,285	529,693
Cost of investments sold	4,899,205	5,244,666	829,537	463,858

Net realized capital gains (losses) on investments	(95,560)	(16,694)	877,196	65,835
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(773,786)	(2,137,642)	973,528	103,822
End of period	(456,402)	(181,632)	849,345	119,841

Net change in unrealized appreciation/depreciation of investments	317,384	1,956,010	(124,183)	16,019
Net realized and unrealized capital gains (losses) on investments	221,824	1,939,316	753,013	81,854

Increase (decrease) in net assets from operations	$1,780,004	$1,814,332	$799,421	$146,623

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statement of Operations

Year Ended December 31, 2006

	Federated Prime Money Subaccount	Federated High Income Bond Subaccount	Federated Fund for U.S. Government Securities II Subaccount	Wanger U.S. Smaller Companies Subaccount
Net investment income (loss)
Income:
Dividends	$652,683	$821,990	$343,667	$23,023
Expenses
Administrative, mortality and expense risk charge	90,085	62,452	49,923	65,124

Net investment income (loss)	562,598	759,538	293,744	(42,101)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	324,765
Proceeds from sales	26,768,461	3,434,690	2,462,335	2,264,974
Cost of investments sold	26,768,461	3,508,801	2,655,381	1,739,542
Net realized capital gains (losses) on investments	—	(74,111)	(193,046)	850,197
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	(145,970)	(159,927)	1,773,692
End of period	—	135,845	(1,315)	1,710,667
Net change in unrealized appreciation/depreciation of investments	—	281,815	158,612	(63,025)

Net realized and unrealized capital gains (losses) on investments	—	207,704	(34,434)	787,172
Increase (decrease) in net assets from operations	$562,598	$967,242	$259,310	$745,071

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statement of Operations

Year Ended December 31, 2006

	Wanger International Small Cap Subaccount	Gartmore GVIT Developing Markets Subaccount	WFAVT Small/ MidCap Value Subaccount	Columbia Small Company Growth Subaccount
Net investment income (loss)
Income:
Dividends	$32,975	$46,952	$—	$—
Expenses
Administrative, mortality and expense risk charge	38,598	50,809	16,619	17,280

Net investment income (loss)	(5,623)	(3,857)	(16,619)	(17,280)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	708,124	399,874	—
Proceeds from sales	2,713,006	1,875,973	850,988	506,872
Cost of investments sold	1,582,428	1,006,859	519,578	274,641

Net realized capital gains (losses) on investments	1,130,578	1,577,238	731,284	232,231
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,226,630	1,451,472	545,000	479,301
End of period	2,084,608	2,364,167	194,284	573,185

Net change in unrealized appreciation/depreciation of investments	857,978	912,695	(350,716)	93,884

Net realized and unrealized capital gains (losses) on investments	1,988,556	2,489,933	380,568	326,115

Increase (decrease) in net assets from operations	$1,982,933	$2,486,076	$363,949	$308,835

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statement of Operations

Year Ended December 31, 2006

	Credit Suisse - International Focus Subaccount	Credit Suisse - Small Cap Core I Subaccount	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount
Net investment income (loss)
Income:
Dividends	$38,421	$—	$18,030	$46,059
Expenses
Administrative, mortality and expense risk charge	22,634	15,952	9,416	8,429

Net investment income (loss)	15,787	(15,952)	8,614	37,630
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	137,281	64,931
Proceeds from sales	618,072	429,537	274,667	111,637
Cost of investments sold	379,817	399,101	207,576	101,827

Net realized capital gains (losses) on investments	238,255	30,436	204,372	74,741
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	681,291	57,244	129,884	869
End of period	1,007,794	158,560	195,652	1,800

Net change in unrealized appreciation/depreciation of investments	326,503	101,316	65,768	931

Net realized and unrealized capital gains (losses) on investments	564,758	131,752	270,140	75,672

Increase (decrease) in net assets from operations	$580,545	$115,800	$278,754	$113,302

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statement of Operations

Year Ended December 31, 2006

	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount	MFS International Equity Subaccount	Capital Guardian Global Subaccount
Net investment income (loss)
Income:
Dividends	$30,390	$48,767	$21,509	$11,412
Expenses
Administrative, mortality and expense risk charge	7,202	19,671	9,441	3,061

Net investment income (loss)	23,188	29,096	12,068	8,351
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	52,960	125,943	82,714	146,988
Proceeds from sales	55,182	434,852	503,744	199,810
Cost of investments sold	49,259	267,620	425,478	183,212

Net realized capital gains (losses) on investments	58,883	293,175	160,980	163,586
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	23,837	523,955	85,091	35,070
End of period	95,552	610,996	225,420	(62,145)

Net change in unrealized appreciation/depreciation of investments	71,715	87,041	140,329	(97,215)

Net realized and unrealized capital gains (losses) on investments	130,598	380,216	301,309	66,371

Increase (decrease) in net assets from operations	$153,786	$409,312	$313,377	$74,722

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statement of Operations

Year Ended December 31, 2006

	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Great Companies - AmericaSM Subaccount	Transamerica Science and Technology Subaccount
Net investment income (loss)
Income:
Dividends	$24,612	$67,033	$4,576	$—
Expenses
Administrative, mortality and expense risk charge	10,725	30,665	2,306	150

Net investment income (loss)	13,887	36,368	2,270	(150)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	154,530	545,629	—	397
Proceeds from sales	726,559	1,382,046	509,263	45,375
Cost of investments sold	656,973	875,228	467,580	43,991

Net realized capital gains (losses) on investments	224,116	1,052,447	41,683	1,781
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	67,075	695,842	20,324	4,237
End of period	77,290	1,299,799	—	(156)

Net change in unrealized appreciation/depreciation of investments	10,215	603,957	(20,324)	(4,393)

Net realized and unrealized capital gains (losses) on investments	234,331	1,656,404	21,359	(2,612)

Increase (decrease) in net assets from operations	$248,218	$1,692,772	$23,629	$(2,762)

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statement of Operations

Year Ended December 31, 2006

	Templeton Transamerica Global Subaccount	J.P. Morgan Enhanced Index Subaccount	Janus Growth Subaccount	PIMCO Total Return Subaccount
Net investment income (loss)
Income:
Dividends	$8,207	$90,476	$12,058	$535,326
Expenses
Administrative, mortality and expense risk charge	4,050	51,344	25,105	89,076

Net investment income (loss)	4,157	39,132	(13,047)	446,250
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	138,294	1,847,543	5,431,885	1,139,426
Cost of investments sold	128,212	1,397,836	4,186,185	1,148,324

Net realized capital gains (losses) on investments	10,082	449,707	1,245,700	(8,898)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	29,813	913,745	1,305,549	(78,899)
End of period	121,003	1,531,327	1	71,822

Net change in unrealized appreciation/depreciation of investments	91,190	617,582	(1,305,548)	150,721

Net realized and unrealized capital gains (losses) on investments	101,272	1,067,289	(59,848)	141,823

Increase (decrease) in net assets from operations	$105,429	$1,106,421	$(72,895)	$588,073

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statement of Operations

Year Ended December 31, 2006

	Legg Mason Partners All Cap Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica Value Balanced Subaccount
Net investment income (loss)
Income:
Dividends	$2,388	$—	$2,503	$45,788
Expenses
Administrative, mortality and expense risk charge	1,442	49,821	6,699	11,421

Net investment income (loss)	946	(49,821)	(4,196)	34,367
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	33,328	—	28,444	69,418
Proceeds from sales	104,362	2,481,389	294,988	574,025
Cost of investments sold	82,061	1,853,293	244,761	535,831

Net realized capital gains (losses) on investments	55,629	628,096	78,671	107,612
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	33,282	1,054,677	106,379	53,574
End of period	15,228	1,117,616	81,865	163,739

Net change in unrealized appreciation/depreciation of investments	(18,054)	62,939	(24,514)	110,165

Net realized and unrealized capital gains (losses) on investments	37,575	691,035	54,157	217,777

Increase (decrease) in net assets from operations	$38,521	$641,214	$49,961	$252,144

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statement of Operations

Year Ended December 31, 2006

	Van Kampen Active International Allocation Subaccount	Van Kampen Mid-Cap Growth Subaccount	T.Rowe Price Small Cap Subaccount	AllianceBernstein Growth Subaccount
Net investment income (loss)
Income:
Dividends	$12,053	$—	$—	$—
Expenses
Administrative, mortality and expense risk charge	23,290	1,592	126	2,994

Net investment income (loss)	(11,237)	(1,592)	(126)	(2,994)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	1,950	—
Proceeds from sales	956,951	142,667	470	177,094
Cost of investments sold	604,382	110,424	471	158,474

Net realized capital gains (losses) on investments	352,569	32,243	1,949	18,620
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	673,277	36,510	—	86,038
End of period	1,105,865	22,328	590	51,196

Net change in unrealized appreciation/depreciation of investments	432,588	(14,182)	590	(34,842)

Net realized and unrealized capital gains (losses) on investments	785,157	18,061	2,539	(16,222)

Increase (decrease) in net assets from operations	$773,920	$16,469	$2,413	$(19,216)

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statement of Operations

Year Ended December 31, 2006

	AllianceBernstein Global Technology Subaccount	AllianceBernstein Large Cap Growth Subaccount	Dreyfus IP-Core Bond Subaccount	Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$34,212	$—
Expenses
Administrative, mortality and expense risk charge	114	1,057	4,594	3,470

Net investment income (loss)	(114)	(1,057)	29,618	(3,470)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	30,253	166,933	134,398	113,263
Cost of investments sold	26,835	151,773	139,855	91,257

Net realized capital gains (losses) on investments	3,418	15,160	(5,457)	22,006
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	4,896	21,732	(8,713)	58,093
End of period	2,857	2,815	(2,962)	80,852

Net change in unrealized appreciation/depreciation of investments	(2,039)	(18,917)	5,751	22,759

Net realized and unrealized capital gains (losses) on investments	1,379	(3,757)	294	44,765

Increase (decrease) in net assets from operations	$1,265	$(4,814)	$29,912	$41,295

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statement of Operations

Year Ended December 31, 2006

	Dreyfus VIF - Appreciation Subaccount	Transamerica Small/Mid Cap Value Subaccount	Seligman Global Technology Subaccount	Seligman Communications and Information Subaccount
Net investment income (loss)
Income:
Dividends	$7,805	$11,799	$—	$—
Expenses
Administrative, mortality and expense risk charge	3,111	8,865	793	1,327

Net investment income (loss)	4,694	2,934	(793)	(1,327)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	110,785	—	—
Proceeds from sales	153,190	423,516	19,104	130,826
Cost of investments sold	126,925	160,370	17,029	97,742

Net realized capital gains (losses) on investments	26,265	373,931	2,075	33,084
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	58,785	707,947	16,416	19,063
End of period	94,472	548,169	32,568	20,421

Net change in unrealized appreciation/depreciation of investments	35,687	(159,778)	16,152	1,358

Net realized and unrealized capital gains (losses) on investments	61,952	214,153	18,227	34,442

Increase (decrease) in net assets from operations	$66,646	$217,087	$17,434	$33,115

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statement of Operations

Year Ended December 31, 2006

	Seligman Capital Subaccount	Equity Index Subaccount	Mid-Cap Index Subaccount	REIT Index Subaccount
Net investment income (loss)
Income:
Dividends	$—	$454,104	$83,099	$287,511
Expenses
Administrative, mortality and expense risk charge	1,240	179,963	52,199	88,656

Net investment income (loss)	(1,240)	274,141	30,900	198,855
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	1,759,653	319,931	910,453
Proceeds from sales	66,482	2,858,070	1,297,364	3,172,151
Cost of investments sold	44,252	2,383,191	926,904	2,302,478

Net realized capital gains (losses) on investments	22,230	2,234,532	690,391	1,780,126
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	38,573	1,632,301	1,160,637	1,635,638
End of period	24,232	3,520,118	1,506,520	3,974,976

Net change in unrealized appreciation/depreciation of investments	(14,341)	1,887,817	345,883	2,339,338

Net realized and unrealized capital gains (losses) on investments	7,889	4,122,349	1,036,274	4,119,464

Increase (decrease) in net assets from operations	$6,649	$4,396,490	$1,067,174	$4,318,319

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statement of Operations

Year Ended December 31, 2006

	Short-Term Investment Grade Subaccount	Total Bond Market Index Subaccount	Fidelity-VIP Mid Cap Subaccount	Fidelity-VIP Value Strategies Subaccount	Fidelity-VIP Contrafund Subaccount
Net investment income (loss)
Income:
Dividends	$486,556	$394,334	$4,273	$1,593	$9,260
Expenses
Administrative, mortality and expense risk charge	91,939	72,398	11,085	1,782	1,727

Net investment income (loss)	394,617	321,936	(6,812)	(189)	7,533
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	144,666	46,280	87,191
Proceeds from sales	2,867,802	1,335,201	728,030	45,700	21,862
Cost of investments sold	2,922,958	1,407,633	632,350	43,986	22,396

Net realized capital gains (losses) on investments	(55,156)	(72,432)	240,346	47,994	86,657
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	16,274	(43,922)	163,175	21,138	—
End of period	348,666	231,021	109,596	14,876	(47,571)

Net change in unrealized appreciation/depreciation of investments	332,392	274,943	(53,579)	(6,262)	(47,571)

Net realized and unrealized capital gains (losses) on investments	277,236	202,511	186,767	41,732	39,086

Increase (decrease) in net assets from operations	$671,853	$524,447	$179,955	$41,543	$46,619

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	VA Small Value Subaccount		VA Large Value Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$192,316	$(145,716)	$626,575	$429,633
Net realized capital gains (losses) on investments	12,122,161	9,845,571	8,065,887	4,372,929
Net change in unrealized appreciation/depreciation of investments	482,494	(6,563,270)	6,342,101	773,132

Increase (decrease) in net assets from operations	12,796,971	3,136,585	15,034,563	5,575,694
Contract transactions
Net contract purchase payments	8,280,396	6,477,337	13,432,158	8,309,696
Transfer payments from (to) other subaccounts or general account	(209,504)	1,821,176	4,080,121	1,747,382
Contract terminations, withdrawals, and other deductions	(3,852,161)	(2,342,089)	(3,885,237)	(2,822,736)
Contract maintenance charges	(9,021)	(7,810)	(9,830)	(8,763)

Increase (decrease) in net assets from contract transactions	4,209,710	5,948,614	13,617,212	7,225,579

Net increase (decrease) in net assets	17,006,681	9,085,199	28,651,775	12,801,273
Net assets:
Beginning of the period	60,675,001	51,589,802	71,405,000	58,603,727

End of the period	$77,681,682	$60,675,001	$100,056,775	$71,405,000

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	VA International Value Subaccount		VA International Small Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$1,605,549	$891,082	$673,743	$424,363
Net realized capital gains (losses) on investments	8,596,315	4,760,714	6,947,868	6,303,710
Net change in unrealized appreciation/depreciation of investments	8,415,631	1,395,697	2,247,366	49,303

Increase (decrease) in net assets from operations	18,617,495	7,047,493	9,868,977	6,777,376
Contract transactions
Net contract purchase payments	10,099,372	6,059,616	5,969,350	4,329,719
Transfer payments from (to) other subaccounts or general account	(2,254,515)	509,597	(1,379,139)	(7,026)
Contract terminations, withdrawals, and other deductions	(3,319,970)	(2,491,717)	(2,250,278)	(1,113,968)
Contract maintenance charges	(7,326)	(5,987)	(4,315)	(3,402)

Increase (decrease) in net assets from contract transactions	4,517,561	4,071,509	2,335,618	3,205,323

Net increase (decrease) in net assets	23,135,056	11,119,002	12,204,595	9,982,699
Net assets:
Beginning of the period	52,501,438	41,382,436	39,562,080	29,579,381

End of the period	$75,636,494	$52,501,438	$51,766,675	$39,562,080

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	VA Short-Term Fixed Subaccount		VA Global Bond Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$1,558,180	$844,733	$(124,984)	$2,067,167
Net realized capital gains (losses) on investments	(95,560)	(39,936)	(16,694)	13,589
Net change in unrealized appreciation/depreciation of investments	317,384	(219,126)	1,956,010	(1,640,705)

Increase (decrease) in net assets from operations	1,780,004	585,671	1,814,332	440,051
Contract transactions
Net contract purchase payments	7,429,551	6,413,567	6,817,539	7,542,621
Transfer payments from (to) other subaccounts or general account	2,693,366	3,721,405	5,087,251	10,051,462
Contract terminations, withdrawals, and other deductions	(2,634,640)	(2,842,660)	(2,572,823)	(1,626,117)
Contract maintenance charges	(6,726)	(6,218)	(5,115)	(4,069)

Increase (decrease) in net assets from contract transactions	7,481,551	7,286,094	9,326,852	15,963,897

Net increase (decrease) in net assets	9,261,555	7,871,765	11,141,184	16,403,948
Net assets:
Beginning of the period	41,391,161	33,519,396	51,853,046	35,449,098

End of the period	$50,652,716	$41,391,161	$62,994,230	$51,853,046

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Federated American Leaders Subaccount		Federated Capital Income Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$46,408	$50,741	$64,769	$34,777
Net realized capital gains (losses) on investments	877,196	324,416	65,835	1,944
Net change in unrealized appreciation/depreciation of investments	(124,183)	(160,389)	16,019	14,586

Increase (decrease) in net assets from operations	799,421	214,768	146,623	51,307
Contract transactions
Net contract purchase payments	238,177	343,205	290,768	109,348
Transfer payments from (to) other subaccounts or general account	(347,520)	(139,915)	(29,624)	17,548
Contract terminations, withdrawals, and other deductions	(434,389)	(750,836)	(69,335)	(37,941)
Contract maintenance charges	(1,532)	(1,547)	(239)	(258)

Increase (decrease) in net assets from contract transactions	(545,264)	(549,093)	191,570	88,697

Net increase (decrease) in net assets	254,157	(334,325)	338,193	140,004
Net assets:
Beginning of the period	5,242,039	5,576,364	927,946	787,942

End of the period	$5,496,196	$5,242,039	$1,266,139	$927,946

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Federated Prime Money Subaccount		Federated High Income Bond Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$562,598	$273,886	$759,538	$712,553
Net realized capital gains (losses) on investments	—	—	(74,111)	124,739
Net change in unrealized appreciation/depreciation of investments	—	—	281,815	(660,616)

Increase (decrease) in net assets from operations	562,598	273,886	967,242	176,676
Contract transactions
Net contract purchase payments	25,335,358	27,640,384	897,926	691,774
Transfer payments from (to) other subaccounts or general account	(14,193,190)	(22,777,029)	(751,793)	(597,737)
Contract terminations, withdrawals, and other deductions	(6,769,619)	(3,255,401)	(1,147,531)	(955,693)
Contract maintenance charges	(3,740)	(2,571)	(1,490)	(1,320)

Increase (decrease) in net assets from contract transactions	4,368,809	1,605,383	(1,002,888)	(862,976)

Net increase (decrease) in net assets	4,931,407	1,879,269	(35,646)	(686,300)
Net assets:
Beginning of the period	10,776,956	8,897,687	10,347,153	11,033,453

End of the period	$15,708,363	$10,776,956	$10,311,507	$10,347,153

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Federated Fund for U.S. Government Securities II Subaccount		Wanger U.S. Smaller Companies Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$293,744	$261,793	$(42,101)	$(56,640)
Net realized capital gains (losses) on investments	(193,046)	(13,081)	850,197	367,249
Net change in unrealized appreciation/depreciation of investments	158,612	(137,590)	(63,025)	595,421

Increase (decrease) in net assets from operations	259,310	111,122	745,071	906,030
Contract transactions
Net contract purchase payments	745,280	687,994	1,011,990	741,263
Transfer payments from (to) other subaccounts or general account	(900,202)	781,507	(128,412)	4,766
Contract terminations, withdrawals, and other deductions	(719,768)	(928,106)	(494,030)	(505,968)
Contract maintenance charges	(1,447)	(1,544)	(2,865)	(2,309)

Increase (decrease) in net assets from contract transactions	(876,137)	539,851	386,683	237,752

Net increase (decrease) in net assets	(616,827)	650,973	1,131,754	1,143,782
Net assets:
Beginning of the period	8,208,556	7,557,583	9,883,416	8,739,634

End of the period	$7,591,729	$8,208,556	$11,015,170	$9,883,416

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Wanger International Small Cap Subaccount		Gartmore GVIT Developing Markets Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(5,623)	$17,197	$(3,857)	$(5,366)
Net realized capital gains (losses) on investments	1,130,578	704,856	1,577,238	1,238,709
Net change in unrealized appreciation/depreciation of investments	857,978	220,932	912,695	182,878

Increase (decrease) in net assets from operations	1,982,933	942,985	2,486,076	1,416,221
Contract transactions
Net contract purchase payments	372,379	554,531	1,123,017	579,531
Transfer payments from (to) other subaccounts or general account	187,156	285,023	683,043	598,539
Contract terminations, withdrawals, and other deductions	(616,732)	(651,093)	(556,646)	(311,375)
Contract maintenance charges	(2,663)	(1,995)	(1,171)	(512)

Increase (decrease) in net assets from contract transactions	(59,860)	186,466	1,248,243	866,183

Net increase (decrease) in net assets	1,923,073	1,129,451	3,734,319	2,282,404
Net assets:
Beginning of the period	5,582,393	4,452,942	6,649,247	4,366,843

End of the period	$7,505,466	$5,582,393	$10,383,566	$6,649,247

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	WFAVT Small/MidCap Value Subaccount		Columbia Small Company Growth Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(16,619)	$(4,793)	$(17,280)	$(12,438)
Net realized capital gains (losses) on investments	731,284	299,221	232,231	107,305
Net change in unrealized appreciation/depreciation of investments	(350,716)	(54,676)	93,884	(8,933)

Increase (decrease) in net assets from operations	363,949	239,752	308,835	85,934
Contract transactions
Net contract purchase payments	143,480	75,046	705,483	657,408
Transfer payments from (to) other subaccounts or general account	(10,907)	219,961	(48,726)	27,569
Contract terminations, withdrawals, and other deductions	(428,496)	(82,956)	(74,227)	(141,467)
Contract maintenance charges	(349)	(455)	(630)	(496)

Increase (decrease) in net assets from contract transactions	(296,272)	211,596	581,900	543,014

Net increase (decrease) in net assets	67,677	451,348	890,735	628,948
Net assets:
Beginning of the period	2,487,979	2,036,631	2,342,609	1,713,661

End of the period	$2,555,656	$2,487,979	$3,233,344	$2,342,609

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Credit Suisse - International Focus Subaccount		Credit Suisse - Small Cap Core I Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$15,787	$7,139	$(15,952)	$(14,443)
Net realized capital gains (losses) on investments	238,255	180,454	30,436	14,996
Net change in unrealized appreciation/depreciation of investments	326,503	244,468	101,316	(67,611)

Increase (decrease) in net assets from operations	580,545	432,061	115,800	(67,058)
Contract transactions
Net contract purchase payments	423,757	382,161	540,068	183,112
Transfer payments from (to) other subaccounts or general account	122,234	327,461	212,706	105,240
Contract terminations, withdrawals, and other deductions	(266,402)	(491,716)	(179,579)	(335,815)
Contract maintenance charges	(705)	(579)	(429)	(484)

Increase (decrease) in net assets from contract transactions	278,884	217,327	572,766	(47,947)

Net increase (decrease) in net assets	859,429	649,388	688,566	(115,005)
Net assets:
Beginning of the period	3,065,472	2,416,084	2,240,316	2,355,321

End of the period	$3,924,901	$3,065,472	$2,928,882	$2,240,316

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Asset Allocation - Growth Subaccount		Asset Allocation - Conservative Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$8,614	$(1,292)	$37,630	$20,115
Net realized capital gains (losses) on investments	204,372	101,239	74,741	103,909
Net change in unrealized appreciation/depreciation of investments	65,768	(12,664)	931	(76,493)

Increase (decrease) in net assets from operations	278,754	87,283	113,302	47,531
Contract transactions
Net contract purchase payments	1,103,898	16,917	142,163	23,305
Transfer payments from (to) other subaccounts or general account	161,917	67,258	296,925	272,079
Contract terminations, withdrawals, and other deductions	(15,036)	(22,995)	(50,001)	(9,902)
Contract maintenance charges	(1,048)	(435)	(1,013)	(1,014)

Increase (decrease) in net assets from contract transactions	1,249,731	60,745	388,074	284,468

Net increase (decrease) in net assets	1,528,485	148,028	501,376	331,999
Net assets:
Beginning of the period	973,173	825,145	1,043,654	711,655

End of the period	$2,501,658	$973,173	$1,545,030	$1,043,654

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Asset Allocation - Moderate Subaccount		Asset Allocation - Moderate Growth Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$23,188	$7,426	$29,096	$13,570
Net realized capital gains (losses) on investments	58,883	39,183	293,175	129,600
Net change in unrealized appreciation/depreciation of investments	71,715	(10,160)	87,041	102,443

Increase (decrease) in net assets from operations	153,786	36,449	409,312	245,613
Contract transactions
Net contract purchase payments	1,032,346	82,455	574,959	675,555
Transfer payments from (to) other subaccounts or general account	447,976	40,218	(282,754)	205,071
Contract terminations, withdrawals, and other deductions	(31,189)	(7,931)	(81,876)	(34,858)
Contract maintenance charges	(429)	(509)	(3,402)	(3,051)

Increase (decrease) in net assets from contract transactions	1,448,704	114,233	206,927	842,717

Net increase (decrease) in net assets	1,602,490	150,682	616,239	1,088,330
Net assets:
Beginning of the period	543,989	393,307	3,092,802	2,004,472

End of the period	$2,146,479	$543,989	$3,709,041	$3,092,802

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	MFS International Equity Subaccount		Capital Guardian Global Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$12,068	$1,800	$8,351	$(331)
Net realized capital gains (losses) on investments	160,980	103,094	163,586	13,450
Net change in unrealized appreciation/depreciation of investments	140,329	24,541	(97,215)	17,558

Increase (decrease) in net assets from operations	313,377	129,435	74,722	30,677
Contract transactions
Net contract purchase payments	125,402	144,926	132,881	87,492
Transfer payments from (to) other subaccounts or general account	560,527	117,360	(70,531)	139,454
Contract terminations, withdrawals, and other deductions	(182,543)	(27,348)	(1,763)	(41,922)
Contract maintenance charges	(351)	(247)	(279)	(217)

Increase (decrease) in net assets from contract transactions	503,035	234,691	60,308	184,807

Net increase (decrease) in net assets	816,412	364,126	135,030	215,484
Net assets:
Beginning of the period	1,201,528	837,402	481,022	265,538

End of the period	$2,017,940	$1,201,528	$616,052	$481,022

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Capital Guardian Value Subaccount		Clarion Global Real Estate Securities Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$13,887	$5,653	$36,368	$41,873
Net realized capital gains (losses) on investments	224,116	88,263	1,052,447	978,131
Net change in unrealized appreciation/depreciation of investments	10,215	1,387	603,957	(543,215)

Increase (decrease) in net assets from operations	248,218	95,303	1,692,772	476,789
Contract transactions
Net contract purchase payments	144,348	111,741	117,751	100,053
Transfer payments from (to) other subaccounts or general account	299,477	323,770	88,217	(697,509)
Contract terminations, withdrawals, and other deductions	(111,738)	(71,941)	(242,901)	(323,961)
Contract maintenance charges	(428)	(301)	(1,177)	(1,257)

Increase (decrease) in net assets from contract transactions	331,659	363,269	(38,110)	(922,674)

Net increase (decrease) in net assets	579,877	458,572	1,654,662	(445,885)
Net assets:
Beginning of the period	1,490,794	1,032,222	4,235,450	4,681,335

End of the period	$2,070,671	$1,490,794	$5,890,112	$4,235,450

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Transamerica Science and Technology Subaccount		Templeton Transamerica Global Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(150)	$110	$4,157	$2,432
Net realized capital gains (losses) on investments	1,781	8,576	10,082	(37,051)
Net change in unrealized appreciation/depreciation of investments	(4,393)	(3,086)	91,190	75,360

Increase (decrease) in net assets from operations	(2,762)	5,600	105,429	40,741
Contract transactions
Net contract purchase payments	—	3,790	107,112	60,912
Transfer payments from (to) other subaccounts or general account	(19,575)	15,713	(66,742)	(18,292)
Contract terminations, withdrawals, and other deductions	(24,767)	(3,881)	(95,476)	(69,630)
Contract maintenance charges	(5)	(57)	(171)	(196)

Increase (decrease) in net assets from contract transactions	(44,347)	15,565	(55,277)	(27,206)

Net increase (decrease) in net assets	(47,109)	21,165	50,152	13,535
Net assets:
Beginning of the period	52,268	31,103	623,835	610,300

End of the period	$5,159	$52,268	$673,987	$623,835

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	J.P. Morgan Enhanced Index Subaccount		PIMCO Total Return Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$39,132	$54,344	$446,250	$102,867
Net realized capital gains (losses) on investments	449,707	294,278	(8,898)	208,171
Net change in unrealized appreciation/depreciation of investments	617,582	(119,689)	150,721	(171,304)

Increase (decrease) in net assets from operations	1,106,421	228,933	588,073	139,734
Contract transactions
Net contract purchase payments	178,305	406,883	3,221,738	1,592,487
Transfer payments from (to) other subaccounts or general account	(1,109,229)	611,983	6,005,311	2,761,736
Contract terminations, withdrawals, and other deductions	(303,161)	(566,027)	(327,030)	(334,756)
Contract maintenance charges	(1,704)	(1,765)	(1,660)	(1,431)

Increase (decrease) in net assets from contract transactions	(1,235,789)	451,074	8,898,359	4,018,036

Net increase (decrease) in net assets	(129,368)	680,007	9,486,432	4,157,770
Net assets:
Beginning of the period	7,837,526	7,157,519	10,105,085	5,947,315

End of the period	$7,708,158	$7,837,526	$19,591,517	$10,105,085

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Legg Mason Partners All Cap Subaccount		Transamerica Equity Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$946	$76	$(49,821)	$(13,229)
Net realized capital gains (losses) on investments	55,629	16,123	628,096	336,035
Net change in unrealized appreciation/depreciation of investments	(18,054)	(7,316)	62,939	491,038

Increase (decrease) in net assets from operations	38,521	8,883	641,214	813,844
Contract transactions
Net contract purchase payments	—	—	973,177	1,017,632
Transfer payments from (to) other subaccounts or general account	(25,713)	(15,414)	4,650,414	1,052,746
Contract terminations, withdrawals, and other deductions	(60,936)	(857)	(561,013)	(380,583)
Contract maintenance charges	(79)	(77)	(2,384)	(1,648)

Increase (decrease) in net assets from contract transactions	(86,728)	(16,348)	5,060,194	1,688,147

Net increase (decrease) in net assets	(48,207)	(7,465)	5,701,408	2,501,991
Net assets:
Beginning of the period	243,060	250,525	6,642,561	4,140,570

End of the period	$194,853	$243,060	$12,343,969	$6,642,561

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Transamerica Growth Opportunities Subaccount		Transamerica Value Balanced Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(4,196)	$(4,695)	$34,367	$38,944
Net realized capital gains (losses) on investments	78,671	108,169	107,612	182,499
Net change in unrealized appreciation/depreciation of investments	(24,514)	(10,756)	110,165	(104,662)

Increase (decrease) in net assets from operations	49,961	92,718	252,144	116,781
Contract transactions
Net contract purchase payments	159,722	15,400	54,689	113,666
Transfer payments from (to) other subaccounts or general account	(3,260)	232,526	(172,510)	(150,222)
Contract terminations, withdrawals, and other deductions	(107,851)	(139,027)	(148,639)	(87,067)
Contract maintenance charges	(389)	(453)	(704)	(1,039)

Increase (decrease) in net assets from contract transactions	48,222	108,446	(267,164)	(124,662)

Net increase (decrease) in net assets	98,183	201,164	(15,020)	(7,881)
Net assets:
Beginning of the period	1,040,784	839,620	1,947,333	1,955,214

End of the period	$1,138,967	$1,040,784	$1,932,313	$1,947,333

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Van Kampen Active International Allocation Subaccount		Van Kampen Mid-Cap Growth Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(11,237)	$96,393	$(1,592)	$(1,563)
Net realized capital gains (losses) on investments	352,569	201,903	32,243	42,557
Net change in unrealized appreciation/depreciation of investments	432,588	121,958	(14,182)	(23,702)

Increase (decrease) in net assets from operations	773,920	420,254	16,469	17,292
Contract transactions
Net contract purchase payments	409,170	341,481	55,751	50,357
Transfer payments from (to) other subaccounts or general account	(128,752)	(317,247)	(67,989)	(116,748)
Contract terminations, withdrawals, and other deductions	(321,762)	(280,359)	(38,635)	(52,074)
Contract maintenance charges	(987)	(979)	(247)	(211)

Increase (decrease) in net assets from contract transactions	(42,331)	(257,104)	(51,120)	(118,676)

Net increase (decrease) in net assets	731,589	163,150	(34,651)	(101,384)
Net assets:
Beginning of the period	3,454,932	3,291,782	250,472	351,856

End of the period	$4,186,521	$3,454,932	$215,821	$250,472

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	T.Rowe Price Small Cap Subaccount (1)	AllianceBernstein Growth Subaccount
	2006	2006	2005
Operations
Net investment income (loss)	$(126)	$(2,994)	$(3,328)
Net realized capital gains (losses) on investments	1,949	18,620	20,850
Net change in unrealized appreciation/depreciation of investments	590	(34,842)	38,034

Increase (decrease) in net assets from operations	2,413	(19,216)	55,556
Contract transactions
Net contract purchase payments	76,729	—	9,188
Transfer payments from (to) other subaccounts or general account	15,735	(49,889)	(56,312)
Contract terminations, withdrawals, and other deductions	(352)	(62,904)	(46,667)
Contract maintenance charges	—	(323)	(429)

Increase (decrease) in net assets from contract transactions	92,112	(113,116)	(94,220)

Net increase (decrease) in net assets	94,525	(132,332)	(38,664)
Net assets:
Beginning of the period	—	526,051	564,715

End of the period	$94,525	$393,719	$526,051

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	AllianceBernstein Global Technology Subaccount		AllianceBernstein Large Cap Growth Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(114)	$(406)	$(1,057)	$(798)
Net realized capital gains (losses) on investments	3,418	4,047	15,160	10,444
Net change in unrealized appreciation/depreciation of investments	(2,039)	(2,878)	(18,917)	9,819

Increase (decrease) in net assets from operations	1,265	763	(4,814)	19,465
Contract transactions
Net contract purchase payments	—	—	—	160,000
Transfer payments from (to) other subaccounts or general account	(3,616)	143	(114,982)	(44,387)
Contract terminations, withdrawals, and other deductions	(26,434)	(38,555)	(3,934)	(709)
Contract maintenance charges	(12)	(9)	(90)	(52)

Increase (decrease) in net assets from contract transactions	(30,062)	(38,421)	(119,006)	114,852

Net increase (decrease) in net assets	(28,797)	(37,658)	(123,820)	134,317
Net assets:
Beginning of the period	41,203	78,861	237,551	103,234

End of the period	$12,406	$41,203	$113,731	$237,551

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Dreyfus IP-Core Bond Subaccount		Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$29,618	$18,676	$(3,470)	$(3,428)
Net realized capital gains (losses) on investments	(5,457)	(2,470)	22,006	(473)
Net change in unrealized appreciation/depreciation of investments	5,751	(5,674)	22,759	20,376

Increase (decrease) in net assets from operations	29,912	10,532	41,295	16,475
Contract transactions
Net contract purchase payments	433	117,421	1,860	2,200
Transfer payments from (to) other subaccounts or general account	13,313	130,633	(88,771)	125,794
Contract terminations, withdrawals, and other deductions	(78,896)	(87,641)	(18,602)	(7,627)
Contract maintenance charges	(267)	(294)	(238)	(255)

Increase (decrease) in net assets from contract transactions	(65,417)	160,119	(105,751)	120,112

Net increase (decrease) in net assets	(35,505)	170,651	(64,456)	136,587
Net assets:
Beginning of the period	730,101	559,450	599,463	462,876

End of the period	$694,596	$730,101	$535,007	$599,463

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Dreyfus VIF - Appreciation Subaccount		Transamerica Small/Mid Cap Value Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$4,694	$(3,222)	$2,934	$(3,490)
Net realized capital gains (losses) on investments	26,265	38,245	373,931	321,905
Net change in unrealized appreciation/depreciation of investments	35,687	(16,845)	(159,778)	(131,859)

Increase (decrease) in net assets from operations	66,646	18,178	217,087	186,556
Contract transactions
Net contract purchase payments	15,404	27,627	13,208	7,936
Transfer payments from (to) other subaccounts or general account	(84,401)	(101,638)	(120,566)	(208,266)
Contract terminations, withdrawals, and other deductions	(30,547)	(12,459)	(278,490)	(162,248)
Contract maintenance charges	(172)	(180)	(610)	(659)

Increase (decrease) in net assets from contract transactions	(99,716)	(86,650)	(386,458)	(363,237)

Net increase (decrease) in net assets	(33,070)	(68,472)	(169,371)	(176,681)
Net assets:
Beginning of the period	513,706	582,178	1,417,771	1,594,452

End of the period	$480,636	$513,706	$1,248,400	$1,417,771

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Seligman Global Technology Subaccount		Seligman Communications and Information Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(793)	$(730)	$(1,327)	$(893)
Net realized capital gains (losses) on investments	2,075	2,591	33,084	4,989
Net change in unrealized appreciation/depreciation of investments	16,152	7,996	1,358	6,834

Increase (decrease) in net assets from operations	17,434	9,857	33,115	10,930
Contract transactions
Net contract purchase payments	4,323	5,232	7,678	2,141
Transfer payments from (to) other subaccounts or general account	(8,233)	23,670	(5,980)	16,729
Contract terminations, withdrawals, and other deductions	—	(41,921)	(16,106)	(44,624)
Contract maintenance charges	(128)	(87)	(66)	(30)

Increase (decrease) in net assets from contract transactions	(4,038)	(13,106)	(14,474)	(25,784)

Net increase (decrease) in net assets	13,396	(3,249)	18,641	(14,854)
Net assets:
Beginning of the period	117,252	120,501	139,955	154,809

End of the period	$130,648	$117,252	$158,596	$139,955

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Seligman Capital Subaccount		Equity Index Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(1,240)	$(1,040)	$274,141	$228,268
Net realized capital gains (losses) on investments	22,230	3,945	2,234,532	1,385,539
Net change in unrealized appreciation/depreciation of investments	(14,341)	14,369	1,887,817	(593,769)

Increase (decrease) in net assets from operations	6,649	17,274	4,396,490	1,020,038
Contract transactions
Net contract purchase payments	46,092	1,385	5,909,064	3,594,349
Transfer payments from (to) other subaccounts or general account	(64,446)	8,647	1,911,104	2,315,073
Contract terminations, withdrawals, and other deductions	(301)	(6,623)	(1,383,516)	(1,052,817)
Contract maintenance charges	(70)	(76)	(4,401)	(3,252)

Increase (decrease) in net assets from contract transactions	(18,725)	3,333	6,432,251	4,853,353

Net increase (decrease) in net assets	(12,076)	20,607	10,828,741	5,873,391
Net assets:
Beginning of the period	180,990	160,383	25,114,687	19,241,296

End of the period	$168,914	$180,990	$35,943,428	$25,114,687

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Mid-Cap Index Subaccount		REIT Index Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$30,900	$8,636	$198,855	$232,388
Net realized capital gains (losses) on investments	690,391	236,508	1,780,126	1,203,123
Net change in unrealized appreciation/depreciation of investments	345,883	526,701	2,339,338	(291,221)

Increase (decrease) in net assets from operations	1,067,174	771,845	4,318,319	1,144,290
Contract transactions
Net contract purchase payments	1,431,349	1,383,077	1,592,469	1,227,452
Transfer payments from (to) other subaccounts or general account	376,838	1,146,867	1,011,627	(253,830)
Contract terminations, withdrawals, and other deductions	(431,778)	(175,339)	(953,652)	(465,924)
Contract maintenance charges	(2,927)	(2,108)	(1,806)	(1,269)

Increase (decrease) in net assets from contract transactions	1,373,482	2,352,497	1,648,638	506,429

Net increase (decrease) in net assets	2,440,656	3,124,342	5,966,957	1,650,719
Net assets:
Beginning of the period	7,116,608	3,992,266	11,474,203	9,823,484

End of the period	$9,557,264	$7,116,608	$17,441,160	$11,474,203

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Short-Term Investment Grade Subaccount		Total Bond Market Index Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$394,617	$236,568	$321,936	$186,226
Net realized capital gains (losses) on investments	(55,156)	(52,214)	(72,432)	26,556
Net change in unrealized appreciation/depreciation of investments	332,392	2,293	274,943	(84,097)

Increase (decrease) in net assets from operations	671,853	186,647	524,447	128,685
Contract transactions
Net contract purchase payments	4,781,520	2,240,529	5,136,971	1,053,584
Transfer payments from (to) other subaccounts or general account	1,007,202	4,006,318	2,092,767	2,441,966
Contract terminations, withdrawals, and other deductions	(532,393)	(1,023,539)	(410,040)	(319,137)
Contract maintenance charges	(1,577)	(1,160)	(523)	(352)

Increase (decrease) in net assets from contract transactions	5,254,752	5,222,148	6,819,175	3,176,061

Net increase (decrease) in net assets	5,926,605	5,408,795	7,343,622	3,304,746
Net assets:
Beginning of the period	13,257,044	7,848,249	9,134,110	5,829,364

End of the period	$19,183,649	$13,257,044	$16,477,732	$9,134,110

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Fidelity-VIP Mid Cap Subaccount		Fidelity-VIP Value Strategies Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(6,812)	$(5,521)	$(189)	$(1,123)
Net realized capital gains (losses) on investments	240,346	38,043	47,994	6,013
Net change in unrealized appreciation/depreciation of investments	(53,579)	123,821	(6,262)	3,300

Increase (decrease) in net assets from operations	179,955	156,343	41,543	8,190
Contract transactions
Net contract purchase payments	324,996	241,128	44,212	11,433
Transfer payments from (to) other subaccounts or general account	684,879	467,746	59,189	48,323
Contract terminations, withdrawals, and other deductions	(148,492)	(51,844)	(11,433)	(259)
Contract maintenance charges	(349)	(118)	(16)	—

Increase (decrease) in net assets from contract transactions	861,034	656,912	91,952	59,497

Net increase (decrease) in net assets	1,040,989	813,255	133,495	67,687
Net assets:
Beginning of the period	1,312,926	499,671	221,628	153,941

End of the period	$2,353,915	$1,312,926	$355,123	$221,628

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

Fidelity-VIP Contrafund Subaccount (1) 2006
Operations
Net investment income (loss)	$7,533
Net realized capital gains (losses) on investments	86,657
Net change in unrealized appreciation/depreciation of investments	(47,571)

Increase (decrease) in net assets from operations	46,619
Contract transactions
Net contract purchase payments	388,386
Transfer payments from (to) other subaccounts or general account	841,715
Contract terminations, withdrawals, and other deductions	(1,675)
Contract maintenance charges	(39)

Increase (decrease) in net assets from contract transactions	1,228,387

Net increase (decrease) in net assets	1,275,006
Net assets:
Beginning of the period	—

End of the period	$1,275,006

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2006

1.	Organization and Summary of Significant Accounting Policies

Organization

Peoples Benefit Life Insurance Company Separate Account V (the Mutual Fund Account) is a segregated investment account of Peoples Benefit Life Insurance Company (PBL), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts (each a Series Fund and collectively the Series Funds). Each Series Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specific subaccounts is available to contract owners of the Advisor’s Edge Variable Annuity. Activity in these subaccounts (with the exception of the portfolios of the DFA Investment Dimensions Group, Inc.) is also available to contract owners of the Advisor’s Edge Select Variable Annuity also offered by PBL. The amounts reported herein represent the activity related to contract owners of the Advisor’s Edge Variable Annuity only. The remaining subaccounts (not included herein), are available to contract owners of the Prism Variable Annuity, Dimensional Variable Annuity, Marquee Variable Annuity, and Personal Manager Variable Annuity also issued by PBL.

Subaccount Investment by Fund:
DFA Investment Dimensions Group, Inc.:	Credit Suisse Trust:
VA Small Value Portfolio	Credit Suisse-International Focus Portfolio
VA Large Value Portfolio	Credit Suisse-Small Cap Core I Growth Portfolio
VA International Value Portfolio	AEGON/Transamerica Series Fund, Inc. - Initial Class:
VA International Small Portfolio	Asset Allocation-Growth Portfolio-Initial Class
VA Short-Term Fixed Portfolio	Asset Allocation-Conservative Portfolio-Initial Class
VA Global Bond Portfolio	Asset Allocation-Moderate Portfolio-Initial Class
Federated Insurance Series:	Asset Allocation-Moderate Growth Portfolio-Initial Class
Federated American Leaders Fund II	MFS International Equity
Federated Capital Income Fund II	Capital Guardian Global-Initial Class
Federated Prime Money Fund II	Capital Guardian Value-Initial Class
Federated High Income Bond Fund II	Clarion Global Real Estate Securities-Initial Class
Federated Fund for U.S. Government Securities II	Transamerica Science and Technology-Initial Class
Wanger Advisors Trust:	Templeton Transamerica Global-Initial Class
Wanger U.S. Smaller Companies	J.P. Morgan Enhanced Index-Initial Class
Wanger International Small Cap	PIMCO Total Return-Initial Class
Gartmore Variable Insurance Trust:	Legg Mason Partners All Cap-Initial Class
Gartmore GVIT Developing Markets Fund	Transamerica Equity-Initial Class
Wells Fargo Advantage Variable Trust Funds	Transamerica Growth Opportunities-Initial Class
WFAVT Small/MidCap Value Fund	Transamerica Small/Mid Cap Value
Columbia Funds Variable Insurance Trust	Transamerica Value Balanced-Initial Class
Columbia Small Company Growth Fund-Variable Series	Van Kampen Active International Allocation-Initial Class
Van Kampen Mid-Cap Growth-Initial Class
T.Rowe Price Small Cap-Initial Class

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2006

1.	Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Fund: (continued)

AllianceBernstein Variable Products Series Fund, Inc. - Class B:

AllianceBernstein Growth Portfolio-Class B

AllianceBernstein Global Technology Portfolio-Class B

AllianceBernstein Large Cap Growth Portfolio-Class B

Dreyfus Investment Portfolios - Service Class:

Dreyfus IP-Core Bond Portfolio-Service Class

The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class

Dreyfus Variable Investment Fund - Service Class:

Dreyfus VIF-Appreciation Portfolio-Service Class

Seligman Portfolios, Inc. - Class 2 Shares:

Seligman Global Technology Portfolio-Class 2 Shares

Seligman Communications and Information Portfolio-Class 2 Shares

Seligman Capital Portfolio-Class 2 Shares

Vanguard Variable Insurance Fund:

Vanguard-Equity Index Portfolio

Vanguard-Mid-Cap Index Portfolio

Vanguard-REIT Index Portfolio

Vanguard-Short-Term Investment Grade Portfolio

Vanguard-Total Bond Market Index Portfolio

Variable Insurance Products Fund-Initial Class

Fidelity-VIP Mid Cap Portfolio-Initial Class

Fidelity-VIP Value Strategies Portfolio-Initial Class

Fidelity-VIP Contrafund Portfolio-Initial Class

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2006

1.	Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date

American Century International	May 1, 2002

Asset Allocation - Conservative	May 1, 2002

Asset Allocation - Growth	May 1, 2002

Asset Allocation - Moderate	May 1, 2002

Asset Allocation - Moderate Growth	May 1, 2002

PIMCO Total Return	May 1, 2002

Transamerica Value Balanced	May 1, 2002

Equity Index	May 1, 2002

Mid-Cap Index	May 1, 2002

REIT Index	May 1, 2002

Short-Term Investment Grade Portfolio	May 1, 2002

Total Bond Market Index	May 1, 2002

Great Companies - TechnologySM	July 1, 2002

Capital Guardian Global	May 1, 2004

Capital Guardian Value	May 1, 2004

Fidelity - VIP Mid Cap	May 1, 2004

Fidelity - VIP Value Strategies	May 1, 2004

Fidelity-VIP Contrafund	May 1, 2006

T. Rowe Price Small Cap	May 1, 2006

Peoples Benefit Life Insurance Company

Separate Account V - Advisor's Edge Variable Annuity

Notes to Financial Statements

December 31, 2006

1.	Organization and Summary of Significant Accounting Policies (continued)

The following Portfolio name changes occurred effective May 1, 2006:

Portfolio	Formerly

WFAVT Small/MidCap Value Fund	WFVT Multi Cap Value Fund

Columbia Small Company Growth Fund-Variable Series	Liberty Small Company Growth Fund

Dreyfus IP-Core Bond Portfolio-Service Class	Dreyfus-Core Bond Portfolio

Transamerica Science and Technology-Initial Class	Great Companies-TechnologySM-Initial Class

Legg Mason Partners All Cap-Initial Class	Salomon All Cap-Initial Class

Templeton Transamerica Global-Initial Class	Templeton Great Companies Global-Initial Class

MFS International Equity	American Century International-Initial Class

Credit Suisse-Small Cap Core I Growth Portfolio	Credit Suisse-Small Cap Growth Portfolio

The following Portfolio mergers occurred effective May 1, 2006:

Portfolio	Formerly
Transamerica Equity-Initial Class	Great Companies-AmericaSM-Initial Class
Transamerica Equity-Initial Class	Janus Growth-Initial Class

Transamerica Small/Mid Cap Value is only available to owners that held an investment in this subaccount on July 1, 2002. However, if any such owner surrenders all of his or her money from this subaccount after July 1, 2002, that owner may not reinvest in this subaccount.

Investments

Net purchase payments received by the Mutual Fund Account are invested in the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 2006.

Realized capital gains and losses from sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from the investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Fund investments are reinvested to purchase additional mutual fund shares.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2006

2.	Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2006 were as follows:

	Purchases	Sales
DFA Investment Dimensions Group, Inc.:
VA Small Value Portfolio	$22,884,735	$8,975,402
VA Large Value Portfolio	27,906,473	7,684,895
VA International Value Portfolio	19,048,765	8,710,494
VA International Small Portfolio	13,212,309	6,889,398
VA Short-Term Fixed Portfolio	13,842,606	4,803,645
VA Global Bond Portfolio	14,430,030	5,227,972
Federated Insurance Series:
Federated American Leaders Fund II	1,207,817	1,044,285
Federated Capital Income Fund II	786,019	529,693
Federated Prime Money Fund II	31,695,777	26,768,461
Federated High Income Bond Fund II	3,191,342	3,434,690
Federated Fund for U.S. Government Securities II	1,879,860	2,462,335
Wanger Advisors Trust:
Wanger U.S. Smaller Companies	2,933,863	2,264,974
Wanger International Small Cap	2,647,340	2,713,006
Gartmore Variable Insurance Trust:
Gartmore GVIT Developing Markets Fund	3,827,952	1,875,973
Wells Fargo Advantage Variable Trust Funds
WFAVT Small/MidCap Value Fund	937,856	850,988
Columbia Funds Variable Insurance Trust
Columbia Small Company Growth Fund-Variable Series	1,071,446	506,872
Credit Suisse Trust:
Credit Suisse - International Focus Portfolio	912,582	618,072
Credit Suisse - Small Cap Core I Portfolio	986,333	429,537
AEGON/Transamerica Series Fund, Inc. - Initial Class:
Asset Allocation - Growth Portfolio-Initial Class	1,670,301	274,667
Asset Allocation - Conservative Portfolio-Initial Class	602,277	111,637
Asset Allocation -Moderate Portfolio-Initial Class	1,580,040	55,182
Asset Allocation - Moderate Growth Portfolio-Initial Class	796,823	434,852
MFS International Equity	1,101,558	503,744
Capital Guardian Global-Initial Class	415,447	199,810
Capital Guardian Value-Initial Class	1,226,640	726,559
Clarion Global Real Estate Securities-Initial Class	1,925,636	1,382,046

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2006

2.	Investments (continued)

	Purchases	Sales
Transamerica Science and Technology-Initial Class	1,275	45,375
Templeton Transamerica Global-Initial Class	87,169	138,294
J.P. Morgan Enhanced Index-Initial Class	650,870	1,847,543
PIMCO Total Return-Initial Class	10,484,021	1,139,426
Legg Mason Partners All Cap-Initial Class	51,910	104,362
Transamerica Equity-Initial Class	7,492,186	2,481,389
Transamerica Growth Opportunities-Initial Class	367,464	294,988
Transamerica Small/Mid Cap Value	150,687	423,516
Transamerica Value Balanced-Initial Class	410,886	574,025
Van Kampen Active International Allocation-Initial Class	903,289	956,951
Van Kampen Mid-Cap Growth-Initial Class	89,954	142,667
T.Rowe Price Small Cap-Initial Class	94,405	470
AllianceBernstein Variable Products Series Fund, Inc. - Class B:
AllianceBernstein Growth Portfolio-Class B	60,986	177,094
AllianceBernstein Global Technology Portfolio-Class B	76	30,253
AllianceBernstein Large Cap Growth Portfolio-Class B	46,866	166,933
Dreyfus Investment Portfolios - Service Class:
Dreyfus IP-Core Bond Portfolio-Service Class	98,596	134,398
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class	4,034	113,263
Dreyfus Variable Investment Fund - Service Class:
Dreyfus VIF - Appreciation Portfolio-Service Class	58,165	153,190
Seligman Portfolios, Inc. - Class 2 Shares:
Seligman Global Technology Portfolio-Class 2 Shares	14,272	19,104
Seligman Communications and Information Portfolio-Class 2 Shares	115,022	130,826
Seligman Capital Portfolio-Class 2 Shares	46,517	66,482
Vanguard Variable Insurance Fund:
Vanguard-Equity Index Portfolio	11,324,233	2,858,070
Vanguard-Mid-Cap Index Portfolio	3,021,695	1,297,364
Vanguard-REIT Index Portfolio	5,930,116	3,172,151
Vanguard-Short-Term Investment Grade Portfolio	8,517,165	2,867,802
Vanguard-Total Bond Market Index Portfolio	8,476,299	1,335,201
Variable Insurance Products Fund-Initial Class
Fidelity-VIP Mid Cap Portfolio-Initial Class	1,726,923	728,030
Fidelity-VIP Value Strategies Portfolio-Initial Class	183,738	45,700
Fidelity-VIP Contrafund Portfolio-Initial Class	1,344,972	21,862

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2006

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

Item Description	VA Small Value Subaccount	VA Large Value Subaccount	VA International Value Subaccount	VA International Small Subaccount	VA Short- Term Fixed Subaccount	VA Global Bond Subaccount
Units outstanding at January 1, 2005	16,093,803	28,932,369	16,401,115	10,805,518	19,963,109	19,304,418
Units purchased	8,404,278	11,868,427	6,057,335	4,120,453	8,628,668	10,967,885
Units redeemed and transferred	459,721	44,019	(152,802)	(73,842)	(912,303)	4,103,802

Units outstanding at December 31, 2005	24,957,802	40,844,815	22,305,648	14,852,129	27,679,474	34,376,105
Units purchased	6,710,806	12,542,023	7,222,230	4,377,087	8,043,413	8,817,871
Units redeemed and transferred	(1,001,448)	323,906	(1,727,223)	(1,021,660)	451,640	1,286,208

Units outstanding at December 31, 2006	30,667,160	53,710,744	27,800,655	18,207,556	36,174,527	44,480,184

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2006

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Federated American Leaders Subaccount	Federated Capital Income Subaccount	Federated Prime Money Subaccount	Federated High Income Bond Subaccount	Federated Fund for U.S. Government Securities II Subaccount	Wanger U.S. Smaller Companies Subaccount
Units outstanding at January 1, 2005	2,304,952	256,660	5,516,033	4,823,041	2,535,480	3,118,480
Units purchased	344,750	137,536	29,303,553	850,510	828,241	976,027
Units redeemed and transferred	(303,514)	40,891	(27,077,253)	(782,179)	233,780	169,331

Units outstanding at December 31, 2005	2,346,188	435,087	7,742,333	4,891,372	3,597,501	4,263,838
Units purchased	196,129	284,899	25,652,744	841,278	786,564	997,008
Units redeemed and transferred	(320,452)	113,473	(21,081,502)	(1,086,189)	(775,497)	(79,937)

Units outstanding at December 31, 2006	2,221,865	833,459	12,313,575	4,646,461	3,608,568	5,180,909

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2006

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Wanger International Small Cap Subaccount	Gartmore GVIT Developing Markets Subaccount	WFAVT Small/MidCap Value Subaccount	Columbia Small Company Growth Subaccount	Credit Suisse - International Focus Subaccount	Credit Suisse - Small Cap Core I Subaccount
Units outstanding at January 1, 2005	1,489,696	1,471,937	1,085,135	957,580	970,271	924,965
Units purchased	509,597	561,033	54,864	445,079	510,260	321,438
Units redeemed and transferred	37,520	267,359	102,123	(17,623)	(100,717)	(96,300)

Units outstanding at December 31, 2005	2,036,813	2,300,329	1,242,122	1,385,036	1,379,814	1,150,103
Units purchased	280,274	908,447	97,621	623,060	353,013	590,463
Units redeemed and transferred	70,994	99,905	(261,112)	(123,396)	(155,277)	(18,670)

Units outstanding at December 31, 2006	2,388,081	3,308,681	1,078,631	1,884,700	1,577,550	1,721,896

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2006

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount	MFS International Equity Subaccount	Capital Guardian Global Subaccount
Units outstanding at January 1, 2005	698,215	593,394	327,937	1,665,984	744,289	242,258
Units purchased	67,732	239,438	72,701	597,623	203,784	179,051
Units redeemed and transferred	(28,217)	655	30,006	133,577	3,827	(20,674)

Units outstanding at December 31, 2005	737,730	833,487	430,644	2,397,184	951,900	400,635
Units purchased	874,335	115,203	907,615	438,768	141,701	104,407
Units redeemed and transferred	64,902	206,253	190,401	(273,549)	214,868	(53,100)

Units outstanding at December 31, 2006	1,676,967	1,154,943	1,528,660	2,562,403	1,308,469	451,942

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2006

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Science and Technology Subaccount	Templeton Transamerica Global Subaccount	J.P. Morgan Enhanced Index Subaccount	PIMCO Total Return Subaccount
Units outstanding at January 1, 2005	904,940	1,249,902	20,901	474,094	2,287,600	5,245,053
Units purchased	149,206	101,784	2,652	53,092	400,269	1,573,341
Units redeemed and transferred	166,909	(256,184)	11,138	(68,376)	(187,779)	2,016,534

Units outstanding at December 31, 2005	1,221,055	1,095,502	34,691	458,810	2,500,090	8,834,928
Units purchased	116,770	86,404	—	56,039	76,065	3,144,360
Units redeemed and transferred	127,320	25,975	(31,270)	(90,576)	(56,017)	4,550,920

Units outstanding at December 31, 2006	1,465,145	1,207,881	3,421	424,273	2,520,138	16,530,208

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2006

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Legg Mason Partners All Cap Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica Value Balanced Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Mid- Cap Growth Subaccount
Units outstanding at January 1, 2005	235,768	3,724,119	572,399	1,682,422	1,151,645	445,794
Units purchased	—	994,769	54,559	168,067	283,811	52,433
Units redeemed and transferred	(14,634)	437,344	(9,721)	(264,609)	(301,390)	(209,830)

Units outstanding at December 31, 2005	221,134	5,156,232	617,237	1,585,880	1,134,066	288,397
Units purchased	—	954,345	98,099	48,741	452,555	61,861
Units redeemed and transferred	(70,615)	2,757,759	(62,233)	(259,428)	(73,801)	(122,239)

Units outstanding at December 31, 2006	150,519	8,868,336	653,103	1,375,193	1,512,820	228,019

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2006

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	T.Rowe Price Small Cap Subaccount(1)	AllianceBernstein Growth Subaccount	AllianceBernstein Global Technology Subaccount	AllianceBernstein Large Cap Growth Subaccount	Dreyfus IP-Core Bond Subaccount	Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Subaccount
Units outstanding at January 1, 2005	—	566,800	99,451	102,949	472,842	550,425
Units purchased	—	45,689	—	159,142	107,767	2,630
Units redeemed and transferred	—	(136,772)	(48,979)	(16,992)	36,851	106,111

Units outstanding at December 31, 2005	—	475,717	50,472	245,099	617,460	659,166
Units purchased	82,778	—	—	—	23,187	2,113
Units redeemed and transferred	16,293	(113,031)	(36,345)	(126,377)	(74,374)	(124,795)

Units outstanding at December 31, 2006	99,071	362,686	14,127	118,722	566,273	536,484

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2006

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Dreyfus VIF - Appreciation Subaccount	Transamerica Small/Mid Cap Value Subaccount	Seligman Global Technology Subaccount	Seligman Communications and Information Subaccount	Seligman Capital Subaccount	Equity Index Subaccount
Units outstanding at January 1, 2005	587,749	255,371	139,138	155,110	173,565	16,807,788
Units purchased	47,590	2,310	5,919	2,026	1,426	4,217,499
Units redeemed and transferred	(134,121)	(38,985)	(22,251)	(27,516)	652	161,601

Units outstanding at December 31, 2005	501,218	218,696	122,806	129,620	175,643	21,186,888
Units purchased	15,013	6,156	3,504	6,405	37,811	5,751,532
Units redeemed and transferred	(111,338)	(54,921)	(10,382)	(15,286)	(59,839)	(449,025)

Units outstanding at December 31, 2006	404,893	169,931	115,928	120,739	153,615	26,489,395

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2006

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Mid-Cap Index Subaccount	REIT Index Subaccount	Short-Term Investment Grade Subaccount	Total Bond Market Index Subaccount	Fidelity-VIP Mid Cap Subaccount	Fidelity-VIP Value Strategies Subaccount
Units outstanding at January 1, 2005	3,170,507	6,084,053	7,216,558	5,210,753	408,795	136,734
Units purchased	1,193,325	966,989	2,500,021	1,385,080	201,600	10,833
Units redeemed and transferred	653,240	(584,942)	2,411,955	1,452,926	303,217	45,338

Units outstanding at December 31, 2005	5,017,072	6,466,100	12,128,534	8,048,759	913,612	192,905
Units purchased	1,094,307	1,039,277	4,826,865	5,289,831	287,534	36,649
Units redeemed and transferred	(135,252)	(83,300)	49,427	874,480	261,468	37,686

Units outstanding at December 31, 2006	5,976,127	7,422,077	17,004,826	14,213,070	1,462,614	267,240

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2006

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

Fidelity-VIP Contrafund Subaccount (1)

Units outstanding at January 1, 2005	—
Units purchased	—
Units redeemed and transferred	—

Units outstanding at December 31, 2005	—
Units purchased	393,883
Units redeemed and transferred	836,591

Units outstanding at December 31, 2006	1,230,474

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2006

4.	Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Effective with the 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
VA Small Value
	12/31/2006	30,667,160	$1.50	to	$2.36	$77,681,682	0.89%	0.55% to 0.75%	20.30%	to	20.07%
	12/31/2005	24,957,802	1.24	to	1.96	60,675,001	0.35	0.55 to 0.75	5.38	to	5.17
	12/31/2004	16,093,803	1.18	to	1.87	51,589,802	0.41	0.55 to 0.75	18.13	to	22.22
	12/31/2003	10,789,421	1.53	to	1.53	37,817,873	0.15	0.60 to 0.75	65.18	to	64.93
	12/31/2002	8,429,817	0.93	to	0.93	22,626,081	0.31	0.60 to 0.75	(11.25)	to	(11.38)
VA Large Value
	12/31/2006	53,710,744	1.48	to	1.50	100,056,775	1.34	0.55 to 0.75	19.16	to	18.92
	12/31/2005	40,844,815	1.25	to	1.26	71,405,000	1.29	0.55 to 0.75	9.08	to	8.87
	12/31/2004	28,932,369	1.14	to	1.16	58,603,727	1.15	0.55 to 0.75	14.22	to	16.51
	12/31/2003	18,837,435	1.00	to	0.99	40,741,397	1.37	0.60 to 0.75	33.68	to	33.48
	12/31/2002	12,310,570	0.75	to	0.74	27,669,186	1.19	0.60 to 0.75	(20.84)	to	(20.96)
VA International Value
	12/31/2006	27,800,655	1.87	to	2.37	75,636,494	3.12	0.55 to 0.75	33.74	to	33.47
	12/31/2005	22,305,648	1.39	to	1.78	52,501,438	2.59	0.55 to 0.75	15.80	to	15.57
	12/31/2004	16,401,115	1.20	to	1.54	41,382,436	2.26	0.55 to 0.75	20.46	to	25.78
	12/31/2003	11,098,624	1.23	to	1.22	28,382,622	1.92	0.60 to 0.75	49.33	to	49.11
	12/31/2003	8,115,826	0.82	to	0.82	18,533,953	2.21	0.60 to 0.75	(9.24)	to	(9.37)
VA International Small
	12/31/2006	18,207,556	1.78	to	2.69	51,766,675	2.08	0.55 to 0.75	24.14	to	23.90
	12/31/2005	14,852,129	1.44	to	2.17	39,562,080	1.88	0.55 to 0.75	21.13	to	20.89
	12/31/2004	10,805,518	1.18	to	1.80	29,579,381	2.28	0.55 to 0.75	18.47	to	27.98
	12/31/2003	6,195,072	1.41	to	1.40	17,536,594	2.31	0.60 to 0.75	56.65	to	56.42
	12/31/2002	4,606,909	0.90	to	0.90	10,631,999	1.94	0.60 to 0.75	2.75	to	2.60
VA Short-Term Fixed
	12/31/2006	36,174,527	1.06	to	1.12	50,652,716	4.06	0.55 to 0.75	4.06	to	3.85
	12/31/2005	27,679,474	1.02	to	1.08	41,391,161	2.89	0.55 to 0.75	1.62	to	1.42
	12/31/2004	19,963,109	1.00	to	1.06	33,519,396	1.46	0.55 to 0.75	0.22	to	0.02
	12/31/2003	12,366,119	1.07	to	1.06	28,038,513	1.30	0.60 to 0.75	0.80	to	0.64
	12/31/2002	8,009,301	1.06	to	1.06	22,732,503	2.35	0.60 to 0.75	3.06	to	2.90
VA Global Bond
	12/31/2006	44,480,184	1.07	to	1.21	62,994,230	0.39	0.55 to 0.75	3.17	to	2.96
	12/31/2005	34,376,105	1.04	to	1.18	51,853,046	5.33	0.55 to 0.75	1.12	to	0.92
	12/31/2004	19,304,418	1.03	to	1.17	35,449,098	2.20	0.55 to 0.75	2.70	to	2.01
	12/31/2003	11,250,537	1.15	to	1.15	26,623,581	3.04	0.60 to 0.75	2.18	to	2.03
	12/31/2002	6,783,049	1.13	to	1.12	20,281,068	2.98	0.60 to 0.75	9.29	to	9.13

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2006

Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Federated American Leaders
	12/31/2006	2,221,865	$1.33	to	$1.26	$5,496,196	1.51%	0.55% to 0.75%	16.17%	to	15.94%
	12/31/2005	2,346,188	1.14	to	1.09	5,242,039	1.59	0.55 to 0.75	4.45	to	4.24
	12/31/2004	2,304,952	1.09	to	1.04	5,576,364	1.42	0.55 to 0.75	9.32	to	8.96
	12/31/2003	2,096,729	0.96	to	0.96	6,252,687	1.54	0.60 to 0.75	26.93	to	26.74
	12/31/2002	2,095,034	0.76	to	0.76	5,944,038	1.12	0.60 to 0.75	(20.69)	to	(20.81)
Federated Capital Income
	12/31/2006	833,459	1.34	to	1.09	1,266,139	6.32	0.55 to 0.75	15.01	to	14.78
	12/31/2005	435,087	1.16	to	0.95	927,946	4.60	0.55 to 0.75	5.70	to	5.50
	12/31/2004	256,660	1.10	to	0.90	787,942	4.43	0.55 to 0.75	9.92	to	9.10
	12/31/2003	321,788	0.83	to	0.82	785,859	6.05	0.60 to 0.75	19.95	to	19.77
	12/312002	169,266	0.69	to	0.69	656,852	5.72	0.60 to 0.75	(24.40)	to	(24.52)
Federated Prime Money
	12/31/2006	12,313,575	1.07	to	1.08	15,708,363	4.43	0.55 to 0.75	3.98	to	3.78
	12/31/2005	7,742,333	1.02	to	1.04	10,776,956	2.80	0.55 to 0.75	2.14	to	1.94
	12/31/2004	5,516,033	1.00	to	1.02	8,897,687	0.87	0.55 to 0.75	0.28	to	0.06
	12/31/2003	4,978,817	1.02	to	1.02	9,766,051	0.80	0.60 to 0.75	0.08	to	(0.07)
	12/31/2002	10,941,419	1.02	to	1.02	20,919,459	1.50	0.60 to 0.75	0.77	to	0.62
Federated High Income Bond
	12/31/2006	4,646,461	1.21	to	1.49	10,311,507	8.19	0.55 to 0.75	10.20	to	9.98
	12/31/2005	4,891,372	1.10	to	1.35	10,347,153	8.05	0.55 to 0.75	2.10	to	1.90
	12/31/2004	4,823,041	1.08	to	1.33	11,033,453	7.06	0.55 to 0.75	7.93	to	9.64
	12/31/2003	7,046,308	1.21	to	1.21	13,460,004	7.29	0.60 to 0.75	21.49	to	21.31
	12/31/2002	5,241,215	1.00	to	1.00	9,372,284	9.42	0.60 to 0.75	0.78	to	0.63
Federated Fund for U.S. Government Securities II
	12/31/2006	3,608,568	1.09	to	1.22	7,591,729	4.31	0.55 to 0.75	3.57	to	3.36
	12/31/2005	3,597,501	1.05	to	1.18	8,208,556	3.98	0.55 to 0.75	1.47	to	1.27
	12/31/2004	2,535,480	1.03	to	1.17	7,557,583	4.52	0.55 to 0.75	3.29	to	2.84
	12/31/2003	2,383,113	1.14	to	1.14	8,518,340	3.84	0.60 to 0.75	1.75	to	1.60
	12/31/2002	2,827,231	1.12	to	1.12	11,402,765	3.78	0.60 to 0.75	8.40	to	8.24
Wanger U.S. Smaller Companies
	12/31/2006	5,180,909	1.38	to	1.65	11,015,170	0.22	0.55 to 0.75	7.29	to	7.07
	12/31/2005	4,263,838	1.28	to	1.54	9,883,416	0.00	0.55 to 0.75	10.65	to	10.43
	12/31/2004	3,118,480	1.16	to	1.40	8,739,634	0.00	0.55 to 0.75	15.98	to	17.45
	12/31/2003	2,625,428	1.19	to	1.19	9,540,573	0.00	0.60 to 0.75	42.37	to	42.16
	12/31/2002	1,763,435	0.84	to	0.84	4,582,950	0.00	0.60 to 0.75	(17.31)	to	(17.43)

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2006

Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Wanger International Small Cap
	12/31/2006	2,388,081	$2.01	to	$2.29	$7,505,466	0.52%	0.55% to 0.75%	36.41%	to	36.14%
	12/31/2005	2,036,813	1.47	to	1.68	5,582,393	0.99	0.55 to 0.75	20.86	to	20.62
	12/31/2004	1,489,696	1.22	to	1.39	4,452,942	0.84	0.55 to 0.75	21.90	to	29.30
	12/31/2003	1,008,647	1.08	to	1.08	4,301,370	0.21	0.60 to 0.75	47.98	to	47.76
	12/31/2002	633,258	0.73	to	0.73	2,265,990	0.00	0.60 to 0.75	(14.34)	to	(14.47)
Gartmore GVIT Developing Markets
	12/31/2006	3,308,681	2.06	to	2.86	10,383,566	0.58	0.55 to 0.75	33.84	to	33.58
	12/31/2005	2,300,329	1.54	to	2.14	6,649,247	0.52	0.55 to 0.75	30.80	to	30.54
	12/31/2004	1,471,937	1.18	to	1.64	4,366,843	0.60	0.55 to 0.75	17.95	to	18.89
	12/31/2003	1,039,414	1.38	to	1.38	3,213,989	0.07	0.60 to 0.75	58.75	to	58.51
	12/31/2002	860,048	0.87	to	0.87	2,014,526	0.15	0.60 to 0.75	(10.22)	to	(10.36)
WFAVT Small/MidCap Value
	12/31/2006	1,078,631	1.58	to	1.57	2,555,656	0.00	0.55 to 0.75	15.09	to	14.86
	12/31/2005	1,242,122	1.38	to	1.37	2,487,979	0.39	0.55 to 0.75	15.87	to	15.64
	12/31/2004	1,085,135	1.19	to	1.18	2,036,631	0.00	0.55 to 0.75	18.70	to	15.89
	12/31/2003	1,211,102	1.02	to	1.02	1,924,718	0.11	0.60 to 0.75	37.57	to	37.37
	12/31/2002	1,123,357	0.74	to	0.74	1,605,909	0.52	0.60 to 0.75	(23.62)	to	(23.73)
Columbia Small Company Growth
	12/31/2006	1,884,700	1.23	to	1.30	3,233,344	0.00	0.55 to 0.75	11.79	to	11.57
	12/31/2005	1,385,036	1.10	to	1.17	2,342,609	0.00	0.55 to 0.75	2.15	to	1.95
	12/31/2004	957,580	1.08	to	1.15	1,713,661	0.00	0.55 to 0.75	7.61	to	10.65
	12/31/2003	757,613	1.04	to	1.04	1,451,054	0.00	0.60 to 0.75	43.26	to	43.05
	12/31/2002	600,718	0.73	to	0.72	833,414	0.00	0.60 to 0.75	(24.74)	to	(24.85)
Credit Suisse - International Focus
	12/31/2006	1,577,550	1.58	to	1.53	3,924,901	1.07	0.55 to 0.75	18.01	to	17.77
	12/31/2005	1,379,814	1.34	to	1.30	3,065,472	0.91	0.55 to 0.75	16.80	to	16.57
	12/31/2004	970,271	1.15	to	1.12	2,416,084	1.02	0.55 to 0.75	14.59	to	13.89
	12/31/2003	694,514	0.98	to	0.98	2,054,517	0.76	0.60 to 0.75	32.30	to	32.10
	12/31/2002	511,415	0.74	to	0.74	1,487,993	0.00	0.60 to 0.75	(20.55)	to	(20.66)
Credit Suisse - Small Cap Core I
	12/31/2006	1,721,896	1.08	to	1.11	2,928,882	0.00	0.55 to 0.75	4.20	to	3.99
	12/31/2005	1,150,103	1.03	to	1.07	2,240,316	0.00	0.55 to 0.75	(3.21)	to	(3.40)
	12/31/2004	924,965	1.07	to	1.11	2,355,321	0.00	0.55 to 0.75	6.83	to	10.04
	12/31/2003	886,622	1.01	to	1.01	2,339,797	0.00	0.60 to 0.75	47.66	to	47.44
	12/31/2002	1,324,553	0.68	to	0.68	2,069,411	0.00	0.60 to 0.75	(34.09)	to	(34.19)

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2006

Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Asset Allocation - Growth
	12/31/2006		1,676,967	$1.44	to	$1.52	$2,501,658	1.12%	0.55% to 0.75%	14.99%	to	14.76%
	12/31/2005		737,730	1.25	to	1.33	973,173	0.44	0.55 to 0.75	11.63	to	11.41
	12/31/2004		698,215	1.12	to	1.19	825,145	0.08	0.55 to 0.75	11.88	to	13.33
	12/31/2003		444,719	0.83	to	1.05	468,083	0.16	0.60 to 0.75	30.02	to	29.83
	12/31/2002	(1)	66,702	0.81	to	0.81	54,008	0.00	0.60 to 0.75	(19.03)	to	(19.11)
Asset Allocation - Conservative
	12/31/2006		1,154,943	1.23	to	1.36	1,545,030	3.55	0.55 to 0.75	8.85	to	8.63
	12/31/2005		833,487	1.13	to	1.25	1,043,654	2.95	0.55 to 0.75	4.61	to	4.40
	12/31/2004		593,394	1.08	to	1.20	711,655	0.34	0.55 to 0.75	7.87	to	8.90
	12/31/2003		399,572	1.10	to	1.10	440,097	0.10	0.60 to 0.75	22.18	to	22.00
	12/31/2002	(1)	183,067	0.90	to	0.90	165,034	0.00	0.60 to 0.75	(9.82)	to	(9.91)
Asset Allocation - Moderate
	12/31/2006		1,528,660	1.29	to	1.41	2,146,479	2.66	0.55 to 0.75	10.87	to	10.65
	12/31/2005		430,644	1.17	to	1.27	543,989	2.07	0.55 to 0.75	6.86	to	6.65
	12/31/2004		327,937	1.09	to	1.20	393,307	0.18	0.55 to 0.75	9.20	to	10.56
	12/31/2003		111,467	1.08	to	1.08	120,801	0.12	0.60 to 0.75	24.12	to	23.94
	12/31/2002	(1)	20,819	0.87	to	0.87	18,177	0.00	0.60 to 0.75	(12.69)	to	(12.78)
Asset Allocation - Moderate Growth
	12/31/2006		2,562,403	1.38	to	1.48	3,709,041	1.53	0.55 to 0.75	13.21	to	12.99
	12/31/2005		2,397,184	1.22	to	1.31	3,092,802	1.18	0.55 to 0.75	9.31	to	9.09
	12/31/2004		1,665,984	1.11	to	1.20	2,004,472	0.21	0.55 to 0.75	11.28	to	12.70
	12/31/2003		1,211,295	1.07	to	1.06	1,291,995	0.19	0.60 to 0.75	26.41	to	26.22
	12/31/2002	(1)	44,780	0.84	to	0.84	37,810	0.00	0.60 to 0.75	(15.56)	to	(15.65)
MFS International Equity
	12/31/2006		1,308,469	1.54	to	1.53	2,017,940	1.36	0.55 to 0.75	22.40	to	22.15
	12/31/2005		951,900	1.26	to	1.26	1,201,528	0.79	0.55 to 0.75	12.25	to	12.03
	12/31/2004		744,289	1.12	to	1.12	837,402	0.00	0.55 to 0.75	12.29	to	13.49
	12/31/2003		961,573	0.99	to	0.99	951,096	0.00	0.60 to 0.75	24.54	to	24.36
	12/31/2002	(1)	2,622,989	0.80	to	0.79	2,084,357	0.02	0.60 to 0.75	(20.46)	to	(20.54)
Capital Guardian Global
	12/31/2006		451,942	1.37	to	1.36	616,052	2.22	0.55 to 0.75	13.70	to	13.47
	12/31/2005		400,635	1.20	to	1.20	481,022	0.44	0.55 to 0.75	9.58	to	9.36
	12/31/2004	(1)	242,258	1.10	to	1.09	265,538	0.19	0.55 to 0.75	9.63	to	9.49

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2006

Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Capital Guardian Value
	12/31/2006		1,465,145	$1.42	to	$1.41	$2,070,671	1.45%	0.55% to 0.75%	15.86%	to	15.63%
	12/31/2005		1,221,055	1.22	to	1.22	1,490,794	1.07	0.55 to 0.75	7.12	to	6.91
	12/31/2004	(1)	904,940	1.14	to	1.14	1,032,222	0.41	0.55 to 0.75	14.13	to	13.99
Clarion Global Real Estate Securities
	12/31/2006		1,207,881	2.18	to	3.01	5,890,112	1.36	0.55 to 0.75	41.50	to	41.22
	12/31/2005		1,095,502	1.54	to	2.13	4,235,450	1.61	0.55 to 0.75	12.85	to	12.63
	12/31/2004		1,249,902	1.36	to	1.89	4,681,335	1.95	0.55 to 0.75	36.26	to	31.87
	12/31/2003		1,046,561	1.44	to	1.43	4,303,391	1.56	0.60 to 0.75	34.93	to	34.73
	12/31/2002		1,789,691	1.07	to	1.06	3,997,335	1.59	0.60 to 0.75	2.98	to	2.83
Transamerica Science and Technology
	12/31/2006		3,421	1.10	to	1.51	5,159	0.00	0.55 to 0.75	0.45	to	0.26
	12/31/2005		34,691	1.10	to	1.50	52,268	0.85	0.55 to 0.75	1.50	to	1.30
	12/31/2004		20,901	1.08	to	1.48	31,103	0.00	0.55 to 0.75	7.94	to	7.25
	12/31/2003		16,459	1.39	to	1.38	22,803	0.00	0.60 to 0.75	50.05	to	49.83
	12/31/2002	(1)	1,641	0.92	to	0.92	1,513	0.00	0.60 to 0.75	(7.67)	to	(7.74)
Templeton Transamerica Global
	12/31/2006		424,273	1.38	to	1.61	673,987	0.76	0.55 to 0.75	18.14	to	17.91
	12/31/2005		458,810	1.17	to	1.37	623,835	1.04	0.55 to 0.75	6.88	to	6.67
	12/31/2004		474,094	1.09	to	1.28	141,198	0.06	0.55 to 0.75	9.14	to	8.65
	12/31/2003		66,025	8.83	to	8.83	582,897	0.00	.65	22.46	to	22.46
	12/31/2002		115,587	7.21	to	7.21	833,313	2.41	.65	(26.50)	to	(26.50)
J.P. Morgan Enhanced Index
	12/31/2006		2,520,138	1.30	to	1.17	7,708,158	1.13	0.55 to 0.75	14.68	to	14.45
	12/31/2005		2,500,090	1.13	to	1.02	7,837,526	1.36	0.55 to 0.75	2.89	to	2.69
	12/31/2004		2,287,600	1.10	to	1.00	7,157,519	0.84	0.55 to 0.75	9.75	to	10.19
	12/31/2003		3,322,525	0.91	to	0.90	9,983,002	0.48	0.60 to 0.75	28.18	to	27.99
	12/31/2002		1,954,204	0.71	to	0.71	5,455,065	0.41	0.60 to 0.75	(25.04)	to	(25.15)
PIMCO Total Return
	12/31/2006		16,530,208	1.10	to	1.20	19,591,517	3.63	0.55 to 0.75	3.64	to	3.44
	12/31/2005		8,834,928	1.06	to	1.16	10,105,085	1.94	0.55 to 0.75	1.77	to	1.57
	12/31/2004		5,245,053	1.04	to	1.14	5,947,315	1.40	0.55 to 0.75	4.02	to	3.72
	12/31/2003		3,712,684	1.10	to	1.10	4,093,480	1.20	0.60 to 0.75	4.28	to	4.12
	12/31/2002	(1)	1,976,562	1.06	to	1.06	2,090,428	0.00	0.60 to 0.75	5.78	to	5.67

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2006

Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Legg Mason Partners All Cap
	12/31/2006		150,519	$1.31	to	$1.29	$194,853	1.03%	0.55% to 0.75%	17.91%	to	17.68%
	12/31/2005		221,134	1.11	to	1.09	243,060	0.65	0.55 to 0.75	3.51	to	3.31
	12/31/2004		235,768	1.07	to	1.06	250,525	0.17	0.55 to 0.75	7.18	to	8.33
	12/31/2003		294,853	0.98	to	0.98	288,758	0.42	0.60 to 0.75	34.35	to	34.15
	12/31/2002		260,184	0.73	to	0.73	189,514	1.05	0.60 to 0.75	(25.16)	to	(25.27)
Transamerica Equity
	12/31/2006		8,868,336	1.40	to	1.38	12,343,969	0.00	0.55 to 0.75	8.12	to	7.91
	12/31/2005		5,156,232	1.30	to	1.28	6,642,561	0.36	0.55 to 0.75	15.90	to	15.67
	12/31/2004		3,724,119	1.12	to	1.11	4,140,570	0.00	0.55 to 0.75	11.85	to	14.94
	12/31/2003		1,379,412	0.97	to	0.96	1,332,916	0.00	0.60 to 0.75	30.44	to	30.25
	12/31/2002		315,896	0.74	to	0.74	233,965	0.00	0.60 to 0.75	(22.71)	to	(22.82)
Transamerica Growth Opportunities
	12/31/2006		653,103	1.30	to	1.76	1,138,967	0.23	0.55 to 0.75	4.53	to	4.32
	12/31/2005		617,237	1.24	to	1.69	1,040,784	0.00	0.55 to 0.75	15.59	to	15.37
	12/31/2004		572,399	1.07	to	1.46	839,620	0.00	0.55 to 0.75	7.25	to	15.76
	12/31/2003		302,304	1.27	to	1.27	383,368	0.00	0.60 to 0.75	30.43	to	30.24
	12/31/2002		306,945	0.97	to	0.97	298,625	0.00	0.60 to 0.75	(14.82)	to	(14.95)
Transamerica Value Balanced
	12/31/2006		1,375,193	1.33	to	1.40	1,932,313	1.69	0.55 to 0.75	14.64	to	14.41
	12/31/2005		1,585,880	1.16	to	1.23	1,947,333	2.68	0.55 to 0.75	6.01	to	5.80
	12/31/2004		1,682,422	1.09	to	1.16	1,955,214	4.22	0.55 to 0.75	9.04	to	9.14
	12/31/2003		168,779	1.06	to	1.06	179,583	4.29	0.60 to 0.75	19.45	to	19.27
	12/31/2002	(1)	46,016	0.89	to	0.89	41,008	1.50	0.60 to 0.75	(10.88)	to	(10.97)
Van Kampen Active International Allocation
	12/31/2006		1,512,820	1.60	to	1.60	4,186,521	0.32	0.55 to 0.75	22.83	to	22.59
	12/31/2005		1,134,066	1.30	to	1.30	3,454,932	3.54	0.55 to 0.75	13.17	to	12.95
	12/31/2004		1,151,645	1.15	to	1.15	3,291,782	2.08	0.55 to 0.75	14.81	to	15.18
	12/31/2003		1,102,418	1.00	to	1.00	3,161,796	1.78	0.60 to 0.75	32.02	to	31.82
	12/31/2002		1,789,415	0.76	to	0.76	4,284,484	0.18	0.60 to 0.75	(17.47)	to	(17.59)
Van Kampen Mid-Cap Growth
	12/31/2006		228,019	1.26	to	0.91	215,821	0.00	0.55 to 0.75	0.09	to	9.09
	12/31/2005		288,397	1.15	to	0.84	250,472	0.06	0.55 to 0.75	6.96	to	6.75
	12/31/2004		445,794	1.08	to	0.78	351,856	0.00	0.55 to 0.75	7.79	to	6.34
	12/31/2003		434,712	0.74	to	0.74	321,632	0.00	0.60 to 0.75	27.39	to	27.20
	12/31/2002	(1)	323,010	0.58	to	0.58	187,564	0.12	0.60 to 0.75	(33.46)	to	(33.56)

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2006

Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
T.Rowe Price Small Cap
	12/31/2006	99,071	$0.95	to	$0.95	$94,525	0.00%	0.55% to 0.75%	-4.54%	to	-4.67%
AllianceBernstein Growth
	12/31/2006	362,686	1.18	to	1.08	393,719	0.00	0.55 to 0.75	(1.78)	to	(1.97)
	12/31/2005	475,717	1.20	to	1.10	526,051	0.00	0.55 to 0.75	11.03	to	10.81
	12/31/2004	566,800	1.08	to	0.99	564,715	0.00	0.55 to 0.75	8.41	to	13.68
	12/31/2003	401,779	0.88	to	0.87	351,789	0.00	0.60 to 0.75	33.90	to	33.70
	12/31/2002	206,295	0.65	to	0.65	134,871	0.00	0.60 to 0.75	(28.69)	to	(28.80)
AllianceBernstein Global Technology
	12/31/2006	14,127	1.23	to	0.87	12,406	0.00	0.55 to 0.75	7.79	to	7.58
	12/31/2005	50,472	1.14	to	0.81	41,203	0.00	0.55 to 0.75	3.08	to	2.88
	12/31/2004	99,451	1.11	to	0.79	78,861	0.00	0.55 to 0.75	10.56	to	4.30
	12/31/2003	673,368	0.76	to	0.76	509,968	0.00	0.60 to 0.75	42.93	to	42.72
	12/31/2002	57,016	0.53	to	0.53	30,278	0.00	0.60 to 0.75	(42.15)	to	(42.24)
AllianceBernstein Large Cap Growth
	12/31/2006	118,722	1.23	to	0.95	113,731	0.00	0.55 to 0.75	(1.18)	to	(1.38)
	12/31/2005	245,099	1.25	to	0.96	237,551	0.00	0.55 to 0.75	14.22	to	13.99
	12/31/2004	102,949	1.09	to	0.85	103,234	0.00	0.55 to 0.75	9.18	to	7.54
	12/31/2003	85,856	0.79	to	0.79	67,749	0.00	0.60 to 0.75	22.63	to	22.45
	12/31/2002	194,796	0.64	to	0.64	125,400	0.00	0.60 to 0.75	(31.25)	to	(31.36)
Dreyfus IP-Core Bond
	12/31/2006	566,273	1.12	to	1.24	694,596	4.81	0.55 to 0.75	4.35	to	4.15
	12/31/2005	617,460	1.07	to	1.20	730,101	3.70	0.55 to 0.75	1.56	to	1.36
	12/31/2004	472,842	1.05	to	1.18	559,450	4.07	0.55 to 0.75	5.36	to	3.59
	12/31/2003	749,486	1.14	to	1.14	854,953	4.13	0.60 to 0.75	6.48	to	6.32
	12/31/2002	549,261	1.07	to	1.07	588,827	5.12	0.60 to 0.75	6.15	to	5.99
Dreyfus Socially Responsible Growth Fund, Inc. - Service Class
	12/31/2006	536,484	1.17	to	0.93	535,007	0.00	0.55 to 0.75	8.36	to	8.15
	12/31/2005	659,166	1.08	to	0.86	599,463	0.00	0.55 to 0.75	2.79	to	2.58
	12/31/2004	550,425	1.05	to	0.84	462,876	0.19	0.55 to 0.75	5.33	to	5.15
	12/31/2003	316,597	0.80	to	0.80	252,813	0.00	0.60 to 0.75	25.00	to	24.82
	12/31/2002	125,103	0.64	to	0.64	79,929	0.02	0.60 to 0.75	(29.56)	to	(29.66)

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2006

Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Dreyfus VIF - Appreciation
	12/31/2006		404,893	$1.23	to	$1.18	$480,636	1.56%	0.55% to 0.75%	15.57%	to	15.34%
	12/31/2005		501,218	1.06	to	1.02	513,706	0.00	0.55 to 0.75	3.55	to	3.34
	12/31/2004		587,749	1.03	to	0.99	582,178	1.23	0.55 to 0.75	2.53	to	4.01
	12/31/2003		845,531	0.95	to	0.95	804,276	1.32	0.60 to 0.75	20.11	to	19.93
	12/31/2002		574,346	0.79	to	0.79	454,819	1.31	0.60 to 0.75	(17.39)	to	(17.51)
Transamerica Small/Mid Cap Value
	12/31/2006		169,931	1.80	to	1.78	1,248,400	0.85	0.55 to 0.75	17.35	to	17.18
	12/31/2005		218,696	1.53	to	1.52	1,417,771	0.41	0.55 to 0.75	12.89	to	12.72
	12/31/2004		255,371	1.36	to	1.35	1,594,452	0.00	0.55 to 0.75	15.65	to	15.48
	12/31/2003		386,243	1.17	to	1.17	1,970,333	0.00	0.60 to 0.75	89.69	to	89.41
	12/31/2002		571,317	0.62	to	0.62	1,786,010	9.53	0.60 to 0.75	(39.83)	to	(39.91)
Seligman Global Technology
	12/31/2006		115,928	1.33	to	1.07	130,648	0.00	0.55 to 0.75	17.05	to	16.82
	12/31/2005		122,806	1.14	to	0.92	117,252	0.00	0.55 to 0.75	7.36	to	7.14
	12/31/2004		139,138	1.06	to	0.86	120,501	0.00	0.55 to 0.75	6.20	to	3.06
	12/31/2003		228,854	0.83	to	0.83	190,205	0.00	0.60 to 0.75	35.24	to	35.04
	12/31/2002		60,743	0.62	to	0.61	37,395	0.00	0.60 to 0.75	(32.19)	to	(32.30)
Seligman Communications and Information
	12/31/2006		120,739	1.42	to	1.27	158,596	0.00	0.55 to 0.75	21.35	to	21.11
	12/31/2005		129,620	1.17	to	1.05	139,955	0.00	0.55 to 0.75	6.94	to	6.73
	12/31/2004		155,110	1.10	to	0.99	154,809	0.00	0.55 to 0.75	9.70	to	10.03
	12/31/2003		172,452	0.90	to	0.90	154,807	0.00	0.60 to 0.75	43.20	to	42.98
	12/31/2002		41,798	0.63	to	0.63	26,242	0.00	0.60 to 0.75	(36.61)	to	(36.71)
Seligman Capital
	12/31/2006		153,615	1.23	to	1.08	168,914	0.00	0.55 to 0.75	5.23	to	5.02
	12/31/2005		175,643	1.17	to	1.03	180,990	0.00	0.55 to 0.75	11.59	to	11.37
	12/31/2004		173,565	1.05	to	0.92	160,383	0.00	0.55 to 0.75	4.55	to	7.49
	12/31/2003		88,290	0.86	to	0.86	75,822	0.00	0.60 to 0.75	34.95	to	34.75
	12/31/2002		97,158	0.64	to	0.64	61,846	0.00	0.60 to 0.75	(33.54)	to	(33.64)
Equity Index
	12/31/2006		26,489,395	1.31	to	1.37	35,943,428	1.51	0.55 to 0.75	15.08	to	14.85
	12/31/2005		21,186,888	1.14	to	1.19	25,114,687	1.64	0.55 to 0.75	4.22	to	4.02
	12/31/2004		16,807,788	1.09	to	1.14	19,241,296	1.11	0.55 to 0.75	9.30	to	9.98
	12/31/2003		9,586,616	1.04	to	1.04	9,995,961	1.05	0.60 to 0.75	27.70	to	27.51
	12/31/2002	(1)	4,236,075	0.82	to	0.82	3,459,340	0.00	0.60 to 0.75	(18.33)	to	(18.41)

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2006

Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Mid-Cap Index
	12/31/2006		5,976,127	$1.52	to	$1.62	$9,557,264	0.98%	0.55% to 0.75%	13.13%	to	12.91%
	12/31/2005		5,017,072	1.34	to	1.43	7,116,608	0.78	0.55 to 0.75	13.35	to	13.13
	12/31/2004		3,170,507	1.18	to	1.27	3,992,266	0.73	0.55 to 0.75	18.33	to	19.42
	12/31/2003		1,709,510	1.06	to	1.06	1,815,401	0.47	0.60 to 0.75	33.26	to	33.06
	12/31/2002	(1)	474,659	0.80	to	0.80	378,457	0.00	0.60 to 0.75	(20.26)	to	(20.34)
REIT Index
	12/31/2006		7,422,077	2.00	to	2.43	17,441,160	1.95	0.55 to 0.75	34.19	to	33.93
	12/31/2005		6,466,100	1.49	to	1.82	11,474,203	2.84	0.55 to 0.75	11.23	to	11.01
	12/31/2004		6,084,053	1.34	to	1.64	9,823,484	2.61	0.55 to 0.75	34.16	to	29.54
	12/31/2003		4,259,683	1.27	to	1.26	5,395,743	2.89	0.60 to 0.75	34.67	to	34.47
	12/31/2002	(1)	1,822,963	0.94	to	0.94	1,715,385	0.00	0.60 to 0.75	(5.90)	to	(5.99)
Short-Term Investment Grade
	12/31/2006		17,004,826	1.07	to	1.15	19,183,649	3.14	0.55 to 0.75	4.34	to	4.14
	12/31/2005		12,128,534	1.03	to	1.10	13,257,044	2.80	0.55 to 0.75	1.69	to	1.49
	12/31/2004		7,216,558	1.01	to	1.09	7,848,249	2.78	0.55 to 0.75	1.26	to	1.30
	12/31/2003		4,900,323	1.08	to	1.07	5,272,632	2.40	0.60 to 0.75	2.93	to	2.78
	12/31/2002	(1)	1,645,082	1.05	to	1.04	1,720,066	0.00	0.60 to 0.75	4.58	to	4.48
Total Bond Market Index
	12/31/2006		14,213,070	1.10	to	1.19	16,477,732	3.22	0.55 to 0.75	3.74	to	3.53
	12/31/2005		8,048,759	1.06	to	1.15	9,134,110	3.34	0.55 to 0.75	1.84	to	1.64
	12/31/2004		5,210,753	1.04	to	1.13	5,829,364	4.00	0.55 to 0.75	3.89	to	3.43
	12/31/2003		2,577,329	1.10	to	1.10	2,829,176	4.64	0.60 to 0.75	3.40	to	3.25
	12/31/2002	(1)	894,571	1.06	to	1.06	950,030	0.00	0.60 to 0.75	6.21	to	6.10
Fidelity-VIP Mid Cap
	12/31/2006		1,462,614	1.61	to	1.60	2,353,915	0.25	0.55 to 0.75	12.08	to	11.86
	12/31/2005		913,612	1.44	to	1.43	1,312,926	0.00	0.55 to 0.75	17.66	to	17.43
	12/31/2004	(1)	408,795	1.22	to	1.22	499,671	0.00	0.55 to 0.75	22.34	to	22.18
Fidelity-VIP Value Strategies
	12/31/2006		267,240	1.33	to	1.32	355,123	0.53	0.55 to 0.75	15.70	to	15.47
	12/31/2005		192,905	1.15	to	1.15	221,628	0.00	0.55 to 0.75	2.10	to	1.90
	12/31/2004	(1)	136,734	1.13	to	1.12	153,941	0.00	0.55 to 0.75	12.63	to	12.48

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2006

Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity-VIP Contrafund
	12/31/2006	1,230,474	$1.04	to	$1.04	$1,275,006	1.99%	0.55% to 0.75%	3.66%	to	3.53%

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from .25% to .60% of the average contract owner’s account value depending on the options selected. Refer to the product’s prospectus for specific details. Expense ratios for periods of less than one year have been annualized.

***	These amounts represent the total return for the period, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns reflect a full twelve month period except for those subaccounts indicated as being a partial year in the Organization and Summary of Significant Accounting Policies footnote and new expense ratios as follows:

Expense Ratio	Inception Date
.55%	May 1, 2004

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2006

Financial Highlights (continued)

There are subaccounts that have total returns outside of the range. Following is the list of the subaccounts and their corresponding total returns.

Subaccount	2004 Total Return Range
VA Small Value	18.13%	to	22.40%
VA Large Value	14.22	to	16.69
VA International Value	20.46	to	25.96
VA International Small	18.47	to	28.17
Federated High Income Bond	7.93	to	9.80
Wanger U.S. Smaller Companies	15.98	to	17.63
Wanger International Small Cap	21.90	to	29.49
Gartmore GVIT Developing Markets	17.95	to	19.07
Liberty Small Company Growth	7.61	to	10.81
Credit Suisse - Small Cap Growth	6.83	to	10.21
Asset Allocation - Growth	11.88	to	13.50
Asset Allocation - Conservative	7.87	to	9.06
Asset Allocation - Moderate	9.20	to	10.73
Asset Allocation - Moderate Growth	11.28	to	12.87
American Century International	12.29	to	13.66
J.P. Morgan Enhanced Index	9.75	to	10.35
Janus Growth	12.07	to	14.84
Salomon All Cap	7.18	to	8.49
Transamerica Equity	11.85	to	15.11
Transamerica Growth Opportunities	7.25	to	15.93
Transamerica Value Balanced	9.04	to	9.31
Van Kampen Active International Allocation	14.81	to	15.35
AllianceBernstein Growth	8.41	to	13.85
Dreyfus VIF - Appreciation	2.53	to	4.17
Seligman Communications and Information	9.70	to	10.20
Seligman Capital	1.26	to	7.66
Equity Index	9.30	to	10.14
Mid-Cap Index	18.33	to	19.60
Short-Term Investment Grade	1.26	to	1.45

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2006

5.	Administrative, Mortality, and Expense Risk Charge

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for PBL’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund Account. An annual charge of .40%, .45%, .50%, .60% (depending on the death benefit selected) is assessed.

An administrative charge equal to .15% annually is deducted from the unit values of the subaccounts of the Mutual Fund Account. This charge is assessed daily by PBL. PBL also deducts an annual policy fee of the lesser of 2% of the contract value or $30 per contract. The annual fee is deducted proportionately from the subaccounts’ accumulated value. These deductions represents reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account.

6.	Income Taxes

Operations of the Mutual Fund Account form a part of PBL, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of PBL for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PBL. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to PBL, as long as earnings are credited under the variable annuity contracts.

7.	Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

THE ADVISOR’S EDGE SELECT®

VARIABLE ANNUITY

Issued Through

Peoples Benefit Life Insurance Company

Separate Account V

By

Peoples Benefit Life Insurance Company

Prospectus

May 1, 2007

The Advisor’s Edge Select® Variable Annuity (the “Policy”) provides a means of investing on a tax-deferred basis in a variety of portfolios of underlying mutual funds (the “Portfolios”) and a fixed account which offers interest at rates that are guaranteed by Peoples Benefit Life Insurance Company. The Policy is an individual variable annuity policy and is intended for retirement savings or other long-term investment purposes. For investments in the Subaccounts, the Policy Owner (“You,” “Your”) bears all investment risk (including the possible loss of principal), and investment results are not guaranteed. The Policy provides a Right to Cancel period of at least 20 days (30 days or more in some instances) during which the Policy may be cancelled.

Before investing you should carefully read this prospectus and the accompanying prospectuses for the Portfolios of the underlying mutual funds. These prospectuses give you important information about the Policy and the Portfolios, including the objectives, risks, and strategies of the Portfolios ; you should keep them for future reference.

A Statement of Additional Information (“SAI”) for the Policy prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free by calling our Administrative Offices at 800-866-6007. The Table of Contents of the Statement of Additional Information is included at the end of this prospectus. Information about the variable annuity also can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. You may obtain information about the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

The Policy is not available in all states.

This prospectus does not constitute an offering in any jurisdiction where it would be unlawful to make an offering like this. We have not authorized anyone to give any information or make any representations about this offering other than those contained in this prospectus. You should not rely on any other information or representations.

Neither the Securities and Exchange Commission nor any state securities regulator has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

AEGON/Transamerica Series Trust – Initial Class

Portfolio Construction Manager: Morningstar Associates, LLC

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities

Clarion Global Real Estate Securities

Subadvised by JPMorgan Investment

Management, Inc.

JPMorgan Enhanced Index

Subadvised by MFS® Investment Management

MFS International Equity

Subadvised by Pacific Investment Management

Company, LLC

PIMCO Total Return

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Small Cap

Subadvised by Transamerica Investment

Management, LLC

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Value Balanced

Subadvised by Morgan Stanley Investment Management Inc.

Van Kampen Active International Allocation

Subadvised by Van Kampen Asset Management

Van Kampen Mid-Cap Growth

Columbia Funds Variable Insurance Trust – Trust Class A Shares

Advised by Columbia Management Advisors, Inc.

Columbia Small Company Growth Fund,

Variable Series

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Focus Portfolio

Credit Suisse Small Cap Core I Portfolio

Federated Insurance Series

Advised by Federated Equity Management Company

of Pennsylvania

Federated American Leaders Fund II

Federated Capital Income Fund II

Advised by Federated Investment

Management Company

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

Fidelity Variable Insurance Products Fund – Initial Class

Advised by Fidelity Management & Research Company

VIP Contrafund® Portfolio

VIP Mid Cap Portfolio

VIP Value Strategies Portfolio

Nationwide Variable Insurance Trust

Advised by Nationwide Fund Advisor

Gartmore NVIT Developing Markets Fund

Vanguard Variable Insurance Fund

Advised by Vanguard’s Quantitative Equity Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Advised by Schroeder Investment Management North America Inc. and Baillie Gifford Overseas Ltd.

International Portfolio

Advised by Vanguard’s Fixed Income Group

Short-Term Investment-Grade Portfolio

Total Bond Market Index Portfolio

Wanger Advisors Trust

Advised by Columbia Wanger Asset Management, L.P.

Wanger International Small Cap

Wanger U.S. Smaller Companies

Wells Fargo Advantage Variable Trust Funds

Advised by Wells Capital Management Incorporated

WFAVT Small/Mid Cap Value Fund

2

Contents

4	Summary

8	Fee Table

9	Example

10	The Annuity Policy

11	Purchase

12	Investment Choices

18	Performance

19	Expenses

22	Access To Your Money

23	Annuity Payments

26	Death Benefit

28	Taxes

32	Additional Features

36	Other Information

40	Table of Contents of Statement of Additional Information

41	Appendix A (Condensed Financial Information)

57	Appendix B: Policy Form Number AV375

3

SUMMARY

The numbered sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding numbered headings. Please read the full prospectus carefully.

1.	THE ANNUITY POLICY

The Advisor’s Edge Select® Variable Annuity

The Advisor’s Edge Select® Variable Annuity is a flexible-premium variable annuity offered by Peoples Benefit Life Insurance Company (“Peoples Benefit,” “We,” “Us,” “Our”). The Policy provides a means of investing on a tax-deferred basis in various Portfolios of the underlying funds and a fixed account offered by Peoples Benefit.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.

The Policy provides benefits in two distinct phases: accumulation and income.

The Accumulation Phase

During the Accumulation Phase, you choose to allocate your investment in the Policy among the various Portfolios and the fixed account available under the Policy. You can contribute additional amounts to the Policy and you can take withdrawals from the Policy during the Accumulation Phase. The value of your investment depends on the investment performance of the Portfolios of the underlying funds that you choose. Your earnings are generally not taxed during this phase unless you withdraw them.

The Income Phase

During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Policy. See ANNUITY PAYMENTS, for more information about Annuity Payment Options.

2.	PURCHASE

You can buy the Policy with a minimum investment of $10,000 for Non-Qualified Policies and $1,000 for Qualified Policies. You must obtain prior company approval to purchase a policy with an amount less than the required minimum. You can add $500 or more to Non-Qualified Policies and $25 or more to Qualified Policies at any time during the Accumulation Phase. Your Policy may not exceed $1,000,000 in total Premium Payments without our prior approval.

3.	INVESTMENT CHOICES

When you purchase the Policy, your Premium Payments are deposited into the Peoples Benefit Life Insurance Company Separate Account V (the “Separate Account”). The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios of the underlying mutual funds (the “Subaccounts”). The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Peoples Benefit, but are accounted for separately from the Company’s other assets and can be used only to satisfy its obligations to the Policy Owners.

You can allocate your Premium Payments to one or more Subaccounts that invest exclusively in shares of the following Portfolios described in the underlying funds’ prospectuses and to the fixed account. The fixed account offers an interest rate that Peoples Benefit guarantees. All of the following Subaccounts listed below are not available for investing by Owners of Policies issued with policy number AV375. For more information contact your agent.

Asset Allocation – Growth Portfolio – Initial Class

Asset Allocation – Moderate Portfolio – Initial Class

Asset Allocation – Moderate Growth Portfolio – Initial Class

Capital Guardian Global – Initial Class

Capital Guardian Value – Initial Class

Clarion Global Real Estate Securities – Initial Class (1)

JPMorgan Enhanced Index – Initial Class (1)

MFS International Equity – Initial Class

PIMCO Total Return – Initial Class

T. Rowe Price Small Cap – Initial Class

Transamerica Equity – Initial Class (1)

Transamerica Growth Opportunities – Initial Class

Transamerica Value Balanced – Initial Class (1)

Van Kampen Active International Allocation – Initial Class (1)

Van Kampen Mid-Cap Growth – Initial Class

Columbia Small Company Growth Fund,

Variable Series – Class A Shares(1)

Credit Suisse International Focus Portfolio(1)

4

Credit Suisse Small Cap Core I Portfolio(1)

Federated American Leaders Fund II(1)

Federated Capital Income Fund II(1)

Federated Fund for U.S. Government Securities II(1)

Federated High Income Bond Fund II(1)

Federated Prime Money Fund II(1)

Gartmore NVIT Developing Markets Fund(1)

Short-Term Investment-Grade Portfolio

Total Bond Market Index Portfolio

Equity Index Portfolio

Mid–Cap Index Portfolio

REIT Index Portfolio

Fidelity – VIP Contrafund® Portfolio – Initial Class

Fidelity – VIP Mid Cap Portfolio – Initial Class

Fidelity – VIP Value Strategies Portfolio – Initial Class

Wanger International Small Cap(1)

Wanger U.S. Smaller Companies(1)

WFAVT Small/Mid Cap Value Fund(1)

(1)	Owners of Policy Number AV375 may invest in these funds.

You can make or lose money in any of the Subaccounts that invest in these Portfolios depending on their investment performance.

4.	PERFORMANCE

The investment performance of the Subaccounts you choose directly affects the value of your Policy. For investments in the Subaccounts, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed.

From time to time, Peoples Benefit may advertise the investment performance of the Subaccounts. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission (“SEC”), as well as certain non-standardized methods.

Past performance does not indicate or predict future performance.

5.	EXPENSES

No sales load is deducted from Premium Payments.

No surrender charge applies to withdrawals. Full surrenders, partial withdrawals, and transfers from a Guaranteed Period Option of the fixed account may be subject to an Excess Interest Adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an Annuity Payment Option from a Guaranteed Period Option of the fixed account.

Peoples Benefit will deduct daily mortality and expense risk fees and administrative charges at an annual rate of either 1.45%, 1.50% or 1.60% from the assets in each Subaccount (depending on the death benefit you select).

On each Policy Anniversary and at the time of surrender during any Policy Year before the Annuity Commencement Date, we reserve the right to assess a service charge of up to $30 for policy administration expenses. The Service Charge will not be deducted on a Policy Anniversary or at the time of surrender if, at either of these times, (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; (2) the Policy Value equals or exceeds $50,000, or (3) the Policy is a Qualified Policy.

You will also pay certain expenses associated with the operation of the Portfolios of the underlying funds.

If you elect the Additional Death Benefit option, there is an annual fee during the Accumulation Phase of 0.25% of the Policy Value.

If you elect the Additional Death Distribution—II option, there is an annual fee of 0.55% of the Policy Value.

If you elect the Initial Payment Guarantee when you annuitize, there is an additional fee equal to an annual rate of 1.25% of the daily net asset value in the Subaccounts.

6.	ACCESS TO YOUR MONEY

You can take money out of your Policy at any time during the Accumulation Phase. Each withdrawal you make must be at least $500. If you have Policy Value in the fixed account, you may take up to 10% free of Excess Interest Adjustments. Amounts withdrawn from the fixed account in excess of the 10% free amount, may be subject to Excess Interest Adjustments. You may have to pay income tax and a tax penalty on any money you take out. Withdrawals may be restricted under Qualified Policies.

7.	ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Policy allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a number of years. Most Annuity Payment Options are

5

available on either a variable basis (where the amount of each payment rises or falls depending on the investment performance of the Portfolios of the underlying funds you have chosen) or a fixed basis (where the amount of each payment will remain level). If you select a variable payment option, the dollar amount of your payments may go up or down, although under the Initial Payment Guarantee, Peoples Benefit will guarantee a minimum amount of your annuity payments. There is an extra charge for this guarantee.

8.	DEATH BENEFIT

If you are both the owner and the annuitant and you die before the Income Phase begins, then your beneficiary will receive a death benefit.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your advisor if you have questions.

You may choose one of the following guaranteed minimum death benefits:

•	Return of Premium—available if the owner or annuitant is age 0 to 85 on the Policy Date;

•	6 Year Step-Up To Age 81—available if the owner or annuitant is age 0 to 75 on the Policy Date; or

•	Double Enhanced Death Benefit—available if the owner or annuitant is age 0 to 79 on the Policy Date.

If the guaranteed minimum death benefit is not available because of the age of the owner or annuitant, the death benefit will be the greater of the Policy Value or the Cash Value as of the date of death.

If the owner is not the annuitant, no death benefit is paid if the owner dies.

9.	TAXES

In general, you are not taxed on earnings on your investment in the Policy until you withdraw them or receive Annuity Payments. Earnings are taxed as ordinary income. During the Accumulation Phase, for tax purposes withdrawals are taken from earnings first, then from your investment in the Policy. For Annuity Payments, payments come partially from earnings and partially from your investment. You are taxed only on the earnings portion of each Annuity Payment. If you receive money from the Policy before age 59 1/2, you may have to pay a 10% penalty tax on the earnings portion received.

10.	ADDITIONAL FEATURES

This Policy has additional features that might interest you. These features are not available in all states and may not be suitable for your particular situation. These include the following:

•

You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your Policy is in the Accumulation Phase. This feature is referred to as the “systematic payout option.” Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•

You can elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Additional Death Benefit” (“ADB”) and Additional Death Distribution - II (“ADD-II”). There is an extra charge for these riders.

•

You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial payment. This feature is called the “Initial Payment Guarantee”. There is an extra charge for this rider.

•

Under certain medically related circumstances, we will allow you to surrender or partially withdraw your Policy Value without an Excess Interest Adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•	Under certain unemployment circumstances, you may withdraw all or a portion of the Policy Value free of Excess Interest Adjustments. This feature is called the “Unemployment Waiver.”

•	You may make transfers and/or change the allocation of additional Premium Payments by telephone.

•

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the Policy Value among the various subaccounts. This feature is called “Asset Rebalancing.”

•

You can arrange to have a certain amount of money (at least $500) automatically transferred from the fixed account or a money market Subaccount either monthly or quarterly, into your choice of Subaccounts. This feature is called “Dollar Cost Averaging.”

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These features are not available in all states, may vary by state, and may not be suitable for your particular situation.

11.	OTHER INFORMATION

Right to Cancel Period

The Policy provides for a Right to Cancel Period of 20 days (30 or more days in some instances as specified in your Policy) plus a 5-day period to allow for mail delivery. The amount of the refund will generally be the Policy Value. No fees or charges will be deducted from the Policy Value (except separate account charges that are included in the Policy Value calculation.) Premium Payments (with no fees or charges deducted) will be returned in states that require this for cancellations during the Right to Cancel Period. You bear the risk of any decline in Policy Value during the Right to Cancel Period. To cancel your investment, please return your Policy to us or to the advisor from whom you purchased the Policy.

Section 1035 Exchanges

Before exchanging one annuity for another under Section 1035 of the Internal Revenue Code (“1035 Exchange”), you should compare both annuities carefully. If you exchange an annuity contract for the Policy described in this prospectus, you might have to pay a surrender charge and tax, including a penalty tax, on your old annuity contract, there will be a new surrender charge period for this Policy, other fees and charges may be higher (or lower) under this Policy, and the benefits under this Policy may be different. You should not exchange another annuity contract for this Policy unless you determine, after knowing all of the facts, that the change is in your best interest and not just better for the person trying to sell you this Policy. If you decide to purchase this Policy through a 1035 Exchange, you should speak to your financial professional or tax advisor to make sure that the transaction will be tax free. If you surrender your old annuity contract for cash and then buy a new annuity contract, for example, you will have to pay tax on the surrender.

State Variations

Certain provisions of the Policy may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your Policy for specific variations since any such state variation will be included in your Policy. See your advisor or contract us for specific information that may be applicable to your state.

Peoples Benefit Life Insurance Company

Peoples Benefit Life Insurance Company is a life insurance company incorporated under Iowa law. It is principally engaged in offering life insurance and annuity policies.

Peoples Benefit Life Insurance Company Separate Account V

The Separate Account is a unit investment trust registered with the SEC and operating under Iowa law. The Separate Account has various Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying funds.

12.	INQUIRIES AND POLICY AND POLICYHOLDER INFORMATION

If you need more information about The Advisor’s Edge Select® Variable Annuity or want to make a transaction, call or write: to our Administrative and Service Office at:Peoples Benefit Life Insurance Company, Variable Annuity Department, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, 800-866-6007.

If you have questions about your Policy, please telephone our Administrative and Service Offices at 800-866-6007 Monday through Friday between the hours of 8 a.m. and 6 p.m. Eastern time. Please have ready the Policy number and the Policy Owner’s name when you call. As Policy Owner, you will receive periodic statements confirming any transactions that take place as well as quarterly and annual statements.

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FEE TABLE(1)

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy, surrender the Policy, or transfer cash value between investment options. State premium taxes may also be deducted, and Excess Interest Adjustments may be made to amounts surrendered or applied to Annuity Payment Options from Cash Value from the fixed account. For a complete discussion of Policy costs and expenses, see Section 5, “Expenses.”

Policy Owner Transaction Expenses

Sales Load Imposed on Premiums	None
Contingent Deferred Sales Load (surrender charge)(2)	None
Transfer Fees(3)	$0 - $10
Special Service Fee	$0 - $25

(1)	During the income phase, the fees may be different than those described in the fee table. See Section 5, “Expenses.”

(2)	If you select the Life With Emergency CashSM annuity payment option, you will be subject to a surrender charge after the Annuity Commencement Date. See Section 5, “Expenses.”

(3)	Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the investment portfolios’ fees and expenses.

Annual Policy Service Charge(1)	$30
Separate Account Annual Expenses (as a percentage of assets in the Separate Account)(2)
Separate Account Expenses:
Mortality and Expense Risk Fee	1.45%
Administrative Charge	0.15%

Total Base Separate Account Annual Expenses(3)	1.60%
Annual Optional Rider Fees:(4)
Additional Death Benefit Fee(5)	0.25%
Additional Death Distribution – II(6)	0.55%

(1)

Peoples Benefit does not currently charge an Annual Policy Service Charge, but reserves the right to assess a service charge up to $30 for policy administration expenses. If the Company assesses a Service Charge, it will not be deducted on a Policy if (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; (2) the Policy Value equals or exceeds $50,000, or (3) the Policy is a Qualified Policy.

(2)

If you elect the Initial Payment Guarantee rider at the time of annuitization, you will pay an additional fee—currently equal to an annual rate of 1.25% of the daily net asset value in the Subaccounts—that is reflected in the amount of the annuity payments that you receive. See Section 10, “Additional Features.

(3)

Total Annual Separate Account Expenses shown (1.60%) applies to the Double Enhanced Death Benefit option. This reflects a fee that is 0.10% and 0.15% per year higher than the 1.50% and 1.45% corresponding total separate account expenses for the 6 Year Step-Up Death Benefit and Return of Premium Death Benefit options, respectively.

(4)	In some cases, riders to the policy are available that provide optional benefits that are not described in this prospectus. There are additional fees (each year) for those riders.

(5)	The annual rider fee is 0.25% of the Policy Value and is deducted on the rider anniversary date. The prorated fee will be charged upon termination. See Section 5, “Expenses.”

(6)	The annual rider fee is 0.55% of the Policy Value and is deducted on the rider anniversary date. The prorated fee will be charged upon termination. See Section 5, “Expenses.”

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2006 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

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	Lowest	Highest
Total Portfolio Annual Operating Expenses(1)
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.14%	1.46%

(1)

The fee table information relating to the Portfolios is for the year ending December 31, 2005 (unless otherwise noted) and was provided to Peoples Benefit by the underlying funds, their investment advisers or managers, and Peoples Benefit has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the Portfolios may be greater or less than those shown in the Table.

EXAMPLE (1)

The following example illustrates the highest fees and expenses of any of the Portfolios for the year ended December 31, 2006, and the highest combination of Separate Account expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, (2) full surrender at the end of each period, and (3) assuming no optional riders have been selected. The examples assume that current fee waivers and expense reimbursement arrangements for a fund will continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options.

	1 Year	3 Years	5 Years	10 Years
Double Enhanced Death Benefit Option (1.60%)	$315	$963	$1636	$3431
6 Year Step-Up at Age 81 Death Benefit Option (1.50%)	$305	$934	$1587	$3338
Return of Premium Death Benefit Option (1.45%)	$300	$919	$1563	$3291

(1)	Different fees and expenses not reflected in the example may be assessed during the income phase of the Policy.

EXAMPLE (2)

The following example illustrates the highest fees and expenses of any of the Portfolios for the year ended December 31, 2006, and the highest combination of Separate Account expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, (2) full surrender at the end of each period, and (3) assuming the ADD-II rider has been selected. The examples assume that current fee waivers and expense reimbursement arrangements for a fund will continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

	1 Year	3 Years	5 Years	10 Years
Double Enhanced Death Benefit Option (1.60%)	$371	$1135	$1927	$4042
6 Year Step-Up to Age 81 Death Benefit Option (1.50%)	$361	$1105	$1879	$3952
Return of Premium Death Benefit Option (1.45%)	$356	$1091	$1855	$3907

(1)	Different fees and expenses not reflected in the example may be assessed during the income phase of the Policy.

You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher than those shown, subject to the guarantees in the Policy. In addition, your rate of return may be more or less than the 5% assumed in the example. This example does not reflect any premium taxes.

For information concerning compensation paid for the sale of the Policies, see “Distribution of the Policies.”

CONDENSED FINANCIAL INFORMATION

Please note that Appendix A contains a history of accumulation unit values in a table labeled “Condensed Financial Information.”

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1.	THE ANNUITY POLICY

The Advisor’s Edge Select® Variable Annuity is a flexible-premium multi-funded variable annuity offered by Peoples Benefit. The Policy provides a means of investing on a tax-deferred basis in various Portfolios of the underlying mutual funds (the “Portfolios”) and a fixed account. The fixed account offers interest rates that Peoples Benefit guarantees will not decrease during the selected guaranteed period. There may be a different interest rate for each different guaranteed period that you select. The Guaranteed Period Options are the various interest rate periods for the fixed account which Peoples Benefit may offer and into which Premium Payments may be paid or amounts transferred.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Policy is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans. There is no additional tax deferral benefit when the Policy is purchased to fund a qualified plan.

About the Policy

The Advisor’s Edge Select® Variable Annuity is a policy between you, the Policy Owner, and Peoples Benefit, the issuer of the Policy. (Owners of Policy Number NA103 should also refer to Appendix B; and owners of Policy Number AV515 101 130 600 should refer to Appendix C, for further information about specific policy features.)

The Policy provides benefits in two distinct phases: accumulation and income.

Accumulation Phase

The Accumulation Phase starts when you purchase your Policy and ends immediately before the Annuity Commencement Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Policy among the various available Portfolios and the fixed account. The Policy is a variable annuity because the value of your investment in the Subaccounts can go up or down depending on the investment performance of the Subaccounts you choose. The Policy is a flexible-premium annuity because you can make additional investments of at least $500 until the Income Phase begins. During this phase, you are generally not taxed on earnings from amounts invested unless you make withdrawals.

Other benefits available during the Accumulation Phase include the ability to:

•	Make transfers among your Subaccount choices at no charge and without current tax consequences. (See Transfers Among the Subaccounts and the Fixed Account.)

•	Withdraw all or part of your money with no surrender penalty charged by Peoples Benefit, although you may incur income taxes and a 10% penalty tax. (See Full and Partial Withdrawals.)

Income Phase

During the Income Phase, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Policy and the Annuity Payment Option you select. The Annuity Payment Options are explained at ANNUITY PAYMENTS.

At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investment performance of the Subaccounts you choose. However, if you annuitize under the Initial Payment Guarantee, then Peoples Benefit will guarantee a minimum amount of your annuity payments. There is an extra charge for this rider. If fixed, the payment amounts are level.

Annuity payments are available in a wide variety of options, including payments over a specified period or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

The Separate Account

When you purchase a Policy, money you have allocated to the Subaccounts is deposited into Peoples Benefit’s Separate Account V. The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Peoples Benefit but are accounted for separately from Peoples Benefit’s other assets and can be used only to satisfy its obligations to Policy Owners.

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2.	PURCHASE

Customer Order Form and Issuance of Policies

To invest in The Advisor’s Edge Select® Variable Annuity, you should send a completed customer order form and your Initial Premium Payment to the address indicated on the customer order form. If you wish to make a personal delivery by hand or courier to Peoples Benefit of your completed customer order form and Initial Premium Payment (rather than through the mail), do so at our Administrative and Service Office, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Peoples Benefit will issue a Policy only if the Annuitant and Joint Annuitant are 85 years of age or less.

If the customer order form and any other required documents are received in good order, Peoples Benefit will issue the Policy and will credit the Initial Premium Payment within two Business Days after receipt. (A Business Day is any day that the New York Stock Exchange is open for trading.) Along with the Policy, Peoples Benefit will also send a Policy acknowledgment form, which you should complete, sign, and return in accordance with its instructions. Please note that until Peoples Benefit receives (at our Administrative and Service Office) the acknowledgment form signed by the Owner and any Joint Owner, the Owner and any Joint Owner must obtain a signature guarantee on their written signed request in order to exercise any rights under the Policy.

Qualified Policy

In addition to Non-Qualified Policies, Peoples Benefit also offers the Advisor’s Edge® as a Qualified Policy. Note that Qualified Policies contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Policy. (See QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES.)

When the term “Qualified Policy” is used in this prospectus we mean a Policy that qualifies as an individual retirement annuity under either Section 403(b), 408(b), or 408A of the Internal Revenue Code.

Premium Payments

A Premium Payment is any amount you use to buy or add to the Policy. A Premium Payment may be reduced by any applicable Premium Tax. In that case, the resulting amount is called a Net Premium Payment. The initial Net Premium Payment is credited to the Policy within two Business Days of receipt of the Premium Payment, customer order form and other required documents.

A Few Things to Keep in Mind Regarding Premium Payments

•	The minimum Initial Premium Payment for a Non-Qualified Policy is $10,000.

•	The minimum Initial Premium Payment for a Qualified Policy is $1,000 (or $50 if by payroll deduction).

•	You must obtain prior company approval to purchase a policy with an amount less than the required minimum.

•

You may make additional Premium Payments at any time during the Accumulation Phase and while the Annuitant or Joint Annuitant, if applicable, is living. Additional Premium Payments must be at least $500 for Non-Qualified Policies. Additional Premium Payments must be at least $25 for Qualified Policies.

•	Additional Premium Payments received before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) are credited to the Policy as of the close of business that same day.

•	The total of all Premium Payments may not exceed $1,000,000 without our prior approval.

•	Your Initial Net Premium Payment will be immediately invested among the Subaccounts selected in your customer order form. See Allocation of Premium Payments, for more information.

The date on which the Policy is issued is called the Policy Date. A Policy Anniversary is any anniversary of the Policy Date. A Policy Year is a period of twelve months starting with the Policy Date or any Policy Anniversary.

Purchasing by Wire

For wiring instructions, please contact our Administrative Office at 800-866-6007.

Allocation of Premium Payments

You specify on the customer order form what portion of your Premium Payments you want to be allocated among which Subaccounts and which Guaranteed Period Options. You may allocate your Premium Payments to one or more Subaccounts or to any of the Guaranteed Period Options. All allocations you make to the Subaccounts must be in whole-number percentages totaling 100%. Peoples Benefit reserves the right to refuse any Premium Payment.

11

Should your investment goals change, you may change the allocation percentages for additional Net Premium Payments by sending written notice to or by calling Peoples Benefit. Requests for Transfers received before the close of the New York Stock Exchange (generally 4 p.m. Eastern time) are processed as of that day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

WHAT’S MY POLICY WORTH TODAY?

Policy Value

The Policy Value of your Policy is the value of all amounts accumulated under the Policy during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Policy is opened, the Policy Value is equal to your Initial Net Premium Payment. On any Business Day thereafter, the Policy Value equals the Policy Value from the previous Business Day, plus—

•	any additional Net Premium Payments credited

•	any increase in the Policy Value due to investment results of the Subaccount(s) you selected and the interest credited to the Guaranteed Period Options minus—

•	any decrease in the Policy Value due to investment results of the Subaccount(s) you selected

•	the daily Mortality and Expense Risk Fee

•	the daily Administrative Expense Charge

•	the Annual Policy Service Charge and any riders, charges if applicable

•	any withdrawals

•	any charges for Transfers made after the first twelve in a Policy Year

•	any Premium Taxes that occur during the Valuation Period.

The Valuation Period is any period between two successive Business Days beginning at the close of business of the first Business Day and ending at the close of business of the next Business Day.

You should expect the Policy Value of your Policy to change from Valuation Period to Valuation Period, reflecting the investment experience of the Subaccounts you have selected as well as the daily deduction of charges.

An Accumulation Unit is a measure of your ownership interest in the Policy during the Accumulation Phase. When you allocate your Net Premium Payments to a selected Subaccount, Peoples Benefit will credit a certain number of Accumulation Units to your Policy. Peoples Benefit determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the payment is credited. Each Subaccount has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Subaccount. The net rate of return reflects the performance of the Subaccount for the Valuation Period and is net of asset charges to the Subaccount. The Policy Value in each Subaccount equals the number of Accumulation Units in the Subaccount multiplied by the Accumulation Unit Value for that Subaccount.

All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value. Only in this way can these earnings remain tax-deferred.

3.	INVESTMENT CHOICES

The Advisor’s Edge Select® Variable Annuity offers you a means of investing in various Portfolios offered by different investment companies (each investment company a “Fund”) and a fixed account. The companies that provide investment advice and administrative services for the underlying fund Portfolios offered through this Policy are listed below. More detailed information, including an explanation of the Portfolio’s investment objectives, may be found in the current prospectuses for the underlying funds, which are attached to this prospectus. You should read the prospectuses for the underlying funds carefully before you invest. For information about the fixed account and the Guaranteed Period Options, see The Fixed Account.

The general public may invest in the Portfolios only through certain insurance policies and qualified plans. The investment objectives and policies of the Portfolios may be similar to those of certain publicly available funds or portfolios. However, you should not expect that the investment results of any publicly available funds or portfolios will be comparable to those of the Portfolios.

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The Policy was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such exchanges may be disruptive to an underlying fund portfolio. The Company reserves the right to reject any Premium Payment or exchange request from any person, if, in the Company’s judgment, an underlying fund portfolio would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected or if an underlying portfolio would reject the Company’s purchase order.

AEGON/Transamerica Series Trust – Initial Class

PortfolioConstructionManager:Morningstar Associates, LLC

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities

Clarion Global Real Estate Securities(1)

Subadvised by JP Morgan Investment

Management, Inc.

JPMorgan Enhanced Index(1)

Subadvised by MFS® Investment Management(2)

MFS International Equity(3)

Subadvised by Pacific Investment Management Company, LLC

PIMCO Total Return

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Small Cap

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity(1)(4)

Transamerica Growth Opportunities

Transamerica Value Balanced(1)

Subadvised by Morgan Stanley Investment Management Inc.

Van Kampen Active International Allocation(1)

Subadvised by Van Kampen Asset Management

Van Kampen Mid-Cap Growth

Columbia Funds Variable Insurance Trust – Class A Shares

Advised by Columbia Management Advisors, Inc.

Columbia Small Company Growth Fund, Variable Series(1)

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Focus Portfolio(1)

Credit Suisse Small Cap Core I Portfolio(1)(5)

Federated Insurance Series

Advised by Federated Equity Management Company of Pennsylvania

Federated American Leaders Fund II(1)

Federated Capital Income Fund II(1)

Advised by Federated Investment Management Company

Federated Fund for U.S. Government Securities II(1)

Federated High Income Bond Fund II(1)

Federated Prime Money Fund II(1)

Fidelity Variable Insurance Products Fund – Initial Class

Advised by Fidelity Management & Research Company

VIP Contrafund® Portfolio

VIP Mid Cap Portfolio

VIP Value Strategies Portfolio

Nationwide Variable Insurance Trust(6)

Advised by Nationwide Fund Advisors (7)

Gartmore NVIT Developing Markets Fund(1)(8)

Vanguard Variable Insurance Fund

Advised by Vanguard’s Quantitative Equity Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Advised by Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd.

International Portfolio

Advised by Vanguard’s Fixed Income Group

Short-Term Investment-Grade Portfolio

Total Bond Market Index Portfolio

Wanger Advisors Trust

Advised by Columbia Wanger Asset

Management, L.P.

Wanger International Small Cap(1)

Wanger U.S. Smaller Companies(1)

Wells Fargo Advantage Variable Trust Funds

Advised by Wells Capital Management Incorporated

WFAVT Small/Mid Cap Value Fund(1)

(1)	Owners of Policy Number AV375 may invest in these funds.

(2)	Formerly subadvised by American Century International Global Investment Management, Inc.

(3)	Formerly known as American Century International.

(4)	Great Companies - AmericaSM and the Janus Growth merged into Transamerica Equity.

(5)	Formerly known as Credit Suisse Small Cap Growth Portfolio.

13

(6)	Formerly known as Gartmore Variable Insurance Trust.

(7)	Formerly advised by Gartmore Mutual Fund Capital Trust.

(8)	Formerly known as Gartmore GVIT Developing Markets Fund.

The following Subaccount is only available to Policy Owners who held an investment in this Subaccount on July 1, 2002. However, if an owner withdraws all of his or her money from this Subaccount after July 1, 2002, that owner may not reinvest in this Subaccount.

AEGON/Transamerica Series Trust – Initial Class

Subadvised by Transamerica Investment Management, LLC

Transamerica Small/Mid Cap Value

The following subaccounts were closed to new investment as of May 1, 2006.

AEGON/Transamerica Series Trust – Initial Class

Subadvised by ClearBridge Advisors, L.L.C.(1)

Legg Mason Partners(2)

Subadvised by Templeton Investment Counsel, L.L.C. and Transamerica Investment Management, L.L.C(3)

Templeton Transamerica Global(4)

Subadvised by Transamerica Investment Management, LLC(5)

Transamerica Science & Technology(6)

(1)	Formerly subadvised by Salomon Brothers Asset Management Inc.

(2)	Formerly known as Salomon All Cap.

(3)	Formerly subadvised by Templeton Investment Counsel, LLC and Great Companies, LLC.

(4)	Formerly known as Templeton Great Companies Global.

(5)	Formerly subadvised by Great Companies, LLC.

(6)	Formerly known as Great Companies - TechnologySM.

AllianceBernstein Variable Products Series Fund, Inc. – Class B

Advised by AllianceBernstien L.P.

AllianceBernstein Global Technology Portfolio

AllianceBernstein Growth Portfolio

AllianceBernstein Large Cap Growth Portfolio

Dreyfus Investment Portfolios – Service Class

Advised by The Dreyfus Corporation

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class

Advised by The Dreyfus Corporation

Dreyfus Variable Investment Fund – Service Class

Advised by The Dreyfus Corporation

Dreyfus VIF – Appreciation Portfolio

Seligman Portfolios, Inc. – Class 2 Shares

Advised by J. & W. Seligman & Co. Incorporated

Seligman Capital Portfolio

Seligman Communications and Information Portfolio

Seligman Global Technology Portfolio

There is no assurance that a Portfolio will achieve its stated objective.

Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services, total expenses, and charges can be found in the current prospectuses for the corresponding Funds. You should read the prospectuses for the Portfolios carefully before you invest.

Selection of Underlying Portfolios

The underlying portfolios offered through this product are selected by Peoples Benefit, and Peoples Benefit may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the AEGON/Transamerica Series Trust (“ATST”) portfolios at least in part because they are managed by one of our affiliates, Transamerica Fund Advisors, Inc. (“TFAI”).

You are responsible for choosing the portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since you bear the investment risk, you should carefully consider decisions you make regarding your investment allocations.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the portfolios that is available to you, including each fund's prospectus, statement of additional information and annual and semi/annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines

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provide more current information, including information about any regulatory actions or investigations relating to a Fund or portfolio. After you select portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the portfolios you have chosen.

We do not recommend or endorse any particular portfolio and we do not provide investment advice. We do not guarantee that any Subaccounts will always be available for Premium Payments, allocations, or transfers. See the SAI for more information about the possible addition, deletion, or substitution of investments.

We also reserve the right to limit the number of Subaccounts you are invested in at any one time.

Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers frequent or disruptive traders. Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing or disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

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We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•

expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or size their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that, some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment choice that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. The prospectuses for the underlying fund portfolios describe any such

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policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Policy owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual policy owners, and to restrict or prohibit further purchases or transfers by specific policy owners identified by an underlying fund portfolio as violating the frequent trading policies established for that portfolio.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

The Fixed Account

Premium Payments allocated and amounts transferred to the fixed account become part of Peoples Benefit’s general account. Interests in the general account have not been registered under the Securities Act of 1933, nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 and 1940 Acts. Peoples Benefit has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the fixed account.

While we do not guarantee that the fixed account will always be available for new investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your Policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the Guaranteed Period Option you selected, the value in the Guaranteed Period Option will automatically be transferred into a new Guaranteed Period Option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a Guaranteed Period Option of the fixed account are subject to an Excess Interest Adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your Policy. The Excess Interest Adjustment will not decrease the interest credited to your Policy below the guaranteed minimum, however.

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We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law.

If you select the fixed account, your money will be placed with Peoples Benefit’s other general assets. The amount of money you are able to accumulate in the fixed account during the Accumulation Phase depends upon the total interest credited. The amount of annuity payments you receive during the Income Phase from the fixed portion of your Policy will remain level for the entire Income Phase.

We reserve the right to refuse any Premium Payment to the fixed account.

Transfers Among the Subaccounts and the Fixed Account

Should your investment goals change, you may make unlimited transfers of money among the Subaccounts and the Fixed Account at no cost, subject to the limitations described above which we reserve the right to impose, and the following conditions:

•

You may make requests for transfers in writing or by telephone. Peoples Benefit will process requests it receives before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

•	The minimum amount you may transfer from a Subaccount is $500 (unless the Policy Value in a Subaccount is less than $500).

•	Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for Transfers in excess of 12 per Policy Year.

•	Transfers out of a Guaranteed Period Option of the fixed account are limited to the following:

•

Within 30 days prior to the end of the guaranteed period you must notify us that you wish to transfer the amount in that Guaranteed Period Option to another investment choice. No Excess Interest Adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest Premium Payment first.

•

Other than at the end of a guaranteed period, transfers of amounts from the Guaranteed Period Option (in excess of interest credited), are subject to an Excess Interest Adjustment. If the adjustment is negative, then the maximum amount you can transfer is 25% of the amount in that Guaranteed Period Option, less any previous transfers during the current Policy Year. If the adjustment is positive, then we do not limit the amount that you can transfer.

•	Transfers of the Guaranteed Period Option amounts equal to interest credited must be at least $50.

•	There are no transfers permitted out of the Dollar Cost Averaging Fixed Account Option except through the Dollar Cost Averaging Program.

4.	PERFORMANCE

Performance Measures

Performance for the Subaccounts of the Separate Account, including the yield and effective yield of the money market Subaccount, the yield of the other Subaccounts, and the total return of all Subaccounts may appear in reports and promotional literature to current or prospective Policy Owners.

Please refer to the discussion below and to the Statement of Additional Information for a more detailed description of the method used to calculate a Portfolio’s yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio’s performance.

Standardized Average Annual Total Return

When advertising performance of the Subaccounts, Peoples Benefit will show the Standardized Average Annual Total Return for a Subaccount which, as prescribed by the rules of the SEC, is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The Standardized Average Annual Total Return assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable charges, including the Annual Policy Service Charge and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

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ADDITIONAL PERFORMANCE MEASURES

Non-Standardized Average Annual Total Return

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Peoples Benefit may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may also make other assumptions, such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For information regarding the calculation of other performance data, please refer to the SAI.

Non-Standardized Adjusted Historical Average Annual Total Return

Peoples Benefit may show Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios, and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy’s inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Policy Values. These returns reflect a deduction for the Separate Account expenses and Portfolio expenses. These returns do not include the Annual Policy Service Charge or Premium Taxes (if any) which, if included, would reduce the percentages reported.

Non-Standardized Adjusted Historical Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Policy Value over the stated period had the performance remained constant throughout.

Yield And Effective Yield

Peoples Benefit may also show yield and effective yield figures for the money market Subaccount. “Yield” refers to the income generated by an investment in the money market Subaccount over a seven-day period, which is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the money market Subaccount is assumed to be reinvested. Therefore, the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures do not reflect the Annual Policy Service Charge or Premium Taxes (if any) which, if included, would reduce the yields reported.

From time to time a Portfolio of a Fund may advertise its yield and total return investment performance. For each Subaccount other than the money market Subaccount for which Peoples Benefit advertises yield, Peoples Benefit shall furnish a yield quotation referring to the Subaccount computed in the following manner: the net investment income per Accumulation Unit earned during a recent one month period divided by the Accumulation Unit Value on the last day of the period.

Please refer to the Statement of Additional Information for a description of the method used to calculate a Subaccount’s yield and total return, and a list of the indexes and other benchmarks used in evaluating a Subaccount’s performance.

The performance measures discussed above reflect results of the Subaccounts and are not intended to indicate or predict future performance. For more detailed information, see the Statement of Additional Information.

Performance information for the Subaccounts may be contrasted with other comparable variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service that ranks mutual funds and other investment companies by overall performance, investment objectives, and assets. Performance may also be tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

5.	EXPENSES

There are charges and expenses associated with the Policy that reduce the return on your investment in the Policy.

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Excess Interest Adjustment

Withdrawals of Cash Value from the fixed account may be subject to an Excess Interest Adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also be made to amounts applied to an Annuity Payment Option. See “Excess Interest Adjustment” in Section 7 of this prospectus and the Statement of Additional Information.

Annual Policy Service Charge

We reserve the right to assess an Annual Policy Service Charge of up to $30 (but no more than 2% of your Policy Value at the time of deduction) for policy administrative expenses. We will not assess this charge on your Policy if (1) sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; or (2) your Policy Value equals or exceeds $50,000. We currently do not assess this fee.

Mortality and Expense Risk Fee

Peoples Benefit charges a fee as compensation for bearing certain mortality and expense risks under the Policy. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Fee is dependent on the death benefit option you select on the customer order form. For the Return of Premium Death Benefit Option the mortality and expense risk fee is at an annual rate of 1.30%. For the 6 Year Step-Up Death Benefit Option the mortality and expense risk fee is at an annual rate of 1.35%. For the Double Enhanced Death Benefit Option the mortality and expense risk fee is at an annual rate of 1.45%.

We guarantee that the annual charge described above will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Peoples Benefit’s surplus. If the charges collected under the Policy are not enough to cover actual costs or assumed risks, then Peoples Benefit will bear the loss. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

A Closer Look At The Mortality and Expense Risk Fee

Peoples Benefit assumes mortality risk in two ways. First, where Policy Owners elect an Annuity Payment Option under which Peoples Benefit guarantees a number of payments over a life or joint lives, Peoples Benefit assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, Peoples Benefit assumes mortality risk in guaranteeing a minimum Death Benefit in the event the Annuitant dies during the Accumulation Phase.

The expense risk that Peoples Benefit assumes is that the charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Policy, may not be great enough to cover the actual costs of issuing and administering the Policy.

Administrative Expense Charge

Peoples Benefit assesses each Policy an annual Administrative Expense Charge to cover the cost of issuing and administering each Policy and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to 0.15% annually of the net asset value of the Separate Account.

Special Service Fees

We will deduct a charge for special services, such as overnight delivery.

Transfer Fee

You are generally allowed to make 12 free transfers per year before the Annuity Commencement Date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium Payments, asset rebalancing and dollar cost averaging transfers are not considered transfers. All transfer requests made at the same time are treated as a single request.

Additional Death Benefit

If you elect the ADB, there is an annual rider fee during the accumulation phase of 0.25% of the Policy Value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase. The rider fee is deducted pro rata from each investment choice.

Additional Death Distribution - II

If you elect the ADD-II, there is an annual fee during the accumulation phase of 0.55% of the Policy Value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we received all necessary regulatory approvals) during the accumulation phase.

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Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a daily rider fee currently at an annual rate of 1.25% of the daily net asset value in the Subaccounts. The rider fee may be higher or lower at the time you annuitize and elect the rider.

Life with Emergency CashSM Surrender Charge

If you select the Life with Emergency Cash annuity payment option, then you can surrender your Policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the Annuity Commencement Date, according to the following schedule:

Number of years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)
0-1	4%
1-2	3%
2-3	2%
3-4	1%
4 or more	0%

We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency CashSM annuity payment option.

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the Annuity Commencement Date and not from the Premium Payment date;

•	this charge is a percentage of the Adjusted Policy Value applied to the Life with Emergency CashSM annuity payment option, and not a percentage of premium; and

•	under this payment option, there is no surrender charge free amount.

Portfolio Expenses

The value of the assets in the Separate Account will reflect the fees and expenses paid by the Portfolios. A complete description of these expenses is found in the “Fee Table” section of this prospectus and in each Fund’s prospectus and Statement of Additional Information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive two types of payments:

•

Rule 12b-1 Fees. Effective on or about May 1, 2007 our affiliate Transamerica Capital, Inc. (“TCI”) replaced our affiliate AFSG Securities Corporation as principal underwriter for the policies. TCI receives some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.10% to 0.25% of the average daily assets of the certain portfolios attributable to the Policies and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the Portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment advisor or sub-advisor receives from the advisory fee deducted from Portfolio assets. Policy owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is based on a percentage of the assets of the Particular portfolios attributable to the Policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

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The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Peoples Benefit and TCI

Fund	Maximum Fee % of assets(1)
AEGON/Transamerica Series Trust(2)	0.00%
Columbia Funds Variable Insurance Trust	0.20%
Credit Suisse Trust	0.20%
Federated Insurance Series	0.25%
Fidelity Variable Insurance Products Fund	0.10%
Gartmore Variable Investment Trust	0.25%
Wanger Advisors Trust	0.15%
Wells Fargo Variable Trust	0.25%

(1)

Payments are based on a percentage of the average assets of each Portfolio owned by the subaccounts available under this Policy and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.

(2)

Because ATST is managed by TFAI, there are additional benefits to us and our affiliates for amounts you allocate to the ATST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other arrangements may be received from TFAI. A variety of financial and accounting methods may be used to allocate resources and profits to us. Such payments or arrangements may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in the ATST underlying fund portfolios. These payments or arrangements may take the form of internal credits, recognition, or cash payments. Additionally, if an ATST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those ATST portfolios that are sub-advised by non-affiliated entities. During 2006 we received $349,711.38 from TFAI pursuant to these arrangements. We anticipate receiving comparable amounts in the future.

For further details about the compensation payments we make in connection with the sale of the Policies, see “Distribution of the Policies” in this prospectus.

6.	ACCESS TO YOUR MONEY

The value of your Policy can be accessed during the Accumulation Phase:

•	by making a full or partial withdrawal;

•	by electing an Annuity Payment Option;

•	by taking systematic payouts.

On or before the Annuity Commencement Date, the Policy Value is equal to the owner’s:

•	Premium Payments; minus

•	partial withdrawals (including the net effect of any applicable Excess Interest Adjustments on such withdrawals); plus

•	interest credited in the fixed account; plus or minus

•	accumulated gains or losses in the separate account; minus

•	service charges, rider fees, Premium Taxes, and transfer fees, if any.

On or before the Annuity Commencement Date, the Cash Value is equal to the Adjusted Policy Value. The Adjusted Policy Value is the Policy Value increased or decreased by any Excess Interest Adjustment.

Full and Partial Withdrawals

You may withdraw all or part of your money at any time during the Accumulation Phase of your Policy. All partial withdrawals must be for at least $500.

On the business day that Peoples Benefit receives your request for a full withdrawal, the amount payable is the Cash Value. You will receive:

•	the value of your Policy; plus or minus

•	any Excess Interest Adjustment; minus

•	any applicable premium taxes, service charges and any rider fees.

To make a withdrawal, send your written request on the appropriate Peoples Benefit form to our Administrative and Service Office.

Because you assume the investment risk for amounts allocated to the Portfolios under the Policy, the total amount paid upon a full withdrawal of the Policy may be more or less than the total Premium Payments made (taking prior withdrawals into account).

Excess Interest Adjustment

Money that you withdraw from a Guaranteed Period Option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the Guaranteed Period Option) may be subject to an Excess Interest Adjustment. At the time you request a withdrawal, if interest rates set by Peoples Benefit have risen since the date of the initial guarantee, the Excess Interest Adjustment will result in a lower Cash Value on surrender. However, if interest rates have fallen since the date of the initial guarantee, the Excess Interest Adjustment will result in a higher Cash Value on surrender.

Generally, all withdrawals from a Guaranteed Payment Option (including transfers) in excess of 10% of your cumulative Premium Payment is subject to an Excess Interest Adjustment. Beginning in the first Policy Year you can withdraw up to 10% of your cumulative Premium Payments each Policy Year, in one or more withdrawals, without an Excess Interest Adjustment. This is referred to as the “free percentage.”

There will be no Excess Interest Adjustment on any of the following:

•	lump sum withdrawals of the free percentage available;

•	nursing care and terminal condition withdrawals;

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•	unemployment withdrawals;

•	withdrawals to satisfy the minimum distribution requirements; for Qualified Policies and

•	Systematic Payout Option payments, which do not exceed 10% of your cumulative Premium Payments divided by the number of payouts made per year.

Please note that under these circumstances you will not receive a higher Cash Value if interest rates have fallen nor will you receive a lower Cash Value if interest rates have risen.

Payment of Full or Partial Withdrawal Proceeds

Peoples Benefit will pay cash withdrawals within seven business days after receipt (at our Administrative and Service Office) of your written request for withdrawal except in one of the following situations, in which Peoples Benefit may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

•	the SEC permits a delay for your protection as a Policy Owner

•	the payment is derived from premiums paid by check, in which case Peoples Benefit may delay payment until the check has cleared your bank.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a Premium Payment and/or “freeze” a Policy Owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator.

We may also be required to provide information about you and your policy to government agencies or departments.

Taxation of Withdrawals

For important information on the tax consequences of withdrawals, see Taxation of Full and Partial Withdrawals, and Penalty Taxes on Certain Early Withdrawals.

Tax Withholding on Withdrawals

If you do not provide Peoples Benefit with a written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires Peoples Benefit to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government.

7.	ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.

Starting the Income Phase

As Policy Owner, you exercise control over when the Income Phase begins by specifying an Annuity Commencement Date on the customer order form when you purchase the Policy. The Annuity Commencement Date is the date on which annuity payments begin. You may also change the Annuity Commencement Date at any time by giving us notice with the information we need, as long as the Annuitant or Joint Annuitant is living. New Annuity Commencement Dates less than 30 days from the day Peoples Benefit receives notice of it require prior approval. This date may be any date at least thirty days after the Policy Date and may not be later than the last day of the Policy month starting after the Annuitant attains age 85, except as expressly allowed by Peoples Benefit. In no event will this date be later than the last day of the month following the month in which the Annuitant attains age 95.

The Annuity Commencement Date for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

Annuity Payment Options

The Policy provides four Annuity Payment Options that are described below. You may choose any combination of Annuity Payment Options. Peoples Benefit will use your Adjusted Policy Value to provide these annuity payments. The Adjusted Policy Value is the Policy Value increased or decreased by any applicable Excess Interest Adjustment. If the Adjusted Policy Value on the Annuity Commencement Date is less than $2,000, Peoples Benefit reserves the right to pay it in one lump sum in lieu of applying it under an Annuity Payment Option.

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You can receive annuity payments monthly, quarterly, semi-annually, or annually. (Peoples Benefit reserves the right to change the frequency if payments would be less than $50.)

If you receive fixed payments then the amount of each payment will be set on the Annuity Commencement Date and will not change. You may, however, choose to receive variable payments under Annuity Payment Options 2-V and 4-V. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in your Policy. The dollar amount of additional variable payments will vary based on the investment performance of the Subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease. These changes may only occur on an annual basis if you receive stabilized payments under the Initial Payment Guarantee.

A charge for Premium Taxes and an Excess Interest Adjustment may be made when annuity payments begin.

The Annuity Payment Options are explained below. Options 1 and 3 are fixed only. Options 2 and 4 can be fixed or variable.

•	Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed period you choose. No funds will remain at the end.

•	Payment Option 2—Life Income. You may choose between:

Fixed Payments

•	No Period Certain—We will make level payments only during the annuitant’s lifetime.

•	10 Years Certain—We will make level payments for the longer of the annuitant’s lifetime or ten years.

•

Guaranteed Return of Policy Proceeds—We will make level payments for the longer of the annuitant’s lifetime or until the total dollar amount of payments we make to you equals the amount applied to this option.

Variable Payments

•	No Period Certain—Payments will be made only during the lifetime of the annuitant.

•	10 Years Certain—Payments will be made for the longer of the annuitant’s lifetime or ten years.

Life with Emergency CashSM (fixed only) Payments will be made during the lifetime of the annuitant. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender charge schedule is in effect at the time you annuitize under this Annuity Payment Option. The Life with Emergency CashSM benefit will continue through age 100 of the annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value without any surrender charges. For Qualified Policies the death benefit ceases at the date the annuitant reaches the IRS age limitation.

The amount of the death benefit is calculated the same as the “Emergency Cash Benefit” under the rider. The Emergency Cash Benefit is determined by multiplying the current annuity payment that is supported by the “Surrender Factor” (a factor used to determine the amount that is available to surrender) that is included on the Emergency Cash Benefit Schedule in the rider, less any applicable surrender charges. The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

•

Payment Option 3—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

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•	Payment Option 4—Joint and Survivor Annuity. You may choose between:

Fixed Payments

•	Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Variable Payments

•	Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Life with Emergency CashSM (fixed only)

Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this Annuity Payment Option. The Life with Emergency CashSM benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For Qualified Policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

The amount of the death benefit is calculated the same as the “Emergency Cash Benefit” under the rider. The Emergency Cash Benefit is determined by multiplying the current annuity payment that is supported by the “Surrender Factor” (a factor used to determine the amount that is available to surrender) that is included on the Emergency Cash Benefit Schedule in the rider, less any applicable surrender charges. The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

Other Annuity Payment Options may be arranged by agreement with Peoples Benefit. Some Annuity Payment Options may not be available in all states.

If your Policy is a Qualified Policy, payment options 1 and 3 may not satisfy minimum required distribution rules. Consult a tax advisor before electing either of these options.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity; and

•	the annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency CashSM; and

•	the annuitant dies before age 101;

THEN:

•	the Life with Emergency CashSM death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Peoples Benefit informed of his/her current address.

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You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels). If you do not elect an annuity payment option, the default option will generally be Option 2 Life with 10 Years Certain, and all optional benefits (including guaranteed minimum death benefits and living benefits) will terminate.

Calculating Annuity Payments

Fixed Annuity Payments. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Policy’s Annuity Tables corresponding to the Annuity Payment Option selected.

Variable Annuity Payments. To calculate variable Annuity Payments, Peoples Benefit determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Policy. This amount depends on the value of your Policy on the Annuity Commencement Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes.

Impact of Annuitant’s Age on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant’s Sex on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the sex of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

A Few Things to Keep in Mind Regarding Annuity Payments

•

If an Annuity Payment Option is not selected, Peoples Benefit will assume that you chose the Payment Option 3—Life Income (with 10 years certain). Any amounts in a Subaccount immediately before the Income Phase begins will be applied under a variable Annuity Payment Option based on the performance of that Subaccount.

•

Peoples Benefit reserves the right to change the frequency if payments would be less than $50. If on the Annuity Commencement Date, the Adjusted Policy Value is less than $2,000, Peoples Benefit reserves the right to pay it in one lump sum in lieu of applying it under an Annuity Payment Option.

•	From time to time, Peoples Benefit may require proof that the Annuitant, Joint Annuitant, or Policy Owner is living.

•

If someone has assigned ownership of a Policy to you, or if a non-natural person (e.g., a corporation) owns a Policy, you may not start the Income Phase of the Policy without Peoples Benefit’s consent.

•	At the time Peoples Benefit calculates your fixed Annuity Payments, Peoples Benefit may offer more favorable rates than those guaranteed in the Annuity Tables found in the Policy.

•	Once Annuity Payments begin, you may not select a different Annuity Payment Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.

•	If you have selected a variable Annuity Payment Option, you may change the Subaccount funding the variable Annuity Payments by written request or by calling 800-866-6007.

•

You may select an Annuity Payment Option and allocate a portion of the value of your Policy to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.

•

If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee’s address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee’s responsibility to keep Peoples Benefit informed of the Payee’s most current address of record.

8.	DEATH BENEFIT

Peoples Benefit will pay a death benefit to your beneficiary, under certain circumstances, if the Annuitant dies before the Annuity Commencement Date and the Annuitant was also the Policy Owner. (If the Annuitant was not an owner, a death benefit may or may not be paid. See below.) The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

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When We Pay a Death Benefit

Before the Annuity Commencement Date

We will pay a death benefit to your beneficiary IF:

•	you (owner) are both the Annuitant and an owner of the Policy; and

•	you die before the Annuity Commencement Date.

If the only beneficiary is your surviving spouse, then he or she may elect to continue the Policy as the new annuitant and owner, instead of receiving the death benefit.

We will also pay a death benefit to your beneficiary IF:

•	you (owner) are not the Annuitant; and

•	the Annuitant dies before the Annuity Commencement Date; and

•	you specifically requested that the death benefit be paid upon the Annuitant’s death.

Distribution requirements apply to the Policy Value upon the death of any owner. These requirements are detailed in the Statement of Additional Information.

After the Annuity Commencement Date

The death benefit payable, if any, on or after the Annuity Commencement Date depends on the Annuity Payment Option selected.

IF:

•	you (owner) are not the Annuitant; and

•	you die on or after the Annuity Commencement Date; and

•	the entire interest in the Policy has not been paid to you;

THEN:

•	the remaining portion of such interest in the Policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

When We Do Not Pay A Death Benefit

No death benefit is paid in the following cases:

IF:

•	you (owner) are not the Annuitant; and

•	the Annuitant dies prior to the Annuity Commencement Date; and

•	you did not specifically request that the death benefit be paid upon the Annuitant’s death;

THEN:

•	you will become the new Annuitant and the Policy will continue.

IF:

•	you (owner) are not the Annuitant; and

•	you die prior to the Annuity Commencement Date;

THEN:

•

the new owner (unless it is your spouse) must generally surrender the Policy within five years of your death for the Policy Value increased or decreased by an Excess Interest Adjustment (if applicable).

Note carefully. If the Policy Owner does not name an Owner’s designated beneficiary, the Policy Owner’s estate will become the new owner. If no probate estate is opened (because, for example, the Policy Owner has precluded the opening of a probate estate by means of a trust or other instrument), and Peoples Benefit has not received written notice of the trust as a successor owner signed prior to the Policy Owner’s death, then that trust may not exercise ownership rights to the Policy. It may be necessary to open a probate estate in order to exercise ownership rights to the Policy if no Owner’s designated beneficiary is named in the written notice received by Peoples Benefit.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as lump sum or as annuity payments. The death benefit will be the greatest of:

•	Policy Value on the date we receive the required information; or

•	Cash Value on the date we receive the required information at our administrative and service office (this will be more than the Policy Value if there is a positive Excess Interest Adjustment); or

•	Guaranteed Minimum Death Benefit, if any (discussed below).

Please Note: the death benefit terminates upon annuitization and there is a mandatory annuitization date.

Guaranteed Minimum Death Benefit Options

On the Policy application , you generally may choose one of the three Guaranteed Minimum Death Benefit Options listed below. After the Policy is issued, you cannot make an election and the death benefit cannot be changed.

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If the Guaranteed Minimum Death Benefit is not available because of the age of the Policy Owner or Annuitant, the death benefit will be the greater of the Policy Value or Cash Value as of the date of death.

A.	Return of Premium Death Benefit

The Return of Premium Death Benefit is:

•	the total Premium Payments;

•	less any adjusted partial withdrawals (discussed below) as of the date of death.

The Return of Premium Death Benefit will be in effect if you do not choose one of the other death benefit options on the policy application. The charges are lower for this option.

B.	6 Year Step-Up To Age 81 Death Benefit

The 6 Year Step-Up Death Benefit is:

•	the higher of the initial premium or the Adjusted Policy Value on the 6th, 12th, 18th, etc., Policy Anniversary prior to the earlier date of death or the Annuitant’s 81st birthday;

•	plus premiums paid;

•	less partial withdrawals subsequent to the date of the 6th anniversary with the largest Policy Value.

Available if the Policy Owner or Annuitant is age 0 to 75 on the Policy Date. There is an extra charge for this death benefit of 0.10% annually for a total mortality and expense risk fee of 1.35%.

C.	Double Enhanced Death Benefit

The Double Enhanced Death Benefit is the greater of (1) or (2) where:

(1)	is a 5% Annually Compounding Death Benefit, equal to the Cumulative Premium Payments, minus Adjusted Partial Withdrawals, plus interest accumulated at 5% per annum from the payment or withdrawal date to the earlier of the Annuitant’s date of death or the Annuitant’s 81st birthday; and

(2)	is a Step-Up Death Benefit, equal to the largest Policy Value on the Policy Date or on any Policy Anniversary prior to the earlier of the Annuitant’s date of death or the Annuitant’s 81st birthday, plus any Premium Payments since the date of the Policy Anniversary with the largest Policy Value, minus any Adjusted Partial Withdrawals since the date of the Policy Anniversary with the largest Policy Value.

The Double Enhanced Death Benefit is available if the Policy Owner or Annuitant is 0 to 79 on the Policy Date. There is an extra charge for this death benefit of 0.15% annually for a total mortality and expense risk fee of 1.45%.

Adjusted Partial Withdrawal

When you request a partial withdrawal, your Guaranteed Minimum Death Benefit will be reduced by an amount called the Adjusted Partial Withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the amount of your withdrawal request. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total Premium Payments. We have included a detailed explanation of this adjustment in the Statement of Additional Information.

9.	TAXES

INTRODUCTION

The following discussion of annuity taxation is general in nature and is based on Peoples Benefit’s understanding of the treatment of annuity policies under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. The discussion does not touch upon state or local taxes. It is not tax advice. You may want to consult with a qualified tax advisor about your particular situation to ensure that your purchase of a Policy results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.

Taxation Of Annuities In General

Tax Deferral

Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Policy until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See Annuity Policies Owned By Non-Natural Persons And Diversification Standards.)

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A Closer Look At Tax Deferral

Tax deferral means no current tax on earnings in your Policy. The amount you would have paid in income taxes can be left in the Policy and earn money for you.

One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.

Taxation of Full and Partial Withdrawals

If you make a full or partial withdrawal (including a Systematic Payout Option) from a Non-Qualified Policy during the Accumulation Phase, you as Policy Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Policy and then from the money you invested in the Policy. This “investment in the Policy” can generally be described as the cost of the Policy, and it generally includes all Premium Payments minus any amounts you have already received under the Policy that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Policy is treated as a partial withdrawal from a Policy. (If you are contemplating using your Policy as collateral for a loan, you may be asked to pledge or assign it.)

Taxation of Annuity Payments

When you take Annuity Payments in the Income Phase of a Non-Qualified Policy, for tax purposes each payment is deemed to return to you a portion of your investment in the Policy. Since with a Non-Qualified Policy you have already paid taxes on those amounts (the Policy was funded with after-tax dollars), you will not be taxed again on your investment only on your earnings.

For fixed Annuity Payments from a Non-Qualified Policy, in general, Peoples Benefit calculates the taxable portion of each payment using a formula known as the “exclusion ratio.” This formula establishes the ratio that the investment in the Policy bears to the total expected amount of Annuity Payments for the term of the Policy. Peoples Benefit then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.

For variable Annuity Payments from a Non-Qualified Policy, in general, Peoples Benefit calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, Peoples Benefit divides the investment in the Policy by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.

Once your investment in the Policy has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.

Taxation of Withdrawals and Distributions From Qualified Policies

Generally, the entire amount distributed from a Qualified Policy is taxable to the Policy Owner. In the case of Qualified Policies with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Because Peoples Benefit has no knowledge of the amount of after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

If you are attempting to satisfy minimum required distribution rules through partial withdrawals, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax adviser.

Tax Withholding

Federal tax law requires that Peoples Benefit withhold federal income taxes on all distributions unless the recipient elects not to have any amounts withheld and properly notifies Peoples Benefit of that election. In certain situations, Peoples Benefit will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless an exemption from

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withholding applies under an applicable tax treaty and the Company has received the appropriate Form W-8 certifying the U.S. taxpayer identification number.

“Eligible rollover distributions” from section 403(b) Policies are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee’ spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a “direct rollover” from the Policy to a tax-qualified plan, IRA or tax sheltered annuity or to a government 457 plan that agrees to separately account for rollover contributions.

Penalty Taxes on Certain Early Withdrawals

The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions that are includible in income. The penalty amount is 10% of the amount includible in income that is received under the deferred annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (i) made after the taxpayer reaches age 59 1/2; (ii) made on or after the death of the Policy Owner or, where the Policy Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Policies); (iii) attributable to the disability of the taxpayer which occurred after the purchase of the Policy (as defined in the Internal Revenue Code); (iv) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (v) under an immediate annuity policy (as defined in the Internal Revenue Code); (vi) that can be traced to an investment in the Policy prior to August 14, 1982; or (viii) under a Policy that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee’s severance from employment.

If the penalty tax does not apply to a withdrawal as a result of the application of item (iv) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iv) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

For Qualified Policies, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.

Additional exceptions to the penalty tax may not apply to distributions from Qualified Policies issued under Section 408(b) or 408A of the Internal Revenue Code that you use to pay qualified higher education expenses, the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer, a distribution made on account of an Internal Revenue Service levy. Other exceptions may be available under Qualified Policies.

It is unclear whether stabilized annuity payments under the Initial Payment Guarantee should be treated as fixed annuity payments or variable annuity payments for federal income tax purposes. You should consult a tax advisor on this issue.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g. death benefits other than the Return of Premium Death Benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with the ADB and ADD-II as a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to age 59 1/2. Although we do not believe that the fees associated with the ADB and ADD-II or any other optional benefit provided under the policy should be treated as taxable surrenders you should consult your tax adviser prior to selecting any optional benefit under the Policy.

Annuity Policies Owned By Non-Natural Persons

Where a non-natural person (for example, a corporation) holds a Policy, that Policy is generally not treated as an annuity policy for federal income tax purposes, and the income on that Policy (generally the increase in the net Policy Value less the payments) is considered taxable income each year. This rule does not apply where the non-natural person is only a nominal owner such as a trust or

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other entity acting as an advisor for a natural person. The rule also does not apply where the estate of a decedent acquires a Policy, where an employer purchases a Policy on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue Code).

Multiple-Policies Rule

All non-qualified annuity policies issued by the same company (or affiliate) to the same Policy Owner during any calendar year are to be aggregated and treated as one policy for purposes of determining the amount includible in the taxpayer’s gross income. Thus, any amount received under any Policy prior to the Policy’s Annuity Commencement Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such policies. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-policies rules through the serial purchase of annuity policies or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Policies purchased by the same Policy Owner. Accordingly, a Policy Owner should consult a tax adviser before purchasing more than one Policy or other annuity policies. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code).)

Transfers Of Annuity Policies

Any transfer of a Non-Qualified Policy during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Policy to the Policy Owner at the time of such transfer. The transferee’s investment in the Policy will be increased by any amount included in the Policy Owner’s income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code Section 1041(a).

Assignments Of Annuity Policies

A transfer of ownership in a Policy, a collateral assignment, or the designation of an Annuitant or other beneficiary who is not also the Policy Owner may result in tax consequences to the Policy Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Policy Owner considering such a transfer or assignment of a Policy should contact a tax adviser about the potential tax effects of such a transaction. Qualified Policies may not be assigned, except as permitted by federal income tax law.

Diversification Standards

To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A “look-through” rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance on the extent to which Policy Owners may direct their investments to particular subaccounts of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are issued, the Policy may need to be modified in order to remain in compliance. For these reasons, Peoples Benefit reserves the right to modify the Policy, as necessary, to maintain the tax-deferred status of the Policy.

We intend to comply with the diversification regulations to assure that the Policy continues to be treated as an annuity policy for federal income tax purposes.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

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Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Policy Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases By Residents Of Puerto Rico

The Internal Revenue Service recently announced that income received by resident of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of the United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Qualified Policies

Qualified Policies contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Policy should consult a personal tax adviser. Currently, Qualified Policies are available as traditional IRA Policies, Roth IRA Policies, and 403(b) Policies.

403(b) Policies

Peoples Benefit will offer Policies in connection with retirement plans adopted by public school systems and certain tax-exempt organizations for their employees under Section 403(b) of the Internal Revenue Code. More detailed information on 403(b) Policies may be found in the Statement of Additional Information.

Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988, (2) earnings on those contributions, and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under Federal tax law.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation, regulation, or otherwise. You should consult a tax advisor with respect to legal or regulatory developments and their effect on the Policy.

We have the right to modify the Policy in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive. We make no guarantee regarding the tax status of any Policy and do not intend the above discussion as tax advice.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

10.	ADDITIONAL FEATURES

Systematic Payout Option

You may elect to have a specified dollar amount provided to you from the portion of your Policy’s value allocated to the Portfolios on a monthly, quarterly, semi-annual, or annual basis. The minimum amount for each Systematic Payout is $50. If payments are from the fixed account, then they cannot exceed the free percentage divided by the number of payments per year. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.

You may elect this option by completing a Systematic Payout Option Request Form.

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Peoples Benefit must receive your Form at least 30 days before the date you want Systematic Payouts to begin. Peoples Benefit will process each Systematic Payout on the date and at the frequency you specified in your Systematic Payout Option Application Form. The start date for Systematic Payouts must be between the first and the twenty-eighth day of the month. You may discontinue the Systematic Payout Option at any time by notifying us in writing at least 30 days prior to your next scheduled withdrawal date.

We reserve the right to discontinue offering this option upon 30 days’ notice, and we also reserve the right to charge a fee for the option.

Additional Death Benefit

The optional Additional Death Benefit (“ADB”) pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your Policy, in certain circumstances. The ADB is only available for issue ages through age 80.

ADB Amount. The ADB is only payable if you elected the rider prior to the death triggering the payment of the Policy death benefit and a death benefit is payable under the policy. The ADB is equal to:

•	the ADB factor (see below); multiplied by

•	the rider earnings on the date the death benefit is calculated.

Rider earnings equal:

•	the Policy Value on the date the death benefit is determined; minus

•	Policy Value on the rider date; minus

•	Premium Payments after the rider date; plus

•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the ADB if there are no rider earnings on the date the death benefit is calculated.

If you purchase your Policy as part of a 1035 exchange or add the ADB after you purchase the Policy, rider earnings do not include any gains before the 1035 exchange or the date the ADB is added to your Policy.

The ADB factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80.

No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the Policy, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the Policy and the ADB will be considered.

Please see the SAI for an example which illustrates the ADB payable as well as the effect of a partial surrender on the ADB.

Spousal Continuation. If a spouse, as the new owner of the Policy, elects to continue the Policy instead of receiving a death benefit and ADB, the spouse will receive a one-time Policy Value increase equal to the ADB. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she is under the age of 80.

Rider Fee. A rider fee, 0.25% of the Policy Value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the Policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the ADB would not pay any benefits (because there are no rider earnings).

Termination. The rider will remain in effect until:

•	you cancel it by notifying our service center in writing,

•	the Policy is annuitized or surrendered, or

•	the ADB is paid or added to the Policy Value under a spousal continuation.

Once terminated, the ADB may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and of IRAs. Consult a tax adviser before electing this rider for any qualified plan or IRA.

Please note. This feature terminates upon annuitization and there is a mandatory annuitization date.

The Additional Death Benefit may vary for certain policies and may not be available for all policies.

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Additional Death Distribution - II

The optional Additional Death Distribution – II (“ADD-II”) pays an additional death benefit amount when a death benefit is payable under your Policy, in certain circumstances. The ADD-II is only available for issue ages through age 75.

ADD-II Amount. An additional death benefit is only payable if a death benefit is paid on the base Policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.

•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the Policy Value less any premiums added after the rider date.

The rider benefit percentage may vary but will currently be equal to 30% for issue ages 0 – 70 and 20% for issue ages 71 – 75.

No benefit is payable under the ADD-II if the Policy Value on the date of death is less than the Premium Payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the Policy and the additional benefit will be considered.

Please see the SAI for an example which illustrates the additional death benefit payable as well as the effect of a partial surrender on the additional benefit.

Spousal Continuation. If a spouse, as the new owner of the Policy, elects to continue the Policy instead of receiving the death benefit and ADD-II, the spouse will receive a one-time Policy Value increase equal to the ADD-II. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long he or she is under the age of 76.

Rider Fee. A rider fee, currently 0.55% of the Policy Value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the Policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

•	you cancel it by notifying our service center in writing,

•	the Policy is annuitized or surrendered, or

•	the additional death benefit is paid or added to the Policy Value under a spousal continuation.

Once terminated, the ADD-II may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans. Consult a tax adviser before electing this rider.

Please note. This feature terminates upon annuitization and there is a mandatory annuitization date.

The Additional Death Distribution—II may vary for certain policies and may not be available for all policies.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your Policy. You cannot delete this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

With the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time, however once you annuitize and elect the rider, the guaranteed percentage will not change during the life of the rider. Contact us for the current guaranteed percentage.

Rider Fee. There is a charge for the Initial Payment Guarantee rider, which is in addition to the base product mortality and expense risk fee charge. This fee is reflected in the amount of the annuity payments that you receive if you select the payment guarantee rider. It is deducted in the same manner as the separate account charge since it is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the Subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.

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Other Terms and Conditions. The Initial Payment Guarantee uses a 5.0% assumed investment rate (“AIR”) to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the net investment return exactly equals 5.0%. The payments will increase if actual net investment performance exceeds the AIR, and decrease if actual net performance is below the AIR (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary by state and may not be available in all states.

Nursing Care and Terminal Condition

No Excess Interest Adjustment will apply if you or your spouse has been:

•	Confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or

•	Diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit. This benefit may not be available in all states. See the Policy or endorsement for details and conditions.

Unemployment Waiver

No Excess Interest Adjustment will apply to withdrawals if you or your spouse is unemployed. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed; and

•	employed full time on the Policy Date; and

•	unemployed for at least 60 days in a row at the time of the withdrawal; and

•	must have a minimum Cash Value at the time of withdrawal of $5,000

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of withdrawal.

You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. This benefit may not be available in all states. See the Policy for details.

Guaranteed Minimum Income Benefit

The Guaranteed Minimum Income Benefit (“GMIB”) is no longer available for new sales, but Policy Owners who elected the GMIB before May 1, 2003, can still upgrade. If you upgrade, the annual effective interest rate is currently 5% per year.

Telephone Transactions

You may establish the telephone transfer privilege on your Policy by completing the appropriate section of the Policy acknowledgment form you will receive with your Policy or by completing a separate telephone authorization form at a later date. You may also authorize a third party to initiate transactions by telephone by completing a third party authorization form or the appropriate section of the Policy acknowledgment form.

Peoples Benefit will take reasonable steps to confirm that instructions communicated by telephone are genuine. Before we act on any request, we will ask the caller for his or her policy number and Social Security Number. In addition, we will take reasonable steps to confirm that instructions communicated by telephone from a third party are genuine. The third party caller will be asked for his or her name, company affiliation (if appropriate), the policy number to which he or she is referring, and the Social Security number of the Policy Owner. This information will be verified with the Policy Owner’s records before processing a transaction, and all transactions performed will be verified with the Policy Owner through a written confirmation statement. We will record all calls. Neither the Company nor the Funds shall be liable for any loss, cost, or expense for acting on telephone instructions that are believed to be genuine in accordance with these procedures.

Asset Rebalancing

During the Accumulation Phase, you may instruct us to make automatic transfers of amounts among the Subaccounts in order to maintain a desired allocation of Policy Value among those Subaccounts. We will

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“rebalance” monthly, quarterly, semi-annually, or annually, beginning on the date you select. You must select the percentage of the Policy Value you desire in each of the various Subaccounts offered (totaling 100%). Rebalancing can be started, stopped, or changed at any time, except that rebalancing will not be available when Dollar-Cost Averaging is in effect or when any other transfer is requested.

Dollar Cost Averaging Program

During the Accumulation Phase, you may instruct us to automatically make transfers into one or more variable Subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly.

You can elect to transfer from the Dollar Cost Averaging Fixed Account Option or the money market Subaccount.

A Dollar Cost Averaging program will begin on the 28th day of the applicable month. If we receive additional Premium Payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market Subaccount; and

•	any amount in a variable source will remain in that variable Subaccount; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is not charge for this benefit.

The Dollar Cost Averaging program may vary for certain policies and may not be available for all policies. See your policy for availability of the fixed account options.

11.	OTHER INFORMATION

Peoples Benefit Life Insurance Company Peoples Benefit Life Insurance Company is an Iowa stock life insurance company incorporated on August 6, 1920, with Administrative and Service Office at 4333

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Edgewood Road, N.E., Cedar Rapids, Iowa 52499. It is principally engaged in offering life insurance and annuity policies, and is licensed in all states, the District of Columbia, and Puerto Rico.

Peoples Benefit is a wholly owned-indirect subsidiary of Transamerica Corporation, which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

Peoples Benefit is a member of the Insurance Marketplace Standards Association (“IMSA”). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self-and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at 240-744-3030.

Peoples Benefit Life Insurance Company Separate Account V

The Separate Account was established by Peoples Benefit on February 1, 1992, and operates under Iowa law.

The Separate Account is a unit investment trust registered with the SEC under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

Peoples Benefit owns the assets of the Separate Account, and the obligations under the Policy are obligations of Peoples Benefit. These assets are held separately from the other assets of Peoples Benefit and are not chargeable with liabilities incurred in any other business operation of Peoples Benefit (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). Peoples Benefit will always keep assets in the Separate Account with a value at least equal to the total Policy Value under the Policies. Income, gains, and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of Peoples Benefit. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of Peoples Benefit’s general account assets or any other separate account Peoples Benefit maintains.

The Separate Account has various Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying funds. Additional Subaccounts may be established at Peoples Benefit’s discretion. The Separate Account meets the definition of a “separate account” under Section 2(a)(37) of the 1940 Act.

Policy Owner

The Policy Owner is the person or persons designated as the Policy Owner in the customer order form to participate in the Policy and who exercises all rights under the Policy. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

Annuitant

The person during whose life any annuity payments involving life contingencies will continue.

Payee

The Payee is the Policy Owner, Annuitant, beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Distribution of the Policies

Distribution and Principal Underwriting Agreement. Effective May 1, 2007, our affiliate, TCI, replaced our affiliate, AFSG, as principal underwriter for the policies. We have entered into a principal underwriting agreement with our affiliate, TCI, for the distribution and sale of the Policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the Policies (e.g., commissions payable to selling firms selling the Policies, as described below.)

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Compensation to Broker-Dealers Selling the Policies. The Policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the Policies. We pay commissions through TCI to the selling firms for their sales of the Policies.

A limited number of representatives of InterSecurities, Inc. (“ISI”), an affiliated broker-dealer firm, “wholesale” the Policies, that is, provide sales support and training to sales representatives at the selling firms. To the extent permitted by NASD rules, we and/or ISI or another affiliates may provide promotional incentives in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms or organizations in connection with the sale of the Policies. We and/or our affiliates may shares the costs of client appreciation events, reimburse selling firms for, among other things, the costs of exhibit booths and other items related to sponsoring marketing conferences and events, and/or provide other marketing support. To the extent permitted by NASD rules , we and/or our affiliates may provide selling representatives with occasional de minimus gifts, meals, tickets or other non-cash compensation in connection with the sale the Policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ between selling firms.

The selling firms are paid commissions for the promotion and sale of the Policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 1.25% of premiums plus an annual continuing fee of 1.0% based on policy values.

The registered representative who sells you the Policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a Policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

Special Compensation Paid to Affiliated Firms. Our parent company provides paid-in capital to TCI and pay the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. Certain costs of ISI are underwritten by our affiliates. Wholesaling representatives and their managers at ISI who meet certain productivity standards that include sales of the Policies may receive additional cash bonuses and non-cash compensation from us or our affiliates.

Commissions and other incentives or payments described above are not charged directly to Policy owners or the separate account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Policy and other corporate revenue.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this Policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the Policies.

Right to Cancel Period

The period during which the Policy Owner may cancel the Policy for a refund and we will treat the policy as void from the Policy Date. The period ranges in length from 20 to 30 days (or more in some cases), as specified in your Policy. We will pay the refund within seven days after we receive your written request to cancel the Policy and the returned Policy at our Administrative and Service Office. You bear the risk of any decline in Policy Value during the Right to Cancel Period.

Reinstatements

Peoples Benefit occasionally receives requests to reinstate a Policy whose funds had been transferred to another company via an exchange under Internal Revenue Code Section 1035 or a trustee-to-trustee transfer under the Internal Revenue Code. In this situation, Peoples Benefit will require the Policy Owner to replace the same total amount of money in the applicable Subaccounts as was taken from them

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to effect the transfer. The total dollar amount of funds reapplied to the Separate Account will be used to purchase a number of Accumulation Units available for each Subaccount based on the Accumulation Unit Values at the date of Reinstatement (within two days of the date the funds were received by Peoples Benefit). It should be noted that the number of Accumulation Units available on the Reinstatement date may be more or less than the number surrendered for the transfer. Policy Owners should consult a qualified tax adviser concerning the tax consequences of any Internal Revenue Code Section 1035 exchanges or reinstatements.

Voting Rights

The underlying funds do not hold regular meetings of shareholders. The directors/trustees of the Funds may call special meetings of shareholders as the 1940 Act or other applicable law may require. To the extent required by law, Peoples Benefit will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccount. Peoples Benefit will vote Fund shares as to which no timely instructions are received and those shares held by Peoples Benefit as to which Policy Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Policies participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Prior to the Annuity Commencement Date, the Policy Owner holds a voting interest in each Portfolio to which the Policy Value is allocated. The number of votes which are available to a Policy Owner will be determined by dividing the Policy Value attributable to a Portfolio by the net asset value per share of the applicable Portfolio. After the Annuity Commencement Date, the person receiving Annuity Payments under any variable Annuity Payment Option has the voting interest. The number of votes after the Annuity Commencement Date will be determined by dividing the reserve for such Policy allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Annuity Commencement Date, the votes attributable to a Policy decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.

Please note that it is possible for a small number of policy owners (assuming the underlying fund portfolio determines they represent a quorum) to determine the outcome of a vote, especially if they have large policy values.

The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

Additions, Deletions, or Substitutions of Investments

Peoples Benefit retains the right, subject to any applicable law, to make certain changes. Peoples Benefit reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Funds or of another registered open-end management investment company, if the shares of the Portfolios are no longer available for investment or if, in Peoples Benefit’s judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent the 1940 Act requires, substitutions of shares attributable to a Policy Owner’s interest in a Portfolio will not be made until SEC approval has been obtained and the Policy Owner has been notified of the change.

Peoples Benefit may establish new Portfolios when marketing, tax, investment, or other conditions so warrant. Peoples Benefit will make any new Portfolios available to existing Policy Owners on a basis Peoples Benefit will determine. Peoples Benefit may also eliminate one or more Portfolios if marketing, tax, investment, or other conditions so warrant.

In the event of any such substitution or change, Peoples Benefit may, by appropriate endorsement, make whatever changes in the Policies may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Policies, Peoples Benefit may operate the Separate Account as a management company under the 1940 Act or any other form permitted by law, may deregister the Separate Account under the 1940 Act in the event such registration is no longer required, or may combine the Separate Account with one or more other separate accounts.

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Financial Statements

The audited statutory-basis financial statements and schedules of Peoples Benefit and the audited financial statements of the Subaccounts of the Separate Account which are available for investment by The Advisor’s Edge Select® Variable Annuity Policy Owners (as well as the Independent Registered Public Accounting Firm’s Reports on them) are contained in the Statement of Additional Information.

Independent Registered Public Accounting Firm

Ernst & Young LLP serves as Independent Registered Public Accounting Firm for Peoples Benefit and the Subaccounts of the Separate Account which are available for investment by The Advisor’s Edge Select® Variable Annuity Policy Owners and audits their financial statements annually.

Legal Proceedings

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Peoples Benefit, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Peoples Benefit believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Separate Account or on the ability of TCI, to perform under its principal underwriting agreement, or on the ability of Peoples Benefit to meet its obligations under the policy.

T ABLE OF CONTENTS FOR THE ADVISOR’S EDGE SELECT® VARIABLE ANNUITY STATEMENT OF ADDITIONAL INFORMATION

GLOSSARY OF TERMS

THE POLICY — GENERAL PROVISIONS

ADDITIONAL DEATH BENEFIT

ADDITIONAL DEATH DISTRIBUTION - II

PERFORMANCE INFORMATION

PERFORMANCE COMPARISONS

SAFEKEEPING OF ACCOUNT ASSETS

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

TAXATION OF PEOPLES BENEFIT

STATE REGULATION OF PEOPLES BENEFIT

RECORDS AND REPORTS

DISTRIBUTION OF THE POLICIES

ADMINISTRATIVE SERVICES CONTRACT

LEGAL MATTERS

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

OTHER INFORMATION

FINANCIAL STATEMENTS

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APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

Subaccount	Year	1.45%
		Beginning AUV		Ending AUV		# Units
Asset Allocation - Conservative Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.218163 1.174882 1.086427 0.897 1.000	$ $ $ $ $	1.314219 1.218163 1.174882 1.086427 0.897	799,984.652 936,388.233 861,278 166,604.481 81,650
Asset Allocation - Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.292634 1.168315 1.038054 0.805 1.000	$ $ $ $ $	1.473222 1.292634 1.168315 1.038054 0.805	103,045.796 181,530.774 390,768 0.000 100
Asset Allocation - Moderate Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.242705 1.173330 1.068624 0.868 1.000	$ $ $ $ $	1.365602 1.242705 1.173330 1.068624 0.868	1,519,104.399 1,456,917.291 275,000 115,007.063 100
Asset Allocation - Moderate Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.276212 1.177932 1.052490 0.840 1.000	$ $ $ $ $	1.432059 1.276212 1.177932 1.052490 0.840	777,484.777 778,090.104 1,023,551 197,068.256 146,987
Capital Guardian Global - Initial Class Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.183638 1.089840 1.000	$ $ $	1.333838 1.183638 1.089840	29,717.902 27,982.869 9,543
Capital Guardian Value - Initial Class Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.204685 1.134632 1.000	$ $ $	1.383420 1.204685 1.134632	1,619,947.847 1,873,860.189 1,818,151
Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 3, 1999	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	2.063553 1.844825 1.408716 1.053 1.031 1.000	$ $ $ $ $ $	2.894074 2.063553 1.844825 1.408716 1.053 1.031	170,884.337 234,658.588 276,382 289,895.875 1,174,467 227,293
JPMorgan Enhanced Index - Initial Class Subaccount Inception Date October 26, 1998	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.990810 0.971527 0.887825 0.699 0.940 1.000	$ $ $ $ $ $	1.126220 0.990810 0.971527 0.887825 0.699 0.940	258,298.605 274,610.565 122,411 498,181.574 477,109 878,233
Legg Mason Partners All Cap - Initial Class(1) Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.058825 1.032047 0.959364 0.720000 0.970000 1.000000	$ $ $ $ $ $	1.237419 1.058825 1.032047 0.959364 0.720000 0.970000	51,620.065 57,575.498 62,820.000 65,194.584 250,520.000 2,526,729.000
MFS International Equity - Initial Class(2) Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.224845 1.100918 0.976821 0.791 1.000	$ $ $ $ $	1.485919 1.224845 1.100918 0.976821 0.791	193,975.874 100,020.109 85,250 1,146,645.804 1,542,567
PIMCO Total Return – Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.130007 1.120250 1.087635 1.052000 1.000000	$ $ $ $ $	1.160800 1.130007 1.120250 1.087635 1.052000	1,969,634.612 2,405,099.787 2,549,835.000 1,308,955.006 1,036,839.000

41

Subaccount	Year	1.45%
		Beginning AUV		Ending AUV		# Units
T. Rowe Price Small Cap – Initial Class Subaccount Inception Date May 1, 2006	2006		$1.000000		$0.948942	86,465.962
Templeton Transamerica Global - Initial Class(3) Subaccount Inception Date May 3, 1999	2006 2005 2004 2003 2002	$ $ $ $ $	1.336638 1.261731 1.169436 0.936 1.000	$ $ $ $ $	1.565172 1.336638 1.261731 1.169436 0.936	6,231.858 6,383.655 6,675 2,674.427 100
Transamerica Equity - Initial Class(4) Subaccount Inception Date May 3, 1999	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.240952 1.080260 0.946372 0.732 0.955 1.000	$ $ $ $ $ $	1.329869 1.240952 1.080260 0.946372 0.732 0.955	2,091,258.670 2,037,334.956 1,938,310 1,637,531.181 305,915 116,195
Transamerica Growth Opportunities - Initial Class Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.637113 1.428887 1.242983 0.961 1.138 1.000	$ $ $ $ $ $	1.696110 1.637113 1.428887 1.242983 0.961 1.138	173,706.738 199,070.322 308,148 940,110.792 2,132,708 388,004
Transamerica Science and Technology - Initial Class(5) Subaccount Inception Date July 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.465952 1.457111 1.368019 0.919 1.000	$ $ $ $ $	1.459573 1.465952 1.457111 1.368019 0.919	0.000 12,978.376 12,978 12,978.376 100
Transamerica Small/Mid Cap Value - Initial Class Subaccount Inception Date October 26, 1998	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.475759 1.318322 1.149577 0.611 1.024 1.000	$ $ $ $ $ $	1.717342 1.475759 1.318322 1.149577 0.611 1.024	73,231.680 76,676.982 84,060 230,384.409 516,634 2,847,860
Transamerica Value Balanced - Initial Class Subaccount Inception Date May 3, 1999	2006 2005 2004 2003 2002	$ $ $ $ $	1.195379 1.137667 1.049621 0.886 1.000	$ $ $ $ $	1.358241 1.195379 1.137667 1.049621 0.886	387,092.088 574,576.353 266,692 115,887.066 370,296
Van Kampen Active International Allocation - Initial Class Subaccount Inception Date October 26, 1998	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.262008 1.125102 0.983665 0.751 0.918 1.000	$ $ $ $ $ $	1.536450 1.262008 1.125102 0.983665 0.751 0.918	1,396,485.885 1,375,037.323 1,390,727 351,432.230 244,047 55,549
Van Kampen Mid-Cap Growth - Initial Class Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.811447 0.765392 0.724747 0.574 0.870 1.000	$ $ $ $ $ $	0.879107 0.811447 0.765392 0.724747 0.574 0.870	65,597.403 64,998.821 31,777 48,025.996 203,958 94,504
AllianceBernstein Global Technology - Class B Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.786729 0.770018 0.743395 0.524 0.914 1.000	$ $ $ $ $ $	0.840508 0.786729 0.770018 0.743395 0.524 0.914	31,061.262 35,866.428 37,176 35,549.203 17,582 1,000
AllianceBernstein Growth - Class B Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.065812 0.968524 0.857939 0.646 0.914 1.000	$ $ $ $ $ $	1.037572 1.065812 0.968524 0.857939 0.646 0.914	187,460.467 228,654.688 457,077 288,679.947 200,515 29,724

42

Subaccount	Year	1.45%
		Beginning AUV		Ending AUV		# Units
AllianceBernstein Large Cap Growth - Class B Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.934630 0.825595 0.773086 0.636 0.933 1.000	$ $ $ $ $ $	0.915406 0.934630 0.825595 0.773086 0.636 0.933	9,793.284 30,686.923 41,608 41,209.721 15,501 15,501
Columbia Small Company Growth Fund, Variable Series - Class A Subaccount Inception Date October 26, 1998	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.133055 1.119103 1.018460 0.717 0.961 1.000	$ $ $ $ $ $	1.255402 1.133055 1.119103 1.018460 0.717 0.961	43,037.986 75,936.194 85,648 208,600.069 32,144 1,000
Credit Suisse International Focus Portfolio Subaccount Inception Date October 26, 1998	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.262346 1.090434 0.964153 0.735 0.933 1.000	$ $ $ $ $ $	1.476465 1.262346 1.090434 0.964153 0.735 0.933	31,064.247 57,022.749 51,574 45,624.666 1,681,258 1,166,722
Credit Suisse Small Cap Core I Portfolio(6) Subaccount Inception Date October 26, 1998	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.035472 1.079380 0.987714 0.675 1.032 1.000	$ $ $ $ $ $	1.069374 1.035472 1.079380 0.987714 0.675 1.032	52,561.216 118,731.316 94,785 134,733.493 51,311 53,153
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.832564 0.817214 0.782616 0.631 0.904 1.000	$ $ $ $ $ $	0.894214 0.832564 0.817214 0.782616 0.631 0.904	13,116.635 12,556.341 10,772 30,569.443 41,926 44,459
Dreyfus - VIF Appreciation - Service Class Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.987611 0.962276 0.931583 0.782 0.955 1.000	$ $ $ $ $ $	1.131328 0.987611 0.962276 0.931583 0.782 0.955	75,165.888 83,505.425 33,058 1,954,523.929 2,053,954 1,921,167
Federated American Leaders Fund II Subaccount Inception Date October 26, 1998	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.053785 1.017898 0.940699 0.747 0.950 1.000	$ $ $ $ $ $	1.213355 1.053785 1.017898 0.940699 0.747 0.950	594,543.004 697,977.937 984,317 1,052,218.362 2,635,744 1,662,159
Federated Capital Income Fund II Subaccount Inception Date October 26, 1998	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.918462 0.876656 0.809119 0.680 0.907 1.000	$ $ $ $ $ $	1.046986 0.918462 0.876656 0.809119 0.680 0.90	37,995.319 33,288.076 5,170 28,081.499 32,996 43,338
Federated Fund for U.S. Government Securities II Subaccount Inception Date October 26, 1998	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.145507 1.138979 1.115277 1.105 1.028 1.000	$ $ $ $ $ $	1.175893 1.145507 1.138979 1.115277 1.105 1.028	309,313.755 361,969.328 613,614 1,647,847.713 3,243,760 2,220,115

43

Subaccount	Year	1.45%
		Beginning AUV		Ending AUV		# Units
Federated High Income Bond Fund II Subaccount Inception Date October 26, 1998	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.309445 1.294013 1.188509 0.987 0.987 1.000	$ $ $ $ $ $	1.430249 1.309445 1.294013 1.188509 0.987 0.987	899,218.715 1,145,821.416 1,172,624 1,082,635.472 170,786 30,054
Federated Prime Money Fund II Subaccount Inception Date October 26, 1998	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.004903 0.992624 0.998922 1.007 1.007 1.000	$ $ $ $ $ $	1.035665 1.004903 0.992624 0.998922 1.007 1.007	1,853,380.190 1,816,231.907 2,087,881 1,600,766.572 3,325,810 3,173,087
Fidelity – VIP Contrafund® Portfolio – Initial Class Subaccount Inception Date May 1, 2006	2006		$1.000000		$1.030515	279,643.348
Fidelity - VIP Mid Cap Portfolio - Initial Class Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.418273 1.216160 1.000	$ $ $	1.575602 1.418273 1.216160	588,023.895 788,472.104 787,345
Fidelity - VIP Value Strategies Portfolio - Initial Class Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.133089 1.119660 1.000	$ $ $	1.299401 1.133089 1.119660	731,834.258 823,483.078 726,498
Gartmore NVIT Developing Markets Fund(7) Subaccount Inception Date October 26, 1998	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	2.073960 1.599736 1.354948 0.861 0.967 1.000	$ $ $ $ $ $	2.751242 2.073960 1.599736 1.354948 0.861 0.967	338,938.828 59,141.282 17,450 19,723.371 27,483 4,208
Seligman Capital - Class 2 Shares Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.993553 0.898302 0.841490 0.629 0.954 1.000	$ $ $ $ $ $	1.036234 0.993553 0.898302 0.841490 0.629 0.954	16,192.736 17,238.690 302,622 122,421.370 57,673 53,475
Seligman Communications and Information - Class 2 Shares Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.019899 0.962243 0.880602 0.620 0.987 1.000	$ $ $ $ $ $	1.226661 1.019899 0.962243 0.880602 0.620 0.987	8,911.670 40,738.524 40,828 57,025.789 20,722 132,530
Seligman Global Technology - Class 2 Shares Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.888186 0.834695 0.815568 0.608 0.904 1.000	$ $ $ $ $ $	1.030456 0.888186 0.834695 0.815568 0.608 0.904	6,576.998 7,724.409 9,018 10,434.556 10,485 18,388
Vanguard - Equity Index Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.160267 1.123187 1.028400 0.812 1.000	$ $ $ $ $	1.323386 1.160267 1.123187 1.028400 0.812	5,823,254.853 2,326,524.061 2,586,038 1,832,289.179 1,054,250
Vanguard - Mid-Cap Index Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.396071 1.242604 1.047790 0.793 1.000	$ $ $ $ $	1.565432 1.396071 1.242604 1.047790 0.793	1,163,317.452 1,527,906.186 1,634,691 1,454,754.279 776,001
Vanguard - REIT Index Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.772256 1.607610 1.249674 0.936 1.000	$ $ $ $ $	2.357239 1.772256 1.607610 1.249674 0.936	753,540.003 260,875.567 550,674 287,366.638 37,049
Vanguard - Short-Term Investment-Grade Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.076315 1.067869 1.061463 1.040 1.000	$ $ $ $ $	1.113133 1.076315 1.067869 1.061463 1.040	4,838,808.892 4,232,273.584 3,990,261 2,241,011.063 2,524,331

44

Subaccount	Year	1.45%
		Beginning AUV		Ending AUV		# Units
Vanguard - Total Bond Market Index Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.122658 1.112200 1.082852 1.056 1.000	$ $ $ $ $	1.154309 1.122658 1.112200 1.082852 1.056	1,125,093.709 1,133,754.349 1,100,529 1,243,279.529 93,787
Wanger International Small Cap Subaccount Inception Date October 26, 1998	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.627553 1.358616 1.058073 0.721 0.849 1.000	$ $ $ $ $ $	2.200552 1.627553 1.358616 1.058073 0.721 0.849	95,585.812 326,373.631 282,130 227,633.673 770,108 749,066
Wanger U.S. Smaller Companies Subaccount Inception Date October 26, 1998	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.494234 1.362500 1.168145 0.827 1.009 1.000	$ $ $ $ $ $	1.588907 1.494234 1.362500 1.168145 0.827 1.009	835,302.936 1,037,234.292 1,411,226 1,265,412.266 2,907,945 965,088
WFAVT Small/Mid Cap Value Fund Subaccount Inception Date October 26, 1998	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.324460 1.153299 1.002056 0.735 0.970 1.000	$ $ $ $ $ $	1.510849 1.324460 1.153299 1.002056 0.735 0.970	99,755.291 99,610.153 227,049 375,435.186 2,638,983 2,004,437

45

Subaccount	Year	1.50%
		Beginning AUV		Ending AUV		# Units
Asset Allocation - Conservative Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.215924 1.173316 1.085524 0.896 1.000	$ $ $ $ $	1.311160 1.215924 1.173316 1.085524 0.896	21,069.127 21,069.127 0.000 0.000 100
Asset Allocation - Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.290319 1.166804 1.037216 0.805 1.000	$ $ $ $ $	1.469855 1.290319 1.166804 1.037216 0.805	2,935.495 7,506.495 16,848 0.000 100
Asset Allocation - Moderate Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.240469 1.171796 1.067759 0.868 1.000	$ $ $ $ $	1.362474 1.240469 1.171796 1.067759 0.868	40,306.666 42,311.513 29,988 13,349.154 100
Asset Allocation - Moderate Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.273905 1.176374 1.051623 0.839 1.000	$ $ $ $ $	1.428769 1.273905 1.176374 1.051623 0.839	55,727.721 53,800.489 48,522 585.533 100
Capital Guardian Global - Initial Class Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.182667 1.089487 1.000	$ $ $	1.332096 1.182667 1.089487	47,538.514 6,802.733 6,803
Capital Guardian Value - Initial Class Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.203699 1.134259 1.000	$ $ $	1.381607 1.203699 1.134259	48,400.873 5,593.486 0.000
Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 3, 1999	2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $	2.497286 2.233675 1.706483 1.276 1.250 1.143 0.895 1.000	$ $ $ $ $ $ $ $	3.500631 2.497286 2.233675 1.706483 1.276 1.250 1.143 0.895	103,450.227 249,301.608 309,360 552,346 418,031 305,095 185,954 2,881
JPMorgan Enhanced Index - Initial Class Subaccount Inception Date October 26, 1998	2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $	1.075522 1.055117 0.964689 0.759 1.022 1.179 1.343 1.154 1.000	$ $ $ $ $ $ $ $ $	1.221924 1.075522 1.055117 0.964689 0.759 1.022 1.179 1.343 1.154	1,252,111.674 1,539,104.181 1,930,602 2,468,796 2,285,629 3,700,425 3,225,502 1,662,594 1,000
Legg Mason Partners All Cap - Initial Class(1) Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.056481 1.030271 0.958182 0.720000 0.970000 1.000000	$ $ $ $ $ $	1.234065 1.056481 1.030271 0.958182 0.720000 0.970000	25,475.559 28,175.644 29,657.000 31,511.599 45,661.000 1,000.000
MFS International Equity - Initial Class(2) Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.222593 1.099441 0.975993 0.791 1.000	$ $ $ $ $	1.482452 1.222593 1.099441 0.975993 0.791	1,043.112 1,044.823 1,047 2,132.979 100
PIMCO Total Return – Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.127971 1.118783 1.086753 1.051000 1.000000	$ $ $ $ $	1.158142 1.127971 1.118783 1.086753 1.051000	37,201.235 17,675.286 24,567.000 43,093.952 100.000

46

Subaccount	Year	1.50%
		Beginning AUV		Ending AUV		# Units
T. Rowe Price Small Cap – Initial Class Subaccount Inception Date May 1, 2006	2006		$1.000000		$0.948633	0.000
Templeton Transamerica Global - Initial Class(3) Subaccount Inception Date May 3, 1999	2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $	1.334327 1.260166 1.168565 0.699 0.959 1.262 1.553 1.000	$ $ $ $ $ $ $ $	1.561692 1.334327 1.260166 1.168565 0.699 0.959 1.262 1.553	783,625.351 837,485 903,806 1,367,677.205 2,532,206 2,950,184 3,050,196 575,729
Transamerica Equity - Initial Class(4) Subaccount Inception Date May 3, 1999	2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $	1.238197 1.078385 0.945195 0.731 0.954 1.006582 1.487766 1.000000	$ $ $ $ $ $ $ $	1.326262 1.238197 1.078385 0.945195 0.731 0.954 1.006582 1.487766	2,004,161.623 452,823.257 524,861 707,788.225 788,920 1,460,416 1,343,845 246,122
Transamerica Growth Opportunities - Initial Class Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.633468 1.426398 1.241434 0.960 1.138 1.000	$ $ $ $ $ $	1.691505 1.633468 1.426398 1.241434 0.960 1.138	130.209 1,796.970 3,970 2,243.391 3,116 1,000
Transamerica Science and Technology - Initial Class(5) Subaccount Inception Date July 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.463409 1.455300 1.367000 0.919 1.000	$ $ $ $ $	1.456331 1.463409 1.455300 1.367000 0.919	0.000 0.000 0.000 0.000 100
Transamerica Small/Mid Cap Value - Initial Class Subaccount Inception Date October 26, 1998	2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $	3.032749 2.710530 2.364745 1.258 2.109 1.662 1.520 1.192 1.000	$ $ $ $ $ $ $ $ $	3.527500 3.032749 2.710530 2.364745 1.258 2.109 1.662 1.520 1.192	420,700.829 575,710.446 723,452 1,060,687 1,141,264 1,228,998 1,310,663 541,663 1,000
Transamerica Value Balanced - Initial Class Subaccount Inception Date May 3, 1999	2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $	1.193233 1.136190 1.048766 0.848104 0.962410 0.998739 1.053303 1.000000	$ $ $ $ $ $ $ $	1.355135 1.193233 1.136190 1.048766 0.848104 0.962410 0.998739 1.053303	207,917.741 234,793.839 447,603 501,638.612 663,953 950,003 1,019,180 280,925
Van Kampen Active International Allocation - Initial Class Subaccount Inception Date October 26, 1998	2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $	1.205294 1.075061 0.940372 0.719 0.879 1.157 1.437 1.102 1.000	$ $ $ $ $ $ $ $ $	1.466684 1.205294 1.075061 0.940372 0.719 0.879 1.157 1.437 1.102	891,660.581 1,049,969.500 1,288,069 1,610,481 1,433,433 1,397,351 1,312,308 1,139,793 1,000

47

Subaccount	Year	1.50%
		Beginning AUV		Ending AUV		# Units
Van Kampen Mid-Cap Growth - Initial Class Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.809627 0.764064 0.723847 0.573 0.869 1.000	$ $ $ $ $ $	0.876700 0.809627 0.764064 0.723847 0.573 0.869	39,915.497 42,819.457 44,467 44,184.087 48,938 5,702
AllianceBernstein Global Technology - Class B Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.784981 0.768689 0.742478 0.524 0.914 1.000	$ $ $ $ $ $	0.838237 0.784981 0.768689 0.742478 0.524 0.914	60.059 3,010.100 4,550 4,265.645 9,401 1,000
AllianceBernstein Growth - Class B Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.063436 0.966842 0.856875 0.654 0.918 1.000	$ $ $ $ $ $	1.034758 1.063436 0.966842 0.856875 0.654 0.918	771.861 774.898 7,432 10,784.975 3,933 1,000
AllianceBernstein Large Cap Growth - Class B Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.932556 0.824168 0.772128 0.635 0.932 1.000	$ $ $ $ $ $	0.912916 0.932556 0.824168 0.772128 0.635 0.932	0.000 0.000 0.000 0.000 1,000 1,000
Columbia Small Company Growth Fund, Variable Series - Class A Subaccount Inception Date October 26, 1998	2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $	1.556780 1.538377 1.400712 0.986 1.322 1.492 1.601 1.097 1.000	$ $ $ $ $ $ $ $ $	1.724030 1.556780 1.538377 1.400712 0.986 1.322 1.492 1.601 1.097	7,218.667 30,324 38,154 58,598 109,596 118,953 501,747 17,443 1,000
Credit Suisse International Focus Portfolio Subaccount Inception Date October 26, 1998	2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $	1.233417 1.065961 0.942971 0.719 0.913 1.190 1.630 1.078 1.000	$ $ $ $ $ $ $ $ $	1.441915 1.233417 1.065961 0.942971 0.719 0.913 1.190 1.630 1.078	185,482.926 244,719.445 266,178 268,454 264,216 316,789 324,739 17,503 1,000
Credit Suisse Small Cap Core I Portfolio(6) Subaccount Inception Date October 26, 1998	2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $	1.301563 1.357403 1.242745 0.849 1.300 1.571 1.947 1.169 1.000	$ $ $ $ $ $ $ $ $	1.343518 1.301563 1.357403 1.242745 0.849 1.300 1.571 1.947 1.169	1,249,735.595 1,258,361 1,292,143 1,405,319 1,483,995 1,708,616 1,599,802 14,585 1,000
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.830707 0.815795 0.781636 0.631 0.904 1.000	$ $ $ $ $ $	0.891775 0.830707 0.815795 0.781636 0.631 0.904	0.000 0.000 0.000 1,303.416 2,291 1,000

48

Subaccount	Year	1.50%
		Beginning AUV		Ending AUV		# Units
Dreyfus - VIF Appreciation - Service Class Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.985396 0.960586 0.930410 0.782 0.955 1.000	$ $ $ $ $ $	1.128235 0.985396 0.960586 0.930410 0.782 0.955	412.077 40,184.744 138 0.000 1,000 1,000
Federated American Leaders Fund II Subaccount Inception Date October 26, 1998	2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $	1.213217 1.172475 1.084098 0.862 1.096 1.162 1.512 1.096 1.000	$ $ $ $ $ $ $ $ $	1.396265 1.213217 1.172475 1.084098 0.862 1.096 1.162 1.512 1.096	1,154,856.315 1,324,652.376 1,664,830 2,053,460 1,923,100 1,698,516 400,459 166,796 1,000
Federated Capital Income Fund II Subaccount Inception Date October 26, 1998	2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $	0.812349 0.775743 0.716340 0.603 0.804 0.946 1.064 1.062 1.000	$ $ $ $ $ $ $ $ $	0.925577 0.812349 0.775743 0.716340 0.603 0.804 0.946 1.064 1.062	46,013.834 69,339.203 80,846 135,584 140,048 314,705 400,549 166,796 1,000
Federated Fund for U.S. Government Securities II Subaccount Inception Date October 26, 1998	2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $	1.264329 1.257748 1.232183 1.222 1.137 1.079 0.983 1.007 1.000	$ $ $ $ $ $ $ $ $	1.297240 1.264329 1.257748 1.232183 1.222 1.137 1.079 0.983 1.007	1,714,775.935 1,408,870.019 1,658,616 3,258,944 2,056,456 2,914,758 3,093,041 1,512,032 1,000
Federated High Income Bond Fund II Subaccount Inception Date October 26, 1998	2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $	1.261891 1.247633 1.146467 0.952 0.953 0.954 1.065 1.056 1.000	$ $ $ $ $ $ $ $ $	1.377623 1.261891 1.247633 1.146467 0.952 0.953 0.954 1.065 1.056	565,488.063 1,014,085.600 1,072,205 1,403,596 1,549,197 757,527 697,331 327,458 1,000
Federated Prime Money Fund II Subaccount Inception Date October 26, 1998	2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $	1.101212 1.088294 1.095739 1.105 1.106 1.082 1.036 1.005 1.000	$ $ $ $ $ $ $ $ $	1.134359 1.101212 1.088294 1.095739 1.105 1.106 1.082 1.036 1.005	1,613,196.565 1,313,538.901 1,720,995 1,961,385 2,716,197 4,646,619 3,521,141 13,680,189 449,266
Fidelity – VIP Contrafund® Portfolio – Initial Class Subaccount Inception Date May 1, 2006	2006		$1.000000		$1.030174	8,260.142
Fidelity - VIP Mid Cap Portfolio - Initial Class Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.417127 1.215778 1.000	$ $ $	1.573556 1.417127 1.215778	11,875.060 3,513.095 0.000
Fidelity - VIP Value Strategies Portfolio - Initial Class Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.132157 1.119292 1.000	$ $ $	1.297684 1.132157 1.119292	9,526.954 4,247.810 0.000

49

Subaccount	Year	1.50%
		Beginning AUV		Ending AUV		# Units
Gartmore NVIT Developing Markets Fund(7) Subaccount Inception Date October 26, 1998	2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $	2.367318 1.826916 1.548132 0.984 1.106 1.206 1.714 1.055 1.000	$ $ $ $ $ $ $ $ $	3.138860 2.367318 1.826916 1.548132 0.984 1.106 1.206 1.714 1.055	210,393.969 101,675.861 123,841 117,968 80,829 140,619 146,101 19,596 1,000
Seligman Capital - Class 2 Shares Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.991297 0.896706 0.840411 0.628 0.954 1.000	$ $ $ $ $ $	1.033375 0.991297 0.896706 0.840411 0.628 0.954	0.000 0.000 0.000 1,114.743 11,998 10,884
Seligman Communications and Information - Class 2 Shares Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.017612 0.960560 0.879498 0.620 0.986 1.000	$ $ $ $ $ $	1.223302 1.017612 0.960560 0.879498 0.620 0.986	54.467 2,745.404 4,204 3,974.002 8,871 1,000
Seligman Global Technology - Class 2 Shares Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.886187 0.833227 0.814539 0.608 0.904 1.000	$ $ $ $ $ $	1.027642 0.886187 0.833227 0.814539 0.608 0.904	0.000 0.000 0.000 0.000 1,000 1,000
Vanguard - Equity Index Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.158158 1.121695 1.027545 0.812 1.000	$ $ $ $ $	1.320331 1.158158 1.121695 1.027545 0.812	108,286.744 71,319.618 53,454 7,279.236 11,717
Vanguard - Mid-Cap Index Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.393553 1.240967 1.046930 0.793 1.000	$ $ $ $ $	1.561850 1.393553 1.240967 1.046930 0.793	40,643.523 38,049.440 30,522 18,321.323 100
Vanguard - REIT Index Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.769063 1.605513 1.248657 0.935 1.000	$ $ $ $ $	2.351847 1.769063 1.605513 1.248657 0.935	9,301.398 2,718.497 2,844 9,360.825 100
Vanguard - Short-Term Investment-Grade Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.074372 1.066483 1.060600 1.040 1.000	$ $ $ $ $	1.110591 1.074372 1.066483 1.060600 1.040	107,254.001 27,909.504 26,753 8,231.622 100
Vanguard - Total Bond Market Index Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.120651 1.110758 1.081972 1.056 1.000	$ $ $ $ $	1.151693 1.120651 1.110758 1.081972 1.056	33,117.516 26,577.073 28,410 55,425.628 100

50

Subaccount	Year	1.50%
		Beginning AUV		Ending AUV		# Units
Wanger International Small Cap Subaccount Inception Date October 26, 1998	2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $	2.726592 2.277159 1.576808 1.210 1.425 1.835 2.584 1.159 1.000	$ $ $ $ $ $ $ $ $	3.684712 2.726592 2.277159 1.576808 1.210 1.425 1.835 2.584 1.159	674,657.416 547,925.827 618,167 636,203 631,422 685,552 726,164 305,860 1,000
Wanger U.S. Smaller Companies Subaccount Inception Date October 26, 1998	2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $	2.014972 1.838244 1.774295 1.117 1.363 1.243 1.373 1.114 1.000	$ $ $ $ $ $ $ $ $	2.141575 2.014972 1.838244 1.774295 1.117 1.363 1.243 1.373 1.114	451,329.58 595,039.213 699,936 747,927 647,177 307,380 432,510 549,766 1,000
WFAVT Small/Mid Cap Value Fund Subaccount Inception Date October 26, 1998	2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $	1.684384 1.467416 1.275611 0.936 1.236 1.205 1.134 1.185 1.000	$ $ $ $ $ $ $ $ $	1.920476 1.684384 1.467416 1.275611 0.936 1.236 1.205 1.134 1.185	665,523.401 836,218.778 945,190 1,224,503 1,319,287 1,171,504 1,117,504 246,470 1,000

51

Subaccount	Year	1.60%
		Beginning AUV		Ending AUV		# Units
Asset Allocation - Conservative Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.211571 1.170262 1.083754 0.896 1.000	$ $ $ $ $	1.305179 1.211571 1.170262 1.083754 0.896	18,309.908 19,307.957 12,545 0.000 100
Asset Allocation - Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.285660 1.163725 1.035506 0.804 1.000	$ $ $ $ $	1.463112 1.285660 1.163725 1.035506 0.804	6,539.453 5,652.197 0.000 0.000 100
Asset Allocation - Moderate Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.235988 1.168706 1.065987 0.867 1.000	$ $ $ $ $	1.356216 1.235988 1.168706 1.065987 0.867	40,159.890 40,326.160 40,496 40,665.279 100
Asset Allocation - Moderate Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.269325 1.173297 1.049905 0.839 1.000	$ $ $ $ $	1.422241 1.269325 1.173297 1.049905 0.839	7,665.583 6,837.683 5,850 4,282.186 100
Capital Guardian Global - Initial Class Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.180735 1.088770 1.000	$ $ $	1.328611 1.180735 1.088770	27,839.866 17,708.505 0.000
Capital Guardian Value - Initial Class Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.201736 1.133518 1.000	$ $ $	1.378001 1.201736 1.133518	104,772.957 71,766.799 9,316
Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 3, 1999	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	2.049782 1.835214 1.403452 1.050 1.030 1.000	$ $ $ $ $ $	2.870526 2.049782 1.835214 1.403452 1.050 1.030	9,912.922 8,551.712 12,187 13,400.626 10,545 8,587
JPMorgan Enhanced Index - Initial Class Subaccount Inception Date October 26, 1998	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.984181 0.966463 0.884507 0.697 0.939 1.000	$ $ $ $ $ $	1.117048 0.984181 0.966463 0.884507 0.697 0.939	43,691.068 18,196.271 17,639 28,351.051 13,804 8,566
Legg Mason Partners All Cap - Initial Class(1) Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.051759 1.026675 0.955783 0.718 0.970 1.000	$ $ $ $ $ $	1.227346 1.051759 1.026675 0.955783 0.718 0.970	7,002.711 8,756.133 8,756 18,835.741 25,207 11,349
MFS International Equity - Initial Class(2) Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.218190 1.096562 0.974401 0.790 1.000	$ $ $ $ $	1.475665 1.218190 1.096562 0.974401 0.790	145,016.548 141,353.212 148,595 200,731.361 20,477
PIMCO Total Return – Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.123893 1.115839 1.084965 1.051 1.000	$ $ $ $ $	1.152824 1.123893 1.115839 1.084965 1.051	26,812.847 11,541.545 0.000 8,140.996 8,679
T. Rowe Price Small Cap – Initial Class Subaccount Inception Date May 1, 2006	2006		$1.000000		$0.948016	0.000
Templeton Transamerica Global - Initial Class(3) Subaccount Inception Date May 3, 1999	2006 2005 2004 2003 2002	$ $ $ $ $	1.329727 1.257058 1.166829 0.935 1.000	$ $ $ $ $	1.554773 1.329727 1.257058 1.166829 0.935	15,937.325 16,069.543 16,066 16,029.463 12,186

52

Subaccount	Year	1.60%
		Beginning AUV		Ending AUV		# Units
Transamerica Equity - Initial Class(4) Subaccount Inception Date May 3, 1999	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.232651 1.074597 0.942810 0.730 0.954 1.000	$ $ $ $ $ $	1.319019 1.232651 1.074597 0.942810 0.730 0.954	405,060.079 221,388.747 169,327 137,151.985 113,981 53,623
Transamerica Growth Opportunities - Initial Class Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.626177 1.421432 1.238328 0.959 1.137 1.000	$ $ $ $ $ $	1.682307 1.626177 1.421432 1.238328 0.959 1.137	54,208.278 49,796.309 59,023 20,366.816 17,094 1,000
Transamerica Science and Technology - Initial Class(5) Subaccount Inception Date July 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.458393 1.451736 1.364998 0.919 1.000	$ $ $ $ $	1.449916 1.458393 1.451736 1.364998 0.919	0.000 0.000 0.000 0.000 100
Transamerica Small/Mid Cap Value - Initial Class Subaccount Inception Date October 26, 1998	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.465918 1.311451 1.145278 0.610 1.023 1.000	$ $ $ $ $ $	1.703392 1.465918 1.311451 1.145278 0.610 1.023	77,822.210 84,093.601 114,706 132,273.214 152,626 134,067
Transamerica Value Balanced - Initial Class Subaccount Inception Date May 3, 1999	2006 2005 2004 2003 2002	$ $ $ $ $	1.188900 1.133183 1.047042 0.885 1.000	$ $ $ $ $	1.348897 1.188900 1.133183 1.047042 0.885	56,416.778 116,253.392 118,755 13,058.758 100
Van Kampen Active International Allocation - Initial Class Subaccount Inception Date October 26, 1998	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.253581 1.119234 0.979979 0.750 0.917 1.000	$ $ $ $ $ $	1.523944 1.253581 1.119234 0.979979 0.750 0.917	259,086.156 250,248.818 258,885 100,503.265 4,406 1,093
Van Kampen Mid-Cap Growth - Initial Class Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.806021 0.761401 0.722038 0.572 0.869 1.000	$ $ $ $ $ $	0.871949 0.806021 0.761401 0.722038 0.572 0.869	30,578.077 35,142.703 51,763 56,300.774 63,015 59,771
AllianceBernstein Global Technology - Class B Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.781468 0.765998 0.740613 0.523 0.914 1.000	$ $ $ $ $ $	0.833665 0.781468 0.765998 0.740613 0.523 0.914	27,818.541 39,207.697 38,586 59,514.847 24,846 14,447
AllianceBernstein Growth - Class B Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.058695 0.963479 0.854738 0.645 0.913 1.000	$ $ $ $ $ $	1.029129 1.058695 0.963479 0.854738 0.645 0.913	0.000 0.000 0.000 0.000 1,000 1,000
AllianceBernstein Large Cap Growth - Class B Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.928400 0.821301 0.770199 0.634 0.932 1.000	$ $ $ $ $ $	0.907953 0.928400 0.821301 0.770199 0.634 0.932	24,858.599 24,767.680 6,712 9,547.106 1,000 1,000

53

Subaccount	Year	1.60%
		Beginning AUV		Ending AUV		# Units
Columbia Small Company Growth Fund, Variable Series - Class A Subaccount Inception Date October 26, 1998	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.125502 1.113285 1.014658 0.715 0.960 1.000	$ $ $ $ $ $	1.245199 1.125502 1.113285 1.014658 0.715 0.960	150,947.571 157,500.664 171,442 140,687.661 13,547 12,157
Credit Suisse International Focus Portfolio Subaccount Inception Date October 26, 1998	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.253912 1.084751 0.960546 0.733 0.932 1.000	$ $ $ $ $ $	1.464448 1.253912 1.084751 0.960546 0.733 0.932	12,958.832 13,341.755 9,490 9,521.501 1,000 1,000
Credit Suisse Small Cap Core I Portfolio(6) Subaccount Inception Date October 26, 1998	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.028592 1.073773 0.984031 0.673 1.031 1.000	$ $ $ $ $ $	1.060697 1.028592 1.073773 0.984031 0.673 1.031	133,307.778 153,546.730 170,650 136,901.474 2,480 1,000
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.827018 0.812955 0.779695 0.630 0.903 1.000	$ $ $ $ $ $	0.886952 0.827018 0.812955 0.779695 0.630 0.903	0.000 0.000 0.000 0.000 1,000 1,000
Dreyfus VIF - Appreciation Portfolio - Service Class Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.981016 0.957253 0.928094 0.780 0.954 1.000	$ $ $ $ $ $	1.122111 0.981016 0.957253 0.928094 0.780 0.954	41,475.874 56,453.815 178,902 205,481.891 71,732 5,143
Federated American Leaders Fund II Subaccount Inception Date October 26, 1998	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.046745 1.012590 0.937185 0.746 0.950 1.000	$ $ $ $ $ $	1.203484 1.046745 1.012590 0.937185 0.746 0.950	146,097.219 197,163.745 456,974 441,008.535 170,886 3,232
Federated Capital Income Fund II Subaccount Inception Date October 26, 1998	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.912336 0.872093 0.806093 0.679 0.907 1.000	$ $ $ $ $ $	1.038473 0.912336 0.872093 0.806093 0.679 0.907	0.000 0.000 0.000 0.000 8,642 8,642
Federated Fund for U.S. Government Securities II Subaccount Inception Date October 26, 1998	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.137861 1.133045 1.111107 1.103 1.027 1.000	$ $ $ $ $ $	1.166337 1.137861 1.133045 1.111107 1.103 1.027	24,223.812 18,698.886 250,770 298,079.391 75,065 12,377
Federated High Income Bond Fund II Subaccount Inception Date October 26, 1998	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.300738 1.287298 1.184084 0.984 0.986 1.000	$ $ $ $ $ $	1.418647 1.300738 1.287298 1.184084 0.984 0.986	223,088.918 289,553.593 320,725 244,963.866 63,680 1,000

54

Subaccount	Year	1.60%
		Beginning AUV		Ending AUV		# Units
Federated Prime Money Fund II Subaccount Inception Date October 26, 1998	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.998193 0.987448 0.995191 1.004 1.007 1.000	$ $ $ $ $ $	1.027234 0.998193 0.987448 0.995191 1.004 1.007	44,985.668 53,785.535 155,301 154,453.039 1,070,057 28,104
Fidelity – VIP Contrafund® Portfolio – Initial Class Subaccount Inception Date May 1, 2006	2006		$1.000000		$1.029509	0.000
Fidelity - VIP Mid Cap Portfolio - Initial Class Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.414798 1.214972 1.000	$ $ $	1.569426 1.414798 1.214972	36,341.511 26,261.801 8,787
Fidelity - VIP Value Strategies Portfolio - Initial Class Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.130312 1.118571 1.000	$ $ $	1.294293 1.130312 1.118571	15,868.268 0.000 0.000
Gartmore NVIT Developing Markets Fund(7) Subaccount Inception Date October 26, 1998	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	2.060082 1.591370 1.349863 0.859 0.966 1.000	$ $ $ $ $ $	2.728811 2.060082 1.591370 1.349863 0.859 0.966	42,265.443 23,554.711 0.000 20,001.792 21,737 1,000
Seligman Capital - Class 2 Shares Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.986902 0.893614 0.838336 0.627 0.953 1.000	$ $ $ $ $ $	1.027780 0.986902 0.893614 0.838336 0.627 0.953	22,447.192 26,730.486 42,628 46,969.583 59,743 49,584
Seligman Communications and Information - Class 2 Shares Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.013090 0.957232 0.877298 0.619 0.986 1.000	$ $ $ $ $ $	1.216681 1.013090 0.957232 0.877298 0.619 0.986	39,535.062 42,502.992 29,801 24,114.392 11,301 11,301
Seligman Global Technology - Class 2 Shares Subaccount Inception Date June 18, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.882239 0.830332 0.812512 0.607 0.904 1.000	$ $ $ $ $ $	1.022041 0.882239 0.830332 0.812512 0.607 0.904	23,663.401 28,169.470 45,039 56,389.496 56,446 53,553
Vanguard - Equity Index Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.153991 1.118757 1.025867 0.811 1.000	$ $ $ $ $	1.314289 1.153991 1.118757 1.025867 0.811	1,204,048.079 1,230,433.729 1,156,670 927,651.775 41,850
Vanguard - Mid-Cap Index Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.388538 1.237707 1.045212 0.792 1.000	$ $ $ $ $	1.554692 1.388538 1.237707 1.045212 0.792	416,135.795 495,103.346 606,226 571,647.749 102,559
Vanguard - REIT Index Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.762687 1.601291 1.246601 0.935 1.000	$ $ $ $ $	2.341063 1.762687 1.601291 1.246601 0.935	212,462.784 238,927.087 427,613 371,815.723 62,291
Vanguard - Short-Term Investment–Grade Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.070498 1.063662 1.058843 1.039 1.000	$ $ $ $ $	1.105485 1.070498 1.063662 1.058843 1.039	292,657.834 259,046.866 293,155 221,490.383 36,469

55

Subaccount	Year	1.60%
		Beginning AUV		Ending AUV		# Units
Vanguard – Total Bond Market Index Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.116605 1.107827 1.080190 1.055 1.000	$ $ $ $ $	1.146405 1.116605 1.107827 1.080190 1.055	260,344.363 232,376.453 248,274 222,708.098 18,889
Wanger International Small Cap Subaccount Inception Date October 26, 1998	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.616721 1.351552 1.163767 0.719 0.848 1.000	$ $ $ $ $ $	2.182688 1.616721 1.351552 1.163767 0.719 0.848	126,170.707 109,312.544 209,884 171,179.180 53,272 9,227
Wanger U.S. Smaller Companies Subaccount Inception Date October 26, 1998	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.484231 1.355374 1.054130 0.826 1.008 1.000	$ $ $ $ $ $	1.575942 1.484231 1.355374 1.054130 0.826 1.008	125,238.377 126,980.115 148,306 199,514.923 50,096 17,347
WFAVT Small/Mid Cap Value Fund Subaccount Inception Date October 26, 1998	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.315636 1.147293 0.998315 0.733 0.969 1.000	$ $ $ $ $	1.498571 1.315636 1.147293 0.998315 0.733 0.969	164,909.725 157,726.023 160,792 116,838.527 47,498 39,481

(1)	Formerly known as Salomon All Cap.

(2)	Formerly known as American Century International.

(3)	Formerly known as Templeton Great Companies Global.

(4)	Great Companies – AmericaSM and the Janus Growth merged into Transamerica Equity.

(5)	Formerly known as Great Companies – TechnologySM.

(6)	Formerly known as Credit Suisse Small Cap Growth Portfolio.

(7)	Formerly known as Gartmore GVIT Developing Markets Fund.

Vanguard – International Portfolio had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

56

APPENDIX B

If you are a Policy Owner of Policy AV375, below is a description of the significant features of your Policy and the available investment options that may be different than described in the Prospectus. Please see your actual policy and any attachments for determining your specific coverage.

The Nursing Care and Terminal Condition Option, Unemployment Waiver Option, and the Guaranteed Minimum Death Benefit Options are currently not available to Policy Owners of Policy AV375.

Annuity Payment Options

The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Designated Period Annuity Option listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.

If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Portfolios you choose.

If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, Peoples Benefit will move your investment out of the Portfolios and into the general account of Peoples Benefit.

•	Life Annuity—Monthly Annuity Payments are paid for the life of an Annuitant, ending with the last payment before the Annuitant dies.

•	Joint and Last Survivor Annuity—Monthly Annuity Payments are paid for as long as at least one of two named Annuitants is living, ending with the last payment before the surviving Annuitant dies.

•

Life Annuity With Period Certain—Monthly Annuity Payments are paid for as long as the Annuitant lives, with payments guaranteed to be made for a period of at least 10 years, 15 years, or 20 years, as elected. If the Annuitant dies before the period certain ends, Peoples Benefit will make any remaining payments to the Beneficiary.

•

Installment or Unit Refund Life Annuity—Available as either a fixed (Installment Refund) or variable (Unit Refund) Annuity Payment Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a period certain determined by dividing the Accumulated Value by the first Annuity Payment. If the Annuitant dies before the period certain ends, Peoples Benefit will make any remaining payments to the Beneficiary.

•	Designated Period Annuity—Available only on a fixed basis. Monthly Annuity Payments are paid for a specified period, which may be from 10 to 30 years.

Mortality and Expense Risk Charge

Peoples Benefit charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Charge is 1.35% of the net asset value of the Separate Account.

We guarantee that this annual charge will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Peoples Benefit’s surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then Peoples Benefit will bear the loss.

57

Fee Table

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases	None
Contingent Deferred Sales Load (surrender charge)	None
Exchange Fees(1)	$10
Special Service Fee	$0 - $25

(1)	Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the investment portfolios’ fees and expenses.

Annual Policy Service Charge(1)	$30
Separate Account Annual Expenses (as a percentage of assets in the Separate Account)
Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.35%
Administrative Charge	0.15%

Total Base Separate Account Annual Expenses	1.50%

(1)

Peoples Benefit does not currently charge an Annual Policy Service Charge, but reserves the right to assess a service charge up to $30 for policy administration expenses. If the Company assesses a Service Charge, it will not be deducted on a Contract if (1) the sum of all Purchase Payments less the sum of all withdrawals taken is at least $50,000; (2) the Contract Value equals or exceeds $50,000, or (3) the Contract is a Qualified Policy.

The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2005. Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Portfolio Annual Expenses(1)

	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.75%	1.46%

(1)

The fee table information relating to the underlying funds was provided to Peoples Benefit by the underlying funds, their investment advisers or managers, and Peoples Benefit has not independently verified such information. Actual future expenses of the underlying funds may be greater or less than those shown in the Table.

EXAMPLE TABLE

The following example illustrates the maximum expenses that you would incur on a $10,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) full surrender at the end of each period. The example assumes that current fee waivers and expense reimbursement arrangements for a fund will continue for the periods shown. As noted in the Fee Table, the Contract imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Contract or withdraw the entire value of your Contract at the end of the applicable period as a lump sum or under one of the Contract’s Annuity Payment Options.

1 Year	3 Years	5 Years	10 Years
$305	$934	$1587	$3338

58

For information concerning compensation paid for the sale of the Policies, see “Distribution of the Policies.”

Minimum Balance Requirements

The minimum required balance in any Portfolio is $250, except where Purchase Payments are made by monthly payroll deduction. The minimum required balance in any General Account Guaranteed Option, except the Dollar Cost Averaging Fixed Account Option, is $1,000. If an exchange or withdrawal would reduce the balance in a Portfolio to less than $250 (or $1,000 in the case of a General Account Guaranteed Option other than the Dollar Cost Averaging Fixed Account Option), Peoples Benefit will transfer the remaining balance to the remaining Portfolios under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, and if you have not made a Purchase Payment within three years, Peoples Benefit may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an Additional Purchase Payment before your Contract is liquidated. Peoples Benefit would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract. We will not exercise this right to cancel your Contract if it is a Qualified Contract.

DEATH BENEFIT

In General

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period before the Annuitant attains age 81, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. For any six-year period after the one in which the Annuitant attains age 81, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 81 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

Death of the Annuitant During the Accumulation Phase

If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. When Peoples Benefit receives Due Proof of Death of the Annuitant, Peoples Benefit will calculate the Death Benefit. The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant’s death. However, if the Contract Owner does not make such a choice and Peoples Benefit has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant’s death.

Paid as a lump sum, the Death Benefit is the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the date we receive Due Proof of Death; or

(2)	the Adjusted Death Benefit.

Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the Annuity Date elected by the Beneficiary and approved by Peoples Benefit or

(2)	the Adjusted Death Benefit.

59

The amount of the Adjusted Death Benefit is calculated as follows. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period before the Annuitant attains age 81, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. For any six-year period after the one in which the Annuitant attains age 81, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 81 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken.

Death of the Annuitant During the Income Phase

The Death Benefit, if any, payable if the Annuitant dies during the Income Phase depends on the Annuity Payment Option selected. Upon the Annuitant’s death, Peoples Benefit will pay the Death Benefit, if any, to the Beneficiary under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.

A Word About Joint Annuitants

The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase.

During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant’s death during the Income Phase will have no effect on the benefits due under the Contract.

Designation of a Beneficiary

The Contract Owner may select one or more Beneficiaries and name them in the customer order form. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before Peoples Benefit acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to Peoples Benefit and obtaining approval from

Peoples Benefit. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:

•	If there is more than one Beneficiary, each will share in the Death Benefit equally.

•	If one or two or more Beneficiaries have already died, Peoples Benefit will pay that share of the Death Benefit equally to the survivor(s).

•	If no Beneficiary is living, Peoples Benefit will pay the proceeds to the Contract Owner.

•

If a Beneficiary dies at the same time as the Annuitant, Peoples Benefit will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant’s death and before Peoples Benefit receives due proof of the Annuitant’s death, Peoples Benefit will pay proceeds as though the Beneficiary had died first.

60

If a Beneficiary who is receiving Annuity Payments dies, Peoples Benefit will pay any remaining Payments Certain to that Beneficiary’s named Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

Death of the Contract Owner

Death of the Contract Owner During the Accumulation Phase. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, Peoples Benefit must pay out the entire value of the Contract within five years of the date of death. First exception: If the entire value is to be distributed to the Owner’s Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner’s death. Second exception: If the Owner’s Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. (“Owner’s Designated Beneficiary” means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner’s death.) If the Contract Owner and the Annuitant are the same person, then upon that person’s death the Beneficiary is entitled to the Death Benefit. In this regard, see Death of the Annuitant During the Accumulation Phase, page B-4.

Death of the Contract Owner During the Income Phase. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, Peoples Benefit must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

Non-Natural Person as Contract Owner. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the “primary Annuitant” is treated as the death of the Contract Owner for purposes of federal tax law. (The Internal Revenue Code defines a “primary Annuitant” as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the “primary Annuitant” is also treated as the death of the Contract Owner for purposes of federal tax law.

Payment of Lump-Sum Death Benefits

Peoples Benefit will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which Peoples Benefit may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

•	the SEC permits a delay for your protection as a Contract Owner

•	the payment is derived from premiums paid by check, in which case Peoples Benefit may delay payment until the check has cleared your bank.

61

THE ADVISOR’S EDGE SELECT®

VARIABLE ANNUITY

Issued Through

Peoples Benefit Life Insurance Company

Separate Account V

By

Peoples Benefit Life Insurance Company

Supplement dated May 1, 2007

To the

Prospectus dated May 1, 2007

The following investment choices are hereby added to your policy:

DFA Investment Dimensions Group Inc.

Advised by Dimensional Fund Advisors, LP(1)

VA Global Bond Portfolio

VA International Small Portfolio

VA International Value Portfolio

VA Large Value Portfolio

VA Short-Term Fixed Portfolio

VA Small Value Portfolio

(1)	Formerly advised by Dimensional Fund Advisors, Inc.

All defined terms used herein, which are not defined herein, shall have the same meanings as the same terms used in the accompanying prospectus.

The following hereby amends, and to the extent inconsistent replaces, the Summary in the prospectus.

EXPENSES

Peoples Benefit will deduct daily mortality and expense risk fees and administrative charges at an annual rate of 1.45% from the assets in each Subaccount.

DEATH BENEFIT

When you purchase a policy you generally may choose the following death benefit:

•	Return of Premium.

ADDITIONAL FEATURES

The “Additional Death Benefit” (“ADB”) and Additional Death Distribution—II (“ADD-II”) referred to in the base prospectus are not available for this policy.

This Prospectus Supplement must be accompanied by the

Prospectus for The Advisor’s Edge Select® Variable Annuity

dated May 1, 2007

The following hereby amends, and to the extent inconsistent replaces, SECTION 5 – EXPENSES; Mortality and Expense Risk Fee in the prospectus.

Peoples Benefit charges a fee as compensation for bearing certain mortality and expense risks under the Policy. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Fee is at an annual rate of 1.30%.

The following hereby amends, and to the extent inconsistent replaces, SECTION 8 – DEATH BENEFIT; Guaranteed Minimum Death Benefit Options in the prospectus.

The Guaranteed Minimum Death Benefit for this Policy is Return of Premium. The “6 Year Step-Up Death Benefit” and “Double Enhanced Death Benefit” referred to in the base prospectus are not available for this Policy.

The following hereby amends, and to the extent inconsistent replaces, SECTION 10 – ADDITIONAL FEATURES in the prospectus.

The “Additional Death Benefit” (“ADB”) and Additional Death Distribution—II (“ADD-II”) referred to in the base prospectus are not available for this Policy.

The following information hereby supplements the corresponding APPENDIX A contained in the prospectus.

APPENDIX A

CONDENSED FINANCIAL INFORMATION

1.45%
Subaccount	Year	Beginning AUV		Ending AUV		#Units
VA Global Bond Portfolio Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.000000 1.000000	$ $	1.023064 1.000493	2,947,675.258 695,696
VA International Small Portfolio Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.000000 1.000000	$ $	1.453775 1.181505	1,323,837.957 282,882
VA International Value Portfolio Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.000000 1.000000	$ $	1.543868 1.164691	1,282,415.053 283,382
VA Large Value Portfolio Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.000000 1.000000	$ $	1.299199 1.100053	1,960,304.650 384,322
VA Short-Term Fixed Portfolio Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.000000 1.000000	$ $	1.037732 1.006178	2,908,505.915 694,631
VA Small Value Portfolio Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.000000 1.000000	$ $	1.369745 1.148732	1,822,885.703 367,614

1.50%
Subaccount	Year	Beginning AUV		Ending AUV		#Units
VA Global Bond Portfolio Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.000000 1.000000		N/A N/A	N/A N/A
VA International Small Portfolio Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.000000 1.000000		N/A N/A	N/A N/A
VA International Value Portfolio Subaccount Inception Date May 1, 2005.	2006 2005	$ $	1.000000 1.000000		N/A N/A	N/A N/A
VA Large Value Portfolio Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.000000 1.000000		N/A N/A	N/A N/A
VA Short-Term Fixed Portfolio Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.000000 1.000000		N/A N/A	N/A N/A
VA Small Value Portfolio Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.000000 1.000000		N/A N/A	N/A N/A

2

1.60%
Subaccount	Year	Beginning AUV		Ending AUV	#Units
VA Global Bond Portfolio Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.000000 1.000000	N/A N/A	N/A N/A
VA International Small Portfolio Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.000000 1.000000	N/A N/A	N/A N/A
VA International Value Portfolio Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.000000 1.000000	N/A N/A	N/A N/A
VA Large Value Portfolio Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.000000 1.000000	N/A N/A	N/A N/A
VA Short-Term Fixed Portfolio Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.000000 1.000000	N/A N/A	N/A N/A
VA Small Value Portfolio Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.000000 1.000000	N/A N/A	N/A N/A

(1)	Subaccount Inception Date May 1, 2005.

3

THE ADVISOR’S EDGE SELECT®

VARIABLE ANNUITY

Issued by Peoples Benefit Life Insurance Company

Supplement Dated May 1, 2007

to the

Prospectus dated May 1, 2007

Effective immediately, we will not accept any premium payment that is allocated to the fixed account in excess of $5,000, except the dollar cost averaging fixed account option. We also will not accept any premium payment or transfer which would result in the policy value in the fixed account exceeding $5,000, except the dollar cost averaging fixed account option.

This Prospectus Supplement must be accompanied by the

Prospectus for The Advisor’s Edge Select® Variable Annuity

dated May 1, 2007

PEOPLES BENEFIT LIFE INSURANCE COMPANY

SEPARATE ACCOUNT V

STATEMENT OF ADDITIONAL INFORMATION

for the

THE ADVISOR’S EDGE SELECT® VARIABLE ANNUITY

Offered by

Peoples Benefit Life Insurance Company

(An Iowa Stock Company)

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Advisor’s Edge Select® Variable Annuity policy (the “Policy”) offered by Peoples Benefit Life Insurance Company (the “Company” or “Peoples Benefit”). You may obtain a copy of the Prospectus dated May 1, 2007, by calling 800-866-6007 or by writing to our Administrative and Service Office, at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Terms used in the current Prospectus for the Policy are incorporated in this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY.

May 1, 2007

2

G LOSSARY OF TERMS

Accumulation Unit – An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value – An amount equal to the policy value increased or decreased by any excess interest adjustments.

Administrative and Service Office – Financial Markets Division – Variable Annuity Department, Peoples Benefit Life Insurance Company, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Annuitant – The person during whose life, annuity payments involving life contingencies will continue.

Annuity Commencement Date – The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except expressly allowed by Peoples Benefit.

Annuity Payment Option – A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit – An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Beneficiary – The person who has the right to the death benefit set forth in the policy.

Business Day – A day when the New York Stock Exchange is open for business.

Cash Value – The policy value increased or decreased by an excess interest adjustment, less the annual service charge, and less any applicable premium taxes and any rider fees.

Code – The Internal Revenue Code of 1986, as amended.

Enrollment form – A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment – A positive or negative adjustment to amounts withdrawn upon partial withdrawals, full surrenders or transfers from the guaranteed period options, or to amounts applied to annuity payment options. The adjustment reflects changes in the interest rates declared by Peoples Benefit since the date any payment was received by, or an amount was transferred to, a guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account – One or more investment choices under the policy that are part of Peoples Benefit general assets and which are not in the separate account.

Guaranteed Period Options (“GPO”) – The various guaranteed interest rate periods of the fixed account, which Peoples Benefit may offer, and into which Premium Payments may be paid or amounts may be transferred.

Nonqualified Policy – A policy other than a qualified policy.

Owner (Policy Owner, You, Your) – The individual or entity that owns an individual policy.

Policy – The individual policy.

3

Policy Value – On or before the annuity commencement date, the policy value is equal to the owner’s:

•	Premium Payments; minus

•	Partial withdrawals (including any applicable excess interest adjustments on such withdrawals); plus

•	Interest credited in the fixed account; plus or minus

•	Accumulated gains or losses in the separate account; minus

•	Services charges, premium taxes, rider fees, and transfer fees, if any.

Policy Year – A policy year begins on the date in which the policy becomes effective and on each anniversary thereof.

Premium Payment – An amount paid to Peoples Benefit by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy – A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account – Peoples Benefit Life Insurance Company Separate Account V, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which Premium Payments under the policies may be allocated.

Service Charge – An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses.

Subaccount – subdivision within the separate account, the assets of which are invested in specified portfolios of the underlying funds.

Successor Owner – A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Valuation Period – The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.

Variable Annuity Payments – Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice or Written Request – Written notice, signed by the owner, that gives Peoples Benefit the information it requires and that is received at the administrative and service office. For some transactions, Peoples Benefit may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Peoples Benefit establishes for such notices.

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T HE POLICY – GENERAL PROVISIONS

OWNER

The Policy shall belong to the owner upon issuance of the Policy after completion of an enrollment form and delivery of the Initial Premium Payment. While the annuitant is living, the owner may: (1) assign the Policy; (2) surrender the policy; (3) amend or modify the Policy with the consent of Peoples Benefit; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary, and of your spouse in a community or marital property state.

Unless Peoples Benefit has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the enrollment form, information provided in lieu thereof, or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives you and you predecease the annuitant, your estate will become the owner.

Note Carefully. If the owner does not name a contingent owner, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Peoples Benefit has received written notice of the trust as a successor owner signed prior to the owner’s death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by Peoples Benefit.

The owner may change the ownership of the policy in a written notice. When the change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Peoples Benefit has made or action Peoples Benefit has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner’s death, or payments must be made for a period certain or for the successor owner’s lifetime so long as any period certain does not exceed that successor owner’s life expectancy, if the first payment begins within one year of your death.

ENTIRE POLICY

The policy, any endorsements thereon, the enrollment form, or information provided in lieu thereof constitute the entire Policy between Peoples Benefit and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof. No registered representative has authority to change or waive any provision of the policy.

NON-PARTICIPATING

The Policies are non-participating. No dividends are payable and the Policies will not share in the profits or surplus earnings of Peoples Benefit.

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MISSTATEMENT OF AGE OR SEX

Peoples Benefit may require proof of age and sex before making Annuity Payments. If the Annuitant's stated age, sex or both in the Policy are incorrect; Peoples Benefit will change the annuity benefit payable to that which the Premium Payments would have purchased for the correct age and sex. In the case of correction of the stated age and/or sex after payments have commenced, Peoples Benefit will: (1) in the case of underpayment, pay the full amount due with the next payment; and (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

Any Non-Qualified Policy may be assigned by you prior to the Annuity Date and during the Annuitant's lifetime. Peoples Benefit is not responsible for the validity of any assignment. No assignment will be recognized until Peoples Benefit receives at the Administrative and Service Office the appropriate Peoples Benefit form notifying Peoples Benefit of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. Peoples Benefit shall not be liable as to any payment or other settlement made by Peoples Benefit before receipt of the appropriate Peoples Benefit form.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

Peoples Benefit cannot and does not guarantee that any of the subaccounts will always be available for Premium Payments, allocations or transfers. Peoples Benefit retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Peoples Benefit reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the judgment of Peoples Benefit, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuities, or from effecting an exchange between series or classes of variable annuities on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Peoples Benefit, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Peoples Benefit. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Peoples Benefit may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Peoples Benefit will notify you and request reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Peoples Benefit will reinvest the amounts in the subaccount that invests in the Federated Prime Money Fund II (or in a similar portfolio of money market instruments). If a portfolio of money market instruments is unavailable, Peoples Benefit will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

Similarly, Peoples Benefit will close a subaccount to new investment (either transfers or premium payments) if the corresponding portfolio closes to new investments. Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation, be invested in the subaccount that invests in the Federated Prime Money Market Fund II (or in a similar portfolio of money market instruments). If a portfolio of money market instruments is unavailable, Peoples Benefit will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Peoples Benefit may, by appropriate endorsement, make such changes in the policy as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i)

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operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts.

To the extent permitted by applicable law, Peoples Benefit also may transfer the assets of the separate account associated with the policies to another account or accounts.

EXCESS INTEREST ADJUSTMENT

Money that you withdraw from, transfer out of, or apply to an annuity payment option from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a withdrawal, if the interest rates Peoples Benefit sets have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the Premium Payments and transfers to that guaranteed period option, less any prior partial withdrawals and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment (“EIA”) is:

EIA = S* (G-C)* (M/12)

Where

S =	the gross amount being surrendered, withdrawn, transferred or applied to a Payment Option that is subject to the EIA.

G =	the guaranteed interest rate applicable to S.

C =

the current guaranteed interest rate then being offered on new Premium Payments for the next longer Guaranteed Period than “M”. If this policy or such a Guaranteed Period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.

M =	the number of months remaining in the Guaranteed Period for S, rounded up to the next higher whole number of months.

There is no cap on positive EIA adjustment. Floor on negative EIA is effective on full surrender.

On full surrender, each Guaranteed Period Option’s (“GPO”) contribution to the adjusted Policy Value will never fall below the sum of Premium Payments, less any prior withdrawals and transfers from that GPO, plus interest at the guaranteed effective annual interest rate.

Some states may not allow an EIA.

COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

In order to supplement the description in the Prospectus and Appendixes A and B thereto, the following provides additional information about the Policy which may be of interest to Policy Owners.

The amounts shown in the Annuity Tables contained in your Policy represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Tables contained in your Policy corresponding to the Annuity Payment Option elected by the Policy Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment.

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The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days prior to the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an Exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where

(a) =	the Annuity Unit Value for the immediately preceding Business Day;

(b) =	the Net Investment Factor for the day;

(c) =	the investment result adjustment factor (.99989255 per day), which recognizes an assumed interest rate of 4% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

(a) =	any increase or decrease in the value of the Subaccount due to investment results;

(b) =	a daily charge assessed at an annual rate of 1.30% for the mortality and expense risks assumed by Peoples Benefit of the value of the Subaccount;

(c) =	a daily charge for the cost of administering the Policy corresponding to an annual charge of .15% of the value of the Subaccount.

The Annuity Tables contained in the Policy are based on the 1983 Table “A” Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year; except that in Massachusetts and Montana, the Annuity Tables contained in the Policy are based on a 60% female/40% male blending of the above for all annuitants of either gender.

EXCHANGES

After the Annuity Date you may, by making a written request, exchange the current value of an existing subaccount to Annuity Units of any other subaccount(s) then available. The written request for an exchange must be received by us, however, at least ten Business Days prior to the first payment date on which the exchange is to take effect. An exchange shall result in the same dollar amount as that of the Annuity Payment on the date of exchange (the “Exchange Date”). Each year you may make an unlimited number of free exchanges between Subaccounts. We reserve the right to charge a $15 fee in the future for exchanges in excess of twelve per Policy Year.

Exchanges will be made using the Annuity Unit Value for the subaccounts on the date the written request for exchange is received. On the Exchange Date, Peoples Benefit will establish a value for the current subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing subaccounts and compute the number of Annuity Units for the new subaccounts by dividing the Annuity Unit Value of the new subaccounts into the value previously calculated for the existing subaccounts.

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A DDITIONAL DEATH BENEFIT — ADDITIONAL INFORMATION

The following examples illustrate the additional death benefit payable by this rider as well as the effect of a partial surrender on the additional death benefit amount. The client is less than age 71 on the Rider Date.

Example 1

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Policy Value on date of Surrender	$150,000
Rider Earnings on Date of Surrender (Policy Value on date of surrender – Policy Value on Rider Date – Premiums paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 - $100,000 - $25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):	$5,000
Base Policy Death Benefit on the date of Death Benefit Calculation:	$200,000
Policy Value on the date of Death Benefit Calculations	$175,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$222,000

Example 2

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Policy Death Benefit on the date of Death Benefit Calculation:	$100,000
Policy Value on the date of Death Benefit Calculations	$75,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $75,000 - $100,000 - $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$100,000

A DDITIONAL DEATH DISTRIBUTION - II — ADDITIONAL INFORMATION

Assume the Additional Death Distribution - II is added to a new policy opened with $100,000 initial premium. The client is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The client adds $25,000 premium in the 3rd Rider Year when the Death Proceeds are equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Death Proceeds are equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the death proceeds is $145,000.

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Example

Account Value on Rider Date (equals initial policy value since new policy)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50
Rider Benefit Base in 3rd Rider Year prior to Premium addition (= Account Value less premiums added since Rider Date = $115,000 – $0)	$115,000
Rider Benefit Base in 3rd Rider Year after Premium addition (= $145,000 - $25,000)	$115,000
Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less premiums added since Rider Date = $145,000 - $25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal (Account Value less premiums added since Rider Date =$110,000 - $25,000)	$85,000
Rider Benefit Base (= $130,000 - $25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500
Total Death Proceeds (= base policy Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

STABILIZED PAYMENTS

If you have selected a payout feature that provides for stabilized payments, please note that the stabilized payments remain constant throughout each year and are adjusted on your anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

[THIS SPACE INTENTIONALLY LEFT BLANK]

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Hypothetical Changes in Annuity Units with Stabilized Payments*

AIR	3.50%
First Variable Payment	$500

	Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments in Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	400.0000	1.250000	$500.00	—	—	400.0000
February 1	400.0000	1.254526	$501.81	$500.00	0.0084	400.0084
March 1	400.0000	1.253122	$501.25	$500.00	0.0058	400.0142
April 1	400.0000	1.247324	$498.93	$500.00	(0.0050)	400.0092
May 1	400.0000	1.247818	$499.13	$500.00	(0.0040)	400.0051
June 1	400.0000	1.244178	$497.67	$500.00	(0.0109)	399.9943
July 1	400.0000	1.250422	$500.17	$500.00	0.0008	399.9951
August 1	400.0000	1.245175	$498.07	$500.00	(0.0090)	399.9861
September 1	400.0000	1.251633	$500.65	$500.00	0.0030	399.9891
October 1	400.0000	1.253114	$501.25	$500.00	0.0058	399.9949
November 1	400.0000	1.261542	$504.62	$500.00	0.0212	400.0161
December 1	400.0000	1.265963	$506.39	$500.00	0.0293	400.0454
January 1	400.0000	1.270547	$508.22	$500.00	0.0387	400.0841
February 1	400.0841	1.275148	$510.17	$508.33	0.0086	400.0927

Expenses included in the calculations are 1.45% mortality and expense risk fee, 0.15% administrative expenses, 0.00% rider charge, and 1.00% portfolio expenses (1.00% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

P ERFORMANCE INFORMATION

MONEY MARKET SUBACCOUNT YIELDS

Current yield for the Federated Prime Money Fund II will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the “base period”), and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of “effective yield” begins with the same “base period return” used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [((Base Period Return)+1)365/7]-1

30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period (“net investment income”), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

YIELD	=	2[(a-b + 1)[6]-1]
cd

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Where:

[a]	equals the net investment income earned during the period by the Portfolio attributable to shares owned by a subaccount;

[b]	equals the expenses accrued for the period (net of reimbursement);

[c]	equals the average daily number of Units outstanding during the period; and

[d]	equals the maximum offering price per Accumulation Unit on the last day of the period.

Yield on a subaccount is earned from the increase in net asset value of shares of the Portfolio in which the subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the Portfolio.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR SUBACCOUNTS

When advertising performance of the subaccounts, Peoples Benefit will show the “Standardized Average Annual Total Return,” calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of the Annual Policy Fee and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Policy over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

P(1+T)n=ERV

Where:

(1) [P]	equals a hypothetical Initial Premium Payment of $1,000;

(2) [T]	equals an average annual total return;

(3) [n]	equals the number of years; and

(4) [ERV]	equals the ending redeemable value of a hypothetical $1,000 Premium Payment made at the beginning of the period (or fractional portion thereof).

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Peoples Benefit may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may also make other assumptions, such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed.

NON-STANDARDIZED ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURN

Peoples Benefit may show Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios (calculated beginning from the end of the year of inception for each Portfolio) and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy’s inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on

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specified Premium Payment patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses, and 12b-1 fee, if applicable, restated as if the 12b-1 fee had been in existence from the inception date. However, they do not include the Annual Policy Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported.

INDIVIDUALIZED COMPUTER GENERATED ILLUSTRATIONS

Peoples Benefit may from time to time use computer-based software available through Morningstar, CDA/Wiesnberger and/or other firms to provide registered representatives and existing and/or potential owners of Policies with individualized hypothetical performance illustrations for some or all of the Portfolios. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Portfolio; (ii) the historical fluctuation of the value of a single Portfolio (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Portfolio; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Portfolios; (v) the historical performance of two or more market indices in comparison to a single Portfolio or a group of Portfolios; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Portfolios to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Portfolio data sheets showing various information about one or more Portfolios (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).

P ERFORMANCE COMPARISONS

Performance information for any subaccount reflects only the performance of a hypothetical Policy under which Accumulation Value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of Peoples Benefit Life Insurance Company, Inc. as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a subaccount’s investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Policy (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Each subaccount’s performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

•	quality of underlying investments;

•	average maturity of underlying investments;

•	type of instruments in which the Portfolio is invested;

•	changes in interest rates and market value of underlying investments;

•	changes in Portfolio expenses; and

•	the relative amount of the Portfolio’s cash flow.

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From time to time, we may advertise the performance of the subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

•

Dow Jones Industrial Average (“DJIA”), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

•

Standard & Poor’s Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor’s index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor’s figures.

•

Lipper Analytical Services, Inc., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios’ Lipper rankings in various fund categories in advertising and sales literature.

•

Bank Rate Monitor National Index, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

•

Shearson Lehman Government/Corporate (Total) Index, an index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

•

Shearson Lehman Government/Corporate (Long-Term) Index, an index composed of the same types of issues as defined above. However, the average maturity of the bonds included in this index approximates 22 years.

•

Shearson Lehman Government Index, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

•

Morningstar, Inc., an independent rating service that publishes the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

•

Money, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

•

Standard & Poor’s Utility Index, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

•

Dow Jones Utility Index, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

•	The Consumer Price Index, a measure for determining inflation.

Investors may use such indexes (or reporting services) in addition to the Funds' Prospectuses to obtain a more complete view of each Portfolio’s performance before investing. Of course, when comparing each Portfolio's performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such companies. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.

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S AFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Peoples Benefit. The assets are kept physically segregated and held separate and apart from Peoples Benefit’s general account assets. The general account contains all of the assets of Peoples Benefit. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the subaccounts and the general account.

C ERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

DISTRIBUTION REQUIREMENTS

The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the “designated beneficiary” as defined in section 72(s) of the Code. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the successor owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policy satisfy all such Code requirements. The provisions contained in the policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise. The following discussion is based on the assumption that the policy qualifies as an annuity policy for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code provides that in order for a variable policy which is based on a segregated asset account to qualify as an annuity policy under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury regulations. Peoples Benefit has entered into agreements with each underlying fund company which requires the portfolios to be operated in compliance with the Treasury regulations.

OWNER CONTROL

In some circumstances, owners of variable contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts as a result of their ability to exercise the investment control over those assets. When this is the case, the contract owners have been currently taxed on

15

income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of our Policies, such as the flexibility of a policy owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Policies do not give policy owners investment control over separate account assets, we reserve the right to modify the Policies as necessary to prevent a policy owner from being treated as the owner of the separate account assets supporting the Policy.

WITHHOLDING

The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested to be made. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a “direct rollover” from the Policy to a tax-qualified plan, IRA or tax sheltered annuity, or to a governmental 457 plan that agrees to separately account for rollover contributions. Different withholding requirements may apply in the case of non-United States persons.

QUALIFIED POLICIES

The qualified policy is designed for use with several types of tax-qualified retirement plans. Currently, Qualified Policies are available as traditional IRA policies, Roth IRA policies and 403(b) polciies The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax advisor.

Peoples Benefit makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of a policy for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

INDIVIDUAL RETIREMENT ANNUITIES

In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) the total Premium Payments for any calendar year may not exceed $4,000 ($5,000 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or

16

408(d)(3) of the Code; (iv) annuity payments or withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth IRA) or annuity should be invested in a life insurance policy, but tax regulations allow such funds to be invested in an annuity policy that provides a death benefit that equals the greater of the Premium Payments paid or the cash value for the policy. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)

The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $114,000 for single filers, $166,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $4,000 ($5,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual, and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

SECTION 403(b) PLANS

Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policies include a death benefit that in some cases may exceed the greater of the Premium Payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such

17

retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policies include a death benefit that in some cases may exceed the greater of the Premium Payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser.

DEFERRED COMPENSATION PLANS

Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, political sub-divisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

NON-NATURAL PERSONS

Pursuant to Section 72(u) of the Code, an annuity policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code, accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the Premium Payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at the year-end may have to be increased by any positive excess interest adjustment, which could result from a full surrender at such time. There is however, no definitive guidance on the proper tax treatment of excess interest adjustments, and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent’s death, (iii) a qualified policy (other than one qualified under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single Premium Payment; instead, such policies are taxed as described above under the heading “Taxation of Annuities.”

T AXATION OF PEOPLES BENEFIT

Peoples Benefit at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of Peoples Benefit and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

S TATE REGULATION OF PEOPLES BENEFIT

Peoples Benefit is a stock life insurance company organized under the laws of Iowa, and is subject to regulation by the Iowa State Department of Insurance. An annual statement is filed with the Iowa Commissioner of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of Peoples Benefit as of December 31st of the preceding calendar year. Periodically, the Iowa Commissioner of Insurance examines the financial condition of Peoples Benefit, including the liabilities and reserves of the Separate Account.

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R ECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Peoples Benefit. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, Peoples Benefit will mail to all Policy Owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

D ISTRIBUTION OF THE POLICIES

We currently offer the Policies on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

Effective May 1, 2007, our affiliate Transamerica Capital, Inc. (“TCI”) replaced our affiliate AFSG Securities Corporation (“AFSG”) as principal underwriter for the Policies. TCI’s home office is located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. TCI, like Peoples Benefit, is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of NASD, Inc. TCI is not a member of the Securities Investor Protection Corporation.

The Policies are offered to the public through sales representatives of broker-dealers ("selling firms") that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. The selling firm and/or its affiliates are also licensed under state insurance laws.

During fiscal years 2006, 2005 and 2004, the amounts paid to AFSG in connection with all Policies sold through the separate account were $965,939, $815,387, and $846,672, respectively. AFSG passes through commissions it receives to selling firms for their sales and does not retain any portion of them.

A DMINISTRATIVE SERVICES CONTRACT

We and TCI, the principal underwriter for the Policies, have contracted with Symmetry Partners, LLC (“Symmetry”), to provide certain administrative services. The administrative services include customer service, aggregation of customer statements, performance reporting, and marketing support. We pay Symmetry an annual fee equal to 0.20% of the amount of assets in the Policies that Symmetry provides administrative services for registered representatives. During 2005 and 2006, we paid Symmetry $0.00 and $24,272.44, respectively, in connection with this contract

L EGAL MATTERS

The law firm of Morgan, Lewis & Bockius LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Policy under the applicable federal securities laws.

I NDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account at December 31, 2006 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Peoples Benefit at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

O THER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Policy discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this

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Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Policy and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

F INANCIAL STATEMENTS

The audited financial statements of certain subaccounts of the Separate Account which are available for investment by Advisor’s Edge Select Policy Owners as of the year ended December 31, 2006, and for the periods indicated thereon, including the Report of Independent Registered Public Accounting Firm thereon, are included in this Statement of Additional Information.

The audited statutory-basis financial statements and schedules of Peoples Benefit as of December 31, 2006, and 2004, and for each of the three years in the period ended December 31, 2006, including the Reports of Independent Registered Public Accounting Firm thereon, are included in this Statement of Additional Information. They should be distinguished from the financial statements of the subaccounts of the Separate Account which are available for investment by Advisor’s Edge Select Policy Owners and should be considered only as bearing on the ability of Peoples Benefit to meet its obligations under the Polices. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

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FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Peoples Benefit Life Insurance Company

Years Ended December 31, 2006, 2005, and 2004

Peoples Benefit Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2006, 2005, and 2004

Report of Independent Registered Public Accounting Firm

The Board of Directors

Peoples Benefit Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Peoples Benefit Life Insurance Company (an indirect wholly owned subsidiary of AEGON N.V.) as of December 31, 2006 and 2005, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2006. Our audit also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statement of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Peoples Benefit Life Insurance Company at December 31, 2006 and 2005, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2006.

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However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Peoples Benefit Life Insurance Company at December 31, 2006 and 2005, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2006, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2006 Peoples Benefit Life Insurance Company changed its accounting for investments in certain low income housing tax credit properties. Also, as discussed in Note 2 to the financial statements, in 2005 Peoples Benefit Life Insurance Company changed its accounting for investment in subsidiary, controlled and affiliated entities as well as its accounting for transfers and servicing of financial assets and extinguishments of liabilities.

/s/ Ernst & Young LLP

Des Moines, Iowa

March 13, 2007

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Peoples Benefit Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except Share Amounts)

	December 31
	2006	2005
Admitted assets
Cash and invested assets:
Cash (overdraft), cash equivalents and short-term investments	$(10,696)	$(15,506)
Bonds	3,445,913	4,213,730
Preferred stocks:
Unaffiliated	234,690	4,915
Affiliated	—	47,321
Common stocks:
Unaffiliated (cost: 2006 – $2,877; 2005 - $12)	3,850	1
Affiliated (cost: 2006 – $8,625; 2005 - $6,845)	4,705	2,971
Mortgage loans on real estate	547,963	522,120
Real estate:
Properties held for sale	2,999	—
Policy loans	147,617	149,897
Other invested assets	322,024	332,733

Total cash and invested assets	4,699,065	5,258,182
Premiums deferred and uncollected	37,583	46,502
Reinsurance receivable	5,030	2,956
Due and accrued investment income	57,041	62,985
Federal and foreign income tax recoverable	—	5,887
Net deferred income tax asset	29,285	32,691
Receivable from parent, subsidiaries and affiliates	1,300	—
Short-term notes receivable from affiliates	20,000	—
Other assets	11,848	14,585
Separate account assets	10,639,055	9,127,932

Total admitted assets	$15,500,207	$14,551,720

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Peoples Benefit Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except Share Amounts)

	December 31
	2006	2005
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$926,167	$989,452
Annuity	2,223,115	2,443,637
Accident and health	54,573	63,871
Policy and contract claim reserves:
Life	12,922	16,964
Accident and health	20,215	23,176
Liability for deposit-type contracts	559,166	972,418
Reinsurance in unauthorized companies	—	1,066
Other policyholders’ funds	1,524	2,119
Remittances and items not allocated	1,734	1,966
Asset valuation reserve	115,123	124,072
Payable to parent, subsidiaries and affiliates	19	28,751
Payable for securities	1	3,424
Transfers to (from) separate accounts due or accrued	(129)	980
Federal income taxes payable	12,872	—
Borrowed money	4,852	1,987
Deferred derivative loss	31,759	—
Municipal repo agreements	22,448	—
Other liabilities	41,587	46,185
Separate account liabilities	10,639,055	9,127,932

Total liabilities	14,667,003	13,848,000
Capital and surplus:
Common stock, $11 per share par value, 1,146,000 shares authorized, 1,145,000 issued and outstanding	12,595	12,595
Preferred stock, $11 per share par value, $240 per share liquidation value, 2,290,000 shares authorized, issued and outstanding	25,190	25,190
Paid-in surplus	5,912	5,704
Unassigned surplus	789,507	660,231

Total capital and surplus	833,204	703,720

Total liabilities and capital and surplus	$15,500,207	$14,551,720

See accompanying notes.

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Peoples Benefit Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2006	2005	2004
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$104,336	$130,709	$137,555
Annuity	786,386	672,658	629,391
Accident and health	66,696	84,419	154,093
Net investment income	278,838	295,280	290,528
Amortization of interest maintenance reserve	1,525	1,018	(766)
Commissions and expense allowances on reinsurance ceded	9,862	11,067	13,943
Separate account fee income	32,130	28,421	19,637
Reinsurance reserve recapture	8,266	5,415	88,102
Other	1,347	710	3,456

	1,289,386	1,229,697	1,335,939
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health	126,869	143,246	195,328
Annuity benefits	163,419	160,661	150,978
Surrender benefits	767,384	665,158	672,283
Other benefits	73,047	63,493	59,205
Increase (decrease) in aggregate reserves for policies and contracts:
Life	(120,428)	(26,526)	(25,578)
Annuity	(220,522)	(149,203)	(88,377)
Accident and health	(14,298)	3,752	760

	775,471	860,581	964,599
Insurance expenses:
Commissions	17,743	31,408	43,536
General insurance expenses	61,532	60,831	65,077
Taxes, licenses and fees	2,793	6,496	8,751
Net transfers to separate accounts	237,341	169,510	58,334
Consideration on reinsurance recaptured	62,143	8,671	81,322
Other expenses	(3,172)	152	203

	378,380	277,068	257,223

Total benefits and expenses	1,153,851	1,137,649	1,221,822
Gain from operations before dividends to (from) policyholders, federal income tax expense (benefit) and net realized capital gains on investments	135,535	92,048	114,117
Dividends to (from) policyholders	39	41	(67)

Gain from operations before federal income tax expense (benefit) and net realized capital gains (losses) on investments	135,496	92,007	114,184
Federal income tax expense (benefit)	27,041	(4,229)	(10,584)

Gain from operations before net realized capital gains on investments	108,455	96,236	124,768
Net realized capital gains on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	19,849	6,773	13,964

Net income	$128,304	$103,009	$138,732

See accompanying notes.

5

Peoples Benefit Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2004	$12,595	$25,190	$2,583	$434,730	$475,098
Net income	—	—	—	138,732	138,732
Change in net unrealized capital gains/losses	—	—	—	(2,422)	(2,422)
Change in nonadmitted assets	—	—	—	17,406	17,406
Change in asset valuation reserve	—	—	—	23,339	23,339
Change in net deferred income tax asset	—	—	—	(38,086)	(38,086)
Change in surplus as a result of reinsurance	—	—	—	(72)	(72)
Tax benefits on stock options exercised	—	—	—	32	32
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	1,025	—	1,025

Balance at December 31, 2004	12,595	25,190	3,608	573,659	615,052
Net income	—	—	—	103,009	103,009
Change in net unrealized capital gains/losses	—	—	—	(3,138)	(3,138)
Change in nonadmitted assets	—	—	—	(4,450)	(4,450)
Change in asset valuation reserve	—	—	—	(6,745)	(6,745)
Change in liability for reinsurance in unauthorized companies	—	—	—	(1,066)	(1,066)
Change in net deferred income tax asset	—	—	—	(1,041)	(1,041)
Change in surplus as a result of reinsurance	—	—	—	(70)	(70)
Tax benefit on stock options exercised	—	—	—	73	73
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	2,096	—	2,096

Balance at December 31, 2005	12,595	25,190	5,704	660,231	703,720
Net income	—	—	—	128,304	128,304
Change in net unrealized capital gains/losses	—	—	—	27,572	27,572
Change in nonadmitted assets	—	—	—	(23,868)	(23,868)
Change in liability for reinsurance in unauthorized companies	—	—	—	1,066	1,066
Change in asset valuation reserve	—	—	—	8,949	8,949
Change in net deferred income tax asset	—	—	—	19,999	19,999
Change in surplus as a result of reinsurance	—	—	—	3	3
Dividends to stockholders	—	—	—	(18,000)	(18,000)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	208	—	208
Cumulative effect of change in accounting principle	—	—	—	(14,749)	(14,749)

Balance at December 31, 2006	$12,595	$25,190	$5,912	$789,507	$833,204

See accompanying notes.

6

Peoples Benefit Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2006	2005	2004
Operating activities
Premiums collected, net of reinsurance	$967,853	$894,377	$916,897
Net investment income received	314,582	292,373	299,100
Miscellaneous income	64,319	38,562	36,940
Benefit and loss related payments	(1,622,823)	(909,543)	(999,000)
Net transfers from separate accounts	(238,450)	(249,246)	(33,253)
Commissions and other expenses paid	(56,780)	(92,461)	(116,906)
Consideration on reinsurance recaptured	—	—	(81,322)
Dividends paid to policyholders	(39)	(42)	(91)
Federal and foreign income taxes paid	(26,453)	(22,558)	(1,508)

Net cash provided by (used in) operating activities	(597,791)	(48,538)	20,857
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	1,885,183	2,530,486	3,896,060
Stocks	123,842	10,914	122,200
Mortgage loans	103,025	159,887	154,826
Real estate	322	9,046	7,249
Other invested assets	77,498	83,724	72,740
Miscellaneous proceeds	31,755	3,142	220,185

Total investment proceeds	2,221,625	2,797,199	4,473,260
Cost of investments acquired:
Bonds	(1,394,281)	(2,444,474)	(4,032,778)
Stocks	(51,345)	(533)	(76,565)
Mortgage loans	(132,090)	(94,307)	(34,587)
Real estate	1	—	(7,521)
Other invested assets	(42,603)	(83,624)	(25,015)
Miscellaneous applications	(3,615)	(216,406)	—

Total cost of investments acquired	(1,623,933)	(2,839,344)	(4,176,466)
Net decrease in policy loans	2,292	1,754	2,543

Net cost of investments acquired	(1,621,641)	(2,837,590)	(4,173,923)

Net cash provided by (used in) investing activities	599,984	(40,391)	299,337
Financing and miscellaneous activities
Borrowed funds received	2,853	1,987	—
Net deposits on deposit-type contract funds and other liabilities	(32,981)	(20,953)	(35,025)
Dividends to stockholders	(18,000)	—	—
Other cash provided (used)	50,745	(82,155)	(240,578)

Net cash used in financing and miscellaneous activities	2,617	(101,121)	(275,603)

Net increase (decrease) in cash (overdraft), cash equivalents and short-term investments	4,810	(190,050)	44,591
Cash (overdraft), cash equivalents and short-term investments:
Beginning of year	(15,506)	174,544	129,953
End of year	$(10,696)	$(15,506)	$174,544

See accompanying notes.

7

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands)

December 31, 2006

1. Organization and Summary of Significant Accounting Policies

Organization

Peoples Benefit Life Insurance Company (the Company) is a stock life and health insurance company. The Company is directly owned by Monumental Life Insurance Company (76%), Capital Liberty Limited Partnership (CLLP) (20%), and Commonwealth General Corporation (4%). CLLP also owns 100% of the preferred stock of the Company. Each of these companies are indirect, wholly owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company sells and services life and accident and health insurance products, primarily utilizing direct response methods, such as television, telephone, mail and third-party programs to reach low to middle-income households nationwide. The Company also sells and services group and individual accumulation products and guaranteed interest contracts and funding agreements, primarily utilizing brokers, fund managers, financial planners, stock brokerage firms and a mutual fund. The Company is licensed in 49 states, the District of Columbia and Puerto Rico.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles (GAAP). The more significant variances from GAAP are:

8

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale. Fair value for statutory purposes is based on the price published by the Securities Valuation Office of the NAIC (SVO), if available, whereas fair value for GAAP is based on quoted market prices.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, all derivatives are reported on the balance sheet at fair value, the effective and ineffective portions of a single hedge are accounted for separately and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value with the change in fair value for cash flow hedges credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

9

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five-year bands. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

10

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Separate Accounts With Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets and agent debit balances, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that those assets are not impaired.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies, premiums received and benefits paid would be recorded directly to the reserve liability.

11

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance balance amounts deemed to be uncollectible have been written off through a charge to operations. A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10 percent of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in future years, and a valuation allowance is established for deferred income tax assets not realizable.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

12

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Statements of Cash Flow: Cash (overdraft), cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting practices are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value as determined by the SVO and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. Non-redeemable preferred stocks are reported at fair value of lower cost or fair value as determined by the SVO and the related net unrealized gains (losses) are reported as unassigned surplus with any adjustment for federal taxes.

13

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Beginning in 2006, hybrid securities, not classified as debt by the SVO, are reported as preferred stock. Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. As a result, $252,073 of securities previously classified as bonds by the Company have been reclassified as preferred stock as of December 31, 2006. Although the classification has changed, these hybrid securities continue to meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost based upon their NAIC rating. A corresponding reclassification was not made as of December 31, 2005.

Common stocks of unaffiliated companies, which include shares of mutual funds, are reported at fair value as determined by the SVO and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. Common stocks of affiliated noninsurance companies are carried at the GAAP basis equity in the underlying net assets and the net unrealized capital gains (losses) are reported in unassigned surplus.

There are no restrictions on common or preferred stock.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

Real estate occupied by the Company is reported at cost less allowances for depreciation. Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed principally by the straight-line method over the estimated useful lives of the properties.

Policy loans are reported at unpaid principal balances.

14

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

The Company has ownership interests in limited partnerships. The Company carries these interests based on its interest in the underlying GAAP equity of the investee. The company recognized impairment write-downs for its investments in limited partnerships during the years ended December 31, 2006, 2005 and 2004 of $4,592, $484 and $2,222, respectively, which is included in the statement of operations within net realized capital gains (losses).

Other “admitted assets” are valued principally at cost.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2005 the Company excluded investment income due and accrued of $22 with respect to such practices. The Company did not exclude any investment income due and accrued at December 31, 2006.

The carrying amounts of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying amount of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying amount are recognized as realized losses on investments.

For dollar reverse repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

15

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative Instruments

Swaps that are designated in hedging relationships and meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, on the financial statements with any premium or discount amortized into income over the life of the contract. For foreign currency swaps, the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Options are marked to fair value in the balance sheet and the fair value adjustment is recorded in unassigned surplus. Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financials statements.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income for forward-starting interest rate swaps begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

A replication transaction is a derivative transaction, generally a credit default swap, entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. For replication transactions, a premium is received by the Company on a periodic basis and recognized in investment income as earned. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

16

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The carrying values of derivative instruments are reflected in either the other invested assets or the other liabilities line within the balance sheet, depending upon the net balance of the derivatives as of the end of the reporting period. As of December 31, 2006 and 2005, derivatives in the amount of $3,747 and $5,065, respectively, were reflected in the other liabilities line within the financial statements.

Aggregate Reserves for Policies and Contracts

Life, annuity, and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. The Company returns any portion of the final premium beyond the date of death.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 4.5 to 10.0 percent and mortality rates, where appropriate, from a variety of tables.

17

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in Statement of Statutory Accounting Principles (SSAP) No. 50, Classifications and Definitions of Insurance or Managed Care Contracts in Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease directly to the liability balance, and are not reflected as premiums, benefits, or changes in reserve in the statement of operations.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus (deficit) and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

18

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at fair value. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The Company received variable contract premiums of $782,970, $667,230, and $619,696 in 2006, 2005, and 2004, respectively. In addition, the Company received $32,130, $28,421, and $25,757, in 2006, 2005 and 2004, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Separate accounts predominately held by the Company, primarily for individual policyholders, do not have any minimum guarantees, and the investment risks associated with fair value changes are borne by the policyholder. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks and long-term bonds.

Certain separate account assets and liabilities reported in the accompanying financial statements contain contractual guarantees. Guaranteed separate accounts represent funds invested by the Company for the benefit of individual contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than guaranteed requirements is transferred to the general account and reported in the statements of operations. Assets in the accounts, carried at estimated fair value, consist primarily of long-term bonds.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

19

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Stock Option Plan and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 & 2006, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded an expense of $(46), $1,908 and $1,025 for the years ended December 31, 2006, 2005 and 2004, respectively. In addition, the Company recorded an adjustment to paid-in surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $254, $188 and $0, for years ended December 31, 2006, 2005 and 2004, respectively.

Reclassifications

Certain reclassification differences exist between these statements and those filed with the state insurance departments that have no effect on unassigned surplus or net income. Certain reclassifications have been made to the 2005 and 2004 financial statements to conform to the 2006 presentation.

2. Accounting Changes

Effective January 1, 2006, the Company adopted SSAP No. 93, Accounting for Low Income Housing Tax Credit Property Investments. This statement established statutory accounting principles for investments in federal and certain state sponsored Low Income Housing Tax Credit (LIHTC) properties. SSAP No. 93 states that LIHTC investments shall be initially recorded at cost and amortized based on the proportion of tax benefits received in the current year to the total estimated tax benefits to be allocated to the investor. Prior to 2006, the Company’s investments in LIHTC investments were reported in accordance with SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies and SSAP No. 88, Investments in Subsidiary, Controlled and Affiliated Entities and carried at audited GAAP equity. The cumulative effect is the difference between the audited GAAP equity amount at December 31, 2005 and the amortized cost assuming the new accounting principles had been applied retroactively for prior periods. As a result of the change, the Company reported a cumulative effect of a

20

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

2. Accounting Changes (continued)

change of accounting principle that reduced unassigned surplus by $14,749 at January 1, 2006.

Effective January 1, 2005, the Company adopted SSAP No. 88, Investments in Subsidiary, Controlled, and Affiliated Entities (SCA entities). According to SSAP No. 88, noninsurance subsidiaries are carried at audited GAAP equity. Prior to 2005, the Company’s investments in noninsurance subsidiaries were reported in accordance with SSAP No. 46, Investments in Subsidiary, Controlled and Affiliated Entities, and carried at statutory equity. The cumulative effect is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been applied retroactively for prior periods. This change of accounting principle had no impact on unassigned surplus as of January 1, 2005.

Effective January 1, 2005, the Company adopted SSAP No. 91, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SSAP No. 91 addresses, among other things, the criteria that must be met in order to account for certain asset transfers as sales rather than collateralized borrowings. Transfers impacted by SSAP No. 91 that the Company engages in include securities lending, repurchase and reverse repurchase agreements and dollar reverse repurchase agreements. In accordance with SSAP No. 91, if specific criteria are met, reverse repurchase agreements and dollar reverse repurchase agreements are accounted for as collateralized borrowings, and repurchase agreements accounted for as collateralized lending. The cumulative effect of the adoption of this SSAP is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been applied retroactively for prior periods. This change of accounting principle had no impact on unassigned surplus as of January 1, 2005.

3. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, cash equivalents and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

Investment securities: Fair values for investment securities are based on unit prices published by the SVO or, in the absence of SVO published unit prices or when amortized cost is used by the SVO as the unit price, quoted market prices by other third party organizations, where available.

21

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit, and maturity of the investments. For equity securities that are not actively traded, estimated fair values are based on values of issues of comparable yield and quality.

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

Short-term notes receivable from affiliates: The carrying amount for short-term notes receivable from affiliates approximate their fair values.

Separate account assets: The fair value of separate account assets are based on quoted market prices.

Investment contract liabilities: Fair values for the Company’s liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Interest rate swaps and call options: Estimated fair values of swaps, including interest rate and currency swaps and call options, are based on pricing models or formulas using current assumptions.

Credit default swaps: Estimated fair value of credit default swaps are based upon the pricing differential for similar swap agreements.

Separate account annuity liabilities: The fair value of separate account annuity liabilities approximate the fair value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

22

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2006		2005
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash (overdraft), cash equivalents and short-term investments	$(10,696)	$(10,696)	$(15,506)	$(15,506)
Bonds	3,445,913	3,498,437	4,213,730	4,366,254
Preferred stocks, other than affiliates	234,690	253,337	4,915	5,115
Common stocks, other than affiliates	3,850	3,850	1	1
Mortgage loans on real estate	547,963	572,149	522,120	556,984
Policy loans	147,617	147,617	149,897	149,897
Short-term notes receivable from affiliates	20,000	20,000	—	—
Receivable from parents, subsidiaries, and affiliates	1,300	1,300	—	—
Interest rate swaps	(3,747)	(3,053)	(5,065)	50,304
Call options	—	—	—	272
Credit default swaps	—	911	—	980
Separate account assets	10,639,055	10,639,055	9,127,932	9,127,932
Liabilities
Investment contract liabilities	1,555,201	1,582,362	2,165,385	2,198,897
Borrowed money	4,852	4,852	1,987	1,987
Separate account annuity liabilities	10,570,535	10,570,535	9,071,923	9,071,923

4. Investments

The Company owns 8.2% of the outstanding common stock of Buena Sombra Insurance Agency at December 31, 2006 and 2005, respectively. The cost of this subsidiary was $100. The Company owns 100% of the outstanding common stock of JMH Operating Company at December 31, 2006 and 2005. The cost of this subsidiary was $4,411. The Company owns 32% of the outstanding common stock of Real Estate Alternative Portfolio 3A at December 31, 2006 and 2005. The cost of this subsidiary was $4,114 and $2,334 as of December 31, 2006 and 2005, respectively. Buena Sombra, JMH Operating Company, and Real Estate Alternative Portfolio 3A are all valued based upon the equity basis as described in the Purposes and Procedures Manual of the Securities Valuation Office of the NAIC.

23

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The Company also owned 100% of the outstanding preferred shares of GTFP, an affiliated company, at December 31, 2005. The cost of this subsidiary was $47,321 as of December 31, 2005. GTFP was valued based upon amortized cost. The Company disposed of this affiliate during 2006.

The carrying amounts and estimated fair values of investments in bonds and preferred stock were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2006
Bonds:
United States Government and agencies	$200,113	$8,855	$495	$436	$208,037
State, municipal and other government	57,979	3,551	11	304	61,215
Public utilities	238,728	12,000	470	2,370	247,888
Industrial and miscellaneous	2,303,990	75,045	11,998	28,176	2,338,861
Mortgage and other asset-backed securities	645,103	3,867	768	5,766	642,436

	3,445,913	103,318	13,742	37,052	3,498,437
Unaffiliated preferred stocks	234,690	20,900	275	1,978	253,337
Unaffiliated common stocks	2,877	973	—	—	3,850

	$3,683,480	$125,191	$14,017	$39,030	$3,755,624

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2005
Bonds:
United States Government and agencies	$164,237	$12,492	$322	$554	$175,853
State, municipal and other government	51,060	6,297	324	374	56,659
Public utilities	264,552	23,925	1,050	1,102	286,325
Industrial and miscellaneous	2,878,821	154,125	24,029	9,031	2,999,886
Mortgage and other asset-backed securities	855,060	16,559	4,807	19,281	847,531

	4,213,730	213,398	30,532	30,342	4,366,254
Unaffiliated preferred stocks	4,915	200	—	—	5,115
Unaffiliated common stocks	12	—	11	—	1

	$4,218,657	$213,598	$30,543	$30,342	$4,371,370

24

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The Company held bonds at December 31, 2006 and 2005 with a carrying amount of $6,861 and $11,243, respectively, and amortized cost of $6,978 and $17,631, respectively, that have an NAIC rating of 6 and which are not considered to be other than temporarily impaired. These bonds are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus.

At December 31, 2006 and 2005, respectively, for securities in a continuous loss position greater than or equal to twelve months, the Company held 288 and 143 securities with a carrying value of $1,120,055 and $390,506 and an unrealized loss of $39,030 and $30,342 with an average price of 97.4 and 92.2 (NAIC market value/amortized cost). Of this portfolio, 95.0% and 85.9% were investment grade with associated unrealized losses of $34,214 and $11,195, respectively.

At December 31, 2006, and 2005, respectively, for securities that have been in an unrealized loss position for less than twelve months, the Company held 182 and 288 securities with a carrying value of $761,111 and $1,291,457 and an unrealized loss of $14,017 and $30,532 with an average price of 99.5 and 97.6 (NAIC market value/amortized cost). Of this portfolio, 94.7% and 94.6% were investment grade with associated unrealized losses of $8,378 and $27,444, respectively.

The Company closely monitors below investment grade holdings and those investment grade issuers and industry sectors where the Company has concerns. Securities in unrealized loss positions that are considered other than temporary are written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other than temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; and (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount. Additionally, financial condition, near term prospects of the issuer, nationally recognized credit rating changes and cash flow trends and underlying levels of collateral, for asset-backed securities only, are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

25

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The estimated fair value of bonds with gross unrealized losses at December 31, 2006 and 2005 are as follows:

	Losses Less Than 12 Months	Losses 12 Months or More	Total
December 31, 2006
Bonds:
United States Government and agencies	$46,228	$11,790	$58,018
State, municipal and other government	923	7,501	8,424
Public utilities	50,344	66,050	116,394
Industrial and miscellaneous	478,381	713,645	1,192,026
Mortgage and other asset-backed securities	154,534	255,590	410,124

	730,410	1,054,576	1,784,986
Unaffiliated preferred stocks	16,683	26,448	43,131

	$747,093	$1,081,024	$1,828,117

	Losses Less Than 12 Months	Losses 12 Months or More	Total
December 31, 2005
Bonds:
United States Government and agencies	$38,237	$14,992	$53,229
State, municipal and other government	6,013	2,496	8,509
Public utilities	58,750	34,707	93,457
Industrial and miscellaneous	884,971	142,922	1,027,893
Mortgage and other asset-backed securities	272,954	165,047	438,001

	$1,260,925	$360,164	$1,621,089

Unaffiliated common stocks	—	1	1

	$1,260,926	$360,165	$1,621,089

The carrying amounts and estimated fair values of bonds at December 31, 2006, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$140,625	$141,392
Due after one year through five years	761,327	763,192
Due after five years through ten years	780,502	784,256
Due after ten years	1,118,356	1,167,161

	2,800,810	2,856,001
Mortgage and other asset-backed securities	645,103	642,436

	$3,445,913	$3,498,437

26

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

There were no significant concentrations of credit risk for the Company as of December 31, 2006.

A detail of net investment income is presented below:

	Year Ended December 31
	2006	2005	2004
Income:
Bonds	$229,339	$248,536	$235,892
Preferred stocks	22,857	1,491	1,067
Common stocks	140	—	4,569
Mortgage loans	41,188	46,628	51,556
Real estate	6	—	914
Policy loans	6,728	6,885	6,280
Other investment income (loss)	(5,151)	7,837	6,150

Gross investment income	295,107	311,377	306,428
Less investment expenses	16,269	16,097	15,900

Net investment income	$278,838	$295,280	$290,528

Proceeds from sales and maturities of bonds and preferred stocks and related gross realized gains and losses were as follows:

	Year Ended December 31
	2006	2005	2004
Proceeds	$2,260,554	$2,538,174	$3,898,355

Gross realized gains	$26,495	$16,991	$35,447
Gross realized losses	(49,756)	(24,976)	(38,208)

Net realized losses	$(23,261)	$(7,985)	$(2,761)

Gross realized losses for the years ended December 31, 2006, 2005, and 2004 include $23,960, $4,322, and $13,564, respectively that relate to losses recognized on other than temporary declines in fair values of debt securities.

At December 31, 2006, investments with an aggregate carrying amount of $2,916 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

27

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

Net realized capital gains (losses) on investments and change in net unrealized capital gains (losses) are summarized below:

	Realized Year Ended December 31
	2006	2005	2004
Bonds	$(30,074)	$(8,068)	$(2,761)
Preferred stock	6,813	83	—
Equity securities	42	1,396	33,913
Mortgage loans on real estate	(1,046)	185	—
Real estate	(82)	1,524	271
Derivatives	3,793	(5,867)	1,361
Other invested assets	58,529	30,413	5,819

	37,975	19,666	38,603
Tax effect	(18,424)	(17,252)	(15,820)
Transfer to interest maintenance reserve	298	4,359	(8,819)

Net realized capital gains on investments	$19,849	$6,773	$13,964

	Change in Unrealized Year Ended December 31
	2006	2005	2004
Bonds	$8,994	$(11,780)	$6,201
Common stocks	938	125	(32,209)
Derivatives	(3,550)	16,872	(4,303)
Other invested assets	21,924	(12,839)	19,360

Change in net unrealized capital gains (losses)	$28,306	$(7,622)	$(10,951)

Gross unrealized gains (losses) on common stocks were as follows:

	December 31
	2006	2005
Unrealized gains	$1,564	$537
Unrealized losses	(4,511)	(4,422)

Net unrealized gains	$(2,947)	$(3,885)

28

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

During 2006, the Company issued mortgage loans with interest rates ranging from 5.29% to 7.42%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 90%. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. At December 31, 2006, mortgage loans with a carrying value of $628 were non-income producing for the previous 180 days. Accrued interest of $65 related to these mortgage loans was excluded from investment income. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

At December 31, 2005, the carry value of impaired loans with a related allowance for credit losses were $4,545, with associated allowances $750. There were no impaired mortgage loans with a related allowance for credit losses as of December 31, 2006. There were also no impaired mortgage loans held without an allowance for credit losses as of December 31, 2006 or 2005. The average recorded investment in impaired loans was $2,227 and $4,457 at December 31, 2006 and 2005, respectively. Taxes assessments and other amounts advanced not included in the mortgage loan total were $1 and $2 at December 31, 2006 and 2005, respectively.

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2006	2005	2004
Balance at beginning of period	$750	$750	$—
Additions, net charged to operations	295	—	750
Reduction due to write-downs charged against the allowance	1,045	—	—
Recoveries in amounts previously charged off	—	—	—

Balance at end of period	$—	$750	$750

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. The Company recognized interest income on impaired loans of $1 and $2 for the years ended December 31, 2006 and 2005, respectively. There was no interest income recognized on a cash basis for years ended December 31, 2006 or 2005, respectively.

29

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

During 2006, 2005, and 2004, mortgage loans of $4,545, $0, and $7,527, respectively, were foreclosed and transferred to real estate. At December 31, 2006 and 2005, the Company held a mortgage loan loss reserve in the AVR of $34,941 and $33,367, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2006	2005		2006	2005
Pacific	28%	19%	Office	29%	31%
Middle Atlantic	24	29	Retail	22	22
South Atlantic	15	18	Apartment	19	16
E. North Central	11	16	Industrial	11	11
E. South Central	9	7	Other	10	9
W. South Central	8	3	Agricultural	9	11
New England	2	4
W. North Central	2	2
Mountain	1	2

During 2006, an impairment loss of $267 was taken on Goble Orchards, a foreclosure property located in Mabton, Washington, to write the book value down to the current fair value. The fair value of the property was determined based on an appraisal from a third-party appraiser, along with information obtained from discussions with internal asset managers and a listing broker regarding recent comparable sales data and other relevant property information. The impairment amount was reflected as a realized loss in the Summary of Operations.

For the year ending December 31, 2006, the Company had ownership interests in 46 Low Income Housing Tax Credits (LIHTC) properties. The remaining years of unexpired tax credits ranged from one to nine and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from three to 13 years. The amount of contingent equity commitments expected to be paid during the years 2007 to 2010 are $3,668. There were no impairment losses, write-downs, or reclassifications during the year related to any of these credits.

30

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. The Company also uses cross currency swaps to reduce market risk in foreign currencies and to alter exchange exposure arising from mismatches between assets and liabilities. A cash payment is often exchanged at the outset of the swap contract, representing the present value of cash flows of the instrument. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counter party at each due date.

Under exchange traded currency futures and options, the Company agrees to purchase a specified number of contracts with other parties and to post variation margins on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange traded futures and options are regulated futures commissions merchants who are members of a trading exchange.

The Company replicates investment grade corporate bonds by combining a AAA rated security with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. Using the swap market to replicate credit quality enables the Company to enhance the relative values and ease the execution of larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. At December 31, 2006 and 2005, the Company had replicated assets with a fair value of $117,498 and $175,353 and credit default swaps with a fair value of $911 and $980, respectively. During the years ended December 31, 2006, 2005, and 2004, the Company did not recognize any capital losses related to credit default swaps.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit rating of ‘A’ or better. At December 31, 2006, the fair value of all contracts, aggregated at a counterparty level, with a positive fair value amounted to $13,072.

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, the Company is required to post assets.

31

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

At December 31, 2006, the fair value of all contracts, aggregated at a counterparty level, with a negative fair value amounted to $16,124.

For the years ended December 31, 2006 and 2005, the Company recorded unrealized gains of $5,612 and $6,551, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus.

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 1000 Indices. The Company uses S&P 500 and NASDAQ 1000 options to hedge the liability option risk associated with these products. Options are marked to fair value in the balance sheet and the fair value adjustment is recorded to unassigned surplus in the financial statements. The Company recognized income (loss) from options contracts in the amount of $0, $0, and $(1), for the years ended December 31, 2006, 2005, and 2004, respectively.

At December 31, 2006 and 2005, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2006	2005
Derivative securities:
Interest rate and currency swaps:
Receive fixed – pay floating	$496,489	$637,489
Receive floating – pay floating	—	274,119
Receive floating – pay fixed	179,191	456,712

The Company utilizes futures contracts to hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Company agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Company as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the values of the contracts are recognized as realized gains or losses. When the contracts are closed, the Company recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Company’s cost basis in the contract. The Company recognized net realized gains from futures contracts in the amount of $1,268, $317, and $898 for the years ended December 31, 2006, 2005, and 2004, respectively.

32

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

Open futures contracts at December 31, 2006 and 2005, were as follows:

Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value
December 31, 2006
46	S&P 500 March 2007 Futures	$16,389	$16,427
December 31, 2005
41	S&P 500 March 2006 Futures	$13,091	$12,862

The Company’s use of futures contracts may expose the Company to certain risks. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged. Unexpected adverse price movements could cause the Company’s hedging strategy to be unsuccessful and result in losses.

These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The maximum term over which the Company is hedging its exposure to the variability of future cash flows for forecasted transactions is 29 years. If the forecasted asset purchase does not occur or is no longer highly probable of occurring, valuation at cost ceases and the forward-starting swap would be valued at its current fair value with fair value adjustments recorded in unassigned surplus. For the years ended December 31, 2006, 2005 and 2004, none of the Company’s cash flow hedges were discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

33

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2006	2005	2004
Direct premiums	$992,262	$899,134	$858,426
Reinsurance assumed – non affiliates	(5,844)	27,673	30,291
Reinsurance assumed – affiliates	1,345	(7,608)	66,916
Reinsurance ceded – non affiliates	(22,589)	(25,804)	(29,793)
Reinsurance ceded – affiliates	(7,756)	(5,609)	(4,801)

Net premiums earned	$957,418	$887,786	$921,039

The related aggregate reserves for policies and contracts for reinsurance assumed from affiliates are $1,574,567 and $2,062,833 at December 31, 2006 and 2005, respectively.

The Company received reinsurance recoveries in the amount of $17,506, $14,571, and $14,151 during 2006, 2005, and 2004, respectively. At December 31, 2006 and 2005, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $3,325 and $4,840, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2006 and 2005 of $63,161 and $45,888, respectively, of which $29,853 and $17,689, respectively, were ceded to affiliates.

During 2003, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligations and benefits related to certain life insurance contracts. The difference between the consideration paid of $2,192 and the reserve credit taken of $3,167 was credited directly to unassigned surplus on a net of tax basis. During 2006, 2005, and 2004, the Company has amortized $67, $70, and $72, respectively, into earnings with a corresponding charge to unassigned surplus. The Company holds collateral in the form of letters of credit.

34

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Reinsurance (continued)

Effective January 1, 2006, a block of life and accident and health business assumed by the Company under a reinsurance agreement was recaptured. The recapture premium received from the transaction was $8,266. As a result of the transaction, premium receivables of $5,211 were written off and reserves of $62,143 were released resulting in a pre-tax gain of $65,198 ($42,379 net of tax) that was included in the statement of operations.

During 2006, the Company entered into a reinsurance agreement with Transamerica International Re (Ireland), Ltd., an affiliate, to retrocede an inforce block of term life business effective January 1, 2006. The difference between the initial commission expense allowance received of $300 and ceded reserves of $180 resulted in an initial transaction gain of $120 which was credited to unassigned surplus on a net of tax basis in the amount of $78; in accordance with SSAP 61, Life, Deposit-Type and Accident and Health Reinsurance. For the year ended December 31, 2006, the Company amortized $8 into earnings with a corresponding charge to unassigned surplus.

The Company’s liability for deposit-type contracts includes GIC’s and funding agreements assumed from Monumental Life Insurance Company, an affiliate. The liabilities assumed are $458,924 and $844,160 at December 31, 2006 and 2005, respectively.

On June 30, 2004, Academy Life Insurance Company (merged into Life Investors Insurance Company of America on July 1, 2006), an affiliate, recaptured the business it had ceded under a reinsurance treaty with the Company. The Company paid $81,322 as consideration for this recapture, which has been included in the Company’s statement of operations. The change in reserves of $88,102 related to the recapture has been reported as revenue in the Company’s statement of operations.

Effective January 1, 2005, Monumental Life Insurance Company, an affiliate, recaptured the business it had ceded to the Company. The Company received $5,384 as consideration for this recapture and released $8,471 in reserves related to this transaction, which has been included in the Company’s statement of operations.

Effective December 30, 2005, Academy Life Insurance Company (merged into Life Investors Insurance Company of America on July 1, 2006), an affiliate, recaptured the business it had ceded to the Company. The Company received $31 as consideration for this recapture and released $200 in reserves related to this transaction, which has been included in the Company’s statement of operations.

35

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes

The main components of deferred income tax amounts are as follows:

	December 31
	2006	2005
Deferred income tax assets:
Accrued bonus	$1,087	$1,063
Deferred intercompany loss	6,942	4,331
Derivatives	—	4,819
Guaranty funds	2,621	2,616
Nonadmitted assets	1,652	1,863
Tax basis deferred acquisition costs	31,773	31,090
Partnerships	12,180	—
Reserves	29,555	23,541
Unrealized capital losses	20,244	21,545
Other	4,301	2,800

Total deferred income tax assets	$110,355	$93,668
Nonadmitted deferred income tax asset	$64,987	$42,315

Admitted deferred income tax assets	$45,368	$51,354
Deferred income tax liabilities:
§807(f) Adjustment – Liability	$2,199	$2,827
Partnerships	—	7,096
Unrealized capital gains	9,106	6,165
Deferred intercompany gains	3,511	2,082
Other	1,267	492

Total deferred income tax liabilities	16,083	18,662

Net admitted deferred income tax asset	$29,285	$32,691

The change in net deferred income tax assets are as follows:

	December 31
	2006	2005	Change
Total deferred income tax assets	$110,355	$93,669	$16,686
Total deferred income tax liabilities	16,083	18,662	(2,579)

Net deferred income tax asset	$94,272	$75,007	19,265

Tax effect of unrealized gains (losses)			734

Change in net deferred income tax			$19,999

36

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

	December 31
	2005	2004	Change
Total deferred income tax assets	$93,669	$92,990	$679
Total deferred income tax liabilities	18,662	21,426	2,764

Net deferred income tax asset	$75,007	$71,564	3,443

Tax effect of unrealized gains (losses)			(4,484)

Change in net deferred income tax			$(1,041)

Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense (benefit) and net realized capital gains (losses) on investments for the following reasons:

	Year Ended December 31
	2006	2005	2004
Income tax computed at the federal statutory rate (35%)	$47,424	$32,203	$39,964
Amortization of IMR	(534)	(356)	268
Deferred acquisition costs – tax basis	837	(113)	(2,945)
Depreciation	(83)	(83)	(153)
Dividends received deduction	(1,524)	(1,432)	(1,251)
Tax credits	(19,098)	(22,716)	(35,412)
Prior year over accrual	(4,294)	(7,560)	(4,393)
Tax reserve valuation	378	(1,564)	(459)
All other adjustments	3,935	(2,608)	(6,203)

Federal income tax expense (benefit)	27,041	(4,229)	(10,584)
Change in net deferred income taxes	19,999	(1,041)	(38,086)

Total statutory income taxes	$47,040	$(5,270)	$(48,670)

Tax credits include low income housing credits which are investments for which the Company’s primary benefit is a reduction in income tax expense via tax credits.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). No federal income taxes have been provided for in the financial statements on income deferred in the PSA. A distribution from the PSA was made during 2006 in the amount of $17,425, which reduced the balance in the PSA to zero. Due to United States tax legislation enacted in October 2004, distributions to shareholders during 2005 and 2006 are deemed to come first out of the PSA and are not taxed. There was no reduction to net earnings due to this distribution.

37

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income.

The consolidated tax group, in which the Company is included, incurred income taxes during 2005 and 2004 of $286,973, and $280,054, respectively that will be available for recoupment in the event of future net losses. There were no incurred income taxes during 2006 that will be available for recoupment.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 2000. The examination for 2001 through 2004 has been completed and resulted in tax return adjustments that are currently being appealed. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

7. Policy and Contract Attributes

Participating life insurance policies are issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted 0.19% and 2.37% of ordinary life insurance in force at December 31, 2006 and 2005, respectively.

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

38

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

	December 31
	2006		2005
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with fair value adjustment	$158,330	1%	$335,230	3%
Subject to discretionary withdrawal at book value less surrender charge of 5% or more	6,386	—	8,470	—
Subject to discretionary withdrawal at fair value	10,565,479	79	8,944,546	71

Total with adjustment or at fair value	10,730,195	80	9,288,246	74
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	846,055	6	978,264	8
Not subject to discretionary withdrawal	1,895,695	14	2,334,392	18

Total policy reserves on annuities and deposit fund liabilities	$13,471,945	100%	$12,600,902	100%

Included in the liability for deposit-type contracts at December 31, 2006 and 2005 are approximately $9,058 and $272,521, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance is used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders. At December 31, 2006, the contractual maturities were: 2007 through 2011 - $0; and thereafter - $9,048.

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2006 and 2005, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

39

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

	Gross	Loading	Net
December 31, 2006
Life and annuity:
Ordinary direct first year business	$3,893	$2,678	$1,215
Ordinary direct renewal business	19,724	4,185	15,539
Group life direct business	21,358	7,850	13,508
Reinsurance ceded	(1,040)	—	(1,040)

Total life and annuity	43,935	14,713	29,222
Accident and health:
Direct	8,405	—	8,405
Reinsurance assumed	4	—	4
Reinsurance ceded	(48)	—	(48)

Total accident and health	8,361	—	8,361

	$52,296	$14,713	$37,583

December 31, 2005
Life and annuity:
Ordinary direct first year business	$4,161	$3,053	$1,108
Ordinary direct renewal business	20,398	4,326	16,072
Group life direct business	28,124	9,437	18,687
Reinsurance ceded	(156)	—	(156)

Total life and annuity	52,527	16,816	35,711
Accident and health:
Direct	10,807	—	10,807
Reinsurance assumed	49	—	49
Reinsurance ceded	(65)	—	(65)

Total accident and health	10,791	—	10,791

	$63,318	$16,816	$46,502

At December 31, 2006 and 2005, the Company had insurance in force aggregating $2,640,354 and $3,014,209, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $18,764 and $10,971 to cover these deficiencies at December 31, 2006 and 2005, respectively.

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts.

40

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

The Separate Account includes funds related to variable annuities of a nonguaranteed nature. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets and the liabilities of these are carried at fair value. These variable annuities generally provide an incidental minimum guaranteed death benefit. Some variable annuities also provide a minimum guaranteed income benefit.

Information regarding the separate accounts of the Company is as follows:

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonguaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2006	$—	$218	$782,663	$782,881

Reserves for separate accounts as of December 31, 2006 with assets at:
Fair value	$—	$34,606	$10,585,971	$10,620,577

	$—	$34,606	$10,585,971	$10,620,577

Reserves by withdrawal characteristics as of December 31, 2006:
With fair value adjustment	$—	$34,606	$—	$34,606
At fair value	—	—	10,543,271	10,543,271
Not subject to discretionary withdrawal	—	—	42,700	42,700

Total separate account liabilities at December 31, 2006	$—	$34,606	$10,585,971	$10,620,577

41

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonguaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2005	$—	$443	$666,785	$667,228

Reserves for separate accounts as of December 31, 2005 with assets at:
Fair value	$48,058	$39,779	$9,029,198	$9,117,035

	$48,058	$39,779	$9,029,198	$9,117,035

Reserves by withdrawal characteristics as of December 31, 2005:
With fair value adjustment	$—	$39,779	$—	$39,779
At fair value	—	—	8,956,181	8,956,181
Not subject to discretionary withdrawal	48,058	—	73,017	121,075

Total separate account liabilities at December 31, 2005	$48,058	$39,779	$9,029,198	$9,117,035

Premiums, deposits and other considerations for the year ended December 31, 2004	$—	$107	$619,404	$619,511

Reserves for separate accounts as of December 31, 2004 with assets at:
Fair value	$135,147	$42,184	$8,267,641	$8,444,972

	$135,147	$42,184	$8,267,641	$8,444,972

Reserves by withdrawal characteristics as of December 31, 2004:
With fair value adjustment	$89,343	$42,184	$—	$131,527
At fair value	—	—	8,208,852	8,208,852
Not subject to discretionary withdrawal	45,804	—	58,789	104,593

Total separate account liabilities at December 31, 2004	$135,147	$42,184	$8,267,641	$8,444,972

42

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2006	2005	2004
Transfers as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$782,970	$667,230	$619,696
Transfers from separate accounts	(553,582)	(504,566)	(561,230)

Net transfers to separate accounts	229,388	162,664	58,466
Miscellaneous reconciling adjustments	7,953	6,846	(132)

Transfers as reported in the summary of operations of the life, accident and health annual statement	$237,341	$169,510	$58,334

At December 31, 2006 and 2005, the Company had variable annuities with minimum guaranteed income benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2006	Minimum Guaranteed Income Benefit	$18,335	$284	$—
2005	Minimum Guaranteed Income Benefit	17,272	218	—

For Variable Annuities with Guaranteed Living Benefits (VAGLB), the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

43

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

At December 31, 2006, 2005, and 2004, the Company had variable annuities with minimum guaranteed death benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2006	Minimum Guaranteed Death Benefit	$6,918,990	$23,588	$—
2005	Minimum Guaranteed Death Benefit	6,189,664	21,169	—
2004	Minimum Guaranteed Death Benefit	5,948,949	19,156	—

For Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

8. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102 to 105 percent of the fair market value of the loaned securities as of the transaction date for domestic/international securities, respectively. The counterparty is mandated to deliver additional collateral if the fair value of the collateral is at any time less than 102 to 105 percent of the fair value of the loaned securities. This additional collateral, along with the collateral already held in connection with the lending transaction, is at least equal to 102 to 105 percent of the fair value of the loaned securities. The agreement does not allow rehypothication of collateral by any party involved, but does allow cash collateral to be invested in reverse repurchase agreements. At December 31, 2006 and 2005, respectively, securities in the amount of $150,876 and $80,269 were on loan under securities lending agreements.

44

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

9. Capital and Surplus

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its stockholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (1) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (2) the Company’s statutory gain from operations before net realized capital gains on investments for the preceding year. Subject to availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2007, without prior regulatory approval, is $108,455.

The Company paid an $18,000 preferred stock dividend to its Parent Company, Capital Liberty LP, on December 19, 2006. The Company did not pay a common stock dividend to its Parent Companies in 2006, 2005, or 2004.

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus to be maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2006, the Company meets the RBC requirements.

10. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

During 2006, the Company executed an administration service agreement with Transamerica Fund Advisors, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $350 for these services during 2006.

The Company is party to a common cost allocation service arrangement between AEGON USA, Inc. (AEGON) companies, in which various affiliated companies may perform specified administrative functions in connection with the operations of the Company, in consideration of reimbursement of actual costs rendered. The Company is also party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the Advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2006, 2005, and 2004, the Company paid $32,840, $37,654, and $25,768, respectively, for these services, which approximates their costs to the affiliates.

45

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

10. Related Party Transactions (continued)

Payables to affiliates bear interest at the 30-day commercial paper rate. During 2006, 2005, and 2004, the Company paid net interest of $3,602, $2,141, and $1,363 respectively, to affiliates.

At December 31, 2006 and 2005, the Company reported a net amount of $1,281 due from affiliates and $28,751 due to affiliates, respectively. Terms of settlement require that these amounts are settled within 90 days.

At December 31, 2006 the Company had a short-term note receivable of $20,000 from AEGON. The note is due by December 28, 2007 and bears interest at 5.25%.

The Company participates in various benefit plans sponsored by AEGON and the related costs allocated to the Company are not significant.

The Company has 2,290,000 shares of redeemable preferred stock outstanding, all of which are owned by Capital Liberty Limited Partnership (CLLP). The preferred stock has a par value of $11 per share and a liquidation value of $240 per share. CLLP is entitled to receive a cumulative dividend equal to 8.5% per annum of the liquidation value of the preferred stock. The Company may redeem all or any portion of the preferred stock at the liquidation value. At December 31, 2006, cumulative unpaid dividends relating to the preferred shares were $215,580.

11. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

At December 31, 2006, securities with a book value of $4,814 and a fair value of $4,821 were subject to dollar reverse repurchase agreements. These securities have maturity dates ranging from 2035 to 2036 and have a weighted average interest rate of 5.03%.

The Company has recorded liabilities of $22,448 for municipal reverse repurchase agreements as of December 31, 2006. The reverse repurchase agreements are collateralized by government agency securities with book values of $23,940 as of December 31, 2006. These securities have maturity dates that range from 2017 to 2021 and have a weighted average interest rate of 0%. The Company did not participate in municipal reverse repurchase agreements during 2005.

46

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

11. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities (continued)

During 2006, 2005, and 2004, the Company sold $891, $2,344, and $5,749, respectively, of agent balances without recourse to an affiliated entity. Prior to July 29, 2005, the agent debit balances were sold to Money Services, Inc. (MSI), an affiliated company. Subsequent to July 29, 2005, agent debit balances were sold without recourse to ADB Corporation, LLC (ADB), an affiliate company, and all rights, title and interest in the prior net debit balances owned by MSI prior to July 29, 2005, were fully assigned, without recourse, to ADB. The Company did not realize a gain or loss as a result of the sales. As of July 1, 2006, the Company no longer sells agent debit balances and thus retains such balances as nonadmitted receivables. Receivables in the amount of $1,691 were nonadmitted as of December 31, 2006.

12. Commitments and Contingencies

The Company may pledge assets as collateral for derivative transactions. In conjunction with these transactions, the Company had pledged invested assets with a carrying value and market value of, $6,539 and $7,868 respectively, at December 31, 2006, and $1,808 and $1,820, respectively, at December 31, 2005. As of December 31, 2006, cash in the amount of $1,100 was posted to the Company which was not included in the financials of the Company. Securities were posted to the Company related to derivative transactions in the amount of $6,660 as of December 31, 2005, which were not included in the financials of the Company. There was no cash posted to the Company as of December 31, 2005 or securities posted to the Company at December 31, 2006 that was not included in the financials of the Company.

The Company has contingent commitments for additional funding of $75,618 and $70,638 at December 31, 2006 and 2005, respectively, for various joint ventures, partnerships, and limited liability companies, which includes commitments in LIHTC’s of $3,668 and $5,124, respectively.

At December 31, 2006 and 2005, there were no securities being acquired on a “to be announced” (TBA) basis.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

47

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

12. Commitments and Contingencies (continued)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $7,489 and $7,531 and an offsetting premium tax benefit of $767 and $904 at December 31, 2006 and 2005, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies.

As of December 31, 2005, the Company entered into a credit enhancement and a standby liquidity asset agreement with a trust that owns securities that are effectively beneficial interests, for commitment amounts of $244,019 for which the Company was paid a fee. The Company believes the chance of draws or other performance features being exercised under these agreements is minimal. The Company has no contingent commitments as of December 31, 2006.

13. Managing General Agents

The Company utilizes managing general agents and third-party administrators in its operation. Information regarding these entities is as follows:

Name and Address of Managing General Agent or Third-Party Administrator	FEIN	Exclusive Contract	Types of Business Written	Types of Authority Granted	Total Direct Premiums Written/ Produced By
The Vanguard Group, Inc. 100 Vanguard Blvd. Malvern, PA 19355	23-1945930	No	Deferred and income annuities	C,B,P,U	$643,480
Bolinger, Inc. 101 JFK Parkway Short Hills, NJ 07078	22-0781130	No	Group A&H/Life	C,CA,R,B,P,U	35,458
All others less than 5% of unassigned surplus					—

Total					$678,938

48

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Managing General Agents

C-	Claims Payment
CA-	Claims Adjustment
R-	Reinsurance Ceding
B-	Binding Authority
P-	Premium Collection
U-	Underwriting

14. Debt

The Company has an outstanding liability for borrowed money in the amount of $4,852 and $1,987 as of December 31, 2006 and 2005, respectively, due to participation in dollar reverse repurchase agreements. The company enters reverse dollar repurchase agreements in which securities are delivered to the counterparty once adequate collateral has been received.

49

Statutory-Basis Financial

Statement Schedules

Peoples Benefit Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2006

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$205,181	$213,142	$205,181
States, municipalities and political subdivisions	47,047	47,272	47,047
Foreign governments	32,695	35,561	32,695
Public utilities	238,728	247,888	238,728
All other corporate bonds	2,922,262	2,954,574	2,922,262
Unaffiliated preferred stocks	234,690	253,337	234,690

Total fixed maturities	3,680,603	3,751,774	3,680,603
Equity securities
Unaffiliated common stocks:
Industrial, miscellaneous and all other	2,877	3,850	3,850

Total equity securities	2,877	3,850	3,850
Mortgage loans on real estate	547,963		547,963
Real estate	2,999		2,999
Policy loans	147,617		147,617
Other long-term investments	322,024		322,024
Cash and short-term investments	(10,696)		(10,696)

Total investments	$4,693,387		$4,694,360

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and other than temporary impairments and adjusted for amortization of premiums or accrual of discounts.

50

Peoples Benefit Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2006
Individual life	$362,940	$—	$6,271	$62,423	$28,113	$47,795	$33,468
Individual health	19,628	2,213	3,377	15,299	1,663	10,982	6,415	$15,246
Group life and health	582,520	13,439	23,489	93,310	44,158	(30,779)	90,580	113,276
Annuity	2,223,115	—	—	786,386	204,904	747,473	247,917

	$3,188,203	$15,652	$33,137	$957,418	$278,838	$775,471	$378,380

Year ended December 31, 2005
Individual life	$366,199	$—	$7,091	$62,282	$26,727	$47,661	$11,806
Individual health	18,306	2,497	3,502	16,421	1,534	11,518	3,308	$16,494
Group life and health	646,367	19,954	29,546	136,425	44,742	99,354	50,475	134,542
Annuity	2,443,637	—	1	672,658	222,277	702,048	211,479

	$3,474,509	$22,451	$40,140	$887,786	$295,280	$860,581	$277,068

Year ended December 31, 2004
Individual life	$375,624	$—	$7,200	$68,958	$27,403	$53,127	$85,054
Individual health	16,618	2,731	4,513	18,330	1,365	13,350	5,573	$18,297
Group life and health	656,347	16,106	36,197	204,360	42,763	147,026	66,508	135,993
Annuity	2,592,840	—	—	629,391	218,997	751,096	100,088

	$3,641,429	$18,837	$47,910	$921,039	$290,528	$964,599	$257,223

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

51

Peoples Benefit Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2006
Life insurance in force	$9,283,332	$5,219,896	$179,925	$4,243,361	4%

Premiums:
Individual life	$77,354	$15,585	$654	$62,423	1%
Individual health	15,246	61	114	15,299	1%
Group life and health	113,276	14,699	(5,267)	93,310	(6)%
Annuity	786,386	—	—	786,386	—

	$992,262	$30,345	$(4,499)	$957,418	—

Year ended December 31, 2005
Life insurance in force	$9,065,012	$5,046,843	$1,652,481	$5,670,650	29%

Premiums:
Individual life	$75,440	$14,427	$1,269	$62,282	2%
Individual health	16,494	187	114	16,421	1%
Group life and health	134,542	16,799	18,682	136,425	14%
Annuity	672,658	—	—	672,658	0%

	$899,134	$31,413	$20,065	$887,786	2%

Year ended December 31, 2004
Life insurance in force	$9,096,026	$5,012,082	$1,800,618	$5,884,562	31%

Premiums:
Individual life	$74,758	$13,938	$8,138	$68,958	12%
Individual health	18,297	222	255	18,330	1%
Group life and health	135,993	20,434	88,801	204,360	43%
Annuity	629,378	—	13	629,391	0%

	$858,426	$34,594	$97,207	$921,039	11%

52

FINANCIAL STATEMENTS

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Year Ended December 31, 2006

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Financial Statements

Year Ended December 31, 2006

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of the Advisor’s Edge Select Variable Annuity,

Peoples Benefit Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain subaccounts of Peoples Benefit Life Insurance Company Separate Account V (comprised of the Federated American Leaders, Federated Capital Income, Federated Prime Money, Federated High Income Bond, Federated Fund for U.S. Government Securities II, Wanger U.S. Smaller Companies, Wanger International Small Cap, Gartmore GVIT Developing Markets, WFAVT Small Mid Cap Value, Columbia Small Company Growth, Credit Suisse – International Focus, Credit Suisse – Small Cap Core I Portfolio, Asset Allocation – Growth, MFS International Equity, Clarion Global Real Estate Securities, Asset Allocation – Conservative, Transamerica Small/Mid Cap Value, T. Rowe Price Small Cap, Templeton Transamerica Global, Transamerica Science and Technology, J.P. Morgan Enhanced Index, Asset Allocation – Moderate, Asset Allocation – Moderate Growth, PIMCO Total Return, Legg Mason Partners All Cap, Transamerica Equity, Transamerica Growth Opportunities, Transamerica Value Balanced, Van Kampen Active International Allocation, Van Kampen Mid-Cap Growth, Capital Guardian Global, Capital Guardian Value, AllianceBernstein Growth, AllianceBernstein Global Technology, AllianceBernstein Large Cap Growth, Dreyfus IP – Core Bond, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus VIF – Appreciation, Seligman Global Technology, Seligman Communications and Information, Seligman Capital, Equity Index, Mid-Cap Index, REIT Index, Short-Term Investment-Grade, Total Bond Market Index, Fidelity – VIP Mid Cap, Fidelity – VIP Value Strategies, Fidelity – VIP Contrafund, VA Global Bond, VA Small Value, VA Large Value, VA Short-Term Fixed, VA International Value, and VA International Small subaccounts), which are available for investment by contract owners of the Advisor’s Edge Select Variable Annuity, as of December 31, 2006, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and

1

disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Peoples Benefit Life Insurance Company Separate Account V which are available for investment by contract owners of the Advisor’s Edge Select Variable Annuity at December 31, 2006, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

March 15, 2007

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets & Liabilities

December 31, 2006

	Federated American Leaders Subaccount	Federated Capital Income Subaccount	Federated Prime Money Subaccount	Federated High Income Bond Subaccount
Assets
Investment in securities:
Number of shares	116,458.914	8,466.494	3,794,647.060	303,391.467

Cost	$2,132,798	$76,030	$3,794,647	$2,290,797

Investments in mutual funds, at net asset value	$2,509,690	$82,379	$3,794,647	$2,381,623
Receivable for units sold	14	—	991	—

Total assets	2,509,704	82,379	3,795,638	2,381,623

Liabilities
Payable for units redeemed	—	10	—	2

	$2,509,704	$82,369	$3,795,638	$2,381,621

Net Assets:
Deferred annuity contracts terminable by owners	$2,509,704	$82,369	$3,795,638	$2,381,621

Total net assets	$2,509,704	$82,369	$3,795,638	$2,381,621

Accumulation units outstanding:
M&E - 1.45%	594,543	37,995	1,853,381	899,219

M&E - 1.50%	1,154,857	46,013	1,613,197	565,488

M&E - 1.60%	146,097	—	44,986	223,089

Accumulation unit value:
M&E - 1.45%	$1.213355	$1.046986	$1.035665	$1.430249

M&E - 1.50%	$1.396265	$0.925577	$1.134359	$1.377623

M&E - 1.60%	$1.203484	$1.038473	$1.027234	$1.418647

See accompanying notes.

3

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets & Liabilities

December 31, 2006

	Federated Fund for U.S. Government Securities II Subaccount	Wanger U.S. Smaller Companies Subaccount	Wanger International Small Cap Subaccount	Gartmore GVIT Developing Markets Subaccount
Assets
Investment in securities:
Number of shares	230,727.163	68,512.476	71,144.010	108,944.666

Cost	$2,546,607	$1,938,344	$1,860,340	$1,696,254

Investments in mutual funds, at net asset value	$2,616,446	$2,491,114	$2,971,685	$1,708,252
Receivable for units sold	4	30	—	—

Total assets	2,616,450	2,491,144	2,971,685	1,708,252

Liabilities
Payable for units redeemed	—	—	31	21

	$2,616,450	$2,491,144	$2,971,654	$1,708,231

Net Assets:
Deferred annuity contracts terminable by owners	$2,616,450	$2,491,144	$2,971,654	$1,708,231

Total net assets	$2,616,450	$2,491,144	$2,971,654	$1,708,231

Accumulation units outstanding:
M&E - 1.45%	309,314	835,303	95,586	338,938

M&E - 1.50%	1,714,776	451,330	674,658	210,394

M&E - 1.60%	24,224	125,238	126,171	42,265

Accumulation unit value:
M&E - 1.45%	$1.175893	$1.588907	$2.200552	$2.751242

M&E - 1.50%	$1.297240	$2.141575	$3.684712	$3.138860

M&E - 1.60%	$1.166337	$1.575942	$2.182688	$2.728811

See accompanying notes.

4

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets & Liabilities

December 31, 2006

	WFAVT Small/ MidCap Value Subaccount	Columbia Small Company Growth Subaccount	Credit Suisse- International Focus Subaccount	Credit Suisse- Small Cap Core I Portfolio Subaccount
Assets
Investment in securities:
Number of shares	126,297.237	19,908.550	24,184.217	120,296.150

Cost	$1,336,929	$214,802	$242,479	$1,371,381

Investments in mutual funds, at net asset value	$1,675,964	$254,431	$332,291	$1,876,620
Receivable for units sold	1	5	2	30

Total assets	1,675,965	254,436	332,293	1,876,650

Liabilities
Payable for units redeemed	—	—	—	—

	$1,675,965	$254,436	$332,293	$1,876,650

Net Assets:
Deferred annuity contracts terminable by owners	$1,675,965	$254,436	$332,293	$1,876,650

Total net assets	$1,675,965	$254,436	$332,293	$1,876,650

Accumulation units outstanding:
M&E - 1.45%	99,755	43,038	31,064	52,561

M&E - 1.50%	665,523	7,219	185,483	1,249,736

M&E - 1.60%	164,910	150,948	12,959	133,308

Accumulation unit value:
M&E - 1.45%	$1.510849	$1.255402	$1.476465	$1.069374

M&E - 1.50%	$1.920476	$1.724030	$1.441915	$1.343518

M&E - 1.60%	$1.498571	$1.245199	$1.464448	$1.060697

See accompanying notes.

5

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets & Liabilities

December 31, 2006

	Asset Allocation- Growth Subaccount	MFS International Equity Subaccount	Clarion Global Real Estate Securities Subaccount	Asset Allocation- Conservative Subaccount
Assets
Investment in securities:
Number of shares	12,156.395	50,226.847	36,070.496	95,569.931

Cost	$153,305	$417,241	$619,555	$1,095,138

Investments in mutual funds, at net asset value	$165,692	$503,775	$885,170	$1,102,877
Receivable for units sold	—	—	—	1

Total assets	165,692	503,775	885,170	1,102,878

Liabilities
Payable for units redeemed	1	—	23	—

	$165,691	$503,775	$885,147	$1,102,878

Net Assets:
Deferred annuity contracts terminable by owners	$165,691	$503,775	$885,147	$1,102,878

Total net assets	$165,691	$503,775	$885,147	$1,102,878

Accumulation units outstanding:
M&E - 1.45%	103,046	193,976	170,884	799,985

M&E - 1.50%	2,935	1,043	103,450	21,069

M&E - 1.60%	6,539	145,017	9,913	18,310

Accumulation unit value:
M&E - 1.45%	$1.473222	$1.485919	$2.894074	$1.314219

M&E - 1.50%	$1.469855	$1.482452	$3.500631	$1.311160

M&E - 1.60%	$1.463112	$1.475665	$2.870526	$1.305179

See accompanying notes.

6

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets & Liabilities

December 31, 2006

	Transamerica Small/Mid Cap Value Subaccount	T.Rowe Price Small Cap Subaccount	Templeton Transamerica Global Subaccount	Transamerica Science and Technology Subaccount
Assets
Investment in securities:
Number of shares	88,985.122	7,920.144	57,066.275	0.994

Cost	$1,071,052	$81,983	$921,047	$4

Investments in mutual funds, at net asset value	$1,742,329	$82,053	$1,258,312	$4
Receivable for units sold	20	—	2	—

Total assets	1,742,349	82,053	1,258,314	4

Liabilities
Payable for units redeemed	—	2	—	4

	$1,742,349	$82,051	$1,258,314	$—

Net Assets:
Deferred annuity contracts terminable by owners	$1,742,349	$82,051	$1,258,314	$—

Total net assets	$1,742,349	$82,051	$1,258,314	$—

Accumulation units outstanding:
M&E - 1.45%	73,232	86,466	6,232	—

M&E - 1.50%	420,701	—	783,625	—

M&E - 1.60%	77,822	—	15,937	—

Accumulation unit value:
M&E - 1.45%	$1.717342	$0.948942	$1.565172	$1.459573

M&E - 1.50%	$3.527500	$0.948633	$1.561692	$1.456331

M&E - 1.60%	$1.703392	$0.948016	$1.554773	$1.449916

See accompanying notes.

7

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets & Liabilities

December 31, 2006

	J.P. Morgan Enhanced Index Subaccount	Asset Allocation- Moderate Subaccount	Asset Allocation- Moderate Growth Subaccount	PIMCO Total Return Subaccount
Assets
Investment in securities:
Number of shares	114,353.405	172,501.820	87,749.733	214,967.349

Cost	$1,326,240	$2,053,050	$1,030,400	$2,357,617

Investments in mutual funds, at net asset value	$1,869,678	$2,183,873	$1,203,926	$2,360,341
Receivable for units sold	14	1	4	6

Total assets	1,869,692	2,183,874	1,203,930	2,360,347

Liabilities
Payable for units redeemed	—	—	—	—

	$1,869,692	$2,183,874	$1,203,930	$2,360,347

Net Assets:
Deferred annuity contracts terminable by owners	$1,869,692	$2,183,874	$1,203,930	$2,360,347

Total net assets	$1,869,692	$2,183,874	$1,203,930	$2,360,347

Accumulation units outstanding:
M&E - 1.45%	258,299	1,519,104	777,485	1,969,635

M&E - 1.50%	1,252,112	40,307	55,728	37,201

M&E - 1.60%	43,691	40,160	7,666	26,813

Accumulation unit value:
M&E - 1.45%	$1.126220	$1.365602	$1.432059	$1.160800

M&E - 1.50%	$1.221924	$1.362474	$1.428769	$1.158142

M&E - 1.60%	$1.117048	$1.356216	$1.422241	$1.152824

See accompanying notes.

8

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets & Liabilities

December 31, 2006

	Legg Mason Partners All Cap Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica Value Balanced Subaccount
Assets
Investment in securities:
Number of shares	7,054.155	230,189.110	24,142.493	63,661.120

Cost	$79,196	$5,143,222	$332,435	$831,133

Investments in mutual funds, at net asset value	$103,908	$5,973,407	$386,038	$883,617
Receivable for units sold	2	20	3	4

Total assets	103,910	5,973,427	386,041	883,621

Liabilities
Payable for units redeemed	—	—	—	—

	$103,910	$5,973,427	$386,041	$883,621

Net Assets:
Deferred annuity contracts terminable by owners	$103,910	$5,973,427	$386,041	$883,621

Total net assets	$103,910	$5,973,427	$386,041	$883,621

Accumulation units outstanding:
M&E - 1.45%	51,620	2,091,259	173,707	387,092

M&E - 1.50%	25,476	2,004,162	130	207,917

M&E - 1.60%	7,003	405,060	54,208	56,417

Accumulation unit value:
M&E - 1.45%	$1.237419	$1.329869	$1.696110	$1.358241

M&E - 1.50%	$1.234065	$1.326262	$1.691505	$1.355135

M&E - 1.60%	$1.227346	$1.319019	$1.682307	$1.348897

See accompanying notes.

9

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets & Liabilities

December 31, 2006

	Van Kampen Active International Allocation Subaccount	Van Kampen Mid- Cap Growth Subaccount	Capital Guardian Global Subaccount	Capital Guardian Value Subaccount
Assets
Investment in securities:
Number of shares	251,684.792	5,660.463	13,680.607	115,402.377

Cost	$2,680,443	$89,342	$164,163	$2,293,157

Investments in mutual funds, at net asset value	$3,848,260	$119,323	$139,953	$2,452,301
Receivable for units sold	—	—	1	16

Total assets	3,848,260	119,323	139,954	2,452,317

Liabilities
Payable for units redeemed	12	—	—	—

	$3,848,248	$119,323	$139,954	$2,452,317

Net Assets:
Deferred annuity contracts terminable by owners	$3,848,248	$119,323	$139,954	$2,452,317

Total net assets	$3,848,248	$119,323	$139,954	$2,452,317

Accumulation units outstanding:
M&E - 1.45%	1,396,486	65,597	29,718	1,619,948

M&E - 1.50%	891,661	39,915	47,539	48,401

M&E - 1.60%	259,086	30,578	27,840	104,773

Accumulation unit value:
M&E - 1.45%	$1.536450	$0.879107	$1.333838	$1.383420

M&E - 1.50%	$1.466684	$0.876700	$1.332096	$1.381607

M&E - 1.60%	$1.523944	$0.871949	$1.328611	$1.378001

See accompanying notes.

10

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets & Liabilities

December 31, 2006

	AllianceBernstein Growth Subaccount	AllianceBernstein Global Technology Subaccount	AllianceBernstein Large Cap Growth Subaccount	Dreyfus IP-Core Bond Subaccount
Assets
Investment in securities:
Number of shares	9,814.297	2,913.145	1,195.857	10,468.757

Cost	$171,486	$33,796	$26,613	$134,935

Investments in mutual funds, at net asset value	$195,305	$49,349	$31,535	$133,895
Receivable for units sold	—	—	—	—

Total assets	195,305	49,349	31,535	133,895

Liabilities
Payable for units redeemed	3	—	—	—

	$195,302	$49,349	$31,535	$133,895

Net Assets:
Deferred annuity contracts terminable by owners	$195,302	$49,349	$31,535	$133,895

Total net assets	$195,302	$49,349	$31,535	$133,895

Accumulation units outstanding:
M&E - 1.45%	187,460	31,061	9,793	77,164

M&E - 1.50%	772	60	—	22,550

M&E - 1.60%	—	27,819	24,859	12,227

Accumulation unit value:
M&E - 1.45%	$1.037572	$0.840508	$0.915406	$1.197846

M&E - 1.50%	$1.034758	$0.838237	$0.912916	$1.194590

M&E - 1.60%	$1.029129	$0.833665	$0.907953	$1.188076

See accompanying notes.

11

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets & Liabilities

December 31, 2006

	The Dreyfus Socially Responsible Growth Fund, Inc. Subaccount	Dreyfus VIF- Appreciation Subaccount	Seligman Global Technology Subaccount	Seligman Communications and Information Subaccount
Assets
Investment in securities:
Number of shares	415.645	3,120.083	1,955.912	3,530.456

Cost	$10,095	$113,143	$22,005	$43,018

Investments in mutual funds, at net asset value	$11,730	$132,042	$30,962	$59,100
Receivable for units sold	—	1	—	—

Total assets	11,730	132,043	30,962	59,100

Liabilities
Payable for units redeemed	1	—	—	—

	$11,729	$132,043	$30,962	$59,100

Net Assets:
Deferred annuity contracts terminable by owners	$11,729	$132,043	$30,962	$59,100

Total net assets	$11,729	$132,043	$30,962	$59,100

Accumulation units outstanding:
M&E - 1.45%	13,117	75,166	6,577	8,912

M&E - 1.50%	—	412	—	54

M&E - 1.60%	—	41,476	23,663	39,535

Accumulation unit value:
M&E - 1.45%	$0.894214	$1.131328	$1.030456	$1.226661

M&E - 1.50%	$0.891775	$1.128235	$1.027642	$1.223302

M&E - 1.60%	$0.886952	$1.122111	$1.022041	$1.216681

See accompanying notes.

12

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets & Liabilities

December 31, 2006

	Seligman Capital Subaccount	Equity Index Subaccount	Mid-Cap Index Subaccount	REIT Index Subaccount
Assets
Investment in securities:
Number of shares	2,767.681	233,263.587	127,532.300	91,895.343

Cost	$30,682	$6,212,548	$1,869,553	$1,878,083

Investments in mutual funds, at net asset value	$39,855	$6,918,598	$2,531,516	$2,295,546
Receivable for units sold	—	34	21	—

Total assets	39,855	6,918,632	2,531,537	2,295,546

Liabilities
Payable for units redeemed	5	—	—	8

	$39,850	$6,918,632	$2,531,537	$2,295,538

Net Assets:
Deferred annuity contracts terminable by owners	$39,850	$6,918,632	$2,531,537	$2,295,538

Total net assets	$39,850	$6,918,632	$2,531,537	$2,295,538

Accumulation units outstanding:
M&E - 1.45%	16,193	3,924,169	1,163,317	753,540

M&E - 1.50%	—	108,287	40,644	9,301

M&E - 1.60%	22,447	1,204,048	416,136	212,463

Accumulation unit value:
M&E - 1.45%	$1.036234	$1.323386	$1.565432	$2.357239

M&E - 1.50%	$1.033375	$1.320331	$1.561850	$2.351847

M&E - 1.60%	$1.027780	$1.314289	$1.554692	$2.341063

See accompanying notes.

13

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets & Liabilities

December 31, 2006

	Short-Term Investment Grade Subaccount	Total Bond Market Index Subaccount	Fidelity-VIP Mid Cap Subaccount	Fidelity-VIP Value Strategies Subaccount
Assets
Investment in securities:
Number of shares	548,858.361	145,749.055	28,823.844	73,039.371

Cost	$5,719,862	$1,635,030	$808,133	$914,825

Investments in mutual funds, at net asset value	$5,828,876	$1,635,304	$1,002,205	$983,840
Receivable for units sold	6	4	9	7

Total assets	5,828,882	1,635,308	1,002,214	983,847

Liabilities
Payable for units redeemed	—	—	—	—

	$5,828,882	$1,635,308	$1,002,214	$983,847

Net Assets:
Deferred annuity contracts terminable by owners	$5,828,882	$1,635,308	$1,002,214	$983,847

Total net assets	$5,828,882	$1,635,308	$1,002,214	$983,847

Accumulation units outstanding:
M&E - 1.45%	4,838,809	1,125,094	588,024	731,834

M&E - 1.50%	107,254	33,118	11,875	9,527

M&E - 1.60%	292,658	260,344	36,342	15,868

Accumulation unit value:
M&E - 1.45%	$1.113133	$1.154309	$1.575602	$1.299401

M&E - 1.50%	$1.110591	$1.151693	$1.573556	$1.297684

M&E - 1.60%	$1.105485	$1.146405	$1.569426	$1.294293

See accompanying notes.

14

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets & Liabilities

December 31, 2006

	Fidelity-VIP Contrafund Subaccount	VA Global Bond Subaccount	VA Small Value Subaccount	VA Large Value Subaccount
Assets
Investment in securities:
Number of shares	9,427.751	288,856.164	164,485.342	142,519.707

Cost	$311,511	$2,973,289	$2,587,904	$2,453,663

Investments in mutual funds, at net asset value	$296,691	$3,015,658	$2,496,887	$2,546,827
Receivable for units sold	—	2	2	—

Total assets	296,691	3,015,660	2,496,889	2,546,827

Liabilities
Payable for units redeemed	5	—	—	1

	$296,686	$3,015,660	$2,496,889	$2,546,826

Net Assets:
Deferred annuity contracts terminable by owners	$296,686	$3,015,660	$2,496,889	$2,546,826

Total net assets	$296,686	$3,015,660	$2,496,889	$2,546,826

Accumulation units outstanding:
M&E - 1.45%	279,643	2,947,675	1,822,886	1,960,305

M&E - 1.50%	8,260	—	—	—

M&E - 1.60%	—	—	—	—

Accumulation unit value:
M&E - 1.45%	$1.030515	$1.023064	$1.369745	$1.299199

M&E - 1.50%	$1.030174	N/A	N/A	N/A

M&E - 1.60%	$1.029509	N/A	N/A	N/A

See accompanying notes.

15

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets & Liabilities

December 31, 2006

	VA Short-Term Fixed Subaccount	VA International Value Subaccount	VA International Small Subaccount
Assets
Investment in securities:
Number of shares	298,836.518	102,003.197	137,469.022

Cost	$3,045,789	$1,798,270	$1,837,518

Investments in mutual funds, at net asset value	$3,018,249	$1,979,882	$1,924,566
Receivable for units sold	1	—	—

Total assets	3,018,250	1,979,882	1,924,566

Liabilities
Payable for units redeemed	—	3	3

	$3,018,250	$1,979,879	$1,924,563

Net Assets:
Deferred annuity contracts terminable by owners	$3,018,250	$1,979,879	$1,924,563

Total net assets	$3,018,250	$1,979,879	$1,924,563

Accumulation units outstanding:
M&E - 1.45%	2,908,506	1,282,415	1,323,838

M&E - 1.50%	—	—	—

M&E - 1.60%	—	—	—

Accumulation unit value:
M&E - 1.45%	$1.037732	$1.543868	$1.453775

M&E - 1.50%	N/A	N/A	N/A

M&E - 1.60%	N/A	N/A	N/A

See accompanying notes.

16

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statement of Operations

Year Ended December 31, 2006, Except as Noted

	Federated American Leaders Subaccount	Federated Capital Income Subaccount	Federated Prime Money Subaccount	Federated High Income Bond Subaccount
Net investment income (loss)
Income:
Dividends	$37,980	$5,180	$164,968	$269,806
Expenses:
Administrative, mortality and expense risk charge	36,097	1,187	54,282	38,685

Net investment income (loss)	1,883	3,993	110,686	231,121
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	314,270	—	—	—
Proceeds from sales	505,214	44,897	2,054,699	1,596,771
Cost of investments sold	379,799	38,615	2,054,699	1,580,081

Net realized capital gains (losses) on investments	439,685	6,282	—	16,690
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	480,509	6,573	—	107,425
End of period	376,892	6,349	—	90,826

Net change in unrealized appreciation/depreciation of investments	(103,617)	(224)	—	(16,599)

Net realized and unrealized capital gains (losses) on investments	336,068	6,058	—	91

Increase (decrease) in net assets from operations	$337,951	$10,051	$110,686	$231,212

See accompanying notes.

17

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statement of Operations

Year Ended December 31, 2006, Except as Noted

	Federated Fund for U.S. Government Securities II Subaccount	Wanger U.S. Smaller Companies Subaccount	Wanger International Small Cap Subaccount	Gartmore GVIT Developing Markets Subaccount
Net investment income (loss)
Income:
Dividends	$89,610	$6,709	$13,851	$6,448
Expenses:
Administrative, mortality and expense risk charge	36,249	39,694	36,356	16,031

Net investment income (loss)	53,361	(32,985)	(22,505)	(9,583)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	94,643	—	131,934
Proceeds from sales	1,114,899	1,017,345	758,598	399,917
Cost of investments sold	1,184,067	526,212	293,342	260,430

Net realized capital gains (losses) on investments	(69,168)	585,776	465,256	271,421
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(21,414)	924,606	814,940	79,667
End of period	69,839	552,770	1,111,345	11,998

Net change in unrealized appreciation/depreciation of investments	91,253	(371,836)	296,405	(67,669)

Net realized and unrealized capital gains (losses) on investments	22,085	213,940	761,661	203,752

Increase (decrease) in net assets from operations	$75,446	$180,955	$739,156	$194,169

See accompanying notes.

18

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statement of Operations

Year Ended December 31, 2006, Except as Noted

	WFAVT Small/MidCap Value Subaccount	Columbia Small Company Growth Subaccount	Credit Suisse- International Focus Subaccount	Credit Suisse- Small Cap Core I Portfolio Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$2,934	$—
Expenses:
Administrative, mortality and expense risk charge	27,232	5,229	5,112	28,522

Net investment income (loss)	(27,232)	(5,229)	(2,178)	(28,522)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	289,414	—	—	—
Proceeds from sales	458,874	189,396	150,912	156,093
Cost of investments sold	260,405	130,362	99,029	105,461

Net realized capital gains (losses) on investments	487,883	59,034	51,883	50,632
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	572,932	63,064	81,098	460,623
End of period	339,035	39,629	89,812	505,239

Net change in unrealized appreciation/depreciation of investments	(233,897)	(23,435)	8,714	44,616

Net realized and unrealized capital gains (losses) on investments	253,986	35,599	60,597	95,248

Increase (decrease) in net assets from operations	$226,754	$30,370	$58,419	$66,726

See accompanying notes.

19

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statement of Operations

Year Ended December 31, 2006, Except as Noted

	Asset Allocation- Growth Subaccount	MFS International Equity Subaccount	Clarion Global Real Estate Securities Subaccount	Asset Allocation- Conservative Subaccount
Net investment income (loss)
Income:
Dividends	$1,386	$4,590	$15,128	$38,484
Expenses:
Administrative, mortality and expense risk charge	2,755	5,277	15,618	17,072

Net investment income (loss)	(1,369)	(687)	(490)	21,412
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	10,549	17,651	123,139	54,252
Proceeds from sales	135,267	58,433	707,928	193,902
Cost of investments sold	113,677	41,016	358,387	194,670

Net realized capital gains (losses) on investments	32,139	35,068	472,680	53,484
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	11,875	53,144	377,384	(5,811)
End of period	12,387	86,534	265,615	7,739

Net change in unrealized appreciation/depreciation of investments	512	33,390	(111,769)	13,550

Net realized and unrealized capital gains (losses) on investments	32,651	68,458	360,911	67,034

Increase (decrease) in net assets from operations	$31,282	$67,771	$360,421	$88,446

See accompanying notes.

20

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statement of Operations

Year Ended December 31, 2006, Except as Noted

	Transamerica Small/Mid Cap Value Subaccount	T.Rowe Price Small Cap Subaccount	Templeton Transamerica Global Subaccount	Transamerica Science and Technology Subaccount
Net investment income (loss)
Income:
Dividends	$15,819	$—	$15,671	$—
Expenses:
Administrative, mortality and expense risk charge	27,684	469	17,874	27

Net investment income (loss)	(11,865)	(469)	(2,203)	(27)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	148,535	1	—	—
Proceeds from sales	849,980	131,704	112,476	19,855
Cost of investments sold	309,452	129,156	95,145	16,622

Net realized capital gains (losses) on investments	689,063	2,549	17,331	3,233
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,051,383	—	163,087	2,404
End of period	671,277	70	337,265	—

Net change in unrealized appreciation/depreciation of investments	(380,106)	70	174,178	(2,404)

Net realized and unrealized capital gains (losses) on investments	308,957	2,619	191,509	829

Increase (decrease) in net assets from operations	$297,092	$2,150	$189,306	$802

See accompanying notes.

21

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statement of Operations

Year Ended December 31, 2006, Except as Noted

	J.P. Morgan Enhanced Index Subaccount	Asset Allocation- Moderate Subaccount	Asset Allocation- Moderate Growth Subaccount	PIMCO Total Return Subaccount
Net investment income (loss)
Income:
Dividends	$19,783	$54,786	$18,075	$81,530
Expenses:
Administrative, mortality and expense risk charge	27,535	29,867	16,111	37,250

Net investment income (loss)	(7,752)	24,919	1,964	44,280
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	95,476	46,680	—
Proceeds from sales	463,777	275,354	64,382	883,694
Cost of investments sold	319,382	241,024	52,480	878,786

Net realized capital gains (losses) on investments	144,395	129,806	58,582	4,908
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	442,619	93,337	101,661	(15,132)
End of period	543,438	130,823	173,526	2,724

Net change in unrealized appreciation/depreciation of investments	100,819	37,486	71,865	17,856

Net realized and unrealized capital gains (losses) on investments	245,214	167,292	130,447	22,764

Increase (decrease) in net assets from operations	$237,462	$192,211	$132,411	$67,044

See accompanying notes.

22

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statement of Operations

Year Ended December 31, 2006, Except as Noted

	Legg Mason Partners All Cap Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica Value Balanced Subaccount
Net investment income (loss)
Income:
Dividends	$1,002	$—	$860	$23,090
Expenses:
Administrative, mortality and expense risk charge	1,465	62,706	5,752	14,619

Net investment income (loss)	(463)	(62,706)	(4,892)	8,471
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	13,993	—	9,775	35,006
Proceeds from sales	13,190	1,662,622	71,644	379,620
Cost of investments sold	8,472	1,286,270	56,982	354,504

Net realized capital gains (losses) on investments	18,711	376,352	24,437	60,122
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	27,302	861,757	56,105	1,060
End of period	24,712	830,185	53,603	52,484

Net change in unrealized appreciation/depreciation of investments	(2,590)	(31,572)	(2,502)	51,424

Net realized and unrealized capital gains (losses) on investments	16,121	344,780	21,935	111,546

Increase (decrease) in net assets from operations	$15,658	$282,074	$17,043	$120,017

See accompanying notes.

23

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statement of Operations

Year Ended December 31, 2006, Except as Noted

	Van Kampen Active International Allocation Subaccount	Van Kampen Mid-Cap Growth Subaccount	Capital Guardian Global Subaccount	Capital Guardian Value Subaccount
Net investment income (loss)
Income:
Dividends	$11,461	$—	$3,222	$32,869
Expenses:
Administrative, mortality and expense risk charge	51,606	1,735	1,487	32,842

Net investment income (loss)	(40,145)	(1,735)	1,735	27
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	41,504	206,367
Proceeds from sales	717,899	15,624	2,492	646,447
Cost of investments sold	435,716	12,699	2,471	577,958

Net realized capital gains (losses) on investments	282,183	2,925	41,525	274,856
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	685,461	22,327	5,049	103,690
End of period	1,167,817	29,981	(24,210)	159,144

Net change in unrealized appreciation/depreciation of investments	482,356	7,654	(29,259)	55,454

Net realized and unrealized capital gains (losses) on investments	764,539	10,579	12,266	330,310

Increase (decrease) in net assets from operations	$724,394	$8,844	$14,001	$330,337

See accompanying notes.

24

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statement of Operations

Year Ended December 31, 2006, Except as Noted

	AllianceBernstein Growth Subaccount	AllianceBernstein Global Technology Subaccount	AllianceBernstein Large Cap Growth Subaccount	Dreyfus IP-Core Bond Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$8,715
Expenses:
Administrative, mortality and expense risk charge	3,066	860	663	2,585

Net investment income (loss)	(3,066)	(860)	(663)	6,130
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	49,974	16,300	18,731	91,174
Cost of investments sold	44,818	13,632	16,179	94,149

Net realized capital gains (losses) on investments	5,156	2,668	2,552	(2,975)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	32,423	13,911	9,034	(3,491)
End of period	23,819	15,553	4,922	(1,040)

Net change in unrealized appreciation/depreciation of investments	(8,604)	1,642	(4,112)	2,451

Net realized and unrealized capital gains (losses) on investments	(3,448)	4,310	(1,560)	(524)

Increase (decrease) in net assets from operations	$(6,514)	$3,450	$(2,223)	$5,606

See accompanying notes.

25

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statement of Operations

Year Ended December 31, 2006, Except as Noted

	The Dreyfus Socially Responsible Growth Fund, Inc. Subaccount	Dreyfus VIF- Appreciation Subaccount	Seligman Global Technology Subaccount	Seligman Communications and Information Subaccount
Net investment income (loss)
Income:
Dividends	$—	$2,369	$—	$—
Expenses:
Administrative, mortality and expense risk charge	158	2,476	471	1,062

Net investment income (loss)	(158)	(107)	(471)	(1,062)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	160	85,236	5,847	46,743
Cost of investments sold	132	77,716	5,141	32,122

Net realized capital gains (losses) on investments	28	7,520	706	14,621
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	707	4,458	4,575	16,698
End of period	1,635	18,899	8,957	16,082

Net change in unrealized appreciation/depreciation of investments	928	14,441	4,382	(616)

Net realized and unrealized capital gains (losses) on investments	956	21,961	5,088	14,005

Increase (decrease) in net assets from operations	$798	$21,854	$4,617	$12,943

See accompanying notes.

26

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statement of Operations

Year Ended December 31, 2006, Except as Noted

	Seligman Capital Subaccount	Equity Index Subaccount	Mid-Cap Index Subaccount	REIT Index Subaccount
Net investment income (loss)
Income:
Dividends	$—	$89,408	$29,435	$31,536
Expenses:
Administrative, mortality and expense risk charge	618	84,291	39,282	24,756

Net investment income (loss)	(618)	5,117	(9,847)	6,780
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	346,456	113,325	99,864
Proceeds from sales	6,048	793,399	805,820	267,530
Cost of investments sold	4,791	619,520	427,606	216,234

Net realized capital gains (losses) on investments	1,257	520,335	491,539	151,160
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	8,035	436,950	825,827	105,916
End of period	9,173	706,050	661,963	417,463

Net change in unrealized appreciation/depreciation of investments	1,138	269,100	(163,864)	311,547

Net realized and unrealized capital gains (losses) on investments	2,395	789,435	327,675	462,707

Increase (decrease) in net assets from operations	$1,777	$794,552	$317,828	$469,487

See accompanying notes.

27

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statement of Operations

Year Ended December 31, 2006, Except as Noted

	Short-Term Investment Grade Subaccount	Total Bond Market Index Subaccount	Fidelity-VIP Mid Cap Subaccount	Fidelity-VIP Value Strategies Subaccount
Net investment income (loss)
Income:
Dividends	$177,737	$64,106	$4,225	$5,651
Expenses:
Administrative, mortality and expense risk charge	78,923	23,509	14,986	13,308

Net investment income (loss)	98,814	40,597	(10,761)	(7,657)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	143,057	164,154
Proceeds from sales	790,618	221,952	455,817	224,256
Cost of investments sold	810,071	229,417	318,917	221,079

Net realized capital gains (losses) on investments	(19,453)	(7,465)	279,957	167,331
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(3,975)	(11,358)	315,774	93,295
End of period	109,014	274	194,072	69,015

Net change in unrealized appreciation/depreciation of investments	112,989	11,632	(121,702)	(24,280)

Net realized and unrealized capital gains (losses) on investments	93,536	4,167	158,255	143,051

Increase (decrease) in net assets from operations	$192,350	$44,764	$147,494	$135,394

See accompanying notes.

28

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statement of Operations

Year Ended December 31, 2006, Except as Noted

	Fidelity-VIP Contrafund Subaccount (1)	VA Global Bond Subaccount	VA Small Value Subaccount	VA Large Value Subaccount
Net investment income (loss)
Income:
Dividends	$2,208	$9,726	$19,239	$28,677
Expenses:
Administrative, mortality and expense risk charge	923	25,956	21,800	22,127

Net investment income (loss)	1,285	(16,230)	(2,561)	6,550
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	20,792	—	297,922	149,844
Proceeds from sales	31,914	91,853	93,249	92,018
Cost of investments sold	29,172	94,784	96,032	86,354

Net realized capital gains (losses) on investments	23,534	(2,931)	295,139	155,508
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	(28,200)	(42,994)	(13,852)
End of period	(14,820)	42,369	(91,017)	93,164

Net change in unrealized appreciation/depreciation of investments	(14,820)	70,569	(48,023)	107,016

Net realized and unrealized capital gains (losses) on investments	8,714	67,638	247,116	262,524

Increase (decrease) in net assets from operations	$9,999	$51,408	$244,555	$269,074

See accompanying notes.

29

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statement of Operations

Year Ended December 31, 2006, Except as Noted

	VA Short-Term Fixed Subaccount	VA International Value Subaccount	VA International Small Subaccount
Net investment income (loss)
Income:
Dividends	$100,702	$51,400	$34,777
Expenses:
Administrative, mortality and expense risk charge	26,088	17,142	16,645

Net investment income (loss)	74,614	34,258	18,132
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	108,706	121,286
Proceeds from sales	163,558	112,746	91,391
Cost of investments sold	162,863	92,890	83,218

Net realized capital gains (losses) on investments	695	128,562	129,459
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(12,813)	(2,714)	(11,659)
End of period	(27,540)	181,612	87,048

Net change in unrealized appreciation/depreciation of investments	(14,727)	184,326	98,707

Net realized and unrealized capital gains (losses) on investments	(14,032)	312,888	228,166

Increase (decrease) in net assets from operations	$60,582	$347,146	$246,298

See accompanying notes.

30

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Federated American Leaders Subaccount		Federated Capital Income Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$1,883	$5,457	$3,993	$1,869
Net realized capital gains (losses) on investments	439,685	360,465	6,282	2,714
Net change in unrealized appreciation/ depreciation of investments	(103,617)	(278,444)	(224)	(1,638)

Increase (decrease) in net assets from operations	337,951	87,478	10,051	2,945
Contract transactions
Net contract purchase payments	28,186	42,770	—	100
Transfer payments from (to) other subaccounts or general account	(152,877)	(462,789)	(237)	32,264
Contract terminations, withdrawals, and other deductions	(250,680)	(533,372)	(14,353)	(15,585)
Contract maintenance charges	(1,866)	(1,730)	(58)	(6)

Increase (decrease) in net assets from contract transactions	(377,237)	(955,121)	(14,648)	16,773

Net increase (decrease) in net assets	(39,286)	(867,643)	(4,597)	19,718
Net assets:
Beginning of the period	2,548,990	3,416,633	86,966	67,248

End of the period	$2,509,704	$2,548,990	$82,369	$86,966

See accompanying notes.

31

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Federated Prime Money Subaccount		Federated High Income Bond Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$110,686	$43,647	$231,121	$214,095
Net realized capital gains (losses) on investments	—	—	16,690	19,295
Net change in unrealized appreciation/ depreciation of investments	—	—	(16,599)	(196,023)

Increase (decrease) in net assets from operations	110,686	43,647	231,212	37,367
Contract transactions
Net contract purchase payments	200,938	236,695	36,827	28,000
Transfer payments from (to) other subaccounts or general account	1,365,713	(280,939)	(848,321)	6,802
Contract terminations, withdrawals, and other deductions	(1,205,819)	(771,114)	(193,204)	(181,661)
Contract maintenance charges	(1,191)	(1,759)	(1,582)	(1,797)

Increase (decrease) in net assets from contract transactions	359,641	(817,117)	(1,006,280)	(148,656)

Net increase (decrease) in net assets	470,327	(773,470)	(775,068)	(111,289)
Net assets:
Beginning of the period	3,325,311	4,098,781	3,156,689	3,267,978

End of the period	$3,795,638	$3,325,311	$2,381,621	$3,156,689

See accompanying notes.

32

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Federated Fund for U.S. Government Securities II Subaccount		Wanger U.S. Smaller Companies Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$53,361	$78,266	$(32,985)	$(44,393)
Net realized capital gains (losses) on investments	(69,168)	(29,906)	585,776	505,325
Net change in unrealized appreciation/ depreciation of investments	91,253	(36,010)	(371,836)	(188,460)

Increase (decrease) in net assets from operations	75,446	12,350	180,955	272,472
Contract transactions
Net contract purchase payments	19,132	—	82,294	34,814
Transfer payments from (to) other subaccounts or general account	800,580	27,507	(526,429)	(246,847)
Contract terminations, withdrawals, and other deductions	(495,593)	(891,427)	(181,792)	(532,456)
Contract maintenance charges	(305)	(388)	(1,209)	(1,117)

Increase (decrease) in net assets from contract transactions	323,814	(864,308)	(627,136)	(745,606)

Net increase (decrease) in net assets	399,260	(851,958)	(446,181)	(473,134)
Net assets:
Beginning of the period	2,217,190	3,069,148	2,937,325	3,410,459

End of the period	$2,616,450	$2,217,190	$2,491,144	$2,937,325

See accompanying notes.

33

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Wanger International Small Cap Subaccount		Gartmore GVIT Developing Markets Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(22,505)	$(8,313)	$(9,583)	$(2,817)
Net realized capital gains (losses) on investments	465,256	396,999	271,421	60,931
Net change in unrealized appreciation/ depreciation of investments	296,405	(9,547)	(67,669)	28,677

Increase (decrease) in net assets from operations	739,156	379,139	194,169	86,791
Contract transactions
Net contract purchase payments	14,781	9,818	25,752	7,545
Transfer payments from (to) other subaccounts or general account	395,091	186,175	1,125,203	111,749
Contract terminations, withdrawals, and other deductions	(377,339)	(447,495)	(48,271)	(48,006)
Contract maintenance charges	(1,680)	(632)	(503)	(360)

Increase (decrease) in net assets from contract transactions	30,853	(252,134)	1,102,181	70,928

Net increase (decrease) in net assets	770,009	127,005	1,296,350	157,719
Net assets:
Beginning of the period	2,201,645	2,074,640	411,881	254,162

End of the period	$2,971,654	$2,201,645	$1,708,231	$411,881

See accompanying notes.

34

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	WFAVT Small/MidCap Value Subaccount		Columbia Small Company Growth Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(27,232)	$(19,022)	$(5,229)	$(4,749)
Net realized capital gains (losses) on investments	487,883	270,649	59,034	9,031
Net change in unrealized appreciation/depreciation of investments	(233,897)	(6,483)	(23,435)	(3,552)

Increase (decrease) in net assets from operations	226,754	245,144	30,370	730
Contract transactions
Net contract purchase payments	17,913	16,161	8,801	140
Transfer payments from (to) other subaccounts or general account	(214,490)	(167,666)	47,105	(10,445)
Contract terminations, withdrawals, and other deductions	(101,392)	(178,184)	(141,137)	(24,241)
Contract maintenance charges	(773)	(701)	(1,218)	(1,077)

Increase (decrease) in net assets from contract transactions	(298,742)	(330,390)	(86,449)	(35,623)

Net increase (decrease) in net assets	(71,988)	(85,246)	(56,079)	(34,893)
Net assets:
Beginning of the period	1,747,953	1,833,199	310,515	345,408

End of the period	$1,675,965	$1,747,953	$254,436	$310,515

See accompanying notes.

35

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Credit Suisse-International Focus Subaccount		Credit Suisse-Small Cap Core I Portfolio Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(2,178)	$(2,027)	$(28,522)	$(28,674)
Net realized capital gains (losses) on investments	51,883	39,047	50,632	51,326
Net change in unrealized appreciation/depreciation of investments	8,714	21,065	44,616	(108,662)

Increase (decrease) in net assets from operations	58,419	58,085	66,726	(86,010)
Contract transactions
Net contract purchase payments	4,457	3,459	17,305	9,266
Transfer payments from (to) other subaccounts or general account	10,797	34,725	(83,836)	9,957
Contract terminations, withdrawals, and other deductions	(131,775)	(55,814)	(41,572)	(53,172)
Contract maintenance charges	(158)	(170)	(689)	(832)

Increase (decrease) in net assets from contract transactions	(116,679)	(17,800)	(108,792)	(34,781)

Net increase (decrease) in net assets	(58,260)	40,285	(42,066)	(120,791)
Net assets:
Beginning of the period	390,553	350,268	1,918,716	2,039,507

End of the period	$332,293	$390,553	$1,876,650	$1,918,716

See accompanying notes.

36

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Asset Allocation-Growth Subaccount		MFS International Equity Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(1,369)	$(3,382)	$(687)	$(2,087)
Net realized capital gains (losses) on investments	32,139	66,178	35,068	32,158
Net change in unrealized appreciation/depreciation of investments	512	(39,657)	33,390	146

Increase (decrease) in net assets from operations	31,282	23,139	67,771	30,217
Contract transactions
Net contract purchase payments	14,477	36,263	15,567	9,019
Transfer payments from (to) other subaccounts or general account	(127,210)	(228,106)	176,960	25,134
Contract terminations, withdrawals, and other deductions	(4,226)	(55,563)	(52,037)	(25,985)
Contract maintenance charges	(237)	(326)	(467)	(352)

Increase (decrease) in net assets from contract transactions	(117,196)	(247,732)	140,023	7,816

Net increase (decrease) in net assets	(85,914)	(224,593)	207,794	38,033
Net assets:
Beginning of the period	251,605	476,198	295,981	257,948

End of the period	$165,691	$251,605	$503,775	$295,981

See accompanying notes.

37

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Clarion Global Real Estate Securities Subaccount		Asset Allocation-Conservative Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(490)	$1,180	$21,412	$14,175
Net realized capital gains (losses) on investments	472,680	183,241	53,484	84,323
Net change in unrealized appreciation/ depreciation of investments	(111,769)	(72,079)	13,550	(58,262)

Increase (decrease) in net assets from operations	360,421	112,342	88,446	40,236
Contract transactions
Net contract purchase payments	7,992	7,732	325	26,168
Transfer payments from (to) other subaccounts or general account	(408,764)	(76,315)	(273)	109,191
Contract terminations, withdrawals, and other deductions	(198,301)	(141,861)	(174,869)	(12,093)
Contract maintenance charges	(540)	(811)	(436)	(398)

Increase (decrease) in net assets from contract transactions	(599,613)	(211,255)	(175,253)	122,868

Net increase (decrease) in net assets	(239,192)	(98,913)	(86,807)	163,104
Net assets:
Beginning of the period	1,124,339	1,223,252	1,189,685	1,026,581

End of the period	$885,147	$1,124,339	$1,102,878	$1,189,685

See accompanying notes.

38

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Transamerica Small/Mid Cap Value Subaccount		T.Rowe Price Small Cap Subaccount
	2006	2005	2006 (1)
Operations
Net investment income (loss)	$(11,865)	$(22,260)	$(469)
Net realized capital gains (losses) on investments	689,063	401,550	2,549
Net change in unrealized appreciation/depreciation of investments	(380,106)	(153,103)	70

Increase (decrease) in net assets from operations	297,092	226,187	2,150
Contract transactions
Net contract purchase payments	13,029	21,573	2,650
Transfer payments from (to) other subaccounts or general account	(386,189)	(125,289)	89,922
Contract terminations, withdrawals, and other deductions	(163,909)	(362,202)	(12,669)
Contract maintenance charges	(90)	(41)	(2)

Increase (decrease) in net assets from contract transactions	(537,159)	(465,959)	79,901

Net increase (decrease) in net assets	(240,067)	(239,772)	82,051
Net assets:
Beginning of the period	1,982,416	2,222,188	—

End of the period	$1,742,349	$1,982,416	$82,051

See accompanying notes.

39

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Templeton Transamerica Global Subaccount		Transamerica Science and Technology Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(2,203)	$(5,067)	$(27)	$(181)
Net realized capital gains (losses) on investments	17,331	1,921	3,233	48
Net change in unrealized appreciation/depreciation of investments	174,178	64,713	(2,404)	250

Increase (decrease) in net assets from operations	189,306	61,567	802	117
Contract transactions
Net contract purchase payments	8,440	21,697	—	101
Transfer payments from (to) other subaccounts or general account	(51,893)	944	1	—
Contract terminations, withdrawals, and other deductions	(34,831)	(104,319)	(19,828)	(103)
Contract maintenance charges	(89)	(72)	—	—

Increase (decrease) in net assets from contract transactions	(78,373)	(81,750)	(19,827)	(2)

Net increase (decrease) in net assets	110,933	(20,183)	(19,025)	115
Net assets:
Beginning of the period	1,147,381	1,167,564	19,025	18,910

End of the period	$1,258,314	$1,147,381	$—	$19,025

See accompanying notes.

40

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	J.P. Morgan Enhanced Index Subaccount		Asset Allocation-Moderate Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(7,752)	$(4,287)	$24,919	$9,397
Net realized capital gains (losses) on investments	144,395	134,878	129,806	73,175
Net change in unrealized appreciation/depreciation of investments	100,819	(91,703)	37,486	49,942

Increase (decrease) in net assets from operations	237,462	38,888	192,211	132,514
Contract transactions
Net contract purchase payments	8,899	28,649	44,678	35,014
Transfer payments from (to) other subaccounts or general account	(123,782)	45,440	136,739	1,368,321
Contract terminations, withdrawals, and other deductions	(198,070)	(340,516)	(101,227)	(27,361)
Contract maintenance charges	(153)	(109)	(1,374)	(774)

Increase (decrease) in net assets from contract transactions	(313,106)	(266,536)	78,816	1,375,200

Net increase (decrease) in net assets	(75,644)	(227,648)	271,027	1,507,714
Net assets:
Beginning of the period	1,945,336	2,172,984	1,912,847	405,133

End of the period	$1,869,692	$1,945,336	$2,183,874	$1,912,847

See accompanying notes.

41

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Asset Allocation-Moderate Growth Subaccount		PIMCO Total Return Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$1,964	$(4,122)	$44,280	$8,123
Net realized capital gains (losses) on investments	58,582	115,124	4,908	109,939
Net change in unrealized appreciation/depreciation of investments	71,865	(36,068)	17,856	(93,146)

Increase (decrease) in net assets from operations	132,411	74,934	67,044	24,916
Contract transactions
Net contract purchase payments	51,504	47,015	75,635	15,610
Transfer payments from (to) other subaccounts or general account	(21,434)	(262,693)	246,708	(99,982)
Contract terminations, withdrawals, and other deductions	(27,603)	(58,089)	(779,492)	(73,422)
Contract maintenance charges	(1,172)	(560)	(237)	(371)

Increase (decrease) in net assets from contract transactions	1,295	(274,327)	(457,386)	(158,165)

Net increase (decrease) in net assets	133,706	(199,393)	(390,342)	(133,249)
Net assets:
Beginning of the period	1,070,224	1,269,617	2,750,689	2,883,938

End of the period	$1,203,930	$1,070,224	$2,360,347	$2,750,689

See accompanying notes.

42

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Legg Mason Partners All Cap Subaccount		Transamerica Equity Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(463)	$(846)	$(62,706)	$(31,740)
Net realized capital gains (losses) on investments	18,711	2,607	376,352	196,705
Net change in unrealized appreciation/depreciation of investments	(2,590)	569	(31,572)	251,968

Increase (decrease) in net assets from operations	15,658	2,330	282,074	416,933
Contract transactions
Net contract purchase payments	68	303	87,691	12,631
Transfer payments from (to) other subaccounts or general account	(10)	(1)	2,466,958	368,983
Contract terminations, withdrawals, and other deductions	(11,718)	(7,066)	(222,445)	(277,057)
Contract maintenance charges	(26)	(6)	(2,665)	(1,515)

Increase (decrease) in net assets from contract transactions	(11,686)	(6,770)	2,329,539	103,042

Net increase (decrease) in net assets	3,972	(4,440)	2,611,613	519,975
Net assets:
Beginning of the period	99,938	104,378	3,361,814	2,841,839

End of the period	$103,910	$99,938	$5,973,427	$3,361,814

See accompanying notes.

43

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Transamerica Growth Opportunities Subaccount		Transamerica Value Balanced Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(4,892)	$(6,498)	$8,471	$14,880
Net realized capital gains (losses) on investments	24,437	43,296	60,122	126,406
Net change in unrealized appreciation/depreciation of investments	(2,502)	11,106	51,424	(78,277)

Increase (decrease) in net assets from operations	17,043	47,904	120,017	63,009
Contract transactions
Net contract purchase payments	16,901	10,115	20,443	4,861
Transfer payments from (to) other subaccounts or general account	8,153	(71,011)	(286,106)	306,413
Contract terminations, withdrawals, and other deductions	(65,527)	(106,734)	(75,516)	(215,235)
Contract maintenance charges	(342)	(330)	(431)	(374)

Increase (decrease) in net assets from contract transactions	(40,815)	(167,960)	(341,610)	95,665

Net increase (decrease) in net assets	(23,772)	(120,056)	(221,593)	158,674
Net assets:
Beginning of the period	409,813	529,869	1,105,214	946,540

End of the period	$386,041	$409,813	$883,621	$1,105,214

See accompanying notes.

44

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Van Kampen Active International Allocation Subaccount		Van Kampen Mid-Cap Growth Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(40,145)	$60,812	$(1,735)	$(1,532)
Net realized capital gains (losses) on investments	282,183	143,594	2,925	1,524
Net change in unrealized appreciation/depreciation of investments	482,356	151,586	7,654	6,662

Increase (decrease) in net assets from operations	724,394	355,992	8,844	6,654
Contract transactions
Net contract purchase payments	60,914	33,866	10,243	8,234
Transfer payments from (to) other subaccounts or general account	11,785	(97,297)	(866)	19,966
Contract terminations, withdrawals, and other deductions	(260,617)	(214,798)	(14,621)	(16,823)
Contract maintenance charges	(2,764)	(2,442)	(14)	(4)

Increase (decrease) in net assets from contract transactions	(190,682)	(280,671)	(5,258)	11,373

Net increase (decrease) in net assets	533,712	75,321	3,586	18,027
Net assets:
Beginning of the period	3,314,536	3,239,215	115,737	97,710

End of the period	$3,848,248	$3,314,536	$119,323	$115,737

See accompanying notes.

45

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Capital Guardian Global Subaccount		Capital Guardian Value Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$1,735	$(338)	$27	$(9,857)
Net realized capital gains (losses) on investments	41,525	1,700	274,856	117,506
Net change in unrealized appreciation/depreciation of investments	(29,259)	4,225	55,454	24,945

Increase (decrease) in net assets from operations	14,001	5,587	330,337	132,594
Contract transactions
Net contract purchase payments	64,461	1,401	90,511	100
Transfer payments from (to) other subaccounts or general account	(29)	38,066	(193,859)	167,874
Contract terminations, withdrawals, and other deductions	(546)	(789)	(124,334)	(23,169)
Contract maintenance charges	(10)	—	(726)	(503)

Increase (decrease) in net assets from contract transactions	63,876	38,678	(228,408)	144,302

Net increase (decrease) in net assets	77,877	44,265	101,929	276,896
Net assets:
Beginning of the period	62,077	17,812	2,350,388	2,073,492

End of the period	$139,954	$62,077	$2,452,317	$2,350,388

See accompanying notes.

46

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	AllianceBernstein Growth Subaccount		AllianceBernstein Global Technology Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(3,066)	$(6,521)	$(860)	$(874)
Net realized capital gains (losses) on investments	5,156	99,731	2,668	(255)
Net change in unrealized appreciation/depreciation of investments	(8,604)	(44,048)	1,642	2,262

Increase (decrease) in net assets from operations	(6,514)	49,162	3,450	1,133
Contract transactions
Net contract purchase payments	768	9,983	219	755
Transfer payments from (to) other subaccounts or general account	(26,202)	(218,956)	(10,755)	37
Contract terminations, withdrawals, and other deductions	(16,882)	(45,013)	(4,635)	(2,266)
Contract maintenance charges	(395)	(525)	(149)	(121)

Increase (decrease) in net assets from contract transactions	(42,711)	(254,511)	(15,320)	(1,595)

Net increase (decrease) in net assets	(49,225)	(205,349)	(11,870)	(462)
Net assets:
Beginning of the period	244,527	449,876	61,219	61,681

End of the period	$195,302	$244,527	$49,349	$61,219

See accompanying notes.

47

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	AllianceBernstein Large Cap Growth Subaccount		Dreyfus IP-Core Bond Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(663)	$(667)	$6,130	$5,128
Net realized capital gains (losses) on investments	2,552	960	(2,975)	(2,816)
Net change in unrealized appreciation/depreciation of investments	(4,112)	6,283	2,451	(1,022)

Increase (decrease) in net assets from operations	(2,223)	6,576	5,606	1,290
Contract transactions
Net contract purchase payments	—	101	6,132	5,965
Transfer payments from (to) other subaccounts or general account	(5,891)	14,382	(44,185)	35,198
Contract terminations, withdrawals, and other deductions	(11,831)	(9,092)	(40,769)	(37,810)
Contract maintenance charges	(196)	(155)	(95)	(99)

Increase (decrease) in net assets from contract transactions	(17,918)	5,236	(78,917)	3,254

Net increase (decrease) in net assets	(20,141)	11,812	(73,311)	4,544
Net assets:
Beginning of the period	51,676	39,864	207,206	202,662

End of the period	$31,535	$51,676	$133,895	$207,206

See accompanying notes.

48

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	The Dreyfus Socially Responsible Growth Fund, Inc. Subaccount		Dreyfus VIF-Appreciation Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(158)	$(135)	$(107)	$(2,998)
Net realized capital gains (losses) on investments	28	19	7,520	11,206
Net change in unrealized appreciation/depreciation of investments	928	330	14,441	(3,213)

Increase (decrease) in net assets from operations	798	214	21,854	4,995
Contract transactions

Net contract purchase payments	479	1,540	7,425	62,053
Transfer payments from (to) other subaccounts or general account	(1)	—	(64,119)	9,552
Contract terminations, withdrawals, and other deductions	—	(101)	(10,524)	(102,290)
Contract maintenance charges	(1)	(2)	(44)	(57)

Increase (decrease) in net assets from contract transactions	477	1,437	(67,262)	(30,742)

Net increase (decrease) in net assets	1,275	1,651	(45,408)	(25,747)
Net assets:
Beginning of the period	10,454	8,803	177,451	203,198

End of the period	$11,729	$10,454	$132,043	$177,451

See accompanying notes.

49

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Seligman Global Technology Subaccount		Seligman Communications and Information Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(471)	$(533)	$(1,062)	$(1,210)
Net realized capital gains (losses) on investments	706	(3,048)	14,621	889
Net change in unrealized appreciation/depreciation of investments	4,382	4,102	(616)	5,767

Increase (decrease) in net assets from operations	4,617	521	12,943	5,446
Contract transactions
Net contract purchase payments	1	100	4,466	304
Transfer payments from (to) other subaccounts or general account	(6)	(2)	(7,514)	11,610
Contract terminations, withdrawals, and other deductions	(5,356)	(13,832)	(37,915)	(1,597)
Contract maintenance charges	(6)	—	(282)	(212)

Increase (decrease) in net assets from contract transactions	(5,367)	(13,734)	(41,245)	10,105

Net increase (decrease) in net assets	(750)	(13,213)	(28,302)	15,551
Net assets:
Beginning of the period	31,712	44,925	87,402	71,851

End of the period	$30,962	$31,712	$59,100	$87,402

See accompanying notes.

50

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Seligman Capital Subaccount		Equity Index Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(618)	$(2,782)	$5,117	$17,620
Net realized capital gains (losses) on investments	1,257	43,458	520,335	354,056
Net change in unrealized appreciation/depreciation of investments	1,138	(16,762)	269,100	(240,242)

Increase (decrease) in net assets from operations	1,777	23,914	794,552	131,434
Contract transactions
Net contract purchase payments	1	99	2,120,076	453,697
Transfer payments from (to) other subaccounts or general account	(5)	(266,898)	(182,574)	136,179
Contract terminations, withdrawals, and other deductions	(5,428)	(23,538)	(429,851)	(348,147)
Contract maintenance charges	(3)	(8)	(7,965)	(7,365)

Increase (decrease) in net assets from contract transactions	(5,435)	(290,345)	1,499,686	234,364

Net increase (decrease) in net assets	(3,658)	(266,431)	2,294,238	365,798
Net assets:
Beginning of the period	43,508	309,939	4,624,394	4,258,596

End of the period	$39,850	$43,508	$6,918,632	$4,624,394

See accompanying notes.

51

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Mid-Cap Index Subaccount		REIT Index Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(9,847)	$(10,997)	$6,780	$28,029
Net realized capital gains (losses) on investments	491,539	304,558	151,160	296,993
Net change in unrealized appreciation/depreciation of investments	(163,864)	22,225	311,547	(259,920)

Increase (decrease) in net assets from operations	317,828	315,786	469,487	65,102
Contract transactions
Net contract purchase payments	69,297	22,753	952,282	213,209
Transfer payments from (to) other subaccounts or general account	(517,965)	126,757	(56,606)	(575,869)
Contract terminations, withdrawals, and other deductions	(207,740)	(407,841)	(167,233)	(173,905)
Contract maintenance charges	(3,441)	(3,378)	(2,828)	(2,669)

Increase (decrease) in net assets from contract transactions	(659,849)	(261,709)	725,615	(539,234)

Net increase (decrease) in net assets	(342,021)	54,077	1,195,102	(474,132)
Net assets:
Beginning of the period	2,873,558	2,819,481	1,100,436	1,574,568

End of the period	$2,531,537	$2,873,558	$2,295,538	$1,100,436

See accompanying notes.

52

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Short-Term Investment Grade Subaccount		Total Bond Market Index Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$98,814	$81,207	$40,597	$39,687
Net realized capital gains (losses) on investments	(19,453)	(3,683)	(7,465)	(3,649)
Net change in unrealized appreciation/depreciation of investments	112,989	(39,994)	11,632	(21,194)

Increase (decrease) in net assets from operations	192,350	37,530	44,764	14,844
Contract transactions
Net contract purchase payments	135,374	27,230	39,743	80,463
Transfer payments from (to) other subaccounts or general account	1,066,494	477,200	86,561	30,085
Contract terminations, withdrawals, and other deductions	(425,802)	(278,691)	(93,225)	(89,471)
Contract maintenance charges	(2,089)	(2,139)	(4,609)	(4,457)

Increase (decrease) in net assets from contract transactions	773,977	223,600	28,470	16,620

Net increase (decrease) in net assets	966,327	261,130	73,234	31,464
Net assets:
Beginning of the period	4,862,555	4,601,425	1,562,074	1,530,610

End of the period	$5,828,882	$4,862,555	$1,635,308	$1,562,074

See accompanying notes.

53

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Fidelity-VIP Mid Cap Subaccount		Fidelity-VIP Value Strategies Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(10,761)	$(14,770)	$(7,657)	$(11,932)
Net realized capital gains (losses) on investments	279,957	29,528	167,331	29,344
Net change in unrealized appreciation/depreciation of investments	(121,702)	148,172	(24,280)	(2,388)

Increase (decrease) in net assets from operations	147,494	162,930	135,394	15,024
Contract transactions
Net contract purchase payments	31,863	5,683	30,047	3,046
Transfer payments from (to) other subaccounts or general account	(265,002)	34,058	(74,031)	114,193
Contract terminations, withdrawals, and other deductions	(72,429)	(10,461)	(45,082)	(7,536)
Contract maintenance charges	(114)	(21)	(370)	(269)

Increase (decrease) in net assets from contract transactions	(305,682)	29,259	(89,436)	109,434

Net increase (decrease) in net assets	(158,188)	192,189	45,958	124,458
Net assets:
Beginning of the period	1,160,402	968,213	937,889	813,431

End of the period	$1,002,214	$1,160,402	$983,847	$937,889

See accompanying notes.

54

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Fidelity-VIP Contrafund Subaccount	VA Global Bond Subaccount
	2006 (1)	2006	2005 (1)
Operations
Net investment income (loss)	$1,285	$(16,230)	$26,819
Net realized capital gains (losses) on investments	23,534	(2,931)	(13)
Net change in unrealized appreciation/depreciation of investments	(14,820)	70,569	(28,200)

Increase (decrease) in net assets from operations	9,999	51,408	(1,394)
Contract transactions
Net contract purchase payments	399	2,177,331	654,314
Transfer payments from (to) other subaccounts or general account	317,111	223,050	46,698
Contract terminations, withdrawals, and other deductions	(30,817)	(131,919)	(3,579)
Contract maintenance charges	(6)	(249)	—

Increase (decrease) in net assets from contract transactions	286,687	2,268,213	697,433

Net increase (decrease) in net assets	296,686	2,319,621	696,039
Net assets:
Beginning of the period	—	696,039	—

End of the period	$296,686	$3,015,660	$696,039

See accompanying notes.

55

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	VA Small Value Subaccount		VA Large Value Subaccount
	2006	2005 (1)	2006	2005 (1)
Operations
Net investment income (loss)	$(2,561)	$50	$6,550	$3,295
Net realized capital gains (losses) on investments	295,139	47,684	155,508	15,691
Net change in unrealized appreciation/depreciation of investments	(48,023)	(42,994)	107,016	(13,852)

Increase (decrease) in net assets from operations	244,555	4,740	269,074	5,134
Contract transactions
Net contract purchase payments	1,916,276	393,283	1,941,999	393,283
Transfer payments from (to) other subaccounts or general account	17,253	26,303	17,951	26,389
Contract terminations, withdrawals, and other deductions	(103,273)	(2,036)	(104,760)	(2,031)
Contract maintenance charges	(212)	—	(213)	—

Increase (decrease) in net assets from contract transactions	1,830,044	417,550	1,854,977	417,641

Net increase (decrease) in net assets	2,074,599	422,290	2,124,051	422,775
Net assets:
Beginning of the period	422,290	—	422,775	—

End of the period	$2,496,889	$422,290	$2,546,826	$422,775

See accompanying notes.

56

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	VA Short-Term Fixed Subaccount		VA International Value Subaccount
	2006	2005 (1)	2006	2005 (1)
Operations
Net investment income (loss)	$74,614	$14,554	$34,258	$5,822
Net realized capital gains (losses) on investments	695	16	128,562	14,196
Net change in unrealized appreciation/depreciation of investments	(14,727)	(12,813)	184,326	(2,714)

Increase (decrease) in net assets from operations	60,582	1,757	347,146	17,304
Contract transactions
Net contract purchase payments	2,176,054	654,314	1,438,219	294,989
Transfer payments from (to) other subaccounts or general account	215,082	46,441	(53,390)	19,353
Contract terminations, withdrawals, and other deductions	(132,139)	(3,590)	(81,973)	(1,594)
Contract maintenance charges	(251)	—	(175)	—

Increase (decrease) in net assets from contract transactions	2,258,746	697,165	1,302,681	312,748

Net increase (decrease) in net assets	2,319,328	698,922	1,649,827	330,052
Net assets:
Beginning of the period	698,922	—	330,052	—

End of the period	$3,018,250	$698,922	$1,979,879	$330,052

See accompanying notes.

57

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	VA International Small Subaccount
	2006	2005 (1)
Operations
Net investment income (loss)	$18,132	$3,950
Net realized capital gains (losses) on investments	129,459	28,930
Net change in unrealized appreciation/depreciation of investments	98,707	(11,659)

Increase (decrease) in net assets from operations	246,298	21,221
Contract transactions
Net contract purchase payments	1,438,968	294,986
Transfer payments from (to) other subaccounts or general account	(15,537)	19,610
Contract terminations, withdrawals, and other deductions	(79,228)	(1,590)
Contract maintenance charges	(165)	—

Increase (decrease) in net assets from contract transactions	1,344,038	313,006

Net increase (decrease) in net assets	1,590,336	334,227
Net assets:
Beginning of the period	334,227	—

End of the period	$1,924,563	$334,227

See accompanying notes.

58

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2006

1.	Organization and Summary of Significant Accounting Policies

Organization

Peoples Benefit Life Insurance Company Separate Account V (the Mutual Fund Account) is a segregated investment account of Peoples Benefit Life Insurance Company (PBL), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts (each a Series Fund and collectively the Series Funds). Activity in the specified subaccounts is available to contract owners of the Advisor’s Edge Select Variable Annuity. Activity in these subaccounts is also available to contract owners of the Advisor’s Edge Variable Annuity also offered by PBL. The amounts reported herein represent the activity related to contract owners of the Advisor’s Edge Select Variable Annuity only. The remaining subaccounts (not included herein), are available to contract owners of the Prism Variable Annuity, Dimensional Variable Annuity, Marquee Variable Annuity, and Personal Manager Variable Annuity also issued by PBL. Each Series Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

Subaccount Investment by Fund:

Federated Insurance Series:

Federated American Leaders Fund II

Federated Capital Income Fund II

Federated Prime Money Fund II

Federated High Income Bond Fund II

Federated Fund for U.S. Government Securities II

Wanger Advisors Trust:

Wanger U.S. Smaller Companies

Wanger International Small Cap

Gartmore Variable Insurance Trust:

Gartmore GVIT Developing Markets Fund

Wells Fargo Advantage Variable Trust Funds

WFAVT Small/MidCap Value

Columbia Funds Variable Insurance Trust

Columbia Small Company Growth Fund-Variable Series

Credit Suisse Trust:

Credit Suisse-International Focus Portfolio

Credit Suisse-Small Cap Core I Portfolio

AEGON/Transamerica Series Trust - Initial Class:

Asset Allocation-Growth Portfolio-Initial Class

MFS International Equity

Clarion Global Real Estate Securities-Initial Class

Asset Allocation-Conservative Portfolio-Initial Class

Transamerica Small/Mid Cap Value-Initial Class

T.Rowe Price Small Cap-Initial Class

Templeton Transamerica Global-Initial Class

Transamerica Science and Technology-Initial Class

J.P. Morgan Enhanced Index-Initial Class

Asset Allocation-Moderate Portfolio-Initial Class

Asset Allocation-Moderate Growth Portfolio-Initial Class

PIMCO Total Return-Initial Class

Legg Mason Partners All Cap-Initial Class

Transamerica Equity-Initial Class

Transamerica Growth Opportunities-Initial Class

Transamerica Value Balanced-Initial Class

Van Kampen Active International Allocation-Initial Class

Van Kampen Mid-Cap Growth-Initial Class

Capital Guardian Global-Initial Class

Capital Guardian Value-Initial Class

59

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2006

1.	Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Fund: (continued)

AllianceBernstein Variable Products Series Fund, Inc. - Class B:

AllianceBernstein Growth Portfolio-Class B

AllianceBernstein Global Technology Portfolio-Class B

AllianceBernstein Large Cap Growth Portfolio-Class B

Dreyfus Investment Portfolios - Service Class:

Dreyfus IP-Core Bond Portfolio-Service Class

The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class

Dreyfus Variable Investment Fund - Service Class:

Dreyfus VIF-Appreciation Portfolio-Service Class

Seligman Portfolios, Inc. - Class 2 Shares:

Seligman Global Technology Portfolio-Class 2 Shares

Seligman Communications and Information Portfolio-Class 2 Shares

Seligman Capital Portfolio-Class 2 Shares

Vanguard Variable Insurance Fund:

Vanguard-Equity Index Portfolio

Vanguard-Mid-Cap Index Portfolio

Vanguard-REIT Index Portfolio

Vanguard-Short-Term Investment Grade Portfolio

Vanguard-Total Bond Market Index Portfolio

Variable Insurance Products Fund-Initial Class

Fidelity-VIP Mid Cap Portfolio-Initial Class

Fidelity-VIP Value Strategies Portfolio-Initial Class

Fidelity-VIP Contrafund Portfolio-Initial Class

DFA Investment Dimensions Group Inc

VA Small Value Portfolio

VA Large Value Portfolio

VA International Small Portfolio

VA International Value Portfolio

VA Short-Term Fixed Portfolio

VA Global Bond Portfolio

60

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2006

1.	Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
American Century International	May 01, 2002
Asset Allocation - Conservative	May 01, 2002
Asset Allocation - Growth	May 01, 2002
Asset Allocation - Moderate	May 01, 2002
Asset Allocation - Moderate Growth	May 01, 2002
Equity Index	May 01, 2002
Mid-Cap Index	May 01, 2002
PIMCO Total Return	May 01, 2002
REIT Index	May 01, 2002
Short Term Investment Grade	May 01, 2002
Total Bond Market Index	May 01, 2002
Transamerica Value Balanced	May 01, 2002
Capital Guardian Global	May 01, 2004
Capital Guardian Value	May 01, 2004
Fidelity-VIP Mid Cap	May 01, 2004
Fidelity-VIP Value Strategies	May 01, 2004
VA Global Bond	May 01, 2005
VA International Small	May 01, 2005
VA International Value	May 01, 2005
VA Large Value	May 01, 2005
VA Short-Term Fixed	May 01, 2005
VA Small Value	May 01, 2005
Fidelity-VIP Contrafund	May 01, 2006
T. Rowe Small Price Cap	May 01, 2006

61

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2006

1.	Organization and Summary of Significant Accounting Policies (continued)

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2006:

Portfolio	Formerly

Columbia Small Company Growth Fund-Variable Series	Liberty Small Company Growth Fund, Variable Series-Class A

WFAVT Small/MidCap Value	WFVT Multi Cap Value Fund

Dreyfus IP-Core Bond Portfolio-Service Class	Dreyfus-Core Bond Portfolio-Service Class

Transamerica Science and Technology-Initial Class	Great Companies-TechnologySM-Initial Class

Legg Mason Partners All Cap-Initial Class	Salomon All Cap-Initial Class

Templeton Transamerica Global-Initial Class	Templeton Great Companies Global-Initial Class

Credit Suisse-Small Cap Core I Portfolio	Credit Suisse-Small Cap Growth Portfolio

MFS International Equity	American Century International-Initial Class

The following Portfolio mergers occurred effective May 1, 2006:

Portfolio	Formerly

Transamerica Equity-Initial Class	Great Companies-AmericaSM-Initial Class

Transamerica Equity-Initial Class	Janus Growth-Initial Class

Transamerica Small/Mid Cap Value is only available to owners that held an investment in this subaccount on July 1, 2002. However, if any such owner surrenders all of his or her money from this subaccount after July 1, 2002, that owner may not reinvest in this subaccount.

Investments

Net purchase payments received by the Mutual Fund Account are invested in the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 2006.

Realized capital gains and losses from sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from the investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

62

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2006

2.	Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2006 were as

	Purchases	Sales
Federated Insurance Series:
Federated American Leaders Fund II	$444,033	$505,214
Federated Capital Income Fund II	34,251	44,897
Federated Prime Money Fund II	2,524,081	2,054,699
Federated High Income Bond Fund II	821,571	1,596,771
Federated Fund for U.S. Government Securities II	1,491,975	1,114,899
Wanger Advisors Trust:
Wanger U.S. Smaller Companies	451,470	1,017,345
Wanger International Small Cap	766,731	758,598
Gartmore Variable Insurance Trust:
Gartmore GVIT Developing Markets Fund	1,624,404	399,917
Wells Fargo Advantage Variable Trust Funds
WFAVT Small/MidCap Value	422,050	458,874
Columbia Funds Variable Insurance Trust
Columbia Small Company Growth Fund-Variable Series	97,696	189,396
Credit Suisse Trust:
Credit Suisse-International Focus Portfolio	31,636	150,912
Credit Suisse-Small Cap Core I Portfolio	18,725	156,093
AEGON/Transamerica Series Trust - Initial Class:
Asset Allocation-Growth Portfolio-Initial Class	27,253	135,267
MFS International Equity	215,420	58,433
Clarion Global Real Estate Securities-Initial Class	230,814	707,928
Asset Allocation-Conservative Portfolio-Initial Class	94,313	193,902
Transamerica Small/Mid Cap Value-Initial Class	449,174	849,980
T.Rowe Price Small Cap-Initial Class	211,139	131,704
Templeton Transamerica Global-Initial Class	31,861	112,476
Great Companies-TechnologySM-Initial Class	—	19,855
J.P. Morgan Enhanced Index-Initial Class	142,879	463,777
Asset Allocation-Moderate Portfolio-Initial Class	474,566	275,354
Asset Allocation-Moderate Growth Portfolio-Initial Class	114,320	64,382
PIMCO Total Return-Initial Class	470,577	883,694
Legg Mason Partners All Cap-Initial Class	15,029	13,190
Transamerica Equity-Initial Class	3,929,427	1,662,622

63

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2006

2.	Investments (continued)

	Purchases	Sales
Transamerica Growth Opportunities-Initial Class	$35,711	$71,644
Transamerica Value Balanced-Initial Class	81,478	379,620
Van Kampen Active International Allocation-Initial Class	486,836	717,899
Van Kampen Mid-Cap Growth-Initial Class	8,632	15,624
Capital Guardian Global-Initial Class	109,603	2,492
Capital Guardian Value-Initial Class	624,429	646,447
AllianceBernstein Variable Products Series Fund, Inc. - Class B:
AllianceBernstein Growth Portfolio-Class B	4,202	49,974
AllianceBernstein Global Technology Portfolio-Class B	112	16,300
AllianceBernstein Large Cap Growth Portfolio-Class B	151	18,731
Dreyfus Investment Portfolios - Service Class:
Dreyfus IP-Core Bond Portfolio-Service Class	18,378	91,174
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class	480	160
Dreyfus Variable Investment Fund - Service Class:
Dreyfus VIF-Appreciation Portfolio-Service Class	17,867	85,236
Seligman Portfolios, Inc. - Class 2 Shares:
Seligman Global Technology Portfolio-Class 2 Shares	1	5,847
Seligman Communications and Information Portfolio-Class 2 Shares	4,431	46,743
Seligman Capital Portfolio-Class 2 Shares	—	6,048
Vanguard Variable Insurance Fund:
Vanguard-Equity Index Portfolio	2,644,670	793,399
Vanguard-Mid-Cap Index Portfolio	249,440	805,820
Vanguard-REIT Index Portfolio	1,099,795	267,530
Vanguard-Short-Term Investment Grade Portfolio	1,663,401	790,618
Vanguard-Total Bond Market Index Portfolio	291,005	221,952
Variable Insurance Products Fund-Initial Class
Fidelity-VIP Mid Cap Portfolio-Initial Class	282,423	455,817
Fidelity-VIP Value Strategies Portfolio-Initial Class	291,313	224,256
Fidelity-VIP Contrafund Portfolio-Initial Class	340,683	31,914
DFA Investment Dimensions Group Inc
VA Small Value Portfolio	2,218,652	93,249
VA Large Value Portfolio	2,103,392	92,018
VA International Small Portfolio	1,574,850	91,391
VA International Value Portfolio	1,558,393	112,746
VA Short-Term Fixed Portfolio	2,496,907	163,558
VA Global Bond Portfolio	2,343,837	91,853

64

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2006

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Federated American Leaders Subaccount	Federated Capital Income Subaccount	Federated Prime Money Subaccount	Federated High Income Bond Subaccount	Federated Fund for U.S. Government Securities II Subaccount	Wanger U.S. Smaller Companies Subaccount
Units outstanding at January 1, 2005	3,106,121	86,016	3,964,177	2,565,554	2,523,000	2,259,468
Units purchased	43,101	116	262,959	57,407	—	39,611
Units redeemed and transferred	(929,428)	16,575	(1,043,579)	(173,500)	(733,462)	(539,826)

Units outstanding at December 31, 2005	2,219,794	102,707	3,183,557	2,449,461	1,789,538	1,759,253
Units purchased	26,170	—	212,139	49,175	54,512	58,424
Units redeemed and transferred	(350,467)	(18,699)	115,868	(810,840)	204,264	(405,806)

Units outstanding at December 31, 2006	1,895,497	84,008	3,511,564	1,687,796	2,048,314	1,411,871

65

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2006

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Wanger International Small Cap Subaccount	Gartmore GVIT Developing Markets Subaccount	WFAVT Small/ MidCap Value Subaccount	Columbia Small Company Growth Subaccount	Credit Suisse- International Focus Subaccount	Credit Suisse- Small Cap Core I Portfolio Subaccount
Units outstanding at January 1, 2005	1,110,181	141,291	1,332,950	295,244	327,242	1,557,578
Units purchased	19,247	6,723	21,143	140	10,276	17,404
Units redeemed and transferred	(145,905)	36,358	(260,538)	(31,623)	(22,434)	(44,343)

Units outstanding at December 31, 2005	983,523	184,372	1,093,555	263,761	315,084	1,530,639
Units purchased	7,956	11,715	11,101	7,184	5,061	14,851
Units redeemed and transferred	(95,064)	395,510	(174,468)	(69,740)	(90,639)	(109,885)

Units outstanding at December 31, 2006	896,415	591,597	930,188	201,205	229,506	1,435,605

66

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2006

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Asset Allocation- Growth Subaccount	MFS International Equity Subaccount	Clarion Global Real Estate Securities Subaccount	Asset Allocation- Conservative Subaccount	Transamerica Small/Mid Cap Value Subaccount	T.Rowe Price Small Cap Subaccount (1)
Units outstanding at January 1, 2005	407,616	234,892	597,929	873,823	922,218	—
Units purchased	58,163	15,713	4,339	66,581	8,754	—
Units redeemed and transferred	(271,090)	(8,187)	(109,755)	36,361	(194,491)	—

Units outstanding at December 31, 2005	194,689	242,418	492,513	976,765	736,481	—
Units purchased	10,608	11,726	11,665	260	4,363	—
Units redeemed and transferred	(92,777)	85,892	(219,931)	(137,661)	(169,089)	86,466

Units outstanding at December 31, 2006	112,520	340,036	284,247	839,364	571,755	86,466

67

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2006

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Templeton Transamerica Global Subaccount	Transamerica Science and Technology Subaccount	J.P. Morgan Enhanced Index Subaccount	Asset Allocation- Moderate Subaccount	Asset Allocation- Moderate Growth Subaccount	PIMCO Total Return Subaccount
Units outstanding at January 1, 2005	926,547	79	2,070,652	345,484	1,077,923	2,574,402
Units purchased	17,710		28,798	68,545	139,441	96,706
Units redeemed and transferred	(84,318)	(79)	(267,539)	1,125,526	(378,636)	(236,791)

Units outstanding at December 31, 2005	859,939	—	1,831,911	1,539,555	838,728	2,434,317
Units purchased	6,033	—	8,669	188,609	38,920	100,048
Units redeemed and transferred	(60,178)	—	(286,478)	(128,593)	(36,769)	(500,716)

Units outstanding at December 31, 2006	805,794	—	1,554,102	1,599,571	840,879	2,033,649

68

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2006

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Legg Mason Partners All Cap Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica Value Balanced Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Mid-Cap Growth Subaccount
Units outstanding at January 1, 2005	101,233	2,632,498	371,141	833,050	2,937,681	128,007
Units purchased	304	82,961	25,003	17,417	57,429	26,615
Units redeemed and transferred	(7,030)	(3,912)	(145,481)	75,156	(319,855)	(11,661)

Units outstanding at December 31, 2005	94,507	2,711,547	250,663	925,623	2,675,255	142,961
Units purchased	61	93,606	10,124	16,652	57,718	12,157
Units redeemed and transferred	(10,469)	1,695,328	(32,742)	(290,849)	(185,740)	(19,028)

Units outstanding at December 31, 2006	84,099	4,500,481	228,045	651,426	2,547,233	136,090

69

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2006

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Capital Guardian Global Subaccount	Capital Guardian Value Subaccount	AllianceBernstein Growth Subaccount	AllianceBernstein Global Technology Subaccount	AllianceBernstein Large Cap Growth Subaccount	Dreyfus IP-Core Bond Subaccount
Units outstanding at January 1, 2005	16,346	1,827,467	464,509	80,312	48,320	176,257
Units purchased	13,386	66,124	12,047	1,044	131	18,247
Units redeemed and transferred	22,763	57,629	(247,126)	(3,272)	7,004	(15,457)

Units outstanding at December 31, 2005	52,495	1,951,220	229,430	78,084	55,455	179,047
Units purchased	53,048	96,511	710	267	—	5,294
Units redeemed and transferred	(446)	(274,609)	(41,908)	(19,411)	(20,803)	(72,399)

Units outstanding at December 31, 2006	105,097	1,773,122	188,232	58,940	34,652	111,941

70

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2006

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	The Dreyfus Socially Responsible Growth Fund, Inc. Subaccount	Dreyfus VIF-Appreciation Subaccount	Seligman Global Technology Subaccount	Seligman Communications and Information Subaccount	Seligman Capital Subaccount	Equity Index Subaccount
Units outstanding at January 1, 2005	10,772	212,098	54,057	74,833	345,250	3,796,162
Units purchased	1,915	84,880	134	333	116	499,429
Units redeemed and transferred	(131)	(116,834)	(18,298)	10,821	(301,397)	(303,177)

Units outstanding at December 31, 2005	12,556	180,144	35,893	85,987	43,969	3,992,414
Units purchased	562	13,608	—	4,142	—	1,804,518
Units redeemed and transferred	(1)	(76,698)	(5,653)	(41,628)	(5,329)	(560,428)

Units outstanding at December 31, 2006	13,117	117,054	30,240	48,501	38,640	5,236,504

71

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2006

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Mid-Cap Index Subaccount	REIT Index Subaccount	Short- Term Investment Grade Subaccount	Total Bond Market Index Subaccount	Fidelity-VIP Mid Cap Subaccount	Fidelity-VIP Value Strategies Subaccount
Units outstanding at January 1, 2005	2,271,439	981,131	4,310,169	1,377,213	796,132	726,498
Units purchased	43,514	143,652	185,095	94,752	29,095	37,073
Units redeemed and transferred	(253,895)	(502,564)	23,967	(79,258)	(6,980)	64,160

Units outstanding at December 31, 2005	2,061,058	622,219	4,519,231	1,392,707	818,247	827,731
Units purchased	54,238	476,390	202,503	39,349	28,591	39,498
Units redeemed and transferred	(495,199)	(123,305)	516,987	(13,500)	(210,597)	(110,000)

Units outstanding at December 31, 2006	1,620,097	975,304	5,238,721	1,418,556	636,241	757,229

72

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2006

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Fidelity-VIP Contrafund Subaccount(1)	VA Global Bond Subaccount	VA Small Value Subaccount	VA Large Value Subaccount	VA Short- Term Fixed Subaccount	VA International Value Subaccount
Units outstanding at January 1, 2005	—	—	—	—	—	—
Units purchased	—	698,661	369,499	386,254	697,812	285,120
Units redeemed and transferred	(2,965)	(2,965)	(1,885)	(1,932)	(3,181)	(1,738)

Units outstanding at December 31, 2005	(2,965)	695,696	367,614	384,322	694,631	283,382
Units purchased	404	2,187,459	1,552,266	1,678,396	2,157,954	1,115,297
Units redeemed and transferred	290,464	64,520	(96,994)	(102,413)	55,921	(116,264)

Units outstanding at December 31, 2006	287,903	2,947,675	1,822,886	1,960,305	2,908,506	1,282,415

73

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2006

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

VA International Small Subaccount
Units outstanding at January 1, 2005	—
Units purchased	284,625
Units redeemed and transferred	(1,743)

Units outstanding at December 31, 2005	282,882
Units purchased	1,135,698
Units redeemed and transferred	(94,742)

Units outstanding at December 31, 2006	1,323,838

74

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2006

4.	Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Federated American Leaders
	12/31/2006	1,895,497	$1.21	to	$1.20	$2,509,704	1.55%	1.45% to 1.60%	15.14%	to	14.97%
	12/31/2005	2,219,794	1.05	to	1.05	2,548,990	1.67	1.45 to 1.60	3.53	to	3.37
	12/31/2004	3,106,121	1.02	to	1.01	3,416,633	1.39	1.45 to 1.60	8.21	to	8.05
	12/31/2003	3,546,686	0.94	to	0.94	3,629,279	1.35	1.45 to 1.60	25.87	to	25.68
	12/31/2002	4,729,730	0.75	to	0.75	3,754,438	0.98	1.45 to 1.60	(21.36)	to	(21.47)
Federated Capital Income
	12/31/2006	84,008	1.05	to	1.04	82,369	6.36	1.45 to 1.59	13.99	to	13.83
	12/31/2005	102,707	0.92	to	0.91	86,966	4.19	1.45 to 1.60	4.77	to	4.61
	12/31/2004	86,016	0.88	to	0.87	67,248	5.25	1.45 to 1.60	8.35	to	8.19
	12/31/2003	163,665	0.81	to	0.81	119,845	6.64	1.45 to 1.60	18.95	to	18.77
	12/31/2002	181,686	0.68	to	0.68	112,692	5.96	1.45 to 1.60	(25.04)	to	(25.15)
Federated Prime Money
	12/31/2006	3,511,564	1.04	to	1.03	3,795,638	4.45	1.45 to 1.59	3.06	to	2.91
	12/31/2005	3,183,557	1.00	to	1.00	3,325,311	2.64	1.45 to 1.60	1.24	to	1.09
	12/31/2004	3,964,177	0.99	to	0.99	4,098,781	0.84	1.45 to 1.60	(0.63)	to	(0.78)
	12/31/2003	3,716,605	1.00	to	1.00	3,901,918	0.69	1.45 to 1.60	(0.76)	to	(0.90)
	12/31/2002	7,112,084	1.01	to	1.00	7,422,565	1.45	1.45 to 1.60	(0.08)	to	(0.22)
Federated High Income Bond
	12/31/2006	1,687,796	1.43	to	1.42	2,381,621	10.18	1.45 to 1.59	9.23	to	9.06
	12/31/2005	2,449,461	1.31	to	1.30	3,156,689	8.19	1.45 to 1.60	1.19	to	1.04
	12/31/2004	2,565,554	1.29	to	1.29	3,267,978	6.96	1.45 to 1.60	8.88	to	8.72
	12/31/2003	2,731,195	1.19	to	1.18	3,185,955	3.76	1.45 to 1.60	20.47	to	20.29
	12/31/2002	1,783,663	0.99	to	0.98	1,706,220	8.19	1.45 to 1.60	(0.06)	to	(0.21)

75

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2006

4.	Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Federated Fund for U.S. Government Securities II
	12/31/2006	2,048,314	$1.18	to	$1.17	$2,616,450	3.66%	1.45% to 1.60%	2.65%	to	2.50%
	12/31/2005	1,789,538	1.15	to	1.14	2,217,190	4.59	1.45 to 1.60	0.57	to	0.43
	12/31/2004	2,523,000	1.14	to	1.13	3,069,148	5.68	1.45 to 1.60	2.13	to	1.97
	12/31/2003	5,204,871	1.12	to	1.11	6,184,620	3.48	1.45 to 1.60	0.90	to	0.75
	12/31/2002	5,375,282	1.11	to	1.10	6,180,604	3.50	1.45 to 1.60	7.49	to	7.33
Wanger U.S. Smaller Companies
	12/31/2006	1,411,871	1.59	to	1.58	2,491,144	0.25	1.45 to 1.59	6.34	to	6.18
	12/31/2005	1,759,253	1.49	to	1.48	2,937,325	0.00	1.45 to 1.60	9.67	to	9.51
	12/31/2004	2,259,468	1.36	to	1.36	3,410,459	0.00	1.45 to 1.60	16.64	to	16.46
	12/31/2003	2,184,519	1.17	to	1.16	2,856,735	0.00	1.45 to 1.60	41.18	to	40.97
	12/31/2002	3,605,248	0.83	to	0.83	3,170,716	0.00	1.45 to 1.60	(18.00)	to	(18.12)
Wanger International Small Cap
	12/31/2006	896,415	2.20	to	2.18	2,971,654	0.56	1.45 to 1.60	35.21	to	35.01
	12/31/2005	983,523	1.63	to	1.62	2,201,645	1.09	1.45 to 1.60	19.79	to	19.62
	12/31/2004	1,110,181	1.36	to	1.35	2,074,640	0.67	1.45 to 1.60	28.40	to	28.21
	12/31/2003	1,063,351	1.06	to	1.05	1,579,979	0.29	1.45 to 1.60	46.74	to	46.52
	12/31/2002	1,454,803	0.72	to	0.72	1,357,473	0.00	1.45 to 1.60	(15.06)	to	(15.19)
Gartmore GVIT Developing Markets
	12/31/2006	591,597	2.75	to	2.73	1,708,231	0.60	1.45 to 1.60	32.66	to	32.46
	12/31/2005	184,372	2.07	to	2.06	411,881	0.52	1.45 to 1.60	29.64	to	29.45
	12/31/2004	141,291	1.60	to	1.59	254,162	0.58	1.45 to 1.60	18.07	to	17.89
	12/31/2003	157,693	1.35	to	1.35	236,354	0.08	1.45 to 1.60	57.42	to	57.19
	12/31/2002	130,049	0.86	to	0.86	121,851	0.08	1.45 to 1.60	(10.98)	to	(11.11)
WFAVT Small/MidCap Value
	12/31/2006	930,188	1.51	to	1.50	1,675,965	0.00	1.45 to 1.60	14.07	to	13.90
	12/31/2005	1,093,555	1.32	to	1.32	1,747,953	0.40	1.45 to 1.60	14.84	to	14.67
	12/31/2004	1,332,950	1.15	to	1.15	1,833,199	0.00	1.45 to 1.60	15.09	to	14.92
	12/31/2003	1,716,777	1.00	to	1.00	2,054,838	0.09	1.45 to 1.60	36.42	to	36.22
	12/31/2002	4,005,768	0.73	to	0.73	3,207,461	0.48	1.45 to 1.60	(24.26)	to	(24.37)
Columbia Small Company Growth
	12/31/2006	201,205	1.26	to	1.25	254,436	0.00	1.45 to 1.60	10.80	to	10.63
	12/31/2005	263,761	1.13	to	1.13	310,515	0.00	1.45 to 1.60	1.25	to	1.10
	12/31/2004	295,244	1.12	to	1.11	345,408	0.00	1.45 to 1.60	9.88	to	9.72
	12/31/2003	407,886	1.02	to	1.01	437,280	0.00	1.45 to 1.60	42.06	to	41.86
	12/31/2002	155,287	0.72	to	0.72	140,844	0.00	1.45 to 1.60	(25.37)	to	(25.48)

76

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2006

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Credit Suisse-International Focus
	12/31/2006		229,506	$1.48	to	$1.46	$332,293	0.85%	1.45% to 1.60%	16.96%	to	16.79%
	12/31/2005		315,084	1.26	to	1.25	390,553	0.94	1.45 to 1.60	15.77	to	15.59
	12/31/2004		327,242	1.09	to	1.08	350,268	1.01	1.45 to 1.60	13.10	to	12.93
	12/31/2003		323,601	0.96	to	0.96	306,280	0.71	1.45 to 1.60	31.19	to	31.00
	12/31/2002		1,946,473	0.73	to	0.73	1,426,334	0.00	1.45 to 1.61	(21.21)	to	(21.33)
Credit Suisse-Small Cap Core I Portfolio
	12/31/2006		1,435,605	1.07	to	1.06	1,876,650	0.00	1.45 to 1.60	3.27	to	3.12
	12/31/2005		1,530,639	1.04	to	1.03	1,918,716	0.00	1.45 to 1.60	(4.07)	to	(4.21)
	12/31/2004		1,557,578	1.08	to	1.07	2,039,507	0.00	1.45 to 1.60	9.28	to	9.12
	12/31/2003		1,676,953	0.99	to	0.98	2,014,246	0.00	1.45 to 1.60	46.43	to	46.21
	12/31/2002		1,537,787	0.67	to	0.67	1,296,384	0.00	1.45 to 1.60	(34.64)	to	(34.74)
Asset Allocation-Growth
	12/31/2006		112,520	1.47	to	1.46	165,691	0.71	1.45 to 1.60	13.97	to	13.80
	12/31/2005		194,689	1.29	to	1.29	251,605	0.52	1.45 to 1.60	10.64	to	10.48
	12/31/2004		407,616	1.17	to	1.16	476,198	0.04	1.45 to 1.60	12.55	to	12.38
	12/31/2003		—	1.04	to	1.04	—	0.00	1.45 to 1.60	28.93	to	28.74
	12/31/2002	(1)	300	0.81	to	0.80	241	0.00	1.45 to 1.60	(19.49)	to	(19.57)
MFS International Equity
	12/31/2006		340,036	1.49	to	1.48	503,775	1.28	1.45 to 1.60	21.31	to	21.14
	12/31/2005		242,418	1.22	to	1.22	295,981	0.77	1.45 to 1.60	11.26	to	11.09
	12/31/2004		234,892	1.10	to	1.10	257,948	0.00	1.45 to 1.60	12.70	to	12.54
	12/31/2003		1,349,510	0.98	to	0.97	1,317,742	0.00	1.45 to 1.60	23.50	to	23.32
	12/31/2002	(1)	1,563,144	0.79	to	0.79	1,236,317	0.78	1.45 to 1.60	(20.91)	to	(20.99)
Clarion Global Real Estate Securities
	12/31/2006		284,247	2.89	to	2.87	885,147	1.42	1.45 to 1.60	40.25	to	40.04
	12/31/2005		492,513	2.06	to	2.05	1,124,339	1.56	1.45 to 1.60	11.86	to	11.69
	12/31/2004		597,929	1.84	to	1.84	1,223,252	2.24	1.45 to 1.60	30.96	to	30.76
	12/31/2003		744,643	1.41	to	1.40	1,180,339	2.00	1.45 to 1.60	33.80	to	33.60
	12/31/2002		1,603,043	1.05	to	1.05	1,781,044	2.30	1.45 to 1.60	2.12	to	1.97
Asset Allocation-Conservative
	12/31/2006		839,364	1.31	to	1.31	1,102,878	3.25	1.45 to 1.60	7.89	to	7.73
	12/31/2005		976,765	1.22	to	1.21	1,189,685	2.76	1.45 to 1.60	3.68	to	3.53
	12/31/2004		873,823	1.17	to	1.17	1,026,581	0.24	1.45 to 1.60	8.14	to	7.98
	12/31/2003		166,604	1.09	to	1.08	181,004	0.11	1.45 to 1.60	21.16	to	20.98
	12/31/2002	(1)	81,850	0.90	to	0.90	73,394	0.00	1.45 to 1.60	(10.33)	to	(10.42)

77

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2006

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Small/Mid Cap Value
	12/31/2006		571,755	$1.72	to	$1.70	$1,742,349	0.84%	1.45% to 1.60%	16.37%	to	16.20%
	12/31/2005		736,481	1.48	to	1.47	1,982,416	0.41	1.45 to 1.60	11.94	to	11.78
	12/31/2004		922,218	1.32	to	1.31	2,222,188	0.00	1.45 to 1.60	14.68	to	14.51
	12/31/2003		1,423,344	1.15	to	1.15	2,924,588	0.00	1.45 to 1.60	88.11	to	87.83
	12/31/2002		1,810,525	0.61	to	0.61	1,844,222	16.31	1.45 to 1.60	(40.33)	to	(40.42)
T.Rowe Price Small Cap
	12/31/2006	(1)	86,466	$0.95	to	$0.95	$82,051	0.00	1.45 to 1.60	-5.11%	to	-5.20%
Templeton Transamerica Global
	12/31/2006		805,794	1.57	to	1.55	1,258,314	1.30	1.45 to 1.60	17.10	to	16.92
	12/31/2005		859,939	1.34	to	1.33	1,147,381	0.26	1.45 to 1.60	5.94	to	5.78
	12/31/2004		926,547	1.26	to	1.26	1,167,564	0.02	1.45 to 1.60	7.89	to	7.73
	12/31/2003		1,367,677	0.85	to	0.85	1,160,932	0.00	1.50	21.43
	12/31/2002		2,532,106	0.70	to	0.70	1,770,003	2.66	1.50	(27.12)
Transamerica Science and Technology
	12/31/2006		—	1.46	to	1.45	—	0.00	1.45 to 1.60	(0.44)	to	(0.58)
	12/31/2005		12,978	1.47	to	1.46	19,025	0.42	1.45 to 1.60	0.61	to	0.46
	12/31/2004		12,978	1.46	to	1.45	18,910	0.00	1.45 to 1.60	6.51	to	6.35
	12/31/2003		12,978	1.37	to	1.36	17,755	0.00	1.45 to 1.60	48.80	to	48.58
	12/31/2002	(1)	300	0.92	to	0.92	276	0.00	1.45 to 1.60	(8.06)	to	(8.13)
J.P. Morgan Enhanced Index
	12/31/2006		1,554,102	1.13	to	1.12	1,869,692	1.06	1.45 to 1.60	13.67	to	13.50
	12/31/2005		1,831,911	0.99	to	0.98	1,945,336	1.26	1.45 to 1.60	1.98	to	1.83
	12/31/2004		2,070,652	0.97	to	0.97	2,172,984	0.79	1.45 to 1.60	9.43	to	9.27
	12/31/2003		2,995,328	0.89	to	0.88	2,848,995	0.54	1.45 to 1.60	27.10	to	26.91
	12/31/2002		2,776,542	0.70	to	0.70	2,078,515	0.32	1.45 to 1.60	(25.67)	to	(25.78)
Asset Allocation-Moderate
	12/31/2006		1,599,571	1.37	to	1.36	2,183,874	2.64	1.45 to 1.60	9.89	to	9.73
	12/31/2005		1,539,555	1.24	to	1.24	1,912,847	2.19	1.45 to 1.60	5.91	to	5.76
	12/31/2004		345,484	1.17	to	1.17	405,133	0.25	1.45 to 1.60	9.80	to	9.64
	12/31/2003		169,021	1.07	to	1.07	180,502	0.12	1.45 to 1.60	23.08	to	22.90
	12/31/2002	(1)	300	0.87	to	0.87	260	0.00	1.45 to 1.60	(13.18)	to	(13.27)

78

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2006

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Asset Allocation-Moderate Growth
	12/31/2006		840,879	$1.43	to	$1.42	$1,203,930	1.61%	1.45% to 1.60%	12.21%	to	12.05%
	12/31/2005		838,728	1.28	to	1.27	1,070,224	1.09	1.45 to 1.60	8.34	to	8.18
	12/31/2004		1,077,923	1.18	to	1.17	1,269,617	0.17	1.45 to 1.60	11.92	to	11.75
	12/31/2003		201,936	1.05	to	1.05	212,524	0.15	1.45 to 1.60	25.35	to	25.17
	12/31/2002	(1)	147,187	0.84	to	0.84	123,582	0.00	1.45 to 1.60	(16.04)	to	(16.12)
PIMCO Total Return
	12/31/2006		2,033,649	1.16	to	1.15	2,360,347	3.17	1.45 to 1.60	2.73	to	2.57
	12/31/2005		2,434,317	1.13	to	1.12	2,750,689	1.72	1.45 to 1.60	0.87	to	0.72
	12/31/2004		2,574,402	1.12	to	1.12	2,883,938	1.82	1.45 to 1.60	3.00	to	2.85
	12/31/2003		1,360,190	1.09	to	1.08	1,479,330	1.16	1.45 to 1.60	3.40	to	3.25
	12/31/2002	(1)	1,045,618	1.05	to	1.05	1,099,804	0.00	1.45 to 1.60	5.18	to	5.08
Legg Mason Partners All Cap
	12/31/2006		84,099	1.24	to	1.23	103,910	0.99	1.45 to 1.60	16.87	to	16.69
	12/31/2005		94,507	1.06	to	1.05	99,938	0.61	1.45 to 1.60	2.59	to	2.44
	12/31/2004		101,233	1.03	to	1.03	104,378	0.23	1.45 to 1.60	7.58	to	7.42
	12/31/2003		115,542	0.96	to	0.96	110,742	0.34	1.45 to 1.60	33.22	to	33.03
	12/31/2002		321,388	0.72	to	0.72	231,375	0.21	1.45 to 1.60	(25.79)	to	(25.90)
Transamerica Equity
	12/31/2006		4,500,481	1.33	to	1.32	5,973,427	0.00	1.45 to 1.60	7.17	to	7.01
	12/31/2005		2,711,547	1.24	to	1.23	3,361,814	0.38	1.45 to 1.60	14.88	to	14.71
	12/31/2004		2,632,498	1.08	to	1.07	2,841,839	0.00	1.45 to 1.60	14.15	to	13.98
	12/31/2003		1,877,157	0.95	to	0.94	1,775,880	0.00	1.45 to 1.60	29.35	to	29.16
	12/31/2002		495,624	0.73	to	0.73	362,384	0.00	1.45 to 1.60	(23.35)	to	(23.47)
Transamerica Growth Opportunities
	12/31/2006		228,045	1.70	to	1.68	386,041	0.22	1.45 to 1.60	3.60	to	3.45
	12/31/2005		250,663	1.64	to	1.63	409,813	0.00	1.45 to 1.60	14.57	to	14.40
	12/31/2004		371,141	1.43	to	1.42	529,869	0.00	1.45 to 1.60	14.96	to	14.79
	12/31/2003		962,721	1.24	to	1.24	1,196,548	0.00	1.45 to 1.60	29.34	to	29.15
	12/31/2002		2,152,918	0.96	to	0.96	2,069,001	0.00	1.45 to 1.60	(15.54)	to	(15.66)
Transamerica Value Balanced
	12/31/2006		651,426	1.36	to	1.35	883,621	2.32	1.45 to 1.60	13.62	to	13.46
	12/31/2005		925,623	1.20	to	1.19	1,105,214	3.05	1.45 to 1.60	5.07	to	4.92
	12/31/2004		833,050	1.14	to	1.13	946,540	1.67	1.45 to 1.60	8.39	to	8.23
	12/31/2003		175,489	1.05	to	1.05	184,124	2.64	1.45 to 1.60	18.44	to	18.27
	12/31/2002	(1)	417,432	0.89	to	0.89	369,902	4.29	1.45 to 1.60	(11.38)	to	(11.47)

79

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2006

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Van Kampen Active International Allocation
	12/31/2006		2,547,233	$1.54	to	$1.52	$3,848,248	0.32%	1.45% to 1.60%	21.75%	to	21.57%
	12/31/2005		2,675,255	1.26	to	1.25	3,314,536	3.43	1.45 to 1.60	12.17	to	12.00
	12/31/2004		2,937,681	1.13	to	1.12	3,239,215	2.79	1.45 to 1.60	14.38	to	14.21
	12/31/2003		2,062,417	0.98	to	0.98	1,958,634	1.87	1.45 to 1.60	30.91	to	30.72
	12/31/2002		1,681,886	0.75	to	0.75	1,216,847	0.20	1.45 to 1.60	(18.16)	to	(18.28)
Van Kampen Mid-Cap Growth
	12/31/2006		136,090	0.88	to	0.87	119,323	0.00	1.45 to 1.60	8.34	to	8.18
	12/31/2005		142,961	0.81	to	0.81	115,737	0.09	1.45 to 1.60	6.02	to	5.86
	12/31/2004		128,007	0.77	to	0.76	97,710	0.00	1.45 to 1.60	5.61	to	5.45
	12/31/2003		148,511	0.72	to	0.72	107,441	0.00	1.45 to 1.60	26.32	to	26.14
	12/31/2002		315,911	0.57	to	0.57	181,141	0.09	1.45 to 1.60	(34.02)	to	(34.12)
Capital Guardian Global
	12/31/2006		105,097	1.33	to	1.33	139,954	3.21	1.45 to 1.60	12.69	to	12.52
	12/31/2005		52,495	1.18	to	1.18	62,077	0.59	1.45 to 1.60	8.61	to	8.45
	12/31/2004	(1)	16,346	1.09	to	1.09	17,812	0.15	1.45 to 1.60	8.98	to	8.88
Capital Guardian Value
	12/31/2006		1,773,122	1.38	to	1.38	2,452,317	1.43	1.45 to 1.60	14.84	to	14.67
	12/31/2005		1,951,220	1.20	to	1.20	2,350,388	0.98	1.45 to 1.60	6.17	to	6.02
	12/31/2004	(1)	1,827,467	1.13	to	1.13	2,073,492	0.18	1.45 to 1.60	13.46	to	13.35
AllianceBernstein Growth
	12/31/2006		188,232	1.04	to	1.03	195,302	0.00	1.45 to 1.60	(2.65)	to	(2.79)
	12/31/2005		229,430	1.07	to	1.06	244,527	0.00	1.45 to 1.60	10.04	to	9.88
	12/31/2004		464,509	0.97	to	0.96	449,876	0.00	1.45 to 1.60	12.89	to	12.72
	12/31/2003		299,465	0.86	to	0.85	256,911	0.00	1.45 to 1.60	32.78	to	32.58
	12/31/2002		205,447	0.65	to	0.64	132,746	0.00	1.45 to 1.60	(29.29)	to	(29.40)
AllianceBernstein Global Technology
	12/31/2006		58,940	0.84	to	0.83	49,349	0.00	1.45 to 1.60	6.84	to	6.68
	12/31/2005		78,084	0.79	to	0.78	61,219	0.00	1.45 to 1.60	2.17	to	2.02
	12/31/2004		80,312	0.77	to	0.77	61,681	0.00	1.45 to 1.60	3.58	to	3.43
	12/31/2003		99,330	0.74	to	0.74	73,672	0.00	1.45 to 1.60	41.74	to	41.53
	12/31/2002		51,829	0.52	to	0.52	27,150	0.00	1.45 to 1.60	(42.64)	to	(42.73)

80

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2006

4.	Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
AllianceBernstein Large Cap Growth
	12/31/2006	34,652	$0.92	to	$0.91	$31,535	0.00%	1.45% to 1.60%	(2.06)%	to	(2.20)%
	12/31/2005	55,455	0.93	to	0.93	51,676	0.00	1.45 to 1.60	13.21	to	13.04
	12/31/2004	48,320	0.83	to	0.82	39,864	0.00	1.45 to 1.60	6.79	to	6.63
	12/31/2003	50,757	0.77	to	0.77	39,212	0.00	1.45 to 1.60	21.60	to	21.43
	12/31/2002	17,501	0.64	to	0.63	11,124	0.00	1.45 to 1.60	(31.83)	to	(31.93)
Dreyfus IP-Core Bond
	12/31/2006	111,941	1.20	to	1.19	133,895	4.89	1.45 to 1.60	3.43	to	3.28
	12/31/2005	179,047	1.16	to	1.15	207,206	3.76	1.45 to 1.60	0.66	to	0.51
	12/31/2004	176,257	1.15	to	1.14	202,662	3.82	1.45 to 1.60	2.87	to	2.72
	12/31/2003	503,830	1.12	to	1.11	563,399	3.80	1.45 to 1.60	5.58	to	5.43
	12/31/2002	1,968,384	1.06	to	1.06	2,085,069	5.10	1.45 to 1.60	5.26	to	5.10
The Dreyfus Socially Responsible Growth Fund, Inc.
	12/31/2006	13,117	0.89	to	0.89	11,729	0.00	1.45 to 1.60	7.40	to	7.25
	12/31/2005	12,556	0.83	to	0.83	10,454	0.00	1.45 to 1.60	1.88	to	1.73
	12/31/2004	10,772	0.82	to	0.81	8,803	0.07	1.45 to 1.60	4.42	to	4.27
	12/31/2003	31,873	0.78	to	0.78	24,943	0.00	1.45 to 1.60	23.96	to	23.77
	12/31/2002	45,217	0.63	to	0.63	28,546	0.01	1.45 to 1.60	(30.15)	to	(30.25)
Dreyfus VIF-Appreciation
	12/31/2006	117,054	1.13	to	1.12	132,043	1.42	1.45 to 1.60	14.55	to	14.38
	12/31/2005	180,144	0.99	to	0.98	177,451	0.00	1.45 to 1.60	2.63	to	2.48
	12/31/2004	212,098	0.96	to	0.96	203,198	0.14	1.45 to 1.60	3.29	to	3.14
	12/31/2003	2,160,006	0.93	to	0.93	2,011,508	1.23	1.45 to 1.60	19.10	to	18.93
	12/31/2002	2,126,686	0.78	to	0.78	1,663,289	0.93	1.45 to 1.60	(18.08)	to	(18.20)
Seligman Global Technology
	12/31/2006	30,240	1.03	to	1.02	30,962	0.00	1.45 to 1.60	16.02	to	15.85
	12/31/2005	35,893	0.89	to	0.88	31,712	0.00	1.45 to 1.60	6.41	to	6.25
	12/31/2004	54,057	0.83	to	0.83	44,925	0.00	1.45 to 1.60	2.35	to	2.19
	12/31/2003	66,824	0.82	to	0.81	54,327	0.00	1.45 to 1.60	34.11	to	33.92
	12/31/2002	67,931	0.61	to	0.61	41,232	0.00	1.45 to 1.60	(32.76)	to	(32.86)
Seligman Communications and Information
	12/31/2006	48,501	1.23	to	1.22	59,100	0.00	1.45 to 1.60	20.27	to	20.10
	12/31/2005	85,987	1.02	to	1.01	87,402	0.00	1.45 to 1.60	5.99	to	5.84
	12/31/2004	74,833	0.96	to	0.96	71,851	0.00	1.45 to 1.60	9.27	to	9.11
	12/31/2003	85,114	0.88	to	0.88	74,868	0.00	1.45 to 1.60	42.00	to	41.79
	12/31/2002	40,894	0.62	to	0.62	25,340	0.00	1.45 to 1.60	(37.15)	to	(37.24)

81

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2006

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Seligman Capital
	12/31/2006		38,640	$1.04	to	$1.03	$39,850	0.00%	1.45% to 1.60%	4.30%	to	4.14%
	12/31/2005		43,969	0.99	to	0.99	43,508	0.00	1.45 to 1.60	10.60	to	10.44
	12/31/2004		345,250	0.90	to	0.89	309,939	0.00	1.45 to 1.60	6.75	to	6.59
	12/31/2003		170,506	0.84	to	0.84	143,329	0.00	1.45 to 1.60	33.82	to	33.62
	12/31/2002		129,415	0.63	to	0.63	81,287	0.00	1.45 to 1.60	(34.10)	to	(34.20)
Equity Index
	12/31/2006		5,236,504	1.32	to	1.31	6,918,632	1.56	1.45 to 1.60	14.06	to	13.89
	12/31/2005		3,992,414	1.16	to	1.15	4,624,394	1.89	1.45 to 1.60	3.30	to	3.15
	12/31/2004		3,796,162	1.12	to	1.12	4,258,596	1.20	1.45 to 1.60	9.22	to	9.05
	12/31/2003		2,767,220	1.03	to	1.03	2,843,453	0.95	1.45 to 1.60	26.63	to	26.45
	12/31/2002	(1)	1,107,816	0.81	to	0.81	899,621	0.00	1.45 to 1.60	(18.79)	to	(18.87)
Mid-Cap Index
	12/31/2006		1,620,097	1.57	to	1.55	2,531,537	1.10	1.45 to 1.60	12.13	to	11.97
	12/31/2005		2,061,058	1.40	to	1.39	2,873,558	1.07	1.45 to 1.60	12.35	to	12.19
	12/31/2004		2,271,439	1.24	to	1.24	2,819,481	0.83	1.45 to 1.60	18.59	to	18.42
	12/31/2003		2,044,723	1.05	to	1.05	2,140,951	0.52	1.45 to 1.60	32.14	to	31.95
	12/31/2002	(1)	878,660	0.79	to	0.79	696,625	0.00	1.45 to 1.60	(20.71)	to	(20.79)
REIT Index
	12/31/2006		975,304	2.36	to	2.34	2,295,538	1.86	1.45 to 1.60	33.01	to	32.81
	12/31/2005		622,219	1.77	to	1.76	1,100,436	3.90	1.45 to 1.60	10.24	to	10.08
	12/31/2004		981,131	1.61	to	1.60	1,574,568	2.42	1.45 to 1.60	28.64	to	28.45
	12/31/2003		668,543	1.25	to	1.25	834,309	1.44	1.45 to 1.60	33.55	to	33.35
	12/31/2002	(1)	99,440	0.94	to	0.93	92,993	0.00	1.45 to 1.60	(6.42)	to	(6.52)
Short-Term Investment Grade
	12/31/2006		5,238,721	1.11	to	1.11	5,828,882	3.27	1.45 to 1.60	3.42	to	3.27
	12/31/2005		4,519,231	1.08	to	1.07	4,862,555	3.15	1.45 to 1.60	0.79	to	0.64
	12/31/2004		4,310,169	1.07	to	1.06	4,601,425	2.28	1.45 to 1.60	0.60	to	0.46
	12/31/2003		2,470,733	1.06	to	1.06	2,622,004	3.73	1.45 to 1.60	2.07	to	1.92
	12/31/2002	(1)	2,560,900	1.04	to	1.04	2,663,158	0.00	1.45 to 1.60	3.99	to	3.89
Total Bond Market Index
	12/31/2006		1,418,556	1.15	to	1.15	1,635,308	3.98	1.45 to 1.60	2.82	to	2.67
	12/31/2005		1,392,707	1.12	to	1.12	1,562,074	3.92	1.45 to 1.60	0.94	to	0.79
	12/31/2004		1,377,213	1.11	to	1.11	1,530,610	5.04	1.45 to 1.60	2.71	to	2.56
	12/31/2003		1,521,413	1.08	to	1.08	1,646,824	1.89	1.45 to 1.60	2.53	to	2.38
	12/31/2002	(1)	112,776	1.06	to	1.06	119,083	0.00	1.45 to 1.60	5.61	to	5.51

82

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2006

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity-VIP Mid Cap
	12/31/2006		636,241	$1.58	to	$1.57	$1,002,214	0.40%	1.45% to 1.60%	11.09%	to	10.93%
	12/31/2005		818,247	1.42	to	1.41	1,160,402	0.00	1.45 to 1.60	0.17	to	0.16
	12/31/2004	(1)	796,132	1.22	to	1.21	968,213	0.00	1.45 to 1.60	21.62	to	21.50
Fidelity-VIP Value Strategies
	12/31/2006		757,229	1.30	to	1.29	983,847	0.61	1.45 to 1.60	14.68	to	14.51
	12/31/2005		827,731	1.13	to	1.13	937,889	0.00	1.45 to 1.60	1.20	to	1.05
	12/31/2004	(1)	726,498	1.12	to	1.12	813,431	0.00	1.45 to 1.60	11.97	to	11.86
Fidelity-VIP Contrafund
	12/31/2006	(1)	287,903	1.03	to	1.03	296,686	1.99	1.45 to 1.60	3.05	to	2.95
VA Global Bond
	12/31/2006		2,947,675	1.02			3,015,660	0.54	1.45	2.26
	12/31/2005	(1)	695,696	1.00			696,039	12.50	1.45	0.05
VA Small Value
	12/31/2006		1,822,886	1.37			2,496,889	1.26	1.45	36.97
	12/31/2005	(1)	367,614	1.15			422,290	0.89	1.45	14.87
VA Large Value
	12/31/2006		1,960,305	1.30			2,546,826	1.86	1.45	29.92
	12/31/2005	(1)	384,322	1.10			422,775	3.29	1.45	10.01
VA Short-Term Fixed
	12/31/2006		2,908,506	1.04			3,018,250	5.53	1.45	3.77
	12/31/2005	(1)	694,631	1.01			698,922	7.15	1.45	0.62
VA International Value
	12/31/2006		1,282,415	1.54			1,979,879	4.28	1.45	54.39
	12/31/2005	(1)	283,382	1.16			330,052	6.46	1.45	16.47
VA International Small
	12/31/2006		1,323,838	1.45			1,924,563	2.97	1.45	45.38
	12/31/2005	(1)	282,882	1.18			334,227	4.65	1.45	18.15

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

83

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2006

4.	Financial Highlights (continued)

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from .25% to .60% of the average contract owner’s account value depending on the options selected. Refer to the product’s prospectus for specific details. Expense ratios for periods of less than one year have been annualized.

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns reflect a full twelve month period except for those subaccounts indicated as being a partial year in the Organization and Summary of Significant Accounting Policies footnote and new expense ratios as follows:

Expense Ratio	Inception Date
1.45%	May 1, 2001
1.60%	May 1, 2001

84

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2006

5.	Administrative, Mortality, and Expense Risk Charge

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for PBL’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund Account. An annual charge of 1.30%, 1.35%, or 1.45% (depending on the death benefit selected) is assessed.

An administrative charge equal to .15% annually is deducted from the unit values of the subaccounts of the Mutual Fund Account. This charge is assessed daily by PBL. This deduction represents reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account.

6.	Income Taxes

Operations of the Mutual Fund Account form a part of PBL, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of PBL for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PBL. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to PBL, as long as earnings are credited under the variable annuity contracts.

7.	Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

85

OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(a)	Financial Statements.

All required financial statements are included in Part B of this Registration Statements.

(b)	Exhibits.

(1)	Resolution of the Board of Directors of National Home Life Assurance Company (“National Home”) authorizing establishment of the Separate Account./1/
(2)	Not Applicable.
(3)	Distribution Agreement.
	(a)	Principal Underwriting Agreement by and between Capital Holding Securities Corporation, National Home Life Assurance Company and National Home Life Assurance Company Separate Account VA V. Note 19
	(a)(1)	Amendment by and between Providian Securities Corporation (formerly Capital Holding Securities Corporation) and Providian Life and Health Insurance Company (formerly National Home Life Assurance Company). Note 19
	(a)(2)	Amendment No. 2 by and between AFSG Securities Corporation (formerly Providian Securities Corporation) and Peoples Benefit Life Insurance Company (formerly Providian Life and Health Insurance Company). Note 19
	(3)(a)(3)	Termination of Principal Underwriting Agreement. Note 25
	(3)(a)(4)	Amended and Restated Principal Underwriting Agreement. Note 25
	(3)(a)(5)	Amendment No. 1 and Novation to the Amended and Restated Principal Underwriting Agreement. Note 25.
	(b)	Form of Selling Agreement./2/
(4)	(a)	Form of variable annuity contract (A Unit)./3/
	(b)	Form of variable annuity contract (B Unit)./3/
	(c)	Form of variable annuity contract (Advisor’s Edge Select)/10/
	(d)	Form of variable annuity policy (Advisor’s Edge)/15/
	(e)	Form of variable annuity policy (Advisor’s Edge Select)/15/
	(f)	Policy Rider (Guaranteed Minimum Income Benefit)/17/
	(g)	Policy Rider (Additional Death Benefit) /17/
	(h)	Policy Rider (Additional Death Benefit-Extra) /17/
	(i)	Policy Rider (Life with Emergency Cash) /17/
	(j)	Policy Rider (Initial Payment Guarantee)/17/
	(k)	Policy Rider (Additional Death Distribution II)/18/
	(l)	Policy Rider (Additional Death Benefit RTP 18 0103)/18/
(5)	(a)	Form of Application./4/
	(b)	403(b) Rider./2/
	(c)	Individual Retirement Annuity Rider./2/
	(d)	Advisor’s Edge and Advisor’s Edge Select are appless products
(6)	(a)	Articles of Redomestication and Reincorporation of Peoples Benefit Life Insurance Company./19/
	(b)	Amended and Restated By-Laws Peoples Benefit Life Insurance Company. Note 19.
(7)	Not Applicable.
(8)	(a)	Form of Participation Agreement for the Funds./3/
	(b)	Participation Agreement Among DFA Investment Dimensions Group, Inc., Dimensional Fund Advisors, Inc., DFA Securities Inc. and National Home Life Assurance Company dated as of June 29, 1994./5/
	(c)	Participation Agreement Among Insurance Management Series, Federated Advisors, Federated Securities Corp. and National Home Life Assurance Company dated as of May 17, 1994./5/
	(d)	Participation Agreement Among Insurance Investment Products Trust, SEI Financial Services Company and National Home Life Assurance Company dated as of January 1, 1995./6/
	(e)	Participation Agreement Among Wanger Advisors Trust and National Home Life Assurance Company dated as of May 19, 1995./6/
	(f)	Participation Agreement Among Tomorrow Funds Retirement Trust, Weiss, Peck & Greer, L.L.C. and Providian Life and Health Insurance Company dated as of September 11, 1995./6/
	(g)	Participation Agreement among Montgomery Funds III, Montgomery Asset Management, L.P., and Providian Life and Health Insurance Company dated as of January 31, 1996./7/

1

	(h)	Participation Agreement Among Strong Variable Insurance Funds, Inc.; Strong Capital Management, Inc.; Strong Funds Distributors, Inc. and Providian Life and Health Insurance Company dated March 31, 1997./8/
	(i)	Participation Agreement Among Warburg Pincus Trust; Warburg Pincus Counsellors, Inc.; Counsellors Securities Inc. and Providian Life and Health Insurance Company dated March 31, 1997./8/
	(j)	Amendment No. 1 dated December 16, 1996 to Participation Agreement Among Wanger Advisors Trust and Providian Life and Health Insurance Company dated May 19, 1995./8/
	(k)	Participation Agreement Among SteinRoe Variable Investment Trust, SteinRoe & Farnham Incorporated and Providian Life and Health Insurance Company dated March 31, 1997./8/
	(l)	Participation Agreement Among Providian Life and Health Insurance Company, Providian Series Trust, and Providian Investment Advisors, Inc. dated March 25, 1997./8/
	(m)	Participation Agreement Among Endeavor Series Trust, Endeavor Management Co. and PFL Life Insurance Company dated February 28, 1991, as amended./9/
	(n)	Participation Agreement Among WRL Series Fund, Inc., Western Reserve Life Assurance Co. of Ohio, and PFL Life Insurance Company./11/
	(n)(1)	Amendment No. 9 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, and AUSA Life Insurance Company, Inc./15/
	(n)(2)	Amendment No. 31 to Participation Agreement (ATSF). Note 21
	(n)(3)	Amendment No. 32 to Participation Agreement (ATSF). Note 23
	(o)	Participation Agreement Among PFL Life Insurance Company, AFSG Securities Corporation, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated as of May 1, 2000./12/
	(o)(1)	Form of Amendment to Participation Agreement Among PFL Life Insurance Company, AFSG Securities Corporation, Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. dated August 2, 2000./15/
	(p)	Participation Agreement between PFL Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Life and Annuity Index Fund, Inc. dated April 15, 1997./13/
	(p)(1)	Amendment to Participation Agreement between PFL Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Life and Annuity Index Fund, Inc. dated July 28, 2000./16/
	(q)	Participation Agreement Among Transamerica Variable Insurance Fund, Inc., Transamerica Occidental Life Insurance Company and PFL Life Insurance Company dated November 1, 1999./14/
	(q)(1)	Amendment to Participation Agreement between Transamerica Variable Insurance Fund, Inc., Transamerica Investment Management, LLC, and PFL Life Insurance Company dated July 28, 2000./16/
	(r)	Fund Participation Agreement between Seligman Portfolios, Inc. and Peoples Benefit Life Insurance Company/25/
(8)	(s)	Participation Agreement by and between Variable Insurance Products Fund and Peoples Benefit Life Insurance Company. Note 23
(8)	(s)(1)	Second Amendment to Participation Agreement (Fidelity). Note 25
(8)	(t)	Participation Agreement (Wells Fargo). Note 25
(8)	(u)	Participation Agreement (Vanguard). Note 25
(9)	(a)	Opinion and Consent of Counsel. 25
(9)	(b)	Consent of Counsel. Note 25
(10)	(a)	Consent of Independent Registered Public Accounting Firm. 25
(10)	(b)	Opinion and Consent of Actuary. Note 24
(11)	No Financial Statements are omitted from Item 23.
(12)	Not Applicable.
(13)	Performance Computation. /24/
(14)	Powers of Attorney. (G. Douglas Mangum, Jr; Martha A. McConnell; Brian A. Smith; Brenda K. Clancy;
Bart Herbert Jr.; Kathleen M. Modzelewski, Larry N. Norman; David G. Rekoski; Douglas A. Sarcia;
Craig D. Vermie) Note 15 (Marilyn Carp; Diane Meiners) Note 19. (Robert J. Kontz) Note 22.
(BK Clancy, BA Smith, CD Vermie, DD Button, EJ Martin, KM Modzelewski, LN Norman, M Carp,
M.A. McConnell) Note 25

/1/	Incorporated by reference from the initial Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-45862.
/2/	Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-45862.
/3/	Incorporated by reference from the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-72838, filed on December 10, 1993.
/4/	Incorporated by reference from the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-79502, filed on May 27, 1994.

2

/5/	Incorporated by reference from the Post-Effective Amendment No. 1 to the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-80958, filed April 28, 1995.

/6/	Incorporated by reference from Post-Effective Amendment No. 3 to the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-80958, filed on November 20, 1995.

/7/	Incorporated by reference from Post-Effective Amendment No. 4 to the Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-80958, filed on April 30, 1996.

/8/	Incorporated by reference from Post-Effective Amendment No. 7 to the Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-80958, filed on April 30, 1997.

/9/	Incorporated by reference from Post-Effective Amendment No. 8 to the Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-80958, filed on April 30, 1998.

/10/	Incorporated by reference from Post-Effective Amendment No. 9 to the Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-80958, filed June 3, 1998.

/11/	Incorporated by reference from Post-Effective Amendment No. 1 to the Registration Statement of PFL Life Variable Annuity Account A, File No. 333-26209, filed April 29, 1998.

/12/	Incorporated by reference from Post-Effective Amendment No. 3 to the Registration Statement of PFL Life Variable Annuity Account A, File No. 333-26209, file April 28, 2000.

/13/	Incorporated by reference from Initial Registration Statement on Form N-4 of PFL Life Variable Annuity Account A, File No. 333-26209, filed April 30, 1997.

/14/	Incorporated by reference from Post-Effective Amendment No. 2 of PFL Endeavor VA Separate Account, File No. 33-56908, filed April 27, 2000.

/15/	Incorporated by reference from Post-Effective Amendment No. 12 of Peoples Benefit Life Insurance Company Separate Account V, File No. 33-80958, filed September 5, 2000.

/16/	Incorporated by reference from Post-Effective Amendment No. 14 of Peoples Benefit Life Insurance Company Separate Account V, File No. 33-80958, filed December 1, 2000.

/17/	Incorporated by reference from Post-Effective Amendment No. 18 of Peoples Benefit Life Insurance Company Separate Account V, File No. 33-80958, filed May 1, 2002.

/18/	Filed with Post-Effective Amendment No. 19 to this Form N-4 Registration Statement (File No. 33-80958) on May 1, 2003.

/19/	Filed with Post-Effective Amendment No. 20 to this Form N-4 Registration Statement (File No. 33-80958) on January 22, 2004.

/20/	Filed with Post-Effective Amendment No. 23 to this Form N-4 Registration Statement (File No. 33-80958) on April 29, 2004.

/21/	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-109580) on January 7, 2005.

/22/	Incorporated herein by reference to Post-Effective Amendment No. 19 to Form N-4 Registration Statement (File No. 33-36073) filed on February 17, 2005.

/23/	Filed with Post-Effective Amendment No. 24 to this Form N-4 Registration Statement (File No. 33-80958) on April 27, 2005.

/24/	Filed with Post-Effective Amendment No. 25 to this Form N-4 Registration Statement (File No. 33-80958) on April 26, 2006.

/25/	Filed herewith.

3

Item 25. Directors and Officers of Depositor

Positions and Offices with Depositor	Name and Principal Business
Address*
Director, Chief Financial Officer and Senior Vice President	Darryl D. Button
Vice President, Director	Brian A. Smith
Executive Vice President, Director, and Chief Operating Officer	Brenda K. Clancy
President, Director	Marilyn Carp
Vice President, Director	Kathleen M. Modzelewski
Chairman of the Board, Executive Vice President, Director	Larry N. Norman
Secretary, Senior Vice President, General Counsel, Director	Craig D. Vermie
Vice President and Corporate Controller	Eric J. Martin
Treasurer, Senior Vice President	Martha A. McConnell

*	The business address of each director and officer of Peoples Benefit Life Insurance Company is 20 Moores Road, Frazer, Pennsylvania 19355; 520 Park Avenue, Baltimore, MD 21201-4500 or 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499.

4

Item 26. Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance

Academy Insurance Group, Inc.	Delaware	100% Commonwealth General Corporation	Holding company

ADB Corporation, L.L.C.	Delaware	100% AUSA Holding Company	Special purpose limited Liability company

AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company

AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment adviser

AEGON Dealer Services Canada, Inc.	Canada	100% 1490991 Ontario Limited	Mutual fund dealership

AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Direct Marketing Services, Inc.	Maryland	100% Monumental Life Insurance Company	Marketing company

AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing

AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager

AEGON Funding Corp.	Delaware	100% AEGON USA, Inc.	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Ireland Services Limited	Ireland	100% AEGON Ireland Holding B.V.	Provides the services of staff and vendors to AEGON Financial Assurance Ireland, Limited and AEGON Global Institutional Markets plc

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.72% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 12,962 shares; AEGON USA, Inc. owns 3,238 shares	Holding company

AEGON U.S. Holding Corporation	Delaware	1056 shares of Common Stock owned by Transamerica Corp.; 225 shares of Series A Voting Preferred Stock owned by Transemorica Coporation	Holding company

AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Co.	Investment advisor

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, Inc.	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

As of 1/1/2007	Page 1

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 120 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company

AEGON/Transamerica Series Trust	Delaware	100% AEGON/Transamerica Fund Advisors, Inc.	Mutual fund

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Broker-Dealer

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

Ammest Realty Corporation	Texas	100% Monumental Life Insurance Company	Special-purpose subsidiary

Ampac Insurance Agency, Inc. (EIN 23-1720755)	Pennsylvania	100% Commonwealth General Corporation	Provider of management support services

Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent

Apple Partners of Iowa LLC	Iowa	Members: 58.13% Monumental Life Insurance Company; 41.87% Peoples Benefit Life Insurance Company	Hold title on Trustee’s Deeds on secured property

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance

ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: TOLIC (99%)	Property

AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company

AUSA Merger Sub, Inc.	Delaware	100% AUSA Holding Company	Special purpose

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - First AUSA Life Insurance Company (99%)	Inter-company lending and general business

Bankers Financial Life Ins. Co.	Arizona	100% Voting Common Stock - First AUSA Life Insurance Co. Class B Common stock is allocated 75% of total cumulative vote. Class A Common stock is allocated 25% of total cumulative vote.	Insurance

Bay Area Community Investments I, LLC	California	70% LIICA; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Benefit Plans, Inc.	Delaware	100% Commonwealth General Corporation	Inactive

As of 1/1/2007	Page 2

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
BF Equity LLC	New York	100% RCC North America LLC	Real estate

Buena Sombra Insurance Agency, Inc.	Maryland	91,790 shares of common stock owned by Commonwealth General Corporation; 8,210 shares of common stock owned by Peoples Benefit Life Insurance Company	Insurance agency

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, Inc.; 10 shares of common stock owned by Commonwealth General Corporation	Holding company

Capital Liberty, L.P.	Delaware	99.0% Monumental Life Insurance Company (Limited Partner); 1.0% Commonwealth General Corporation (General Partner)	Holding company

Commonwealth General Corporation (“CGC”)	Delaware	100% AEGON U.S. Corporation	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Systems, Inc.	Maryland	100% Creditor Resources, Inc.	Technology

Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company

FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate

FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate

FGP Colonial Plaza, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate

FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Rockbeach, Inc	Delaware	100% FGH USA LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary

As of 1/1/2007	Page 3

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Flashdance, LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

Force Financial Group, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments

Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments

Garnet Community Investments I, LLC	Delaware	100% Life Investors Insurance Company of America	Securities

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet LIHTC Fund I, LLC	Delaware	Members: Garnet Community Investments I, LLC (0.01%); Goldenrod Asset Management, Inc.—a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc.—a non-affiliate of AEGON (99.99%)	Investments

As of 1/1/2007	Page 4

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investmetns VII, LLC (0.01%); Washington Mutual Bank, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); Washington Mutual Bank, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	100% Garnet Community Investments IX, LLC	Investments

Garnet LIHTC Fund X, LLC	Delaware	100% Garnet Community Investments X, LLC	Investments

Garnet LIHTC Fund XI, LLC	Delaware	100% Garnet Community Investments XI, LLC	Investments

Garnet LIHTC Fund XII, LLC	Delaware	100% Garnet Community Investments XII, LLC	Investments

Gemini Investments, Inc.	Delaware	100% TLIC	Investment subsidiary

Global Preferred Re Limited	Bermuda	100% GPRE Acquisition Corp.	Reinsurance

Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company

GPRE Acquisition Corp.	Delaware	100% AEGON N.V.	Acquisition company

Great Companies, L.L.C.	Iowa	100% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts

Hott Feet Development LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

In the Pocket LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending

InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer

InterSecurities Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

Investment Advisors International, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Investment advisor

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote. Participating common stock is allowed 40% of total cumulative vote. First AUSA Life Insurance Co.	Insurance

JMH Operating Company, Inc.	Mississippi	100% People’s Benefit Life Insurance Company	Real estate holdings

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities

As of 1/1/2007	Page 5

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Life Investors Insurance Company of America	Iowa	679,802 shares Common Stock owned by AEGON USA, Inc.; 504,033 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance

LIICA Holdings, LLC	Delaware	Sole Member: Life Investors Insurance Company of America	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100% Life Investors Insurance Company of America	Captive insurance company

Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company

Money Concepts (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental Life Insurance Company	Maryland	73.23% Capital General Development Company; 26.77% First AUSA Life Insurance Company	Insurance Company

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company

National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency

NEF Investment Company	Calfornia	100% TOLIC	Real estate development

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Pensaprima, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

Peoples Benefit Life Insurance Company	Iowa	76.3% Monumental Life Insurance Company; 20% Capital Liberty, L.P.; 3.7% CGC	Insurance Company

Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Insurance Company	Special-purpose subsidiary

Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCG Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Co.	Holding company

Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Co.	Holding company

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance

Quantitative Data Solutions, LLC	Delaware	100% owned by TOLIC	Special purpose corporation

Quest Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Travel discount plan

RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate

RCC Properties Limited Partnership	Iowa	AEGON USA Realty Advisors, Inc. is General Partner and 5% owner; all limited partners are RCC entities within the RCC group	Limited Partnership

As of 1/1/2007	Page 6

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: 38.356% Transamerica Life Insurance Co.; 34.247% TOLIC; 18.356% LIICA; 6.301% Monumental Life Insurance Co.; 2.74% Transamerica Financial Life Insurance Co.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members: 59.5% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25%; Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members: 30.4% Transamerica Life Insurance Co.; 23% TOLIC; 1% Stonebridge Life Insurance Co.; 11% LIICA; 14% PBLIC; 5% MLIC	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	33.4% owned by Life Investors Insurance Company of America; 32% owned by Peoples Benefit Life Insurance Company; 10% owned by Transamerica Occidental Life Insurance Company; 9.4% owned by Monumental Life Insurance Company; 9.4% owned by Transamerica Financial Life Insurance Company; 1% owned by Stonebridge Life Insurance Company	Real estate alternatives investment

Real Estate Alternatives Portfolio 4HR, LLC	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 22% owned by Monumental Life Insurance Company; 10% owned by Peoples Benefit Life Insurance Company; 4% owned by Transamerica Financial Life Insurance Company	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 4MR, LLC	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 22% owned by Monumental Life Insurance Company; 10% owned by Peoples Benefit Life Insurance Company; 4% owned by Transamerica Financial Life Ins	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

Retirement Project Oakmont	CA	General Partners: Trransamerica Products, Inc.; TOLIC; Transameirca Oakmont Retirement Associates, a CA limited partnership. Co-General Partners of Transamerica Oakmont Retirement Associates are Transamerica Oakmont Corp. and Transamerica Products I (Administrative General Partner).	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

As of 1/1/2007	Page 7

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

South Glen Apartments, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Limited liability company

Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock AEGON USA, Inc.	Insurance

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, Inc.	Insurance company

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge International Marketing Ltd.	UK	100% Cornerstone International Holdings Ltd.	Marketing

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

TAH-MCD IV, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TBC III, Inc.	Delaware	100% TFCFC Asset Holdings, Inc.	Special purpose corporation

TBK Insurance Agency of Ohio, Inc.	Ohio	500 shares non-voting common stock owned by Transamerica Financial Advisors, Inc.; 1 share voting common stock owned by James Krost	Variable insurance contract sales in state of Ohio

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at TFC

TFC Properties, Inc.	Delaware	100% Transamerica Corporation	Holding company

The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware		Voting Trust

The Insurance Agency for the American Working Family, Inc.	Maryland	100% Veterans Life Insurance Company	Insurance

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership

As of 1/1/2007	Page 8

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Annuity Service Corporation	New Mexico	100% TSC	Performs services required for structured settlements

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica China Investments Holdings Limited	Hong Kong	99% TOLIC	Holding company

Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

Transamerica Direct Marketing Group, Mexico S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

Transamerica Direct Marketing Group-Mexico Servicios S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

Transamerica Direct Marketing Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

Transamerica Direct Marketing Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International N.V.	Marketing company

Transamerica Direct Marketing Taiwan, Ltd.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

Transamerica Direct Marketing (Thailand), Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remiaining 7% held by various AEGON employees	Marketing of insurance products in Thailand

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc.	Delaware	100% TSC	Broker/dealer

Transamerica Financial Institutions,Inc.	Minnesota	100% AEGON Financial Services Group,Inc.	Inactive

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, Inc.; 12.60% TOLIC	Insurance

Transamerica Financial Resources Ins. Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Fund Advisors, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns - 23%	Fund advisor

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

As of 1/1/2007	Page 9

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages

Transamerica IDEX Mutual Funds	Delaware	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Direct Marketing Group, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, Inc.	Investments

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, Inc.	Reinsurance

Transamerica Investment Management, LLC	Delaware	80% Transamerica Investment Services, Inc. as Original Member; 20% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor

Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Holding company

Transamerica Investors, Inc.	Maryland	Maintains advisor status	Advisor

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Occidental Life Insurance Company	Long-term life insurer in Bermuda—will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International N.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company

Transamerica Life Insurance Company	Iowa	316,955 shares Common Stock owned by Transamerica Occidental Life Insurance Company; 87,755 shares Series B Preferred Stock owned by AEGON USA, Inc.	Insurance

Transamerica Marketing E Correctora De Seguros De Vida Do Brazil Ltda.	Brazil	749,000 quotes shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International N.V.	Brokerage company

Transamerica Mezzanine Financing Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica Products, Inc.	General partner retirement properties

Transamerica Oakmont Retirement Associates	California	Co-General Partners are Transamerica Oakmont Corporation and Transamerica Products I (Administrative General Partner)	Senior living apartments

As of 1/1/2007	Page 10

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	1,104,117 shares Common Stock owned by Transamerica Service Company; 1,103,466 shares of Preferred Stock owned by Transamerica Corporation	Life Insurance

Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund

Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance

Transamerica Products, Inc. (“TPI”)	California	100% TSC	Holding company

Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company

Transamerica Re Consultoria em Seguros e Servicos Ltda	Brazil	95% TOLIC; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company

Transamerica Realty Services, LLC (“TRS”)	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments

Transamerica Retirement Communities S.F., Inc.	Delaware	100% TFC Properties, Inc.	Inactive

Transamerica Retirement Communities S.J., Inc.	Delaware	100% TFC Properties, Inc.	Inactive

Transamerica Securities Sales Corp.	Maryland	100% TSC	Life insurance sales

Transamerica Service Company (“TSC”)	Delaware	100% TIHI	Holding company

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of admin. services

United Financial Services, Inc.	Maryland	100% AEGON USA, Inc.	General agency

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator

Valley Forge Associates, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Furniture & equipment lessor

Veterans Insurance Services, Inc.	Delaware	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary

Veterans Life Insurance Company	Illinois	100% AEGON USA, Inc.	Insurance company

Westcap Investors, LLC	Delaware	100% Transamerica Investment Management, LLC	Inactive

Westcap Investors Series Fund, LLC	Delaware	Transamerica Investment Management, LLC is the Managing Member	This Series Fund is an unregistered investments vehicle for Transamerica Investment Management, LLC (former Westcap Investors, LLC) clients are Members

Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, Inc.	Insurance

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

As of 1/1/2007	Page 11

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Reinsurance Limited	Bermuda	100% World Financial Group, Inc.	Reinsurance

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Holding Company of Canada Inc.	Canada	100% TIHI	Holding company

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive

As of 1/1/2007	Page 12

ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 28, 2007, there were 4348 Contract Owners of the Advisor’s Edge Variable Annuity and 1070 Contract Owners of the Advisor’s Edge Select Variable Annuity.

ITEM 28. INDEMNIFICATION

Item 28 is incorporated by reference from the Post-Effective Amendment No. 6 to the Registration Statement of the National Home Life Assurance Company Separate Account II, File No. 33-7033.

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Item 29.	Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA-1, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, Separate Account VA WNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Peoples Benefit Life Insurance Company Separate Account I, Peoples Benefit Life Insurance Company Separate Account II and Peoples Benefit Life Insurance Company Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA-2L, Separate Account VA-5, and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA WM. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for AEGON/Transamerica Series Trust, Transamerica IDEX Mutual Funds and Transamerica Investors, Inc.

(b) Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter
Phillip S. Eckman	(2)	Director
Paula G. Nelson	(3)	Director, Chief Executive Officer and President
Larry N. Norman	(1)	Director
John Mallett	(1)	Director
Linda S. Gilmer	(1)	Executive Vice President – Finance
Frank A. Camp	(1)	Corporate Secretary
Michael W. Brandsma	(3)	Managing Director and Executive Vice President
Jay A. Hewitt	(2)	Managing Director and Executive Vice President
Robert R. Frederick	(1)	Managing Director and Executive Vice President
Lon J. Olejniczak	(1)	Managing Director and Executive Vice President
Courtney A. John	(3)	Chief Compliance Officer
Carol A. Sterlacci		Vice President
Darin D. Smith	(1)	Assistant Vice President
Brenda L. Smith		Assistant Vice President
Priscilla I. Hechler	(4)	Assistant Vice President and Assistant Secretary
Arthur D. Woods	(4)	Assistant Vice President
Dennis P. Gallagher	(4)	Assistant Vice President
Kyle A. Keelan	(4)	Assistant Vice President
Christy Post-Rissin	(4)	Assistant Vice President
Frank J. Rosa	(4)	Assistant Vice President
John W. Fischer	(4)	Assistant Vice President
Amy Boyle	(4)	Assistant Vice President
Clifton W. Flenniken, III	(5)	Assistant Vice President

(1) 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001

(2) 600 S. Hwy 169, Suite 1800, Minneapolis, MN 55426

(3) 4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719

(4) 570 Carillon Parkway, St. Petersburg, FL 33716

(5) 1111 North Charles Street, Baltimore, MD 21201

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commission(2)	Compensation on Redemption	Brokerage Commissions	Compensation
AFSG Securities Corporation(1)	$965,939	0	0	0
Transamerica Capital, Inc.	0	0	0	0

(1)	Effective May 1, 2007, Transamerica Capital, Inc. replaced AFSG Securities Corporation as principal underwriter for the policies.

(2)	Fiscal Year 2006

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the rules promulgated thereunder will be maintained Manager Regulatory Filing Unit in the Administrative Offices of Peoples Benefit Life Insurance Company in Cedar Rapids, Iowa.

ITEM 31.    MANAGEMENT SERVICES

All management contracts are discussed in Part A or Part B.

ITEM 32.    UNDERTAKINGS.

(a)	Peoples Benefit Life Insurance Company represents that the fees and charges deducted under the contracts in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Peoples Benefit Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

Peoples Benefit Life Insurance Company represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) - (d) of that Rule.

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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 23 day of April, 2007.

PEOPLES BENEFIT LIFE INSURANCE COMPANY SEPARATE ACCOUNT V

PEOPLES BENEFIT LIFE INSURANCE COMPANY Depositor

*
Larry N. Norman Executive Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* Brenda K. Clancy	Director and Executive Vice President, and Chief Operating Officer	April , 2007

* Larry N. Norman	Director (Principal Executive Officer)	April , 2007

* Brian A. Smith	Director and Vice President	April , 2007

* Marilyn Carp	Director and President	April , 2007

* Craig D. Vermie	Director, Secretary, Senior Vice President and General Counsel	April , 2007

* Kathleen M. Modzelewski	Director and Vice President	April , 2007

* Darryl D. Button	Director, Chief Financial Officer and Senior Vice President	April , 2007

* Eric J. Martin	Vice President and Corporate Controller	April , 2007

* Martha A. McConnell	Treasurer and Senior Vice President	April , 2007

/s/ Darin D. Smith Darin D. Smith	Attorney-in-Fact pursuant to powers of attorney filed previously and herewith	April 23, 2007

Registration No.

33-80958

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

PEOPLES BENEFIT LIFE INSURANCE COMPANY

SEPARATE ACCOUNT V

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*
(3)(a)(3)	Termination of Principal Underwriting Agreement

(3)(a)(4)	Amended and Restated Principal Underwriting Agreement

(3)(a)(5)	Amendment No. 1 and Novation to Amended and Restated Principal Underwriting Agreement

(8)(r)	Fund Participation Agreement (Seligman)

(8)(s)(1)	Second Amendment to Participation Agreement (Fidelity)

(8)(t)	Participation Agreement (Wells Fargo)

(8)(u)	Participation Agreement (Vanguard)

(9)(a)	Opinion and Consent of Counsel

(9)(b)	Consent of Counsel

(10)(a)	Consent of Independent Registered Public Accounting Form.

(14)	Powers of Attorney

*	Page numbers included only in manually executed original.